UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400

                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                        Date of fiscal year end: July 31
                                                ---------

                    Date of reporting period: July 31, 2019
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


Annual Report                                                      July 31, 2019
--------------------------------------------------------------------------------

AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)


                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 ANNUAL REPORT
                                 JULY 31, 2019

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 28
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 29
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 31
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 34
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 36
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 39
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 41
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 43
Statements of Assets and Liabilities......................................... 44
Statements of Operations..................................................... 46
Statements of Changes in Net Assets.......................................... 48
Financial Highlights......................................................... 52
Notes to Financial Statements................................................ 57
Report of Independent Registered Public Accounting Firm...................... 65
Additional Information....................................................... 66
Board of Trustees and Officers............................................... 72
Privacy Policy............................................................... 74

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2019

Dear Shareholders:

One thing we can all agree on and expect: headline news coming out of Washington, DC continues to influence the financial markets. By late February of 2019, President Trump announced the U.S. was close to a trade deal with China, yet by May 10, existing tariffs on Chinese imports jumped from 10% to 25%. Furthermore, the President's threat of additional tariffs on the remaining $300 billion in Chinese imports became a reality with his announcement after a Federal Funds rate cut of 0.25% on the last day of July. This led many to wonder if these events could be signaling a recession.

While reticent investors sought cover in "risk-on" assets, calendar year-to-date performances of broad markets as of July 31, 2019, were strong. Both U.S. and world equities, as indicated by the S&P 500(R) Index and the MSCI All Country World Index, returned 20.24% and 16.57%, respectively. Bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.35%, for the same period.

Despite the ongoing bluster of the news cycle, we believe the economy is doing well and productivity growth, due to deregulation and lower taxes on corporate profits, has improved over the last two years.

      o The Consumer Confidence Index of 135.7 for July is strong and at the highest level this year.

      o The U.S. inflation rate hovers near 2%, on average, as it has for the last decade.

      o July's unemployment rate of 3.7% barely moved from 3.6% in May, which was the lowest level since December of 1969.

Before you head for the exits or reach for the antacids due to the latest political equivocation, keep a balanced perspective in view. Remember, no one can predict the inevitable and expected market fluctuations. Speak periodically with your investment professional, who can provide insight when it comes to investing and discovering opportunities when they arise.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2019

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

The trade conflict between the U.S. and China was nearly 17-months-old at the close of July 2019. In our opinion, the most notable change from the business climate of 2018 to that of 2019 was the Trump Administration's ratcheting up of tariffs on roughly $200 billion of imported goods from China. On May 10, 2019, tariffs jumped from 10% to 25%. At the end of July, President Trump decided to up the ante on China by announcing a 10% tariff on the remaining $300 billion or so in goods shipped to the U.S. annually. The Trump Administration tends to play the tariff card whenever trade negotiations get bogged down. The tariff was to begin on September 1, 2019. We learned in August, however, that President Trump softened his stance by shielding some consumer products from the new tariff until at least December in order to allow retailers to stock their inventories for the critical holiday shopping season. The ongoing dispute has become a drag on global growth, according to organizations such as the International Monetary Fund.

While the U.S. economy continues to flourish relative to many other developed and emerging economies, recent data suggests that China's economy is being stressed by the tariffs. China's gross domestic product rose at an annualized pace of 6.2% in the second quarter of 2019, the slowest rate of growth in 27 years, according to MarketWatch. CNBC reported that, as of July 1, 2019, the current U.S. economic expansion will become the longest in its history, breaking the previous record of 120 months of growth from March 1991 to March 2001, according to data from the National Bureau of Economic Research.

The recent escalation in the trade conflict between the U.S. and China has investors flocking to safe-haven assets around the globe, including bonds. One reflection of this is the market value of the Bloomberg Barclays Global Negative Yielding Debt Index, which closed the July 31, 2019 trading session at $14.01 trillion, according to Bloomberg. Another is the plunge in the yield on the benchmark 10-year Treasury Note, which declined by 94 basis points to 2.02% over the past 12 months. More than half of that drop transpired after mid-April 2019.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") listed globally stood at an all-time high of $5.74 trillion in July 2019, up from $5.12 trillion a year ago, according to its own release. Total assets of U.S. listed ETFs/ETPs also stood at an all-time high of $4.02 trillion for the same period, up from $3.63 trillion a year ago.

SECTOR/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. The flows are reported over time on a rolling 12-month basis. For the 12-month period ended July 31, 2019, U.S. Equity funds/ETFs reported estimated net inflows totaling $40.68 billion, according to data from Morningstar. As has been the case in recent years, investors are favoring passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $242.78 billion, compared to estimated net outflows totaling $202.10 billion for actively managed U.S. Equity funds/ETFs, for the same period.

Investors shied away from sector funds and sector ETFs. For the 12-month period ended July 31, 2019, Sector Equity funds/ETFs reported estimated net outflows totaling $50.79 billion. Passive Sector Equity funds/ETFs reported estimated net outflows totaling $20.18 billion, compared to estimated net outflows totaling $30.61 billion for actively managed Sector Equity funds/ETFs for the same period.

For the 12-month period ended July 31, 2019, nine of the 11 major sectors that comprise the S&P 500(R) Index generated positive total returns, according to Bloomberg. The S&P 500(R) Index posted a total return of 7.99% over the period. Six of the 11 sectors outperformed the broader index. Those six sectors were as follows: Real Estate (+17.56%); Utilities (+16.53%); Information Technology (+15.72%); Communication Services (+14.82%); Consumer Staples (+14.64%); and Consumer Discretionary (+9.22%), according to Bloomberg. The two sectors that posted negative total returns for the period were Materials, down 0.14%, and Energy, down 15.99%.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by ICE Data Indices, LLC. or its affiliates ("IDI") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                               3.13%      7.09%      13.90%        7.36%      40.84%     267.62%      138.32%
Market Price                      3.13%      7.09%      13.90%        7.36%      40.84%     267.33%      138.31%

INDEX PERFORMANCE
StrataQuant(R) Consumer
   Discretionary Index            3.79%      7.78%      14.69%        8.12%      45.44%     293.85%      159.96%
Russell 1000(R) Index             8.00%     11.15%      14.10%        8.06%      69.67%     274.04%      158.19%
S&P 500(R) Consumer
   Discretionary Index            9.22%     14.49%      18.75%       11.34%      96.73%     457.75%      271.81%
Russell 1000(R) Consumer
   Discretionary Index(1)        11.21%     13.73%      18.12%        N/A        90.28%     428.62%        N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXD's one-year net asset value ("NAV") return of 3.13% underperformed the S&P 500(R) Consumer Discretionary Index ("Benchmark") return of 9.22% by 6.09%. The Specialty Retail industry received the greatest allocation in the Fund during the period, with an average weight of 19.3%. This industry contributed 0.7% to the Fund's return. The greatest contributor to Fund performance was the Hotels, Restaurants, & Leisure industry. This industry received 14.6% allocation, performed 7.4% and contributed 1.8% to the Fund's overall return. The Auto Components industry was the greatest drag on the Fund, with a 6.1% weight, -26.6% return and -1.9% contribution to the Fund's return. The Fund underperformed the Benchmark during the period. The Hotels, Restaurants, & Leisure industry contributed the most to this underperformance. While the industry returned well in the Fund, the Benchmark gave this industry a slightly greater weight and received a much better return. In all, this industry contributed -3.4% to underperformance in the Fund versus the Benchmark. The greatest outperformance came from Internet & Direct Marketing Retail, which caused 0.7% outperformance for the Fund versus the Benchmark.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       78.60%
Communication Services                       15.28
Industrials                                   2.50
Consumer Staples                              1.97
Information Technology                        1.65
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Trade Desk (The), Inc., Class A               1.65%
Qurate Retail, Inc., Series A                 1.63
Roku, Inc.                                    1.63
Kohl's Corp.                                  1.62
Tempur Sealy International, Inc.              1.56
Gap (The), Inc.                               1.55
Dick's Sporting Goods, Inc.                   1.53
Macy's, Inc.                                  1.51
General Motors Co.                            1.49
Urban Outfitters, Inc.                        1.49
                                            -------
  Total                                      15.66%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)

                                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                   JULY 31, 2009 - JULY 31, 2019

               First Trust                                                                                         Russell 1000(R)
          Consumer Discretionary      StrataQuant(R) Consumer      Russell 1000(R)      S&P 500(R) Consumer           Consumer
             AlphaDEX(R) Fund           Discretionary Index             Index           Discretionary Index      Discretionary Index
7/31/09          $10,000                      $10,000                  $10,000                $10,000                  $10,000
1/31/10           11,458                       11,502                   11,027                 11,545                   11,471
7/31/10           12,508                       12,604                   11,450                 12,614                   12,380
1/31/11           15,402                       15,576                   13,599                 15,076                   14,937
7/31/11           16,854                       17,122                   13,819                 16,209                   15,907
1/31/12           16,505                       16,847                   14,135                 17,058                   16,686
7/31/12           16,339                       16,702                   14,918                 18,136                   17,897
1/31/13           19,526                       20,041                   16,543                 21,094                   20,901
7/31/13           23,228                       23,924                   18,831                 25,155                   24,704
1/31/14           24,587                       25,424                   20,221                 26,865                   26,407
7/31/14           26,102                       27,082                   22,045                 28,348                   27,780
1/31/15           28,135                       29,289                   23,003                 30,361                   29,674
7/31/15           30,420                       31,779                   24,522                 35,061                   33,544
1/31/16           26,447                       27,711                   22,587                 32,722                   30,877
7/31/16           29,711                       31,222                   25,708                 36,298                   34,487
1/31/17           29,719                       31,335                   27,287                 38,113                   35,942
7/31/17           31,223                       33,027                   29,808                 41,345                   39,252
1/31/18           36,812                       39,067                   34,336                 49,164                   46,679
7/31/18           35,649                       37,946                   34,631                 51,062                   47,528
1/31/19           34,433                       36,755                   33,589                 50,005                   47,005
7/31/19           36,764                       39,386                   37,404                 55,775                   52,862

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         146              0               0             0
8/1/16 - 7/31/17         102              0               0             0
8/1/17 - 7/31/18         119              0               0             0
8/1/18 - 7/31/19         158              2               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         105              0               0             0
8/1/16 - 7/31/17         150              0               0             0
8/1/17 - 7/31/18         132              0               1             0
8/1/18 - 7/31/19          89              2               0             0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                               0.83%      5.67%      12.41%       8.52%       31.73%     222.01%      171.82%
Market Price                      0.94%      5.68%      12.41%       8.52%       31.79%     222.08%      171.86%

INDEX PERFORMANCE
StrataQuant(R) Consumer
   Staples Index                  1.49%      6.34%      13.23%       9.32%       36.00%     246.57%      197.26%
Russell 1000(R) Index             8.00%     11.15%      14.10%       8.06%       69.67%     274.04%      158.19%
S&P 500(R) Consumer
   Staples Index                 14.64%      9.65%      12.42%       9.66%       58.49%     222.32%      209.01%
Russell 1000(R) Consumer
   Staples Index(1)              10.13%      8.16%      11.97%        N/A        48.00%     209.80%        N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXG's one-year NAV return of 0.83% underperformed the S&P 500(R) Consumer Staples Index ("Benchmark") return of 14.64% by 13.81%. Over the period, the Food Products industry was given the greatest allocation in the Fund with a weighting of 53.8%. With a return of 5.7% and contribution of 3.3% to the Fund's total return, this industry was the greatest positive contributor to the Fund's return. The Food & Staples Retailing industry caused the greatest drag in the portfolio, with a weight of 20.5%, return of -6.2%, and contribution to the Fund's return of -1.6%. The Fund underperformed the Benchmark during the period. The Household Products industry caused the most underperformance. The Benchmark allocated 22.3% to this industry, in contrast with the Fund's 10.2%, and these investments in the Benchmark returned 35%, while Household Products in the Fund returned 9.0%. In all, Household Products accounted for -4.3% underperformance in the Fund. The greatest outperformance for the Fund came simply by investing very little in the Tobacco industry. This industry was very nearly absent from the Fund, with an average allocation of only 0.5%, and earned 2.3% outperformance in the Fund versus the Benchmark.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                            100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Pilgrim's Pride Corp.                         5.92%
Casey's General Stores, Inc.                  5.77
Archer-Daniels-Midland Co.                    5.59
Walgreens Boots Alliance, Inc.                5.54
Kroger (The) Co.                              5.41
Molson Coors Brewing Co., Class B             5.36
Hershey (The) Co.                             4.31
Campbell Soup Co.                             3.93
Constellation Brands, Inc., Class A           3.81
Tyson Foods, Inc., Class A                    3.75
                                            -------
  Total                                      49.39%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)

                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2009 - JULY 31, 2019

                                                                                             S&P 500(R)         Russell 1000(R)
            First Trust Consumer            StrataQuant(R)           Russell 1000(R)      Consumer Staples      Consumer Staples
          Staples AlphaDEX(R) Fund      Consumer Staples Index            Index                Index                 Index
7/31/09           $10,000                      $10,000                   $10,000              $10,000               $10,000
1/31/10            10,819                       10,855                    11,027               10,876                10,850
7/31/10            11,597                       11,679                    11,450               11,334                11,385
1/31/11            12,982                       13,132                    13,599               12,351                12,396
7/31/11            15,216                       15,448                    13,819               13,341                13,668
1/31/12            14,701                       14,985                    14,135               14,087                14,242
7/31/12            14,754                       15,144                    14,918               15,965                15,946
1/31/13            17,187                       17,704                    16,543               16,766                16,934
7/31/13            21,230                       21,968                    18,831               18,986                19,242
1/31/14            22,000                       22,846                    20,221               18,955                19,317
7/31/14            24,445                       25,483                    22,045               20,337                20,933
1/31/15            27,652                       28,895                    23,003               22,918                23,521
7/31/15            30,091                       31,545                    24,522               24,261                25,313
1/31/16            28,818                       30,289                    22,587               24,863                25,824
7/31/16            32,858                       34,651                    25,708               27,093                28,213
1/31/17            30,758                       32,540                    27,287               26,462                27,643
7/31/17            31,770                       33,722                    29,808               28,285                29,247
1/31/18            34,449                       36,686                    34,336               30,013                30,162
7/31/18            31,941                       34,147                    34,631               28,119                28,132
1/31/19            31,391                       33,652                    33,589               28,476                28,321
7/31/19            32,204                       34,655                    37,404               32,235                30,980

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         204              0               0             0
8/1/15 - 7/31/16         164              0               0             0
8/1/16 - 7/31/17         118              0               0             0
8/1/17 - 7/31/18          58              0               0             1
8/1/18 - 7/31/19         114              1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          48              0               0             0
8/1/15 - 7/31/16          87              0               0             0
8/1/16 - 7/31/17         134              0               0             0
8/1/17 - 7/31/18         193              0               0             0
8/1/18 - 7/31/19         135              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                              -35.77%    -16.18%     -1.22%       -3.99%      -58.62%    -11.52%      -39.25%
Market Price                     -35.87%    -16.19%     -1.23%       -4.00%      -58.66%    -11.60%      -39.31%

INDEX PERFORMANCE
StrataQuant(R) Energy Index      -35.50%    -15.78%     -0.62%       -3.41%      -57.63%     -6.05%      -34.57%
Russell 1000(R) Index              8.00%     11.15%     14.10%        8.06%       69.67%    274.04%      158.19%
S&P 500(R) Energy Index          -15.99%     -5.24%      4.37%        1.83%      -23.59%     53.41%       24.84%
Russell 1000(R) Energy Index(1)  -17.58%     -6.33%      3.79%        N/A        -27.90%     45.05%        N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXN's one-year NAV return of -35.77% underperformed the S&P 500(R) Energy Index ("Benchmark") return of -15.99% by 19.78%. The Oil, Gas, & Consumable Fuels industry was given by far the greatest allocation in the Fund and caused significant negative performance in the Fund. The allocation of 84.9% performed -36.3%, contributing -30.9% to the Fund's total return. The best-returning industry was the Chemicals industry, with a performance of -5.3%. With a meager 0.2% allocation, this industry contributed essentially nothing to the Fund's return (-2 basis points over the year). The Fund underperformed the Benchmark during the period. The heavily weighted Oil, Gas, & Consumable Fuels industry contributed -21% to this underperformance, while Energy Equipment & Services and Chemicals created 0.6% and 0.5% outperformance, respectively.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                      100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Phillips 66                                   5.48%
HollyFrontier Corp.                           5.38
Occidental Petroleum Corp.                    5.11
Marathon Oil Corp.                            4.95
ConocoPhillips                                4.84
Cimarex Energy Co.                            4.27
Antero Resources Corp.                        4.17
Halliburton Co.                               4.04
Marathon Petroleum Corp.                      4.04
Murphy Oil Corp.                              3.90
                                            -------
  Total                                      46.18%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)

                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       JULY 31, 2009 - JULY 31, 2019

          First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)       Russell 1000(R)
           AlphaDEX(R) Fund        Energy Index            Index           Energy Index       Energy Index
7/31/09        $10,000               $10,000              $10,000            $10,000             $10,000
1/31/10         11,660                11,705               11,027             10,637              10,688
7/31/10         11,827                11,918               11,450             10,569              10,628
1/31/11         16,637                16,826               13,599             14,400              14,524
7/31/11         17,585                17,856               13,819             15,051              15,172
1/31/12         14,726                15,008               14,135             14,262              14,229
7/31/12         13,804                14,124               14,918             14,295              14,162
1/31/13         16,428                16,876               16,543             15,820              15,714
7/31/13         17,064                17,578               18,831             16,956              16,833
1/31/14         18,060                18,672               20,221             17,228              17,186
7/31/14         21,380                22,173               22,045             20,082              20,115
1/31/15         15,381                15,973               23,003             16,138              15,941
7/31/15         13,129                13,648               24,522             14,923              14,734
1/31/16         10,121                10,522               22,587             12,970              12,536
7/31/16         11,465                11,940               25,708             15,228              14,638
1/31/17         12,702                13,279               27,287             16,420              15,818
7/31/17         10,893                11,431               29,808             15,256              14,570
1/31/18         12,170                12,824               34,336             17,503              16,710
7/31/18         13,775                14,567               34,631             18,264              17,596
1/31/19         10,721                11,346               33,589             15,344              14,687
7/31/19          8,847                 9,397               37,404             15,344              14,505

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         161              1               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         141              0               0             0
8/1/17 - 7/31/18          91              0               0             1
8/1/18 - 7/31/19          92              3               2             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         111              0               0             0
8/1/17 - 7/31/18         160              0               0             0
8/1/18 - 7/31/19         151              2               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                               3.03%     10.22%      13.90%       5.78%       62.65%     267.52%       98.89%
Market Price                      3.00%     10.21%      13.91%       5.78%       62.58%     267.87%       98.87%

INDEX PERFORMANCE
StrataQuant(R) Financials Index   3.72%     10.96%      14.74%       6.64%       68.22%     295.50%      119.51%
Russell 1000(R) Index             8.00%     11.15%      14.10%       8.06%       69.67%     274.04%      158.19%
S&P 500(R) Financials Index       3.46%     11.44%      12.41%       1.47%       71.87%     222.06%       19.57%
Russell 1000(R) Financial
   Services Index(1)              9.81%     12.54%      13.34%        N/A        80.51%     249.92%        N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXO's one-year NAV return of 3.03% underperformed the S&P 500(R) Financials Index ("Benchmark") return of 3.46% by 0.43%. The Banking industry received the greatest allocation during the period, with 21.2% average weight. This industry performed -6.0% during the period and contributed -0.7% to the Fund's total return. The Insurance industry had the greatest positive impact on the Fund's return with a weight of 20.9%, performance of 9.7%, and a total contribution to return of 1.7%. The Real Estate Management & Development industry had the greatest drag on the portfolio, with a 2.3% average weight and -0.9% contribution to the Fund's return. The Fund underperformed the Benchmark during the period. The greatest outperformance came from the IT Services industry, which, absent from the Benchmark, earned 1.4% outperformance for the Fund. The greatest source of underperformance came from the Real Estate Management & Development industry. The Benchmark did not include this industry, while the Fund gave Real Estate Management and Development industry a 2.3% allocation which caused -1.0% underperformance.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   74.19%
Real Estate                                  15.60
Information Technology                        9.26
Industrials                                   0.95
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
OneMain Holdings, Inc.                        1.09%
Santander Consumer USA Holdings, Inc.         0.99
Jefferies Financial Group, Inc.               0.98
Fair Isaac Corp.                              0.98
First American Financial Corp.                0.95
Ally Financial, Inc.                          0.94
Popular, Inc.                                 0.94
Outfront Media, Inc.                          0.93
BGC Partners, Inc., Class A                   0.93
White Mountains Insurance Group Ltd.          0.93
                                            -------
  Total                                       9.66%
                                            =======

----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)

                                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                 JULY 31, 2009 - JULY 31, 2019

          First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)             Russell 1000(R)
             AlphaDEX(R) Fund         Financials Index           Index           Financials Index      Financial Services Index
7/31/09          $10,000                  $10,000               $10,000              $10,000                   $10,000
1/31/10           11,880                   11,924                11,027               10,992                    11,079
7/31/10           12,668                   12,767                11,450               11,455                    11,512
1/31/11           14,593                   14,771                13,599               12,855                    12,941
7/31/11           13,966                   14,194                13,819               11,680                    12,048
1/31/12           14,082                   14,376                14,135               11,210                    11,752
7/31/12           14,604                   14,966                14,918               11,810                    12,504
1/31/13           17,307                   17,812                16,543               14,153                    14,781
7/31/13           20,364                   21,035                18,831               16,821                    17,320
1/31/14           21,519                   22,312                20,221               17,458                    18,144
7/31/14           22,595                   23,513                22,045               18,740                    19,385
1/31/15           23,560                   24,604                23,003               19,427                    20,388
7/31/15           25,845                   27,086                24,522               21,438                    22,477
1/31/16           22,795                   23,955                22,587               18,731                    19,928
7/31/16           25,902                   27,323                25,708               20,630                    22,164
1/31/17           29,547                   31,274                27,287               25,292                    25,467
7/31/17           32,117                   34,098                29,808               27,434                    27,835
1/31/18           35,595                   37,927                34,336               32,828                    32,311
7/31/18           35,670                   38,136                34,631               31,131                    31,869
1/31/19           33,740                   36,179                33,589               29,185                    30,861
7/31/19           36,752                   39,550                37,404               32,206                    34,992

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         152              0               0             0
8/1/17 - 7/31/18         139              0               0             1
8/1/18 - 7/31/19         120              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         100              0               0             0
8/1/17 - 7/31/18         112              0               0             1
8/1/18 - 7/31/19         125              1               1             1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                               1.07%      7.88%      16.03%       11.79%      46.09%     342.46%      290.69%
Market Price                      1.05%      7.88%      16.03%       11.79%      46.09%     342.46%      290.69%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index  1.79%      8.59%      16.84%       12.60%      50.98%     374.00%      326.68%
Russell 1000(R) Index             8.00%     11.15%      14.10%        8.06%      69.67%     274.04%      158.19%
S&P 500(R) Health Care Index      4.29%     10.23%      14.68%        9.80%      62.71%     293.32%      213.64%
Russell 1000(R) Health Care
   Index(1)                       5.26%     10.64%      15.26%        N/A        65.82%     313.62%        N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXH's one-year NAV return of 1.07% underperformed the S&P 500(R) Health Care Index ("Benchmark") return of 4.29% by 3.22%. The industry receiving the greatest allocation was Health Care Providers and Services, with a 27.5% average weight over the period. This industry performed -3.3% and contributed -1.7% to the Fund's total performance. This -1.7% contribution was the greatest drag on the Fund's performance during the period. The greatest contributor to the Fund's performance was the Health Care Equipment and Supplies industry, with a 26.3% allocation, 10.2% performance and 2.5% contribution to the Fund's return. The Fund underperformed the Benchmark during the period. Investments in Health Care Technology garnered the most outperformance for the Fund. The Fund allocated 3.5% to this industry, while the Benchmark had only 0.6%, and this led to the Fund's outperformance of 1.8%. Meanwhile, investments in Health Care Equipment and Supplies caused -1.4% underperformance for the Fund.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                 100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Universal Health Services, Inc., Class B      2.57%
Mylan N.V.                                    2.44
DexCom, Inc.                                  2.32
Insulet Corp.                                 2.29
Veeva Systems, Inc., Class A                  2.27
Biogen, Inc.                                  2.26
WellCare Health Plans, Inc.                   2.24
STERIS PLC                                    2.22
Exelixis, Inc.                                2.21
IQVIA Holdings, Inc.                          2.20
                                            -------
  Total                                      23.02%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)

                                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               JULY 31, 2009 - JULY 31, 2019

          First Trust Health Care       StrataQuant(R)        Russell 1000(R)         S&P 500(R)           Russell 1000(R)
             AlphaDEX(R) Fund          Health Care Index           Index           Health Care Index      Health Care Index
7/31/09           $10,000                   $10,000               $10,000               $10,000                $10,000
1/31/10            12,174                    12,213                11,027                11,339                 11,355
7/31/10            12,208                    12,296                11,450                10,431                 10,534
1/31/11            14,938                    15,111                13,599                11,670                 11,931
7/31/11            16,197                    16,448                13,819                12,718                 12,974
1/31/12            16,242                    16,563                14,135                13,496                 13,705
7/31/12            17,035                    17,406                14,918                14,680                 14,946
1/31/13            20,234                    20,755                16,543                16,585                 16,993
7/31/13            24,273                    25,002                18,831                19,911                 20,492
1/31/14            28,504                    29,459                20,221                22,035                 22,804
7/31/14            30,288                    31,395                22,045                24,177                 24,943
1/31/15            34,883                    36,273                23,003                27,695                 28,739
7/31/15            39,693                    41,432                24,522                30,814                 32,245
1/31/16            30,568                    31,993                22,587                27,024                 27,763
7/31/16            35,089                    36,840                25,708                30,818                 31,786
1/31/17            33,938                    35,732                27,287                29,096                 30,174
7/31/17            38,149                    40,302                29,808                33,285                 34,465
1/31/18            42,266                    44,795                34,336                37,050                 38,304
7/31/18            43,783                    46,565                34,631                37,717                 39,293
1/31/19            42,588                    45,438                33,589                38,777                 40,369
7/31/19            44,246                    47,401                37,404                39,331                 41,362

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         220              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 7/31/17         146              0               0             0
8/1/17 - 7/31/18          93              0               0             0
8/1/18 - 7/31/19         147              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          32              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 7/31/17         106              0               0             0
8/1/17 - 7/31/18         158              0               0             1
8/1/18 - 7/31/19          98              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                               3.67%      8.50%      14.38%       7.16%       50.40%     283.22%      133.07%
Market Price                      3.57%      8.50%      14.37%       7.16%       50.38%     283.04%      132.96%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index  4.25%      9.23%      15.20%       7.94%       55.47%     311.78%      154.55%
Russell 1000(R) Index             8.00%     11.15%      14.10%       8.06%       69.67%     274.04%      158.19%
S&P 500(R) Industrials Index      3.58%     10.34%      14.65%       7.85%       63.52%     292.28%      151.89%
Russell 1000(R) Producer
   Durables Index(1)              4.93%     11.08%      15.15%        N/A        69.11%     309.78%        N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXR's one-year NAV return of 3.67% outperformed the S&P 500(R) Industrials Index ("Benchmark") return of 3.58% by 0.09%. The Machinery industry carried the most weight in the Fund during the period. With an average weight of 19.9% and a performance of -3.2%, this industry contributed -1.1% to the Fund's total return. The best industry for the Fund during this period was Commercial Services & Supplies, which received a 6.4% allocation, experienced 22.8% performance and contributed 2% to the Fund's total return. The worst drag on the Fund was from Trading Companies & Distributors. Investments in this industry accounted for -1.3% of the Fund's performance. The Fund outperformed the Benchmark during the period. The outperformance of 1.7% is attributable to investments in the Industrial Conglomerates industry, which was a drag on the Benchmark but was barely represented in the Fund. The greatest source of underperformance were the investments in the Machinery industry, which caused -1.5% underperformance against the Benchmark.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  86.80%
Information Technology                       11.56
Health Care                                   0.95
Materials                                     0.69
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
CoStar Group, Inc.                            2.05%
Knight-Swift Transportation Holdings, Inc.    2.01
Northrop Grumman Corp.                        1.97
Schneider National, Inc., Class B             1.95
Genpact Ltd.                                  1.92
FedEx Corp.                                   1.92
Booz Allen Hamilton Holding Corp.             1.92
Carlisle Cos., Inc.                           1.90
HEICO Corp.                                   1.89
Air Lease Corp.                               1.87
                                            -------
  Total                                      19.40%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)

                                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                               JULY 31, 2009 - JULY 31, 2019

          First Trust Industrials/                                                                          Russell 1000(R)
             Producer Durables           StrataQuant(R)        Russell 1000(R)         S&P 500(R)          Producer Durables
              AlphaDEX(R) Fund          Industrials Index           Index           Industrials Index            Index
7/31/09           $10,000                    $10,000               $10,000               $10,000                $10,000
1/31/10            11,895                     11,945                11,027                11,624                 11,574
7/31/10            12,916                     13,019                11,450                12,868                 12,736
1/31/11            15,909                     16,102                13,599                15,544                 15,544
7/31/11            15,200                     15,435                13,819                14,977                 14,991
1/31/12            15,703                     16,022                14,135                15,849                 15,763
7/31/12            15,091                     15,451                14,918                15,972                 15,799
1/31/13            18,015                     18,515                16,543                18,055                 18,117
7/31/13            20,813                     21,467                18,831                20,552                 20,710
1/31/14            24,006                     24,860                20,221                22,965                 23,213
7/31/14            25,482                     26,489                22,045                23,989                 24,232
1/31/15            25,568                     26,669                23,003                25,445                 25,665
7/31/15            25,814                     26,986                24,522                25,646                 26,103
1/31/16            21,426                     22,461                22,587                24,259                 24,378
7/31/16            25,599                     26,937                25,708                28,329                 28,371
1/31/17            29,920                     31,662                27,287                31,021                 31,336
7/31/17            31,437                     33,378                29,808                33,515                 33,999
1/31/18            37,442                     39,887                34,336                38,984                 39,963
7/31/18            36,963                     39,500                34,631                37,869                 39,052
1/31/19            34,460                     36,904                33,589                35,767                 37,029
7/31/19            38,320                     41,178                37,404                39,226                 40,980

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         167              0               0             0
8/1/15 - 7/31/16         153              0               0             0
8/1/16 - 7/31/17         172              0               0             0
8/1/17 - 7/31/18         146              0               0             0
8/1/18 - 7/31/19         142              3               0             1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          85              0               0             0
8/1/15 - 7/31/16          98              0               0             0
8/1/16 - 7/31/17          80              0               0             0
8/1/17 - 7/31/18         105              0               1             0
8/1/18 - 7/31/19         103              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                              -10.08%     4.72%      11.21%       6.90%       25.95%     189.33%      126.08%
Market Price                     -10.19%     4.71%      11.19%       6.89%       25.85%     188.72%      125.90%

INDEX PERFORMANCE
StrataQuant(R) Materials Index    -9.45%     5.44%      12.02%       7.69%       30.32%     211.25%      147.45%
Russell 1000(R) Index              8.00%    11.15%      14.10%       8.06%       69.67%     274.04%      158.19%
S&P 500(R) Materials Index        -0.14%     5.77%       9.97%       5.56%       32.37%     158.59%       93.92%
Russell 1000(R) Materials and
   Processing Index(1)            -0.66%     6.57%      11.03%        N/A        37.46%     184.71%        N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXZ's one-year NAV return of -10.08% underperformed the S&P 500(R) Materials Index ("Benchmark") return of -0.14% by 9.94%. With an average weight of 35.8%, the Chemicals industry was the largest allocation in the Fund. Investments in Chemicals performed -12.5% and contributed -4.4% to the Fund's total return. The greatest drag on portfolio performance, however, were investments in the Metals & Mining industry, which received an allocation of 18.7% and caused a -6.7% return in the Fund. The greatest contributor to the Fund's performance were the investments in the Building Products industry, which carried an average weight of 6.4% and contributed 1.4% to the Fund's total return. The Fund underperformed the Benchmark during the period. The vast majority of this underperformance is attributable to investments in Metals and Mining, with -4.5% underperformance, and Chemicals with -3.9% underperformance against the Benchmark. The Building Products industry, meanwhile, caused 1.1% outperformance against the Benchmark during the period.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                    85.01%
Industrials                                  13.64
Information Technology                        1.35
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Scotts Miracle-Gro (The) Co.                  4.24%
Reliance Steel & Aluminum Co.                 3.93
Crown Holdings, Inc.                          3.90
Steel Dynamics, Inc.                          3.89
WestRock Co.                                  3.68
Nucor Corp.                                   3.68
United States Steel Corp.                     3.66
LyondellBasell Industries N.V., Class A       3.62
Domtar Corp.                                  3.55
Albemarle Corp.                               2.78
                                            -------
  Total                                      36.93%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)

                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                JULY 31, 2009 - JULY 31, 2019

          First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)         Russell 1000(R) Materials
            AlphaDEX(R) Fund         Materials Index           Index           Materials Index        and Processing Index
7/31/09          $10,000                 $10,000              $10,000              $10,000                   $10,000
1/31/10           11,857                  11,910               11,027               10,521                    10,738
7/31/10           13,272                  13,356               11,450               11,268                    11,657
1/31/11           16,299                  16,466               13,599               14,060                    14,604
7/31/11           16,341                  16,580               13,819               14,097                    14,810
1/31/12           16,145                  16,467               14,135               14,115                    14,982
7/31/12           15,561                  15,932               14,918               13,363                    14,243
1/31/13           18,903                  19,440               16,543               15,160                    16,422
7/31/13           19,513                  20,140               18,831               15,866                    17,271
1/31/14           21,883                  22,676               20,221               17,494                    18,976
7/31/14           22,973                  23,885               22,045               19,534                    20,711
1/31/15           21,326                  22,232               23,003               19,228                    20,330
7/31/15           21,970                  22,988               24,522               18,706                    19,943
1/31/16           18,809                  19,737               22,587               16,058                    17,414
7/31/16           24,931                  26,260               25,708               20,278                    22,141
1/31/17           27,578                  29,144               27,287               21,922                    24,127
7/31/17           28,425                  30,143               29,808               23,233                    25,529
1/31/18           33,513                  35,672               34,336               27,020                    29,557
7/31/18           32,176                  34,370               34,631               25,891                    28,469
1/3/119           27,871                  29,857               33,589               23,346                    25,600
7/31/19           28,933                  31,125               37,404               25,859                    28,471

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         163              0               0             0
8/1/15 - 7/31/16         147              0               0             0
8/1/16 - 7/31/17         162              0               0             0
8/1/17 - 7/31/18         114              0               0             0
8/1/18 - 7/31/19          76              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          89              0               0             0
8/1/15 - 7/31/16         104              0               0             0
8/1/16 - 7/31/17          90              0               0             0
8/1/17 - 7/31/18         137              0               0             1
8/1/18 - 7/31/19         169              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                              23.20%     17.59%      17.41%       11.04%      124.79%    397.75%      260.12%
Market Price                     23.17%     17.58%      17.39%       11.05%      124.75%    397.13%      260.17%

INDEX PERFORMANCE
StrataQuant(R) Technology Index  23.60%     18.19%      18.17%       11.84%      130.65%    431.19%      292.94%
Russell 1000(R) Index             8.00%     11.15%      14.10%        8.06%       69.67%    274.04%      158.19%
S&P 500(R) Information
   Technology Index              15.72%     18.97%      17.92%       12.83%      138.31%    420.03%      337.61%
Russell 1000(R) Technology
   Index(1)                      13.82%     17.87%      17.17%        N/A        127.49%    387.57%        N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXL's one-year NAV return of 23.20% outperformed the S&P 500(R) Information Technology Index ("Benchmark") return of 15.72% by 7.48%. The Software industry received the most weight in the Fund during the period, with an allocation of 36.0%. This industry was an excellent performer, returning 31.8% and contributing 11.3% to the Fund's total return. The most negative industry in the Fund was Technology Hardware Storage & Peripherals, which received an average weight of 8.0% and contributed -1.6% to the Fund's total return. The Fund outperformed the Benchmark during the period. The heavily-weighted Software industry accounted for 4.2% of this outperformance. Meanwhile, the Technology Hardware Storage and Peripherals industry caused the most underperformance, with a total effect of -0.8% underperformance against the Benchmark.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       88.73%
Communication Services                        7.03
Industrials                                   2.69
Health Care                                   1.55
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Micron Technology, Inc.                       1.86%
Avalara, Inc.                                 1.80
Match Group, Inc.                             1.79
Zscaler, Inc.                                 1.75
Alteryx, Inc., Class A                        1.72
Coupa Software, Inc.                          1.71
Atlassian Corp. PLC, Class A                  1.71
CDW Corp.                                     1.70
Paycom Software, Inc.                         1.69
Okta, Inc.                                    1.69
                                            -------
  Total                                      17.42%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

                                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                JULY 31, 2009 - JULY 31, 2019

          First Trust Technology       StrataQuant(R)      Russell 1000(R)      S&P 500(R) Information      Russell 1000(R)
             AlphaDEX(R) Fund         Technology Index          Index              Technology Index         Technology Index
7/31/09          $10,000                  $10,000              $10,000                 $10,000                  $10,000
1/31/10           11,396                   11,434               11,027                  10,863                   10,881
7/31/10           12,522                   12,614               11,450                  11,371                   11,499
1/31/11           16,402                   16,592               13,599                  13,624                   13,870
7/31/11           15,076                   15,315               13,819                  13,555                   13,659
1/31/12           15,268                   15,578               14,135                  14,407                   14,494
7/31/12           14,502                   14,852               14,918                  15,323                   15,100
1/31/13           15,877                   16,327               16,543                  15,579                   15,199
7/31/13           18,061                   18,646               18,831                  17,030                   16,586
1/31/14           20,796                   21,556               20,221                  19,244                   18,841
7/31/14           22,141                   23,031               22,045                  21,818                   21,436
1/31/15           23,379                   24,394               23,003                  22,798                   22,261
7/31/15           24,515                   25,662               24,522                  24,606                   23,750
1/31/16           21,284                   22,355               22,587                  23,902                   22,781
7/31/16           24,617                   25,943               25,708                  27,012                   25,920
1/31/17           28,009                   29,504               27,287                  29,856                   28,790
7/31/17           32,180                   34,001               29,808                  34,974                   33,523
1/31/18           39,655                   42,042               34,336                  42,727                   40,814
7/31/18           40,401                   42,975               34,631                  44,932                   42,847
1/31/19           42,296                   44,995               33,589                  42,340                   40,914
7/31/19           49,775                   53,119               37,404                  52,003                   48,757

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         177              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 7/31/17         168              0               0             0
8/1/17 - 7/31/18         180              1               0             0
8/1/18 - 7/31/19         162              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          75              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 7/31/17          84              0               0             0
8/1/17 - 7/31/18          71              0               0             0
8/1/18 - 7/31/19          82              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                              11.71%      8.22%      10.89%       6.22%       48.46%     181.23%      109.25%
Market Price                     11.67%      8.22%      10.88%       6.22%       48.41%     180.92%      109.15%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index   12.33%      8.95%      11.77%       7.08%       53.51%     204.20%      130.98%
Russell 1000(R) Index             8.00%     11.15%      14.10%       8.06%       69.67%     274.04%      158.19%
S&P 500(R) Utilities Index       16.53%     11.49%      11.72%       6.89%       72.24%     202.82%      125.98%
Russell 1000(R) Utilities
   Index(1)                      14.75%      8.72%      10.89%        N/A        51.89%     181.04%        N/A
------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

FXU's one-year NAV return of 11.71% underperformed the S&P 500(R) Utilities Index ("Benchmark") return of 16.53% by 4.82%. The Electric Utilities industry received the largest allocation during the period, performed at 15.4%, and contributed more than any other industry to the Fund's total performance, contributing 5.5% to the Fund's total return. The sector with the greatest drag in the Fund was Independent Power & Renewable Electricity Producers, which received a 1.1% allocation and contributed -0.4% to the Fund's total return. The Fund underperformed the Benchmark during the period. Much of this underperformance is attributable to the investments in Diversified Telecommunications Services, which received 14.5% allocation in the Fund, was absent in the Benchmark, and caused -2.9% underperformance against the Benchmark. The most outperformance came from investments in Wireless Telecommunication Services, which was also absent from the Benchmark, and garnered 1.8% outperformance relative to the Benchmark.

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                    69.11%
Communication Services                       30.89
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
United States Cellular Corp.                  6.03%
Telephone & Data Systems, Inc.                5.98
AT&T, Inc.                                    5.71
National Fuel Gas Co.                         5.09
PPL Corp.                                     4.66
Vistra Energy Corp.                           4.60
Sprint Corp.                                  4.30
T-Mobile US, Inc.                             4.15
MDU Resources Group, Inc.                     4.00
Avangrid, Inc.                                3.86
                                            -------
  Total                                      48.38%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI, and IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)

                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           JULY 31, 2009 - JULY 31, 2019

          First Trust Utilities      StrataQuant(R)       Russell 1000(R)        S&P 500(R)         Russell 1000(R)
            AlphaDEX(R) Fund         Utilities Index           Index           Utilities Index      Utilities Index
7/31/09          $10,000                 $10,000              $10,000              $10,000              $10,000
1/31/10           10,796                  10,838               11,027               10,420               10,194
7/31/10           11,580                  11,673               11,450               10,947               10,900
1/31/11           12,899                  13,053               13,599               11,693               12,108
7/31/11           13,551                  13,770               13,819               12,490               12,806
1/31/12           13,451                  13,723               14,135               13,358               13,232
7/31/12           14,452                  14,810               14,918               14,900               15,515
1/31/13           15,049                  15,475               16,543               14,725               15,394
7/31/13           16,751                  17,378               18,831               16,093               16,859
1/31/14           17,227                  17,948               20,221               16,374               16,970
7/31/14           18,943                  19,815               22,045               17,584               18,506
1/31/15           21,377                  22,431               23,003               20,989               19,877
7/31/15           20,035                  21,092               24,522               19,421               19,261
1/31/16           20,243                  21,391               22,587               20,470               20,392
7/31/16           24,573                  26,074               25,708               23,909               24,013
1/31/17           24,755                  26,358               27,287               22,970               23,250
7/31/17           25,451                  27,185               29,808               25,273               24,226
1/31/18           24,056                  25,777               34,336               24,652               24,333
7/31/18           25,172                  27,082               34,631               25,988               24,503
1/31/19           26,760                  28,893               33,589               27,383               25,635
7/31/19           28,123                  30,420               37,404               30,282               28,104

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         136              0               0             0
8/1/15 - 7/31/16         173              0               0             0
8/1/16 - 7/31/17         119              0               0             0
8/1/17 - 7/31/18          73              0               0             0
8/1/18 - 7/31/19         158              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         116              0               0             0
8/1/15 - 7/31/16          78              0               0             0
8/1/16 - 7/31/17         133              0               0             0
8/1/17 - 7/31/18         178              0               0             1
8/1/18 - 7/31/19          88              1               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2019 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2019     JULY 31, 2019        PERIOD          PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,067.70           0.64%             $3.28
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62           0.64%             $3.21

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,025.90           0.64%             $3.21
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62           0.64%             $3.21

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $  825.20           0.64%             $2.90
Hypothetical (5% return before expenses)            $1,000.00           $1,021.62           0.64%             $3.21

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,089.30           0.62%             $3.21
Hypothetical (5% return before expenses)            $1,000.00           $1,021.72           0.62%             $3.11

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $1,039.10           0.63%             $3.19
Hypothetical (5% return before expenses)            $1,000.00           $1,021.67           0.63%             $3.16

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2019 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2019     JULY 31, 2019        PERIOD          PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,112.00           0.63%             $3.30
Hypothetical (5% return before expenses)            $1,000.00           $1,021.67           0.63%             $3.16

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,038.20           0.65%             $3.28
Hypothetical (5% return before expenses)            $1,000.00           $1,021.57           0.65%             $3.26

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,176.80           0.61%             $3.29
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77           0.61%             $3.06

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,050.80           0.62%             $3.15
Hypothetical (5% return before expenses)            $1,000.00           $1,021.72           0.62%             $3.11


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1, 2019 through July 31, 2019), multiplied by 181/365 (to reflect the six-month period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AUTO COMPONENTS -- 6.1%
       12,987  Aptiv PLC                      $     1,138,310
      130,474  BorgWarner, Inc.                     4,931,917
      205,176  Garrett Motion, Inc. (a)             2,907,344
      170,633  Gentex Corp.                         4,678,757
      357,996  Goodyear Tire & Rubber (The)
                  Co.                               4,915,285
       39,328  Lear Corp.                           4,986,004
                                              ---------------
                                                   23,557,617
                                              ---------------
               AUTOMOBILES -- 3.4%
      307,865  Ford Motor Co.                       2,933,954
      142,157  General Motors Co.                   5,734,613
       58,600  Harley-Davidson, Inc.                2,096,708
       35,922  Thor Industries, Inc.                2,140,951
                                              ---------------
                                                   12,906,226
                                              ---------------
               BUILDING PRODUCTS -- 0.8%
       55,127  Fortune Brands Home &
                  Security, Inc.                    3,028,677
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.9%
      125,979  KAR Auction Services, Inc.           3,368,678
                                              ---------------
               DISTRIBUTORS -- 1.4%
       78,905  LKQ Corp. (a)                        2,124,912
       16,489  Pool Corp.                           3,122,522
                                              ---------------
                                                    5,247,434
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 3.6%
       27,833  Bright Horizons Family
                  Solutions, Inc. (a)               4,232,564
        6,085  Graham Holdings Co., Class B         4,519,512
        8,972  Grand Canyon Education,
                  Inc. (a)                            975,885
       71,660  H&R Block, Inc.                      1,984,265
       44,884  Service Corp. International          2,070,948
                                              ---------------
                                                   13,783,174
                                              ---------------
               ENTERTAINMENT -- 4.0%
       29,080  Cinemark Holdings, Inc.              1,160,874
       63,385  Live Nation Entertainment,
                  Inc. (a)                          4,567,523
        2,858  Netflix, Inc. (a)                      923,106
        7,181  Spotify Technology S.A. (a)          1,112,624
      183,372  Viacom, Inc., Class B                5,565,340
       15,036  Walt Disney (The) Co.                2,150,298
                                              ---------------
                                                   15,479,765
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.1%
       15,891  Costco Wholesale Corp.               4,380,036
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 15.3%
       58,226  Aramark                              2,107,199
       88,818  Caesars Entertainment Corp. (a)      1,051,605
      117,666  Carnival Corp.                       5,557,365
        4,297  Chipotle Mexican Grill,
                  Inc. (a)                          3,418,392
       24,130  Choice Hotels International,
                  Inc.                              2,070,595
        8,625  Darden Restaurants, Inc.             1,048,455


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
      186,468  Extended Stay America, Inc.    $     3,117,745
       98,977  Hilton Grand Vacations,
                  Inc. (a)                          3,236,548
       42,964  Hilton Worldwide Holdings, Inc.      4,148,174
       27,580  Hyatt Hotels Corp., Class A          2,133,313
      242,827  International Game Technology
                  PLC                               3,241,740
        7,483  Marriott International, Inc.,
                  Class A                           1,040,586
       73,491  MGM Resorts International            2,206,200
       78,300  Norwegian Cruise Line
                  Holdings Ltd. (a)                 3,871,152
       43,478  Planet Fitness, Inc.,
                  Class A (a)                       3,419,980
       34,645  Royal Caribbean Cruises Ltd.         4,030,599
       50,093  Starbucks Corp.                      4,743,306
      160,852  Wendy's (The) Co.                    2,925,898
       37,669  Wyndham Hotels & Resorts,
                  Inc.                              2,130,182
        8,467  Wynn Resorts Ltd.                    1,101,303
       45,447  Yum China Holdings, Inc.             2,067,839
                                              ---------------
                                                   58,668,176
                                              ---------------
               HOUSEHOLD DURABLES -- 11.1%
       97,363  D.R. Horton, Inc.                    4,471,883
       13,155  Garmin Ltd.                          1,033,852
       27,361  Leggett & Platt, Inc.                1,093,619
      113,029  Lennar Corp., Class A                5,376,790
       28,476  Mohawk Industries, Inc. (a)          3,550,672
        1,246  NVR, Inc. (a)                        4,166,798
      173,224  PulteGroup, Inc.                     5,458,288
       60,470  Roku, Inc. (a)                       6,248,365
       74,654  Tempur Sealy International,
                  Inc. (a)                          5,988,744
      149,572  Toll Brothers, Inc.                  5,380,105
                                              ---------------
                                                   42,769,116
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 4.6%
        1,108  Amazon.com, Inc. (a)                 2,068,392
       53,155  eBay, Inc.                           2,189,455
       17,107  Etsy, Inc. (a)                       1,146,511
       15,783  Expedia Group, Inc.                  2,095,035
      442,077  Qurate Retail, Inc.,
                  Series A (a)                      6,250,969
       28,761  Wayfair, Inc., Class A (a)           3,772,293
                                              ---------------
                                                   17,522,655
                                              ---------------
               LEISURE PRODUCTS -- 1.2%
       22,876  Brunswick Corp.                      1,124,584
        9,934  Hasbro, Inc.                         1,203,604
       23,015  Polaris Industries, Inc.             2,178,830
                                              ---------------
                                                    4,507,018
                                              ---------------
               MACHINERY -- 0.3%
        7,918  WABCO Holdings, Inc. (a)             1,048,422
                                              ---------------
               MEDIA -- 11.2%
      172,455  Altice USA, Inc., Class A (a)        4,451,063
        3,586  Cable One, Inc.                      4,363,445
       84,153  CBS Corp., Class B                   4,334,721
       10,626  Charter Communications, Inc.,
                  Class A (a)                       4,095,048


                        See Notes to Financial Statements                Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       74,491  Comcast Corp., Class A         $     3,215,776
      102,589  Discovery, Inc., Class A (a)         3,109,473
       81,995  DISH Network Corp.,
                  Class A (a)                       2,776,351
       85,958  Fox Corp., Class A                   3,207,952
       46,474  Interpublic Group of Cos.
                  (The), Inc.                       1,065,184
       68,676  John Wiley & Sons, Inc.,
                  Class A                           3,125,445
       32,184  New York Times (The) Co.,
                  Class A                           1,148,325
       31,183  Nexstar Media Group, Inc.,
                  Class A                           3,173,494
      102,132  Sinclair Broadcast Group, Inc.,
                  Class A                           5,132,133
                                              ---------------
                                                   43,198,410
                                              ---------------
               MULTILINE RETAIL -- 5.8%
       31,070  Dollar General Corp.                 4,164,002
        9,775  Dollar Tree, Inc. (a)                  994,606
      115,191  Kohl's Corp.                         6,204,187
      255,234  Macy's, Inc.                         5,801,469
       24,103  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                2,041,283
       36,363  Target Corp.                         3,141,763
                                              ---------------
                                                   22,347,310
                                              ---------------
               PERSONAL PRODUCTS -- 0.8%
       17,199  Estee Lauder (The) Cos., Inc.,
                  Class A                           3,167,884
                                              ---------------
               ROAD & RAIL -- 0.6%
        5,546  AMERCO                               2,146,302
                                              ---------------
               SOFTWARE -- 1.6%
       24,047  Trade Desk (The), Inc.,
                  Class A (a)                       6,331,816
                                              ---------------
               SPECIALTY RETAIL -- 17.9%
      100,127  AutoNation, Inc. (a)                 4,874,182
        1,910  AutoZone, Inc. (a)                   2,145,006
       45,166  Best Buy Co., Inc.                   3,456,554
        6,170  Burlington Stores, Inc. (a)          1,115,227
       63,080  CarMax, Inc. (a)                     5,535,901
       87,510  Carvana Co. (a)                      5,562,136
      158,168  Dick's Sporting Goods, Inc.          5,879,105
        8,746  Five Below, Inc. (a)                 1,027,305
       50,111  Floor & Decor Holdings, Inc.,
                  Class A (a)                       1,961,846
      130,661  Foot Locker, Inc.                    5,364,941
      304,804  Gap (The), Inc.                      5,943,678
       10,096  Home Depot (The), Inc.               2,157,414
       88,781  Penske Automotive Group, Inc.        4,081,263
       10,592  Ross Stores, Inc.                    1,123,070
       22,423  Tiffany & Co.                        2,105,968
       38,596  Tractor Supply Co.                   4,199,631
        9,078  Ulta Beauty, Inc. (a)                3,170,491
      240,761  Urban Outfitters, Inc. (a)           5,732,519
       48,454  Williams-Sonoma, Inc.                3,230,913
                                              ---------------
                                                   68,667,150
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 8.3%
      157,938  Capri Holdings Ltd. (a)        $     5,621,014
       21,527  Carter's, Inc.                       2,002,442
       10,481  Columbia Sportswear Co.              1,110,776
       60,964  Hanesbrands, Inc.                      980,911
       23,303  Lululemon Athletica, Inc. (a)        4,452,970
       44,372  PVH Corp.                            3,945,558
       18,484  Ralph Lauren Corp.                   1,926,587
      100,015  Skechers U.S.A., Inc.,
                  Class A (a)                       3,794,569
      132,345  Tapestry, Inc.                       4,093,431
      124,239  Under Armour, Inc., Class A (a)      2,866,194
       12,019  VF Corp.                             1,050,340
                                              ---------------
                                                   31,844,792
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       383,970,658
               (Cost $366,930,923)            ---------------

               MONEY MARKET FUNDS -- 0.1%
      365,226  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (b)                   365,226
               (Cost $365,226)                ---------------

               TOTAL INVESTMENTS -- 100.1%        384,335,884
               (Cost $367,296,149) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (219,337)
                                              ---------------
               NET ASSETS -- 100.0%           $   384,116,547
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2019.

(c) Aggregate cost for federal income tax purposes is $370,428,263. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $35,777,688 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,870,067. The net unrealized appreciation was $13,907,621.


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JULY 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  383,970,658   $         --   $         --
Money Market
   Funds                     365,226             --             --
                      --------------------------------------------
Total Investments     $  384,335,884   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BEVERAGES -- 17.6%
       63,700  Constellation Brands, Inc.,
                  Class A                     $    12,537,434
      325,580  Keurig Dr Pepper, Inc.               9,161,821
      326,711  Molson Coors Brewing Co.,
                  Class B                          17,639,127
      147,414  Monster Beverage Corp. (a)           9,503,781
       71,753  PepsiCo, Inc.                        9,170,751
                                              ---------------
                                                   58,012,914
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 24.8%
      117,284  Casey's General Stores, Inc.        18,989,453
      842,731  Kroger (The) Co.                    17,832,188
      664,142  Sprouts Farmers Market,
                  Inc. (a)                         11,243,924
       88,700  Sysco Corp.                          6,082,159
      263,120  US Foods Holding Corp. (a)           9,306,554
      334,658  Walgreens Boots Alliance, Inc.      18,235,514
                                              ---------------
                                                   81,689,792
                                              ---------------
               FOOD PRODUCTS -- 45.7%
      448,425  Archer-Daniels-Midland Co.          18,421,299
      168,898  Bunge Ltd.                           9,868,710
      313,091  Campbell Soup Co.                   12,943,182
      354,799  Conagra Brands, Inc.                10,243,047
      134,784  Flowers Foods, Inc.                  3,194,381
       59,721  General Mills, Inc.                  3,171,782
       93,603  Hershey (The) Co.                   14,203,319
      154,736  Hormel Foods Corp.                   6,342,629
      152,086  Ingredion, Inc.                     11,754,727
       54,455  J.M. Smucker (The) Co.               6,054,852
       58,551  Kellogg Co.                          3,408,839
       49,503  Lamb Weston Holdings, Inc.           3,322,641
       40,467  McCormick & Co., Inc.                6,415,638
       58,189  Mondelez International, Inc.,
                  Class A                           3,112,530
      720,588  Pilgrim's Pride Corp. (a)           19,499,111
       60,333  Post Holdings, Inc. (a)              6,468,904
      155,383  Tyson Foods, Inc., Class A          12,352,949
                                              ---------------
                                                  150,778,540
                                              ---------------
               HOUSEHOLD PRODUCTS -- 6.6%
       42,928  Church & Dwight Co., Inc.            3,238,489
       57,205  Procter & Gamble (The) Co.           6,752,478
      233,319  Spectrum Brands Holdings, Inc.      11,691,615
                                              ---------------
                                                   21,682,582
                                              ---------------
               PERSONAL PRODUCTS -- 2.3%
      190,781  Nu Skin Enterprises, Inc.,
                  Class A                           7,627,424
                                              ---------------
               TOBACCO -- 2.9%
      132,478  Altria Group, Inc.                   6,235,740
       39,936  Philip Morris International,
                  Inc.                              3,339,049
                                              ---------------
                                                    9,574,789
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        329,366,041
               (Cost $333,751,818)            ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
      548,031  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (b)           $       548,031
               (Cost $548,031)                ---------------

               TOTAL INVESTMENTS -- 100.0%        329,914,072
               (Cost $334,299,849) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%              (121,893)
                                              ---------------
               NET ASSETS -- 100.0%           $   329,792,179
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2019.

(c) Aggregate cost for federal income tax purposes is $336,959,295. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,505,759 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,550,982. The net unrealized depreciation was $7,045,223.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  329,366,041   $         --   $         --
Money Market
   Funds                     548,031             --             --
                      --------------------------------------------
Total Investments     $  329,914,072   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


Page 28                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               ENERGY EQUIPMENT & SERVICES
                  -- 10.5%
       31,902  Apergy Corp. (a)               $     1,037,772
       43,447  Baker Hughes a GE Co.                1,103,119
      215,117  Halliburton Co.                      4,947,691
       21,139  Helmerich & Payne, Inc.              1,050,186
       48,135  National Oilwell Varco, Inc.         1,146,576
      212,505  Patterson-UTI Energy, Inc.           2,471,433
       26,923  Schlumberger Ltd.                    1,076,112
                                              ---------------
                                                   12,832,889
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 89.5%
       51,997  Anadarko Petroleum Corp.             3,830,099
    1,105,732  Antero Resources Corp. (a)           5,097,425
       36,939  Apache Corp.                           902,050
      159,794  Cabot Oil & Gas Corp.                3,061,653
      644,504  Centennial Resource
                  Development, Inc.,
                  Class A (a)                       3,834,799
       15,639  Cheniere Energy, Inc. (a)            1,018,881
    2,508,588  Chesapeake Energy Corp. (a) (b)      4,540,544
       29,483  Chevron Corp.                        3,629,652
      103,063  Cimarex Energy Co.                   5,222,202
       23,709  Concho Resources, Inc.               2,315,895
      100,238  ConocoPhillips                       5,922,061
       87,171  Continental Resources, Inc. (a)      3,240,146
       85,762  Devon Energy Corp.                   2,315,574
       22,442  Diamondback Energy, Inc.             2,321,176
       39,382  EOG Resources, Inc.                  3,380,945
      154,699  EQT Corp.                            2,337,502
       31,916  Exxon Mobil Corp.                    2,373,274
      132,126  HollyFrontier Corp.                  6,575,911
       51,246  Kinder Morgan, Inc.                  1,056,693
      430,314  Marathon Oil Corp.                   6,054,518
       87,541  Marathon Petroleum Corp.             4,936,437
      198,448  Murphy Oil Corp.                     4,770,690
      121,612  Occidental Petroleum Corp.           6,245,992
      257,320  Parsley Energy, Inc.,
                  Class A (a)                       4,268,939
      156,280  PBF Energy, Inc., Class A            4,364,900
       65,363  Phillips 66                          6,703,629
       15,892  Pioneer Natural Resources Co.        2,193,732
       42,861  Valero Energy Corp.                  3,653,900
      318,745  WPX Energy, Inc. (a)                 3,327,698
                                              ---------------
                                                  109,496,917
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       122,329,806
               (Cost $157,521,646)            ---------------

               MONEY MARKET FUNDS -- 0.5%
      467,797  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)                       467,797


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS (CONTINUED)
      165,220  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (c)           $       165,220
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.5%                             633,017
               (Cost $633,017)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 3.1%
$   3,829,534  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $3,829,803.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $3,907,473. (d)                3,829,534
               (Cost $3,829,534)              ---------------

               TOTAL INVESTMENTS -- 103.6%        126,792,357
               (Cost $161,984,197) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (3.6)%            (4,418,852)
                                              ---------------
               NET ASSETS -- 100.0%           $   122,373,505
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,086,401 and the total value of the collateral held by the Fund is $4,297,331.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $162,807,522. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $576,459 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $36,591,624. The net unrealized depreciation was $36,015,165.


                        See Notes to Financial Statements                Page 29

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JULY 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  122,329,806   $         --   $         --
Money Market
   Funds                     633,017             --             --
Repurchase
   Agreements                     --      3,829,534             --
                      --------------------------------------------
Total Investments     $  122,962,823   $  3,829,534   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     4,086,401
Non-cash Collateral(2)                             (4,086,401)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     3,829,534
Non-cash Collateral(4)                             (3,829,534)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 30                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BANKS -- 21.8%
      322,237  Associated Banc-Corp.          $     6,982,876
      180,935  Bank of America Corp.                5,551,086
      226,390  Bank OZK                             6,923,006
      155,516  BankUnited, Inc.                     5,351,306
      106,800  BB&T Corp.                           5,503,404
       69,518  BOK Financial Corp.                  5,817,266
      166,450  CIT Group, Inc.                      8,414,047
       97,274  Citigroup, Inc.                      6,922,018
      192,648  Citizens Financial Group, Inc.       7,178,064
       72,234  Comerica, Inc.                       5,287,529
       28,546  Commerce Bancshares, Inc.            1,736,453
       18,184  Cullen/Frost Bankers, Inc.           1,726,389
      112,191  East West Bancorp, Inc.              5,386,290
      578,766  F.N.B. Corp.                         6,974,130
      244,160  Fifth Third Bancorp                  7,249,110
        7,565  First Citizens BancShares,
                  Inc., Class A                     3,533,006
      131,660  First Hawaiian, Inc.                 3,523,222
      456,268  First Horizon National Corp.         7,482,795
      379,677  Huntington Bancshares, Inc.          5,410,397
       30,466  JPMorgan Chase & Co.                 3,534,056
      295,613  KeyCorp                              5,430,411
       20,028  M&T Bank Corp.                       3,289,599
      175,433  PacWest Bancorp                      6,776,977
      202,982  People's United Financial, Inc.      3,332,964
       91,286  Pinnacle Financial Partners,
                  Inc.                              5,544,712
       38,222  PNC Financial Services Group
                  (The), Inc.                       5,461,924
      161,231  Popular, Inc.                        9,280,456
       51,568  Prosperity Bancshares, Inc.          3,578,304
      351,214  Regions Financial Corp.              5,594,839
       28,185  Signature Bank                       3,592,460
      320,116  Sterling Bancorp                     6,994,535
       54,192  SunTrust Banks, Inc.                 3,609,187
        7,583  SVB Financial Group (a)              1,759,029
       97,316  Synovus Financial Corp.              3,714,552
       85,501  Texas Capital Bancshares,
                  Inc. (a)                          5,380,578
       32,499  U.S. Bancorp                         1,857,318
      316,282  Umpqua Holdings Corp.                5,522,284
       71,301  Webster Financial Corp.              3,636,351
      143,957  Wells Fargo & Co.                    6,968,958
       76,164  Western Alliance Bancorp (a)         3,765,548
       46,556  Wintrust Financial Corp.             3,330,616
      148,152  Zions Bancorp N.A.                   6,677,211
                                              ---------------
                                                  215,585,263
                                              ---------------
               CAPITAL MARKETS -- 16.5%
       46,928  Ameriprise Financial, Inc.           6,828,493
      154,293  Bank of New York Mellon (The)
                  Corp.                             7,239,428
    1,672,129  BGC Partners, Inc., Class A          9,213,431
        3,629  BlackRock, Inc.                      1,697,211
       16,433  Cboe Global Markets, Inc.            1,796,291
       76,367  E*TRADE Financial Corp.              3,725,946
      121,658  Eaton Vance Corp.                    5,413,781


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       98,738  Evercore, Inc., Class A        $     8,528,001
       23,773  FactSet Research Systems, Inc.       6,592,253
      251,300  Franklin Resources, Inc.             8,199,919
       33,294  Goldman Sachs Group (The),
                  Inc.                              7,329,008
       31,420  Interactive Brokers Group,
                  Inc., Class A                     1,610,589
       19,816  Intercontinental Exchange, Inc.      1,741,034
      427,431  Invesco Ltd.                         8,202,401
      408,655  Janus Henderson Group PLC            8,201,706
      198,084  Lazard Ltd., Class A                 7,667,832
      107,212  LPL Financial Holdings, Inc.         8,991,870
       27,208  MarketAxess Holdings, Inc.           9,170,184
        8,720  Moody's Corp.                        1,869,045
      155,492  Morgan Stanley                       6,928,724
       36,277  Morningstar, Inc.                    5,513,378
       36,624  MSCI, Inc.                           8,322,438
       18,922  Northern Trust Corp.                 1,854,356
       40,285  Raymond James Financial, Inc.        3,249,791
        7,477  S&P Global, Inc.                     1,831,491
       60,714  SEI Investments Co.                  3,617,947
      121,513  State Street Corp.                   7,058,690
       62,093  T. Rowe Price Group, Inc.            7,040,725
       34,115  TD Ameritrade Holding Corp.          1,743,277
       78,193  Virtu Financial, Inc., Class A       1,695,224
                                              ---------------
                                                  162,874,464
                                              ---------------
               CONSUMER FINANCE -- 8.2%
      282,196  Ally Financial, Inc.                 9,287,070
       70,845  American Express Co.                 8,810,993
       96,377  Capital One Financial Corp.          8,907,162
       14,079  Credit Acceptance Corp. (a)          6,730,184
       87,796  Discover Financial Services          7,878,813
      384,405  Navient Corp.                        5,439,331
      258,659  OneMain Holdings, Inc.              10,721,416
      364,994  Santander Consumer USA
                  Holdings, Inc.                    9,821,989
      539,829  SLM Corp.                            4,917,842
      252,242  Synchrony Financial                  9,050,443
                                              ---------------
                                                   81,565,243
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 2.6%
      162,967  AXA Equitable Holdings, Inc.         3,663,498
       15,978  Berkshire Hathaway, Inc.,
                  Class B (a)                       3,282,361
      454,791  Jefferies Financial Group, Inc.      9,700,692
      158,141  Voya Financial, Inc.                 8,882,780
                                              ---------------
                                                   25,529,331
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 13.4%
       70,055  American Homes 4 Rent,
                  Class A                           1,696,032
        8,330  American Tower Corp.                 1,762,795
      105,060  Americold Realty Trust               3,522,662
      174,486  Apartment Investment &
                  Management Co., Class A           8,644,036


                        See Notes to Financial Statements                Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
      330,841  Apple Hospitality REIT, Inc.   $     5,197,512
      118,926  Brandywine Realty Trust              1,754,158
      190,495  Brixmor Property Group, Inc.         3,615,595
       29,574  CoreSite Realty Corp.                3,099,651
       13,065  Crown Castle International
                  Corp.                             1,741,042
       22,832  EPR Properties                       1,699,386
       13,508  Equinix, Inc.                        6,782,367
      268,919  Equity Commonwealth                  9,030,300
       14,035  Equity LifeStyle Properties,
                  Inc.                              1,743,849
      164,076  HCP, Inc.                            5,238,947
       62,087  Healthcare Trust of America,
                  Inc., Class A                     1,672,003
      272,482  Hospitality Properties Trust         6,733,030
      373,878  Host Hotels & Resorts, Inc.          6,501,738
       54,410  Iron Mountain, Inc.                  1,600,198
      184,310  Kimco Realty Corp.                   3,540,595
       21,101  Lamar Advertising Co., Class A       1,707,493
       17,911  Life Storage, Inc.                   1,746,143
      501,447  Medical Properties Trust, Inc.       8,775,323
      339,095  Outfront Media, Inc.                 9,216,602
      247,172  Park Hotels & Resorts, Inc.          6,527,812
       56,205  Rayonier, Inc.                       1,632,193
       23,336  SBA Communications Corp. (a)         5,726,888
      396,309  SITE Centers Corp.                   5,647,403
       39,920  Spirit Realty Capital, Inc.          1,761,270
       40,933  Sun Communities, Inc.                5,436,312
      238,073  VICI Properties, Inc.                5,080,478
      124,217  Weingarten Realty Investors          3,466,896
                                              ---------------
                                                  132,300,709
                                              ---------------
               INSURANCE -- 21.3%
       62,141  Aflac, Inc.                          3,271,102
       10,002  Alleghany Corp. (a)                  6,858,671
       33,495  Allstate (The) Corp.                 3,597,363
       16,619  American Financial Group, Inc.       1,701,453
       98,483  American International Group,
                  Inc.                              5,514,063
       27,190  Aon PLC                              5,145,707
      235,848  Arch Capital Group Ltd. (a)          9,124,959
       77,772  Arthur J. Gallagher & Co.            7,032,922
      207,824  Assured Guaranty Ltd.                9,079,831
      203,095  Athene Holding Ltd.,
                  Class A (a)                       8,298,462
       57,101  Axis Capital Holdings Ltd.           3,635,621
       46,416  Brighthouse Financial, Inc. (a)      1,818,115
      156,632  Brown & Brown, Inc.                  5,627,788
       11,562  Chubb Ltd.                           1,767,136
       32,855  Cincinnati Financial Corp.           3,526,327
       34,391  Erie Indemnity Co., Class A          7,661,283
       27,558  Everest Re Group Ltd.                6,796,905
      169,035  Fidelity National Financial,
                  Inc.                              7,248,221
      162,854  First American Financial Corp.       9,416,218
       13,275  Hanover Insurance Group
                  (The), Inc.                       1,721,900
       94,170  Hartford Financial Services
                  Group (The), Inc.                 5,427,017


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
      101,347  Kemper Corp.                   $     8,920,563
      105,696  Lincoln National Corp.               6,906,177
       31,152  Loews Corp.                          1,667,878
        3,126  Markel Corp. (a)                     3,482,145
       17,072  Marsh & McLennan Cos., Inc.          1,686,714
       27,248  Mercury General Corp.                1,545,234
      105,640  MetLife, Inc.                        5,220,729
      390,761  Old Republic International
                  Corp.                             8,913,258
       28,395  Primerica, Inc.                      3,483,783
       58,806  Principal Financial Group, Inc.      3,413,100
      109,411  Progressive (The) Corp.              8,860,103
       33,722  Prudential Financial, Inc.           3,416,376
       21,830  Reinsurance Group of America,
                  Inc.                              3,403,734
       49,129  RenaissanceRe Holdings Ltd.          8,899,718
       38,073  Torchmark Corp. (a)                  3,476,826
       45,559  Travelers (The) Cos., Inc.           6,679,861
      156,397  Unum Group                           4,996,884
       25,830  W.R. Berkley Corp.                   1,792,344
        8,561  White Mountains Insurance
                  Group Ltd.                        9,211,636
                                              ---------------
                                                  210,248,127
                                              ---------------
               IT SERVICES -- 8.3%
       37,444  Alliance Data Systems Corp.          5,875,712
       41,097  Broadridge Financial Solutions,
                  Inc.                              5,224,251
       40,712  CoreLogic, Inc. (a)                  1,855,246
       51,981  Euronet Worldwide, Inc. (a)          8,104,358
       39,777  Fidelity National Information
                  Services, Inc.                    5,300,285
       56,806  Fiserv, Inc. (a)                     5,989,057
       24,256  FleetCor Technologies, Inc. (a)      6,892,827
       21,271  Global Payments, Inc.                3,571,826
       12,716  Jack Henry & Associates, Inc.        1,776,425
       25,751  Mastercard, Inc., Class A            7,011,225
       59,515  PayPal Holdings, Inc. (a)            6,570,456
       46,960  Square, Inc., Class A (a)            3,776,054
       40,907  Total System Services, Inc.          5,551,898
       30,234  Visa, Inc., Class A                  5,381,652
       85,623  Western Union (The) Co.              1,798,083
       32,735  WEX, Inc. (a)                        7,138,521
                                              ---------------
                                                   81,817,876
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.6%
      180,500  Chimera Investment Corp.             3,480,040
      948,758  MFA Financial, Inc.                  6,812,082
      340,946  New Residential Investment
                  Corp.                             5,349,443
                                              ---------------
                                                   15,641,565
                                              ---------------
               PROFESSIONAL SERVICES -- 0.9%
       25,185  Equifax, Inc.                        3,502,982
       71,381  TransUnion                           5,909,633
                                              ---------------
                                                    9,412,615
                                              ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 2.2%
      170,472  CBRE Group, Inc., Class A (a)        9,036,720


Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT (CONTINUED)
       42,369  Howard Hughes (The) Corp. (a)  $     5,719,815
       48,420  Jones Lang LaSalle, Inc.             7,054,310
                                              ---------------
                                                   21,810,845
                                              ---------------
               SOFTWARE -- 1.0%
       27,849  Fair Isaac Corp. (a)                 9,675,300
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.2%
       20,820  LendingTree, Inc. (a)                6,715,283
      665,543  MGIC Investment Corp. (a)            8,552,227
      525,766  New York Community Bancorp,
                  Inc.                              6,062,082
                                              ---------------
                                                   21,329,592
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       987,790,930
               (Cost $908,048,597)            ---------------

               MONEY MARKET FUNDS -- 0.2%
    2,290,020  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (b)                 2,290,020
               (Cost $2,290,020)              ---------------

               TOTAL INVESTMENTS -- 100.2%        990,080,950
               (Cost $910,338,617) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%            (1,728,298)
                                              ---------------
               NET ASSETS -- 100.0%           $   988,352,652
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2019.

(c) Aggregate cost for federal income tax purposes is $918,779,988. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $103,732,627 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,431,665. The net unrealized appreciation was $71,300,962.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  987,790,930   $         --   $         --
Money Market
   Funds                   2,290,020             --             --
                      --------------------------------------------
Total Investments     $  990,080,950   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 33

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BIOTECHNOLOGY -- 17.4%
       80,284  Alexion Pharmaceuticals,
                  Inc. (a)                    $     9,095,374
       57,062  Amgen, Inc.                         10,646,628
      112,406  Biogen, Inc. (a)                    26,732,395
      170,632  Celgene Corp. (a)                   15,674,255
      222,709  Exact Sciences Corp. (a)            25,636,033
    1,230,159  Exelixis, Inc. (a)                  26,165,482
      233,469  Gilead Sciences, Inc.               15,296,889
      185,652  Incyte Corp. (a)                    15,765,568
       76,695 Ionis Pharmaceuticals, Inc. (a) 5,051,133 67,192 Regeneron Pharmaceuticals,
                  Inc. (a)                         20,477,434
      173,008  Sarepta Therapeutics, Inc. (a)      25,752,241
       71,218  Seattle Genetics, Inc. (a)           5,391,915
       26,879  Vertex Pharmaceuticals,
                  Inc. (a)                          4,478,579
                                              ---------------
                                                  206,163,926
                                              ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 25.7%
      125,035  Abbott Laboratories                 10,890,548
       18,009  Align Technology, Inc. (a)           3,765,322
       60,186  Baxter International, Inc.           5,053,818
       19,560  Becton, Dickinson and Co.            4,944,768
      244,658  Boston Scientific Corp. (a)         10,388,179
       61,126  Cantel Medical Corp.                 5,640,707
       62,425  Cooper (The) Cos., Inc.             21,062,195
      147,152  Danaher Corp.                       20,674,856
      175,445  DexCom, Inc. (a)                    27,522,057
       26,682  Edwards Lifesciences Corp. (a)       5,679,264
       47,116  Hill-Rom Holdings, Inc.              5,024,450
      102,646  Hologic, Inc. (a)                    5,260,608
       76,385  IDEXX Laboratories, Inc. (a)        21,544,389
      220,208  Insulet Corp. (a)                   27,072,372
      141,318  Masimo Corp. (a)                    22,307,046
       50,611  Medtronic PLC                        5,159,285
       98,582  Penumbra, Inc. (a)                  16,522,343
       86,169  ResMed, Inc.                        11,089,950
      176,575  STERIS PLC                          26,284,955
       51,149  Stryker Corp.                       10,730,037
       47,632  Teleflex, Inc.                      16,182,496
       36,207  Varian Medical Systems,
                  Inc. (a)                          4,249,616
      126,034  West Pharmaceutical Services,
                  Inc.                             17,300,687
                                              ---------------
                                                  304,349,948
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 23.4%
      184,999  AmerisourceBergen Corp.             16,122,663
       37,261  Anthem, Inc.                        10,977,463
      200,524  Centene Corp. (a)                   10,445,295
       43,713  Chemed Corp.                        17,720,813
       66,742  Cigna Corp.                         11,340,801
      280,361  DaVita, Inc. (a)                    16,779,606
      165,963  Encompass Health Corp.              10,595,078
      116,690  HCA Healthcare, Inc.                15,579,282
       39,636  Humana, Inc.                        11,761,983


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       91,227  Laboratory Corp. of America
                  Holdings (a)                $    15,282,347
      156,491  McKesson Corp.                      21,744,424
    1,041,954  MEDNAX, Inc. (a)                    25,600,810
      110,194  Molina Healthcare, Inc. (a)         14,631,559
      154,927  Quest Diagnostics, Inc.             15,814,948
       20,201  UnitedHealth Group, Inc.             5,030,251
      201,614  Universal Health Services,
                  Inc., Class B                    30,415,488
       92,219  WellCare Health Plans, Inc. (a)     26,489,908
                                              ---------------
                                                  276,332,719
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 5.8%
      286,913  Cerner Corp.                        20,557,316
      232,359  Medidata Solutions, Inc. (a)        21,230,642
      162,163  Veeva Systems, Inc.,
                  Class A (a)                      26,902,842
                                              ---------------
                                                   68,690,800
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 14.7%
      140,824  Agilent Technologies, Inc.           9,774,594
       67,278  Bio-Rad Laboratories, Inc.,
                  Class A (a)                      21,185,842
      100,871  Bio-Techne Corp.                    21,198,041
      526,295  Bruker Corp.                        25,183,216
      111,157  Charles River Laboratories
                  International, Inc. (a)          14,955,063
       57,127  Illumina, Inc. (a)                  17,102,681
      163,383  IQVIA Holdings, Inc. (a)            26,005,672
      163,722  PerkinElmer, Inc.                   14,099,738
       49,714  PRA Health Sciences, Inc. (a)        4,966,926
       71,611  Thermo Fisher Scientific, Inc.      19,884,942
                                              ---------------
                                                  174,356,715
                                              ---------------
               PHARMACEUTICALS -- 13.0%
      463,745  Bristol-Myers Squibb Co.            20,594,916
      437,049  Horizon Therapeutics PLC (a)        10,878,150
      147,521  Jazz Pharmaceuticals PLC (a)        20,561,477
       35,390  Johnson & Johnson                    4,608,486
       58,784  Merck & Co., Inc.                    4,878,484
    1,380,697  Mylan N.V. (a)                      28,856,567
      738,818  Nektar Therapeutics (a)             21,026,760
      220,819  Perrigo Co. PLC                     11,926,434
      242,737  Pfizer, Inc.                         9,427,905
      185,308  Zoetis, Inc.                        21,290,036
                                              ---------------
                                                  154,049,215
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,183,943,323
               (Cost $1,163,589,911)          ---------------

               MONEY MARKET FUNDS -- 0.1%
      867,979  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 2.15% (b)                     867,979
               (Cost $867,979)                ---------------


Page 34                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JULY 31, 2019

               DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.1%    $ 1,184,811,302
               (Cost $1,164,457,890) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%            (1,071,330)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,183,739,972
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2019.

(c) Aggregate cost for federal income tax purposes is $1,169,029,786. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $85,739,742 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $69,958,226. The net unrealized appreciation was $15,781,516.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $1,183,943,323   $         --   $         --
Money Market
   Funds                     867,979             --             --
                      --------------------------------------------
Total Investments     $1,184,811,302   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 35

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 12.6%
      102,419  Arconic, Inc.                  $     2,564,572
       10,400  Curtiss-Wright Corp.                 1,319,864
       14,545  General Dynamics Corp.               2,704,497
       52,152  HEICO Corp.                          7,131,786
       17,650  Huntington Ingalls Industries,
                  Inc.                              4,029,495
       19,196  Lockheed Martin Corp.                6,952,216
       21,597  Northrop Grumman Corp.               7,463,275
       15,208  Raytheon Co.                         2,772,266
       32,500  Spirit AeroSystems Holdings,
                  Inc., Class A                     2,497,300
       99,716  Textron, Inc.                        4,915,999
       10,932  TransDigm Group, Inc. (a)            5,306,830
                                              ---------------
                                                   47,658,100
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 3.8%
       15,675  C.H. Robinson Worldwide, Inc.        1,312,468
       17,430  Expeditors International of
                  Washington, Inc.                  1,330,780
       42,503  FedEx Corp.                          7,248,036
       68,616  XPO Logistics, Inc. (a)              4,630,208
                                              ---------------
                                                   14,521,492
                                              ---------------
               AIRLINES -- 6.5%
       62,067  Alaska Air Group, Inc.               3,932,565
       93,198  Delta Air Lines, Inc.                5,688,806
      214,532  JetBlue Airways Corp. (a)            4,125,450
      104,154  Southwest Airlines Co.               5,367,056
       60,410  United Airlines Holdings,
                  Inc. (a)                          5,552,283
                                              ---------------
                                                   24,666,160
                                              ---------------
               BUILDING PRODUCTS -- 4.0%
       28,038  A.O. Smith Corp.                     1,274,327
       63,125  Allegion PLC                         6,535,962
       32,008  Johnson Controls International
                  PLC                               1,358,420
      318,360  Resideo Technologies, Inc. (a)       6,004,270
                                              ---------------
                                                   15,172,979
                                              ---------------
               COMMERCIAL SERVICES &
                  SUPPLIES -- 5.5%
      648,153  ADT, Inc. (b)                        4,115,772
       22,289  Cintas Corp.                         5,804,947
       70,765  Copart, Inc. (a)                     5,486,410
       15,261  Republic Services, Inc.              1,352,888
       34,382  Waste Management, Inc.               4,022,694
                                              ---------------
                                                   20,782,711
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 2.4%
       69,868  AECOM (a)                            2,511,754
       39,247  Fluor Corp.                          1,275,920
      138,490  Quanta Services, Inc.                5,182,296
                                              ---------------
                                                    8,969,970
                                              ---------------
               CONTAINERS & PACKAGING -- 0.7%
       22,860  Avery Dennison Corp.                 2,625,928
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRICAL EQUIPMENT -- 8.0%
       43,666  AMETEK, Inc.                   $     3,912,910
       47,631  Eaton Corp. PLC                      3,914,792
       39,636  Emerson Electric Co.                 2,571,584
       53,516  Hubbell, Inc.                        6,950,658
      160,012  nVent Electric PLC                   3,966,698
       64,728  Regal Beloit Corp.                   5,153,643
       80,953  Sensata Technologies Holding
                  PLC (a)                           3,839,601
                                              ---------------
                                                   30,309,886
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.2%
       58,890  Keysight Technologies, Inc. (a)      5,271,833
      154,699  Trimble, Inc. (a)                    6,537,580
       18,935  Zebra Technologies Corp.,
                  Class A (a)                       3,993,202
                                              ---------------
                                                   15,802,615
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 3.6%
        7,628  3M Co.                               1,332,764
       49,700  Carlisle Cos., Inc.                  7,167,237
        7,574  Honeywell International, Inc.        1,306,212
       10,830  Roper Technologies, Inc.             3,938,330
                                              ---------------
                                                   13,744,543
                                              ---------------
               IT SERVICES -- 4.9%
        7,156  Accenture PLC, Class A               1,378,103
        7,998 Automatic Data Processing, Inc. 1,331,827 105,399 Booz Allen Hamilton Holding
                  Corp.                             7,246,181
      183,209  Genpact Ltd.                         7,269,733
       16,068  Paychex, Inc.                        1,334,447
                                              ---------------
                                                   18,560,291
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.9%
        4,723  Mettler-Toledo International,
                  Inc. (a)                          3,574,130
                                              ---------------
               MACHINERY -- 18.7%
       51,137  AGCO Corp.                           3,937,549
       19,403  Caterpillar, Inc.                    2,554,793
       47,172  Colfax Corp. (a)                     1,305,721
       47,540  Crane Co.                            3,979,098
       30,868  Cummins, Inc.                        5,062,352
       15,959  Deere & Co.                          2,643,608
       39,587  Dover Corp.                          3,834,001
      100,378  Flowserve Corp.                      5,021,911
       15,362  IDEX Corp.                           2,584,196
       20,192  ITT, Inc.                            1,260,385
       16,062  Lincoln Electric Holdings, Inc.      1,357,560
       38,975  Middleby (The) Corp. (a)             5,237,461
       83,585  Oshkosh Corp.                        6,985,198
       73,806  PACCAR, Inc.                         5,176,753
       15,554  Parker-Hannifin Corp.                2,723,194
       35,544  Pentair PLC                          1,379,463
       31,930  Snap-on, Inc.                        4,872,837
       63,722  Trinity Industries, Inc.             1,248,951
       61,668  Woodward, Inc.                       6,909,283
       31,618  Xylem, Inc.                          2,538,609
                                              ---------------
                                                   70,612,923
                                              ---------------


Page 36                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 3.8%
       12,595  CoStar Group, Inc. (a)         $     7,750,963
       41,063  ManpowerGroup, Inc.                  3,751,105
       18,055  Verisk Analytics, Inc.               2,739,305
                                              ---------------
                                                   14,241,373
                                              ---------------
               ROAD & RAIL -- 10.4%
       17,090  CSX Corp.                            1,203,136
       39,667  Genesee & Wyoming, Inc.,
                  Class A (a)                       4,355,833
       28,930  J.B. Hunt Transport Services,
                  Inc.                              2,961,564
       21,708  Kansas City Southern                 2,686,148
      212,499  Knight-Swift Transportation
                  Holdings, Inc.                    7,615,964
       24,488  Landstar System, Inc.                2,724,780
       13,267  Norfolk Southern Corp.               2,535,589
       17,718  Old Dominion Freight Line, Inc.      2,958,552
       90,720  Ryder System, Inc.                   4,831,747
      382,590  Schneider National, Inc.,
                  Class B                           7,383,987
                                              ---------------
                                                   39,257,300
                                              ---------------
               SOFTWARE -- 1.5%
       56,374  Paylocity Holding Corp. (a)          5,755,222
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.0%
      112,022  Xerox Corp.                          3,595,906
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 6.7%
      168,806  Air Lease Corp.                      7,054,403
       32,826  HD Supply Holdings, Inc. (a)         1,329,781
       71,222  MSC Industrial Direct Co.,
                  Inc., Class A                     5,060,323
       39,877  United Rentals, Inc. (a)             5,046,434
      137,778  WESCO International, Inc. (a)        6,990,856
                                              ---------------
                                                   25,481,797
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.7%
       65,231  Macquarie Infrastructure Corp.       2,703,173
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        378,036,499
               (Cost $367,689,837)            ---------------

               MONEY MARKET FUNDS -- 0.2%
      321,834  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 2.15% (c)                     321,834
      358,838  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)                       358,838
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                             680,672
               (Cost $680,672)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.8%
$   2,937,566  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $2,937,772.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $2,997,352. (d)          $     2,937,566
               (Cost $2,937,566)              ---------------

               TOTAL INVESTMENTS -- 100.9%        381,654,737
               (Cost $371,308,075) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%            (3,482,137)
                                              ---------------
               NET ASSETS -- 100.0%           $   378,172,600
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,104,166 and the total value of the collateral held by the Fund is $3,296,404.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $375,294,572. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,746,200 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,386,035. The net unrealized appreciation was $6,360,165.


                        See Notes to Financial Statements                Page 37

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JULY 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  378,036,499   $         --   $         --
Money Market
   Funds                     680,672             --             --
Repurchase
   Agreements                     --      2,937,566             --
                      --------------------------------------------
Total Investments     $  378,717,171   $  2,937,566   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     3,104,166
Non-cash Collateral(2)                             (3,104,166)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,937,566
Non-cash Collateral(4)                             (2,937,566)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 38                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BUILDING PRODUCTS -- 5.3%
       46,159  Armstrong World Industries,
                  Inc.                        $     4,510,196
        4,079  Lennox International, Inc.           1,046,182
       57,817  Owens Corning                        3,353,386
                                              ---------------
                                                    8,909,764
                                              ---------------
               CHEMICALS -- 38.7%
        9,910  Air Products & Chemicals, Inc.       2,262,156
       63,719  Albemarle Corp.                      4,648,938
       37,677  Axalta Coating Systems Ltd. (a)      1,116,369
       70,529  Cabot Corp.                          3,154,057
       31,215  Celanese Corp.                       3,501,387
       24,013  CF Industries Holdings, Inc.         1,190,084
      140,205  Chemours (The) Co.                   2,673,709
       90,987  Dow, Inc.                            4,407,410
       44,823  DuPont de Nemours, Inc.              3,234,428
       43,234  Eastman Chemical Co.                 3,257,682
       11,363  Ecolab, Inc.                         2,292,258
      219,498  Huntsman Corp.                       4,510,684
        5,585  Linde PLC                            1,068,299
       72,349  LyondellBasell Industries N.V.,
                  Class A                           6,054,888
      179,246  Mosaic (The) Co.                     4,515,207
      204,772  Olin Corp.                           4,109,774
       63,262  Scotts Miracle-Gro (The) Co.         7,096,731
        2,447  Sherwin-Williams (The) Co.           1,255,409
       64,591  Westlake Chemical Corp.              4,364,414
                                              ---------------
                                                   64,713,884
                                              ---------------
               CONSTRUCTION MATERIALS -- 2.8%
        9,749  Martin Marietta Materials, Inc.      2,415,315
       16,338  Vulcan Materials Co.                 2,260,362
                                              ---------------
                                                    4,675,677
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 20.4%
       27,062  AptarGroup, Inc.                     3,275,043
       64,103  Ball Corp.                           4,582,083
       21,328  Berry Global Group, Inc. (a)           960,826
      101,985  Crown Holdings, Inc. (a)             6,528,060
      160,462  Graphic Packaging Holding Co.        2,384,465
       77,676  International Paper Co.              3,410,753
       64,948  Owens-Illinois, Inc.                 1,102,168
       35,302  Packaging Corp. of America           3,564,443
       36,654  Silgan Holdings, Inc.                1,101,819
       17,165  Sonoco Products Co.                  1,030,415
      170,861  WestRock Co.                         6,159,539
                                              ---------------
                                                   34,099,614
                                              ---------------
               ELECTRICAL EQUIPMENT -- 2.6%
       16,266  Acuity Brands, Inc.                  2,183,223
      195,067  GrafTech International Ltd.          2,233,517
                                              ---------------
                                                    4,416,740
                                              ---------------
               MACHINERY -- 4.4%
       35,419  Ingersoll-Rand PLC                   4,379,914
       65,541  Timken (The) Co.                     2,995,879
                                              ---------------
                                                    7,375,793
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               METALS & MINING -- 19.6%
       95,824  Alcoa Corp. (a)                $     2,155,082
      386,438  Freeport-McMoRan, Inc.               4,274,004
      113,091  Nucor Corp.                          6,149,889
       65,856  Reliance Steel & Aluminum Co.        6,582,307
       28,871  Southern Copper Corp.                1,033,293
      206,335  Steel Dynamics, Inc.                 6,501,616
      407,008  United States Steel Corp.            6,117,330
                                              ---------------
                                                   32,813,521
                                              ---------------
               PAPER & FOREST PRODUCTS -- 3.5%
      139,934  Domtar Corp.                         5,940,198
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.4%
       43,491  Versum Materials, Inc.               2,260,662
                                              ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.3%
       68,833  Fastenal Co.                         2,120,056
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       167,325,909
               (Cost $179,166,987)            ---------------

               MONEY MARKET FUNDS -- 0.0%
       93,750  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (b)                    93,750
               (Cost $93,750)                 ---------------

               TOTAL INVESTMENTS -- 100.0%        167,419,659
               (Cost $179,260,737) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%               (50,462)
                                              ---------------
               NET ASSETS -- 100.0%           $   167,369,197
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2019.

(c) Aggregate cost for federal income tax purposes is $181,637,395. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,933,018 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,150,754. The net unrealized depreciation was $14,217,736.


                        See Notes to Financial Statements                Page 39

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JULY 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  167,325,909   $         --   $         --
Money Market
   Funds                      93,750             --             --
                      --------------------------------------------
Total Investments     $  167,419,659   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


Page 40                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.4%
      161,711  L3Harris Technologies, Inc.    $    33,571,204
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 5.2%
      133,056  Cisco Systems, Inc.                  7,371,303
    1,388,819  CommScope Holding Co.,
                  Inc. (a)                         19,832,335
      492,916  EchoStar Corp., Class A (a)         22,437,536
       50,003  F5 Networks, Inc. (a)                7,336,440
      820,356  Juniper Networks, Inc.              22,166,019
      229,297  Motorola Solutions, Inc.            38,054,130
       55,376  Ubiquiti Networks, Inc.              7,128,553
                                              ---------------
                                                  124,326,316
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 10.7%
       75,902  Amphenol Corp., Class A              7,083,175
      536,420  Arrow Electronics, Inc. (a)         38,949,456
      482,572  Avnet, Inc.                         21,918,420
      344,419  CDW Corp.                           40,696,549
      224,278  Coherent, Inc. (a)                  31,141,000
      920,389  Corning, Inc.                       28,301,962
      112,724  Dolby Laboratories, Inc.,
                  Class A                           7,676,505
       99,138  IPG Photonics Corp. (a)             12,988,069
    1,209,832  Jabil, Inc.                         37,359,612
      310,819  SYNNEX Corp.                        30,628,104
                                              ---------------
                                                  256,742,852
                                              ---------------
               ENTERTAINMENT -- 3.0%
      462,842  Activision Blizzard, Inc.           22,558,919
      134,698  Take-Two Interactive Software,
                  Inc. (a)                         16,503,199
    4,989,316  Zynga, Inc., Class A (a)            31,831,836
                                              ---------------
                                                   70,893,954
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.5%
    1,562,988  Covetrus, Inc. (a)                  36,995,926
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 4.1%
      113,193  Facebook, Inc., Class A (a)         21,985,477
      100,427  IAC/InterActiveCorp (a)             24,007,074
      568,315  Match Group, Inc.                   42,788,436
      208,654  Twitter, Inc. (a)                    8,828,151
                                              ---------------
                                                   97,609,138
                                              ---------------
               IT SERVICES -- 15.0%
      190,819  Akamai Technologies, Inc. (a)       16,816,878
      246,290  Amdocs Ltd.                         15,760,097
      121,064  Black Knight, Inc. (a)               7,665,773
       74,745  CACI International, Inc.,
                  Class A (a)                      16,081,387
      344,631  Cognizant Technology Solutions
                  Corp., Class A                   22,449,263
      693,212  DXC Technology Co.                  38,660,433
      176,688  EPAM Systems, Inc. (a)              34,240,368
       95,017  Gartner, Inc. (a)                   13,238,719


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               IT SERVICES (CONTINUED)
       52,805  International Business Machines
                  Corp.                       $     7,827,813
      191,511  Leidos Holdings, Inc.               15,723,053
      201,095  MongoDB, Inc. (a)                   28,800,826
      309,535  Okta, Inc. (a)                      40,496,464
      328,021  Sabre Corp.                          7,711,774
    2,920,599  Switch, Inc., Class A               39,632,528
      224,311  Twilio, Inc., Class A (a)           31,203,903
      104,447  VeriSign, Inc. (a)                  22,047,717
                                              ---------------
                                                  358,356,996
                                              ---------------
               PROFESSIONAL SERVICES -- 1.3%
      479,985  IHS Markit Ltd. (a)                 30,920,634
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 20.2%
    1,007,063  Advanced Micro Devices,
                  Inc. (a)                         30,665,068
       64,516  Analog Devices, Inc.                 7,578,049
      486,442  Applied Materials, Inc.             24,015,642
      388,860  Cree, Inc. (a)                      24,179,315
      687,602  Cypress Semiconductor Corp.         15,794,218
      409,761  Entegris, Inc.                      17,828,701
      798,637  Intel Corp.                         40,371,100
       61,607  KLA Corp.                            8,398,266
      162,824  Lam Research Corp.                  33,966,715
       83,993  Microchip Technology, Inc.           7,930,619
      990,686  Micron Technology, Inc. (a)         44,471,895
      392,662  MKS Instruments, Inc.               33,427,316
      391,668  NXP Semiconductors N.V.             40,494,554
    1,513,337  ON Semiconductor Corp. (a)          32,551,879
      229,578  Qorvo, Inc. (a)                     16,825,772
      201,029  QUALCOMM, Inc.                      14,707,282
      395,815  Skyworks Solutions, Inc.            33,755,103
      455,982  Teradyne, Inc.                      25,411,877
       81,318  Universal Display Corp.             17,164,603
      129,685  Xilinx, Inc.                        14,811,324
                                              ---------------
                                                  484,349,298
                                              ---------------
               SOFTWARE -- 33.4%
       74,141  Adobe, Inc. (a)                     22,157,779
      350,354  Alteryx, Inc., Class A (a)          41,180,609
      106,658  ANSYS, Inc. (a)                     21,664,373
      175,780  Aspen Technology, Inc. (a)          23,180,109
      292,194  Atlassian Corp. PLC,
                  Class A (a)                      40,942,223
       93,875  Autodesk, Inc. (a)                  14,660,459
      529,509  Avalara, Inc. (a)                   43,144,393
      431,924  Cadence Design Systems,
                  Inc. (a)                         31,923,503
      304,628  Ceridian HCM Holding, Inc. (a)      16,239,719
      301,956  Coupa Software, Inc. (a)            40,978,449
      290,701  Dropbox, Inc., Class A (a)           6,848,916
      150,840  Guidewire Software, Inc. (a)        15,397,747
      128,113  HubSpot, Inc. (a)                   22,896,355
       27,864  Intuit, Inc.                         7,726,966
       98,833  LogMeIn, Inc.                        7,508,343
      315,103  Manhattan Associates, Inc. (a)      26,780,604
      228,309  Microsoft Corp.                     31,111,667


                        See Notes to Financial Statements                Page 41

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
      127,823  Oracle Corp.                   $     7,196,435
      168,625  Paycom Software, Inc. (a)           40,596,469
      214,750  Pegasystems, Inc.                   16,235,100
      240,174  Pluralsight, Inc., Class A (a)       7,370,940
       60,559  Proofpoint, Inc. (a)                 7,642,546
      123,738  RealPage, Inc. (a)                   7,731,150
      266,137  RingCentral, Inc., Class A (a)      37,786,131
      111,390  ServiceNow, Inc. (a)                30,898,472
      789,889  Smartsheet, Inc., Class A (a)       39,423,360
      121,608  Splunk, Inc. (a)                    16,454,778
      265,444  SS&C Technologies Holdings,
                  Inc.                             12,728,040
      237,661  Synopsys, Inc. (a)                  31,551,874
      230,277  Tableau Software, Inc.,
                  Class A (a)                      39,038,860
      106,267  Workday, Inc., Class A (a)          21,251,275
      343,530  Zendesk, Inc. (a)                   28,705,367
      498,835  Zscaler, Inc. (a)                   42,036,825
                                              ---------------
                                                  800,989,836
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 4.2%
       36,792  Apple, Inc.                          7,838,168
      143,346  Dell Technologies, Inc.,
                  Class C (a)                       8,276,798
    1,461,274  Hewlett Packard Enterprise Co.      20,998,507
      735,557  HP, Inc.                            15,476,119
      702,445  NCR Corp. (a)                       23,749,666
      459,435  Western Digital Corp.               24,758,952
                                              ---------------
                                                  101,098,210
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     2,395,854,364
               (Cost $2,104,225,844)          ---------------

               MONEY MARKET FUNDS -- 0.1%
    1,552,661  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 2.15% (b)                   1,552,661
               (Cost $1,552,661)              ---------------

               TOTAL INVESTMENTS -- 100.1%      2,397,407,025
               (Cost $2,105,778,505) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%            (2,060,071)
                                              ---------------
               Net Assets -- 100.0%           $ 2,395,346,954
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2019.

(c) Aggregate cost for federal income tax purposes is $2,136,632,136. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $307,590,549 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $46,815,660. The net unrealized appreciation was $260,774,889.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $2,395,854,364   $         --   $         --
Money Market
   Funds                   1,552,661             --             --
                      --------------------------------------------
Total Investments     $2,397,407,025   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


Page 42                 See Notes to Financial Statements

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 98.6%
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 10.3%
    2,233,342  AT&T, Inc.                     $    76,045,295
      898,273  Verizon Communications, Inc.        49,647,549
      389,840  Zayo Group Holdings, Inc. (a)       13,149,303
                                              ---------------
                                                  138,842,147
                                              ---------------
               ELECTRIC UTILITIES -- 39.6%
      522,804  Alliant Energy Corp.                25,899,710
      291,549  American Electric Power Co.,
                  Inc.                             25,600,918
    1,016,206  Avangrid, Inc.                      51,369,213
      581,578  Duke Energy Corp.                   50,434,444
      373,931  Entergy Corp.                       39,494,592
      426,588  Evergy, Inc.                        25,804,308
      169,346  Eversource Energy                   12,846,588
    1,070,471  Exelon Corp.                        48,235,423
      299,684  FirstEnergy Corp.                   13,177,105
      294,596  Hawaiian Electric Industries,
                  Inc.                             13,197,901
      255,494  IDACORP, Inc.                       26,075,718
      904,344  OGE Energy Corp.                    38,841,575
      409,062  Pinnacle West Capital Corp.         37,314,636
    2,095,024  PPL Corp.                           62,075,561
      696,251  Southern (The) Co.                  39,129,306
      431,321  Xcel Energy, Inc.                   25,711,045
                                              ---------------
                                                  535,208,043
                                              ---------------
               GAS UTILITIES -- 7.8%
      121,538  Atmos Energy Corp.                  13,252,504
    1,418,757  National Fuel Gas Co.               67,731,459
      480,418  UGI Corp.                           24,544,556
                                              ---------------
                                                  105,528,519
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 5.5%
      765,488  AES Corp.                           12,852,543
    2,852,406  Vistra Energy Corp.                 61,212,633
                                              ---------------
                                                   74,065,176
                                              ---------------
               MULTI-UTILITIES -- 15.2%
      341,623  Ameren Corp.                        25,857,445
      448,118  CenterPoint Energy, Inc.            12,999,903
      438,970  Consolidated Edison, Inc.           37,294,891
      300,975  DTE Energy Co.                      38,256,932
    1,989,087  MDU Resources Group, Inc.           53,188,187
      654,349  Public Service Enterprise
                  Group, Inc.                      37,396,045
                                              ---------------
                                                  204,993,403
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 20.2%
    7,811,021  Sprint Corp. (a)                    57,254,784
    2,461,819  Telephone & Data Systems, Inc.      79,615,226
      692,183  T-Mobile US, Inc. (a)               55,187,751
    1,674,426  United States Cellular
                  Corp. (a)                        80,188,261
                                              ---------------
                                                  272,246,022
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 98.6%                      1,330,883,310
               (Cost $1,312,994,455)          ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 1.3%
   17,462,319  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (b)           $    17,462,319
               (Cost $17,462,319)             ---------------

               TOTAL INVESTMENTS -- 99.9%       1,348,345,629
               (Cost $1,330,456,774) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%               1,195,797
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,349,541,426
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2019.

(c) Aggregate cost for federal income tax purposes is $1,336,056,750. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $42,797,010 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,508,131. The net unrealized appreciation was $12,288,879.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $1,330,883,310   $         --   $         --
Money Market
   Funds                  17,462,319             --             --
                      --------------------------------------------
Total Investments     $1,348,345,629   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 43

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2019

                                                                           FIRST TRUST         FIRST TRUST
                                                                             CONSUMER            CONSUMER          FIRST TRUST
                                                                          DISCRETIONARY          STAPLES              ENERGY
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FXD)               (FXG)               (FXN)
                                                                         ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................     $    384,335,884    $    329,914,072    $    126,792,357
Cash  ..............................................................                   --                  --                  --
Receivables:
      Investment securities sold....................................                   --                  --                  --
      Dividends.....................................................              198,995             212,404              54,139
      Securities lending income.....................................                  156                  --               2,507
Prepaid expenses....................................................                2,991               2,772               3,124
                                                                         ----------------    ----------------    ----------------
      Total Assets..................................................          384,538,026         330,129,248         126,852,127
                                                                         ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                  739                  --                  --
Due to authorized participant.......................................               42,342                  --                  --
Payables:
      Investment securities purchased...............................                   --                  --                  --
      Capital shares redeemed.......................................                   --                  --                  --
      Collateral for securities on loan.............................                   --                  --           4,297,331
      Investment advisory fees......................................              162,915             136,232              54,502
      Licensing fees................................................               79,533              75,815              41,588
      Audit and tax fees............................................               22,924              22,925              22,924
      Shareholder reporting fees....................................               17,929              18,643              16,298
      Trustees' fees................................................                  695                 688                 653
Other liabilities...................................................               94,402              82,766              45,326
                                                                         ----------------    ----------------    ----------------
      Total Liabilities.............................................              421,479             337,069           4,478,622
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $    384,116,547    $    329,792,179    $    122,373,505
                                                                         ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................     $    775,515,240    $    587,451,588    $    555,858,761
Par value...........................................................               88,500              72,000             112,500
Accumulated distributable earnings (loss)...........................         (391,487,193)       (257,731,409)       (433,597,756)
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $    384,116,547    $    329,792,179    $    122,373,505
                                                                         ================    ================    ================
NET ASSET VALUE, per share..........................................     $          43.40    $          45.80    $          10.88
                                                                         ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................            8,850,002           7,200,002          11,250,002
                                                                         ================    ================    ================
Investments, at cost................................................     $    367,296,149    $    334,299,849    $    161,984,197
                                                                         ================    ================    ================
Securities on loan, at value........................................     $             --    $             --    $      4,086,401
                                                                         ================    ================    ================


Page 44                 See Notes to Financial Statements

                                          FIRST TRUST
  FIRST TRUST         FIRST TRUST         INDUSTRIALS/        FIRST TRUST         FIRST TRUST         FIRST TRUST
   FINANCIALS         HEALTH CARE       PRODUCER DURABLES      MATERIALS           TECHNOLOGY          UTILITIES
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FXO)               (FXH)               (FXR)               (FXZ)               (FXL)               (FXU)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$    990,080,950    $  1,184,811,302    $    381,654,737    $    167,419,659    $  2,397,407,025    $  1,348,345,629
              --                  --               4,073                  --                  --                  --

      10,153,287                  --           2,124,030                  --           3,466,519           2,846,806
         990,561             248,836             201,014             126,526              37,240           2,310,444
             138                  --               2,591                  --                  38                  --
           5,514               5,838               5,658               2,632               7,518               2,703
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,001,230,450       1,185,065,976         383,992,103         167,548,817       2,400,918,340       1,353,505,582
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              --                  --                  --                  --                  --                  --
              --                  --                  --                  --                  --                  --

       8,674,807                  --                  --                  --                  --                  --
       3,235,196                  --           2,124,565                  --           3,465,992           2,886,719
              --                  --           3,296,404                  --                  --                  --
         421,490             504,983             160,556              70,062           1,024,856             587,009
         229,727             394,503              86,723              33,395             503,925             190,632
          22,925              22,925              22,925              22,924              22,925              22,925
          43,867              71,807              17,901              11,842              61,123              25,961
             844               1,013                 699                 645               1,146                 776
         248,942             330,773             109,730              40,752             491,419             250,134
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      12,877,798           1,326,004           5,819,503             179,620           5,571,386           3,964,156
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    988,352,652    $  1,183,739,972    $    378,172,600    $    167,369,197    $  2,395,346,954    $  1,349,541,426
================    ================    ================    ================    ================    ================


$  1,020,859,166    $  1,811,251,002    $    547,308,236    $    303,066,016    $  2,412,235,008    $  1,450,248,351
         305,500             152,500              89,000              43,500             345,550             467,500
     (32,812,014)       (627,663,530)       (169,224,636)       (135,740,319)        (17,233,604)       (101,174,425)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    988,352,652    $  1,183,739,972    $    378,172,600    $    167,369,197    $  2,395,346,954    $  1,349,541,426
================    ================    ================    ================    ================    ================
$          32.35    $          77.62    $          42.49    $          38.48    $          69.32    $          28.87
================    ================    ================    ================    ================    ================

      30,550,002          15,250,002           8,900,002           4,350,002          34,555,000          46,750,002
================    ================    ================    ================    ================    ================
$    910,338,617    $  1,164,457,890    $    371,308,075    $    179,260,737    $  2,105,778,505    $  1,330,456,774
================    ================    ================    ================    ================    ================
$             --    $             --    $      3,104,166    $             --    $             --    $             --
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements                Page 45

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2019

                                                                           FIRST TRUST         FIRST TRUST
                                                                             CONSUMER            CONSUMER          FIRST TRUST
                                                                          DISCRETIONARY          STAPLES              ENERGY
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FXD)               (FXG)               (FXN)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................     $      5,501,192    $      7,175,494    $      4,754,710
Securities lending income (net of fees).............................               15,645                  23              15,700
Foreign withholding tax.............................................               (2,623)                 --                  --
                                                                         ----------------    ----------------    ----------------
      Total investment income.......................................            5,514,214           7,175,517           4,770,410
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................            1,797,083           1,669,456           1,310,377
Accounting and administration fees..................................              181,270             168,199             132,319
Licensing fees......................................................              143,891             133,616             105,319
Custodian fees......................................................               54,593              50,068              42,807
Shareholder reporting fees..........................................               38,410              42,403              45,757
Transfer agent fees.................................................               17,971              16,694              13,104
Audit and tax fees..................................................               15,331              15,331              15,331
Legal fees..........................................................               13,041              12,483              12,571
Listing fees........................................................                8,049               8,049               8,049
Trustees' fees and expenses.........................................                7,535               7,515               7,392
Registration and filing fees........................................               (4,090)               (181)            (10,572)
Other expenses......................................................                9,571               8,008               9,014
                                                                         ----------------    ----------------    ----------------
      Total expenses................................................            2,282,655           2,131,641           1,691,468
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................            3,231,559           5,043,876           3,078,942
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................          (10,031,264)        (31,436,235)        (62,221,417)
      In-kind redemptions...........................................           13,426,253          15,191,728          (7,617,098)
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)............................................            3,394,989         (16,244,507)        (69,838,515)
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.           (4,579,483)         12,583,208         (64,441,284)
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................           (1,184,494)         (3,661,299)       (134,279,799)
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................     $      2,047,065    $      1,382,577    $   (131,200,857)
                                                                         ================    ================    ================


Page 46                 See Notes to Financial Statements

                                          FIRST TRUST
  FIRST TRUST         FIRST TRUST         INDUSTRIALS/        FIRST TRUST         FIRST TRUST         FIRST TRUST
   FINANCIALS         HEALTH CARE       PRODUCER DURABLES      MATERIALS           TECHNOLOGY          UTILITIES
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FXO)               (FXH)               (FXR)               (FXZ)               (FXL)               (FXU)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$     27,953,237    $      8,246,598    $      9,688,464    $      3,421,682    $     17,743,554    $     17,568,386
          20,571             122,742              35,074                   8           5,562,723                 312
         (10,185)                 --                  --                  --             (39,710)                 --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      27,963,623           8,369,340           9,723,538           3,421,690          23,266,567          17,568,698
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


       5,208,976           8,127,988           3,642,843             891,980          10,521,302           3,080,750
         517,014             751,686             349,350              90,563             943,209             300,630
         417,301             653,389             293,884              71,169             844,794             247,089
         143,265             239,881             106,670              27,928             241,568              82,900
          97,255             156,837              36,134              23,950             142,112              59,178
          50,635              65,649              32,305               8,920              77,605              28,639
          15,331              15,331              15,331              15,331              15,331              15,331
          39,794              68,950              31,295               6,713              77,119              15,492
          10,549               9,501               9,097               8,049              10,549               8,049
           8,423               9,476               7,713               7,276               9,908               7,909
          (5,639)                 --                  --              (3,942)            (84,156)                 --
          25,204              25,050              34,363               6,641              38,510              10,494
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       6,528,108          10,123,738           4,558,985           1,154,578          12,837,851           3,856,461
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      21,435,515          (1,754,398)          5,164,553           2,267,112          10,428,716          13,712,237
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



     (22,673,813)       (101,184,121)        (34,759,682)         (6,384,733)       (153,314,599)        (23,459,084)
      42,288,977         165,024,507          56,415,793          (2,640,170)        397,299,436          49,720,375
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      19,615,164          63,840,386          21,656,111          (9,024,903)        243,984,837          26,261,291
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (26,430,170)       (151,566,044)       (132,608,865)        (29,969,693)        157,909,622          25,589,904
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      (6,815,006)        (87,725,658)       (110,952,754)        (38,994,596)        401,894,459          51,851,195
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$     14,620,509    $    (89,480,056)   $   (105,788,201)   $    (36,727,484)   $    412,323,175    $     65,563,432
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements                Page 47

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                                 Year Ended        Year Ended        Year Ended        Year Ended
                                                                 7/31/2019         7/31/2018         7/31/2019         7/31/2018
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)............................       $    3,231,559    $    4,665,380    $    5,043,876    $    7,775,129
Net realized gain (loss)................................            3,394,989        38,976,580       (16,244,507)       (2,346,535)
Net change in unrealized appreciation (depreciation)....           (4,579,483)       12,181,662        12,583,208        (4,372,240)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations......................................            2,047,065        55,823,622         1,382,577         1,056,354
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................           (2,816,656)                         (8,074,707)
                                                               --------------                      --------------
Net investment income...................................                             (4,531,050)                         (4,589,886)
                                                                                 --------------                      --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................          118,936,453       217,704,196       124,804,864        89,018,129
Cost of shares redeemed.................................         (143,392,949)     (266,850,762)     (157,963,843)     (177,217,120)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................          (24,456,496)      (49,146,566)      (33,158,979)      (88,198,991)
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.................          (25,226,087)        2,146,006       (39,851,109)      (91,732,523)

NET ASSETS:
Beginning of period.....................................          409,342,634       407,196,628       369,643,288       461,375,811
                                                               --------------    --------------    --------------    --------------
End of period...........................................       $  384,116,547    $  409,342,634    $  329,792,179    $  369,643,288
                                                               ==============    ==============    ==============    ==============
Accumulated net investment income (loss)
   at end of period.....................................                         $      407,977                      $    3,418,985
                                                                                 ==============                      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................            9,650,002        10,850,002         7,950,002         9,850,002
Shares sold.............................................            2,800,000         5,500,000         2,700,000         1,900,000
Shares redeemed.........................................           (3,600,000)       (6,700,000)       (3,450,000)       (3,800,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.......................            8,850,002         9,650,002         7,200,002         7,950,002
                                                               ==============    ==============    ==============    ==============


Page 48                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
   Year Ended        Year Ended            Year Ended        Year Ended            Year Ended        Year Ended
   7/31/2019         7/31/2018             7/31/2019         7/31/2018             7/31/2019         7/31/2018
----------------  ----------------      ----------------  ----------------      ----------------  ----------------


 $    3,078,942    $    1,784,404        $   21,435,515    $   23,459,877        $   (1,754,398)   $     (295,408)
    (69,838,515)       (6,701,737)           19,615,164       122,632,791            63,840,386        91,131,071
    (64,441,284)       59,182,168           (26,430,170)      (23,300,665)         (151,566,044)       48,168,654
 --------------    --------------        --------------    --------------        --------------    --------------

   (131,200,857)       54,264,835            14,620,509       122,792,003           (89,480,056)      139,004,317
 --------------    --------------        --------------    --------------        --------------    --------------


     (2,654,300)                            (20,256,006)                                     --
 --------------                          --------------                          --------------
                       (2,590,690)                            (21,806,216)                                     --
                   --------------                          --------------                          --------------


    156,076,566       243,140,883            74,828,025       662,405,279         1,723,952,631       275,096,318
   (337,620,739)     (106,337,998)         (333,749,514)     (631,715,109)       (1,514,477,381)     (417,737,507)
 --------------    --------------        --------------    --------------        --------------    --------------

   (181,544,173)      136,802,885          (258,921,489)       30,690,170           209,475,250      (142,641,189)
 --------------    --------------        --------------    --------------        --------------    --------------
   (315,399,330)      188,477,030          (264,556,986)      131,675,957           119,995,194        (3,636,872)


    437,772,835       249,295,805         1,252,909,638     1,121,233,681         1,063,744,778     1,067,381,650
 --------------    --------------        --------------    --------------        --------------    --------------
 $  122,373,505    $  437,772,835        $  988,352,652    $1,252,909,638        $1,183,739,972    $1,063,744,778
 ==============    ==============        ==============    ==============        ==============    ==============

                   $           --                          $    2,591,144                          $      (37,822)
                   ==============                          ==============                          ==============


     25,600,002        18,250,002            39,100,002        38,150,002            13,850,002        15,950,002
     10,400,000        14,950,000             2,450,000        21,450,000            22,250,000         3,950,000
    (24,750,000)       (7,600,000)          (11,000,000)      (20,500,000)          (20,850,000)       (6,050,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     11,250,002        25,600,002            30,550,002        39,100,002            15,250,002        13,850,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                                 Year Ended        Year Ended        Year Ended        Year Ended
                                                                 7/31/2019         7/31/2018         7/31/2019         7/31/2018
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)............................       $    5,164,553    $   11,127,343    $    2,267,112    $    3,111,370
Net realized gain (loss)................................           21,656,111       169,020,704        (9,024,903)       24,250,432
Net change in unrealized appreciation (depreciation)....         (132,608,865)       67,890,805       (29,969,693)        5,229,986
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations......................................         (105,788,201)      248,038,852       (36,727,484)       32,591,788
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................           (4,745,501)                         (2,117,421)
                                                               --------------                      --------------
Net investment income...................................                            (11,199,166)                         (3,162,041)
                                                                                 --------------                      --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................          706,888,586     1,234,023,624        64,963,487       280,033,282
Cost of shares redeemed.................................       (1,797,275,535)   (1,336,139,067)     (172,775,616)     (256,162,451)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................       (1,090,386,949)     (102,115,443)     (107,812,129)       23,870,831
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets.................       (1,200,920,651)      134,724,243      (146,657,034)       53,300,578

NET ASSETS:
Beginning of period.....................................        1,579,093,251     1,444,369,008       314,026,231       260,725,653
                                                               --------------    --------------    --------------    --------------
End of period...........................................       $  378,172,600    $1,579,093,251    $  167,369,197    $  314,026,231
                                                               ==============    ==============    ==============    ==============
Accumulated net investment income (loss)
   at end of period.....................................                         $           --                      $      232,589
                                                                                 ==============                      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................           38,250,002        40,850,002         7,250,002         6,750,002
Shares sold.............................................           17,350,000        31,400,000         1,650,000         6,600,000
Shares redeemed.........................................          (46,700,000)      (34,000,000)       (4,550,000)       (6,100,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.......................            8,900,002        38,250,002         4,350,002         7,250,002
                                                               ==============    ==============    ==============    ==============


Page 50                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
   Year Ended        Year Ended            Year Ended        Year Ended
   7/31/2019         7/31/2018             7/31/2019         7/31/2018
----------------  ----------------      ----------------  ----------------


 $   10,428,716    $    2,484,348        $   13,712,237    $   15,009,787
    243,984,837       184,838,724            26,261,291        53,774,587
    157,909,622        57,513,718            25,589,904       (82,012,328)
 --------------    --------------        --------------    --------------

    412,323,175       244,836,790            65,563,432       (13,227,954)
 --------------    --------------        --------------    --------------


     (9,561,020)                            (10,275,866)
 --------------                          --------------
                       (2,688,800)                            (16,157,772)
                   --------------                          --------------


  1,756,769,650     2,013,289,240         1,503,287,322       461,544,643
 (1,760,385,574)     (866,337,102)         (517,573,676)   (1,473,950,260)
 --------------    --------------        --------------    --------------

     (3,615,924)    1,146,952,138           985,713,646    (1,012,405,617)
 --------------    --------------        --------------    --------------
    399,146,231     1,389,100,128         1,041,001,212    (1,041,791,343)


  1,996,200,723       607,100,595           308,540,214     1,350,331,557
 --------------    --------------        --------------    --------------
 $2,395,346,954    $1,996,200,723        $1,349,541,426    $  308,540,214
 ==============    ==============        ==============    ==============

                   $       30,524                          $           --
                   ==============                          ==============


     35,305,000        13,455,000            11,700,002        48,850,002
     27,100,000        37,700,000            53,150,000        17,200,000
    (27,850,000)      (15,850,000)          (18,100,000)      (54,350,000)
 --------------    --------------        --------------    --------------
     34,555,000        35,305,000            46,750,002        11,700,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2019         2018         2017         2016         2015
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    42.42   $    37.53   $    36.06   $    37.29   $    32.24
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.37         0.43         0.34         0.53         0.30
Net realized and unrealized gain (loss)                        0.93         4.88         1.48        (1.43)        5.03
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               1.30         5.31         1.82        (0.90)        5.33
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.32)       (0.42)       (0.35)       (0.33)       (0.28)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    43.40   $    42.42   $    37.53   $    36.06   $    37.29
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                               3.13%       14.17%        5.10%       (2.34)%      16.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  384,117   $  409,343   $  407,197   $1,766,902   $2,559,671
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.64%        0.64%        0.63%        0.61%        0.63%
Ratio of net expenses to average net assets                    0.64%        0.64%        0.63%        0.61%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          0.90%        1.03%        0.79%        1.39%        0.91%
Portfolio turnover rate (b)                                      97%         101%          93%         103%         131%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2019         2018         2017         2016         2015
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    46.50   $    46.84   $    49.06   $    45.69   $    37.71
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.70         1.00         0.56         0.76         0.72
Net realized and unrealized gain (loss)                       (0.32)       (0.74)       (2.20)        3.38         7.95
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               0.38         0.26        (1.64)        4.14         8.67
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (1.08)       (0.60)       (0.58)       (0.77)       (0.69)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    45.80   $    46.50   $    46.84   $    49.06   $    45.69
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                               0.83%        0.53%       (3.31)%       9.19%       23.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  329,792   $  369,643   $  461,376   $2,558,300   $2,894,359
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.64%        0.64%        0.62%        0.61%        0.62%
Ratio of net expenses to average net assets                    0.64%        0.64%        0.62%        0.61%        0.62%
Ratio of net investment income (loss) to
   average net assets                                          1.51%        2.09%        0.94%        1.60%        1.75%
Portfolio turnover rate (b)                                      90%         107%         100%         102%          87%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 52                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2019         2018         2017         2016         2015
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    17.10   $    13.66   $    14.54   $    16.93   $    28.07
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.16         0.12         0.14         0.22         0.40
Net realized and unrealized gain (loss)                       (6.25)        3.47        (0.85)       (2.37)      (11.14)
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              (6.09)        3.59        (0.71)       (2.15)      (10.74)
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.13)       (0.15)       (0.17)       (0.24)       (0.40)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    10.88   $    17.10   $    13.66   $    14.54   $    16.93
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                             (35.77)%      26.45%       (4.99)%     (12.67)%     (38.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  122,374   $  437,773   $  249,296   $1,458,077   $  346,292
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.65%        0.63%        0.63%        0.62%        0.64%
Ratio of net expenses to average net assets                    0.65%        0.63%        0.63%        0.62%        0.64%
Ratio of net investment income (loss) to
   average net assets                                          1.17%        0.68%        1.03%        1.40%        1.68%
Portfolio turnover rate (b)                                      99%         108%          55%         112%          97%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2019         2018         2017         2016         2015
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    32.04   $    29.39   $    24.09   $    24.43   $    21.64
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.65         0.62         0.44         0.39         0.30
Net realized and unrealized gain (loss)                        0.25         2.61         5.30        (0.36)        2.79
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               0.90         3.23         5.74         0.03         3.09
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.59)       (0.58)       (0.44)       (0.37)       (0.30)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    32.35   $    32.04   $    29.39   $    24.09   $    24.43
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                               3.03%       11.06%       24.00%        0.22%       14.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  988,353   $1,252,910   $1,121,234   $  710,692   $1,074,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.63%        0.63%        0.63%        0.64%        0.64%
Ratio of net expenses to average net assets                    0.63%        0.63%        0.63%        0.64%        0.64%
Ratio of net investment income (loss) to
   average net assets                                          2.06%        1.99%        1.72%        1.72%        1.59%
Portfolio turnover rate (b)                                      81%          70%          80%          75%          80%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

                                                                              YEAR ENDED JULY 31,
                                                         -------------------------------------------------------------------
                                                            2019         2018         2017         2016              2015
                                                         ----------   ----------   ----------   ----------        ----------
Net asset value, beginning of period                     $    76.80   $    66.92   $    61.55   $    69.63        $    53.13
                                                         ----------   ----------   ----------   ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  (0.11)       (0.02)       (0.03)        0.00 (a) (b)     (0.05)
Net realized and unrealized gain (loss)                        0.93         9.90         5.40        (8.08)            16.55
                                                         ----------   ----------   ----------   ----------        ----------
Total from investment operations                               0.82         9.88         5.37        (8.08)            16.50
                                                         ----------   ----------   ----------   ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                            --           --           --           --                --
                                                         ----------   ----------   ----------   ----------        ----------
Net asset value, end of period                           $    77.62   $    76.80   $    66.92   $    61.55        $    69.63
                                                         ==========   ==========   ==========   ==========        ==========
TOTAL RETURN (c)                                               1.07%       14.76%        8.72%      (11.60)%           31.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,183,740   $1,063,745   $1,067,382   $1,147,893        $4,233,585
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.62%        0.63%        0.62%        0.61%             0.62%
Ratio of net expenses to average net assets                    0.62%        0.63%        0.62%        0.61%             0.62%
Ratio of net investment income (loss) to
   average net assets                                         (0.11)%      (0.03)%      (0.05)%       0.01%            (0.10)%
Portfolio turnover rate (d)                                     123%         107%         112%         118%              125%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2019         2018         2017         2016         2015
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    41.28   $    35.36   $    28.94   $    29.46   $    29.27
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.30         0.28         0.17         0.24         0.13
Net realized and unrealized gain (loss)                        1.17         5.92         6.42        (0.51)        0.26
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               1.47         6.20         6.59        (0.27)        0.39
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.26)       (0.28)       (0.17)       (0.25)       (0.20)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    42.49   $    41.28   $    35.36   $    28.94   $    29.46
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (c)                                               3.67%       17.57%       22.81%       (0.82)%       1.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  378,173   $1,579,093   $1,444,369   $  159,169   $  380,087
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.63%        0.62%        0.63%        0.66%        0.63%
Ratio of net expenses to average net assets                    0.63%        0.62%        0.63%        0.66%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          0.71%        0.70%        0.53%        0.93%        0.55%
Portfolio turnover rate (d)                                      79%          91%         101%         103%         105%


(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 54                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2019         2018         2017         2016         2015
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    43.31   $    38.63   $    34.32   $    30.68   $    32.55
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.50         0.40         0.48         0.41         0.47
Net realized and unrealized gain (loss)                       (4.88)        4.69         4.30         3.65        (1.88)
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              (4.38)        5.09         4.78         4.06        (1.41)
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.45)       (0.41)       (0.47)       (0.42)       (0.46)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    38.48   $    43.31   $    38.63   $    34.32   $    30.68
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                             (10.08)%      13.20%       14.01%       13.48%       (4.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $  167,369   $  314,026   $  260,726   $  250,558   $  156,470
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.65%        0.64%        0.65%        0.66%        0.64%
Ratio of net expenses to average net assets                    0.65%        0.64%        0.65%        0.66%        0.64%
Ratio of net investment income (loss) to
   average net assets                                          1.27%        0.92%        1.40%        1.26%        1.25%
Portfolio turnover rate (b)                                      82%          92%          84%         113%         104%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2019         2018         2017         2016         2015
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    56.54   $    45.12   $    34.84   $    34.98   $    31.74
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.31         0.09         0.32         0.27         0.14
Net realized and unrealized gain (loss)                       12.75        11.43        10.32        (0.14)        3.26
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                              13.06        11.52        10.64         0.13         3.40
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.28)       (0.10)       (0.36)       (0.27)       (0.16)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    69.32   $    56.54   $    45.12   $    34.84   $    34.98
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              23.20%       25.55%       30.72%        0.42%       10.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $2,395,347   $1,996,201   $  607,101   $  491,478   $  900,971
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.61%        0.63%        0.63%        0.63%        0.63%
Ratio of net expenses to average net assets                    0.61%        0.63%        0.63%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                                          0.50%        0.17%        0.82%        0.82%        0.53%
Portfolio turnover rate (b)                                      91%         127%         115%         109%          91%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

                                                                              YEAR ENDED JULY 31,
                                                         --------------------------------------------------------------
                                                            2019         2018         2017         2016         2015
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                     $    26.37   $    27.64   $    27.46   $    23.06   $    22.59
                                                         ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   0.63         0.98         0.76         0.73         0.83
Net realized and unrealized gain (loss)                        2.43        (1.30)        0.19         4.38         0.47
                                                         ----------   ----------   ----------   ----------   ----------
Total from investment operations                               3.06        (0.32)        0.95         5.11         1.30
                                                         ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                         (0.56)       (0.95)       (0.77)       (0.71)       (0.83)
                                                         ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                           $    28.87   $    26.37   $    27.64   $    27.46   $    23.06
                                                         ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                              11.71%       (1.09)%       3.57%       22.66%        5.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                     $1,349,541   $  308,540   $1,350,332   $1,831,298   $  132,568
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                  0.63%        0.63%        0.62%        0.62%        0.69%
Ratio of net expenses to average net assets                    0.63%        0.63%        0.62%        0.62%        0.69%
Ratio of net investment income (loss) to
   average net assets                                          2.23%        2.67%        2.74%        2.79%        2.58%
Portfolio turnover rate (b)                                      60%          76%          57%          71%          94%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on NYSE Arca, Inc.

    First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
    First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
    First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
    First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
    First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker "FXR") First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
    First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
    First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                               INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                      StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                            StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                           StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund         StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                             StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                            StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                             StrataQuant(R) Utilities Index(1)


(1) This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates ("IDI"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2019

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2019

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2019, only FXN and FXR had securities in the securities lending program. During the fiscal year ended July 31, 2019, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2019

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2019, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2019 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $   2,816,656           $           --            $          --
First Trust Consumer Staples AlphaDEX(R) Fund                       8,074,707                       --                       --
First Trust Energy AlphaDEX(R) Fund                                 2,654,300                       --                       --
First Trust Financials AlphaDEX(R) Fund                            20,256,006                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                   --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          4,745,501                       --                       --
First Trust Materials AlphaDEX(R) Fund                              2,117,421                       --                       --
First Trust Technology AlphaDEX(R) Fund                             9,561,020                       --                       --
First Trust Utilities AlphaDEX(R) Fund                             10,275,866                       --                       --

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2018 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $   4,531,050           $           --            $          --
First Trust Consumer Staples AlphaDEX(R) Fund                       4,589,886                       --                       --
First Trust Energy AlphaDEX(R) Fund                                 2,590,690                       --                       --
First Trust Financials AlphaDEX(R) Fund                            21,806,216                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                   --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund         11,199,166                       --                       --
First Trust Materials AlphaDEX(R) Fund                              3,162,041                       --                       --
First Trust Technology AlphaDEX(R) Fund                             2,688,800                       --                       --
First Trust Utilities AlphaDEX(R) Fund                             16,157,772                       --                       --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2019

As of July 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $     822,880           $ (406,217,694)           $  13,907,621
First Trust Consumer Staples AlphaDEX(R) Fund                         388,154             (251,074,340)              (7,045,223)
First Trust Energy AlphaDEX(R) Fund                                   523,346             (398,105,937)             (36,015,165)
First Trust Financials AlphaDEX(R) Fund                             5,862,971             (109,975,947)              71,300,962
First Trust Health Care AlphaDEX(R) Fund                             (889,570)            (642,555,476)              15,781,516
First Trust Industrials/Producer Durables AlphaDEX(R) Fund            839,513             (176,424,314)               6,360,165
First Trust Materials AlphaDEX(R) Fund                                382,280             (121,904,863)             (14,217,736)
First Trust Technology AlphaDEX(R) Fund                               898,220             (278,906,713)             260,774,889
First Trust Utilities AlphaDEX(R) Fund                              6,412,239             (119,875,543)              12,288,879

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of July 31, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2019, the Funds had post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                                             Post Enactment -
                                                                               No Expiration
                                                                           --------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                            $406,217,694
First Trust Consumer Staples AlphaDEX(R) Fund                                   251,074,340
First Trust Energy AlphaDEX(R) Fund                                             398,105,937
First Trust Financials AlphaDEX(R) Fund                                         109,975,947
First Trust Health Care AlphaDEX(R) Fund                                        642,555,476
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                      176,424,314
First Trust Materials AlphaDEX(R) Fund                                          121,904,863
First Trust Technology AlphaDEX(R) Fund                                         278,906,713
First Trust Utilities AlphaDEX(R) Fund                                          119,875,543

At the taxable year ended July 31, 2019, the following Funds' capital loss carryforwards expired in the following amounts:

                                                                               Capital Loss
                                                                           Carryforward Expired
                                                                           --------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                            $  9,617,858
First Trust Energy AlphaDEX(R) Fund                                               3,349,453
First Trust Financials AlphaDEX(R) Fund                                           3,464,108
First Trust Health Care AlphaDEX(R) Fund                                          1,764,162
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        1,133,736
First Trust Materials AlphaDEX(R) Fund                                            7,397,299
First Trust Technology AlphaDEX(R) Fund                                           2,516,610

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2019

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2019, the following Fund listed below incurred and elected to defer net late year ordinary or capital losses as follows:

                                                                   Qualified Late Year Losses
                                                                   --------------------------
                                                           Ordinary Losses             Capital Losses
                                                           ---------------             --------------
First Trust Health Care AlphaDEX(R) Fund                   $       889,570             $           --

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2019, the adjustments for each Fund were as follows:

                                                                                      Accumulated
                                                                Accumulated           Net Realized
                                                               Net Investment         Gain (Loss)             Paid-in
                                                               Income (Loss)         on Investments           Capital
                                                             ------------------    ------------------    ------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund          $               --    $       (1,920,393)   $        1,920,393
First Trust Consumer Staples AlphaDEX(R) Fund                                --            (8,659,986)            8,659,986
First Trust Energy AlphaDEX(R) Fund                                      98,704            17,483,132           (17,581,836)
First Trust Financials AlphaDEX(R) Fund                               2,092,318           (35,218,979)           33,126,661
First Trust Health Care AlphaDEX(R) Fund                                902,650          (158,569,278)          157,666,628
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              420,461           (37,158,257)           36,737,796
First Trust Materials AlphaDEX(R) Fund                                       --            11,220,824           (11,220,824)
First Trust Technology AlphaDEX(R) Fund                                      --          (383,390,863)          383,390,863
First Trust Utilities AlphaDEX(R) Fund                                2,975,868           (37,118,879)           34,143,011

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

I. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2019

fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2020.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding its Expense Cap. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the fiscal year ended July 31, 2019, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of July 31, 2019, none of the Funds had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   350,435,563      $   349,265,199
First Trust Consumer Staples AlphaDEX(R) Fund                                 302,071,220          305,367,826
First Trust Energy AlphaDEX(R) Fund                                           259,961,690          258,401,024
First Trust Financials AlphaDEX(R) Fund                                       859,584,928          852,441,200
First Trust Health Care AlphaDEX(R) Fund                                    1,932,398,266        1,931,173,764
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    594,472,491          595,124,019
First Trust Materials AlphaDEX(R) Fund                                        147,888,329          147,855,235
First Trust Technology AlphaDEX(R) Fund                                     1,922,809,610        1,917,723,072
First Trust Utilities AlphaDEX(R) Fund                                        397,334,575          387,225,204

For the fiscal year ended July 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   118,551,213      $   143,268,095
First Trust Consumer Staples AlphaDEX(R) Fund                                 124,593,985          157,780,356
First Trust Energy AlphaDEX(R) Fund                                           155,508,383          336,916,079
First Trust Financials AlphaDEX(R) Fund                                        74,573,304          332,694,509
First Trust Health Care AlphaDEX(R) Fund                                    1,720,502,989        1,512,349,097
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    705,703,068        1,793,121,838
First Trust Materials AlphaDEX(R) Fund                                         64,897,353          172,574,929
First Trust Technology AlphaDEX(R) Fund                                     1,754,082,483        1,757,896,012
First Trust Utilities AlphaDEX(R) Fund                                      1,477,955,266          513,719,710

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                 JULY 31, 2019

                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities             Creation
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Redemption
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund, and First Trust Utilities AlphaDEX(R) Fund (the "Funds"), each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the portfolios of investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the nine portfolios included within the First Trust Exchange-Traded AlphaDEX(R) Fund as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 24, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2019, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                            Dividends Received
                                                                                 Deduction
                                                                           ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                               100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                                     100.00%
First Trust Energy AlphaDEX(R) Fund                                               100.00%
First Trust Financials AlphaDEX(R) Fund                                            68.20%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        100.00%
First Trust Materials AlphaDEX(R) Fund                                            100.00%
First Trust Technology AlphaDEX(R) Fund                                            80.94%
First Trust Utilities AlphaDEX(R) Fund                                            100.00%

For the taxable year ended July 31, 2019, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                            Qualified Dividend
                                                                                  Income
                                                                           ---------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                               100.00%
First Trust Consumer Staples AlphaDEX(R) Fund                                     100.00%
First Trust Energy AlphaDEX(R) Fund                                               100.00%
First Trust Financials AlphaDEX(R) Fund                                            69.16%
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                        100.00%
First Trust Materials AlphaDEX(R) Fund                                            100.00%
First Trust Technology AlphaDEX(R) Fund                                            81.17%
First Trust Utilities AlphaDEX(R) Fund                                            100.00%

A portion of First Trust Financials AlphaDEX(R) Fund's 2019 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2019, may be eligible for the Qualified Business Income Deduction (QBI) under Code Section 199A for the aggregate dividends this Fund received from the underlying Real Estate Investment Trust (REIT) it invests in.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2019 (UNAUDITED)


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2019 (UNAUDITED)

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

            NOT FDIC INSURED   NOT BANK GUARANTEED   MAY LOSE VALUE

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of the First Trust Exchange-Traded AlphaDEX(R) Fund funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2018, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,416,811. This figure is comprised of $149,724 paid (or to be paid) in fixed compensation and $3,267,087 paid (or to be paid) in variable compensation. There were a total of 14 beneficiaries of the remuneration described above. Those amounts include $2,169,857 paid (or to be paid) to senior management of First Trust Advisors L.P. and $1,246,954 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, "Code Staff").

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2019 (UNAUDITED)

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                               ADVISORY AGREEMENT

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following nine series of the Trust (each a "Fund" and collectively, the "Funds"):

         First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
         First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
         First Trust Energy AlphaDEX(R) Fund (FXN)
         First Trust Financials AlphaDEX(R) Fund (FXO)
         First Trust Health Care AlphaDEX(R) Fund (FXH)
         First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR) First Trust Materials AlphaDEX(R) Fund (FXZ)
         First Trust Technology AlphaDEX(R) Fund (FXL)
         First Trust Utilities AlphaDEX(R) Fund (FXU)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2019 (UNAUDITED)

of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through November 30, 2020. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of each Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2018 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                           JULY 31, 2019 (UNAUDITED)

range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2019 (UNAUDITED)


The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 E. Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                TERM OF OFFICE                                                  THE FIRST TRUST     DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                   FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
  POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton                        162         None
(1951)                                             Orthopedics; Limited Partner,
                               o Since Inception   Gundersen Real Estate Limited
                                                   Partnership (June 1992 to December 2016);
                                                   Member, Sportsmed LLC (April 2007 to
                                                   November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            162         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM Investor
                                                                                                                  Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         162         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           162         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               162         None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2019 (UNAUDITED)

                              POSITION AND               TERM OF OFFICE
     NAME AND                    OFFICES                  AND LENGTH OF                       PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST                    SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term       Managing Director and Chief Financial Officer
(1966)                Officer                                                 (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016    to January 2016), Senior Vice President (April 2007
                                                                              to January 2016), First Trust Advisors L.P. and First
                                                                              Trust Portfolios L.P.; Chief Financial Officer
                                                                              (January 2016 to Present), BondWave LLC (Software
                                                                              Development Company) and Stonebridge Advisors
                                                                              LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term       Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                       President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016    Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term       General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                           First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception       Counsel, BondWave LLC; Secretary, Stonebridge
                                                                              Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term       Managing Director, First Trust Advisors L.P. and
(1970)                                                                        First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                 and First Trust Portfolios L.P.
                                                      o Chief Compliance
                                                        Officer Since
                                                        January 2011

                                                      o Assistant Secretary
                                                        Since Inception

Roger F. Testin       Vice President                  o Indefinite Term       Senior Vice President, First Trust Advisors L.P.
(1966)                                                                        and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term       Senior Vice President, First Trust Advisors L.P.
(1970)                                                                        and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

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


                     This page is intentionally left blank.

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


Annual Report                                                      July 31, 2019
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)


                                  AlphaDEX(R)
                                 FAMILY OF ETFs


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 ANNUAL REPORT
                                 JULY 31, 2019

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................   6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................   8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................  37
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................  45
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  53
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  57
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  61
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  71
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  81
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  86
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  91
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  96
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)........................... 102
Statements of Assets and Liabilities........................................ 104
Statements of Operations.................................................... 107
Statements of Changes in Net Assets......................................... 110
Financial Highlights........................................................ 114
Notes to Financial Statements............................................... 121
Report of Independent Registered Public Accounting Firm..................... 131
Additional Information...................................................... 132
Board of Trustees and Officers.............................................. 138
Privacy Policy.............................................................. 140

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JULY 31, 2019

Dear Shareholders:

One thing we can all agree on and expect: headline news coming out of Washington, DC continues to influence the financial markets. By late February of 2019, President Trump announced the U.S. was close to a trade deal with China, yet by May 10, existing tariffs on Chinese imports jumped from 10% to 25%. Furthermore, the President's threat of additional tariffs on the remaining $300 billion in Chinese imports became a reality with his announcement after a Federal Funds rate cut of 0.25% on the last day of July. This led many to wonder if these events could be signaling a recession.

While reticent investors sought cover in "risk-on" assets, calendar year-to-date performances of broad markets as of July 31, 2019, were strong. Both U.S. and world equities, as indicated by the S&P 500(R) Index and the MSCI All Country World Index, returned 20.24% and 16.57%, respectively. Bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.35%, for the same period.

Despite the ongoing bluster of the news cycle, we believe the economy is doing well and productivity growth, due to deregulation and lower taxes on corporate profits, has improved over the last two years.

      o The Consumer Confidence Index of 135.7 for July is strong and at the highest level this year.

      o The U.S. inflation rate hovers near 2%, on average, as it has for the last decade.

      o July's unemployment rate of 3.7% barely moved from 3.6% in May, which was the lowest level since December of 1969.

Before you head for the exits or reach for the antacids due to the latest political equivocation, keep a balanced perspective in view. Remember, no one can predict the inevitable and expected market fluctuations. Speak periodically with your investment professional, who can provide insight when it comes to investing and discovering opportunities when they arise.

Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 ANNUAL REPORT
                                 JULY 31, 2019

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

The trade conflict between the U.S. and China was nearly 17-months-old at the close of July 2019. In our opinion, the most notable change from the business climate of 2018 to that of 2019 was the Trump Administration's ratcheting up of tariffs on roughly $200 billion of imported goods from China. On May 10, 2019, tariffs jumped from 10% to 25%. At the end of July, President Trump decided to up the ante on China by announcing a 10% tariff on the remaining $300 billion or so in goods shipped to the U.S. annually. The Trump Administration tends to play the tariff card whenever trade negotiations get bogged down. The tariff was to begin on September 1, 2019. We learned in August, however, that President Trump softened his stance by shielding some consumer products from the new tariff until at least December in order to allow retailers to stock their inventories for the critical holiday shopping season. The ongoing dispute has become a drag on global growth, according to such organizations as the International Monetary Fund.

While the U.S. economy continues to flourish relative to many other developed and emerging economies, recent data suggests that China's economy is being stressed by the tariffs. China's gross domestic product rose at an annualized pace of 6.2% in the second quarter of 2019, the slowest rate of growth in 27 years, according to MarketWatch. CNBC reported that, as of July 1, 2019, the current U.S. economic expansion will become the longest in its history, breaking the previous record of 120 months of growth from March 1991 to March 2001, according to data from the National Bureau of Economic Research.

The recent escalation in the trade conflict between the U.S. and China has investors flocking to safe-haven assets around the globe, including bonds. One reflection of this is the market value of the Bloomberg Barclays Global Negative Yielding Debt Index, which closed the July 31, 2019 trading session at $14.01 trillion, according to Bloomberg. Another is the plunge in the yield on the benchmark 10-year Treasury Note, which declined by 94 basis points to 2.02% over the past 12 months. More than half of that drop transpired after mid-April 2019.

ETFGI, an industry research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products ("ETPs") listed globally stood at an all-time high of $5.74 trillion in July 2019, up from $5.12 trillion a year ago, according to its own release. Total assets of U.S. listed ETFs/ETPs also stood at an all-time high of $4.02 trillion for the same period, up from $3.63 trillion a year ago.

STYLE/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. The flows are reported over time on a rolling 12-month basis. For the 12-month period ended July 31, 2019, U.S. Equity funds/ETFs reported estimated net inflows totaling $40.68 billion, according to data from Morningstar. As has been the case in recent years, investors are favoring passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $242.78 billion, compared to estimated net outflows totaling $202.10 billion for actively managed U.S. Equity funds/ETFs for the same period.

For the 12-month period ended July 31, 2019, U.S. Large Blend, U.S. Large Growth and U.S. Large Value equity funds/ETFs reported estimated net flows totaling $175.56 billion, -$46.08 billion and -$19.60 billion, respectively, according to Morningstar. U.S. Mid-Cap Blend, U.S. Mid-Cap Growth and U.S. Mid-Cap Value equity funds/ETFs reported estimated net flows totaling $11.22 billion, -$8.41 billion and -$14.71 billion, respectively, for the same period. U.S. Small Blend, U.S. Small Growth and U.S. Small Value equity funds/ETFs reported estimated net flows totaling $2.75 billion, -$6.11 billion and -$2.45 billion, respectively, for the same period. Investors were clearly more comfortable funneling their capital into blended portfolios.

For the 12-month period ended July 31, 2019, the S&P 500(R) Index posted a total return of 7.99%, according to Bloomberg. Growth stocks outperformed value stocks in the same period. The S&P 500(R) Growth Index posted a total return of 9.55%, compared to 6.28% for the S&P 500(R) Value Index for the period. The S&P MidCap 400(R) Index posted a total return of 0.79% in the same period. Growth stocks outperformed value stocks in the period. The S&P MidCap 400(R) Growth Index posted a total return of 1.81%, compared to -0.24% for the S&P MidCap 400(R) Value Index for the same period. The S&P SmallCap 600(R) Index posted a total return of -6.75% in the period. Growth stocks outperformed value stocks in the period. The S&P SmallCap 600(R) Growth Index posted a total return of -4.81%, compared to -8.48% for the S&P SmallCap 600(R) Value Index for the same period.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                               3.48%      8.90%      13.58%       7.41%       53.15%     257.17%      139.70%
Market Price                      3.41%      8.89%      13.57%       7.41%       53.10%     257.04%      139.66%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Large Cap Core Index(1)        4.08%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large
   Cap Index(1)                   8.41%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                  7.99%     11.34%      14.03%       8.00%       71.08%     271.71%      156.32%
------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FEX's one-year net asset value ("NAV") return of 3.48% underperformed the S&P 500(R) Index ("Benchmark") return of 7.99% by 4.51%. The Information Technology sector received the largest allocation and contributed the most to the Fund's return during the period. This sector carried an average weight of 16.6%, returned 11.5%, and contributed 1.5% to the Fund's return. The Energy sector, meanwhile, was the greatest drag on the Fund's return with a 6.1% allocation, -21.7% performance and -1.9% contribution to the Fund's return. On a relative basis, the Fund underperformed the Benchmark. The Benchmark over-weighted Information Technology, in comparison to the Fund, and this well-performing sector caused -1.4% underperformance for the Fund versus the Benchmark. Some outperformance for the Fund came from investments in Industrials, which earned 0.4% outperformance versus the Benchmark.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   16.44%
Information Technology                       15.90
Industrials                                  14.25
Consumer Discretionary                       12.93
Health Care                                  10.26
Energy                                        6.28
Materials                                     6.25
Communication Services                        5.41
Consumer Staples                              4.71
Utilities                                     4.62
Real Estate                                   2.95
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Micron Technology, Inc.                       0.51%
Qurate Retail, Inc.                           0.50
Kohl's Corp.                                  0.50
Starbucks Corp.                               0.50
CoStar Group, Inc.                            0.49
Skyworks Solutions, Inc.                      0.48
Cintas Corp.                                  0.48
Phillips 66                                   0.48
Gap (The), Inc.                               0.48
Delta Air Lines, Inc.                         0.47
                                            -------
  Total                                       4.89%
                                            =======

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                JULY 31, 2009 - JULY 31, 2019

            First Trust Large Cap      S&P 500(R)
            Core AlphaDEX(R) Fund        Index
7/09               $10,000              $10,000
1/10                11,351               10,987
7/10                12,226               11,384
1/11                14,550               13,425
7/11                14,738               13,621
1/12                14,846               13,990
7/12                15,062               14,864
1/13                17,319               16,337
7/13                19,792               18,580
1/14                21,272               19,853
7/14                23,321               21,727
1/15                24,235               22,677
7/15                25,110               24,162
1/16                22,481               22,526
7/16                26,013               25,520
1/17                27,862               27,041
7/17                30,350               29,613
1/18                34,742               34,182
7/18                34,514               34,421
1/19                32,663               33,390
7/19                35,717               37,171

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         201              0               0             0
8/1/15 - 7/31/16         148              0               0             0
8/1/16 - 7/31/17         156              0               0             0
8/1/17 - 7/31/18         139              0               0             0
8/1/18 - 7/31/19         123              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          51              0               0             0
8/1/15 - 7/31/16         103              0               0             0
8/1/16 - 7/31/17          96              0               0             0
8/1/17 - 7/31/18         113              0               0             0
8/1/18 - 7/31/19         122              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                               1.22%      7.67%      13.16%       8.01%       44.71%     244.26%      156.57%
Market Price                      1.24%      7.64%      13.15%       8.00%       44.53%     243.97%      156.35%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Mid Cap Core Index(1)          1.83%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 600 Mid
   Cap Index(1)                   3.15%       N/A        N/A          N/A          N/A        N/A          N/A
S&P MidCap 400(R) Index           0.79%      9.23%      13.82%       8.33%       55.46%     264.90%      165.92%
------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNX's one-year NAV return of 1.22% outperformed the S&P MidCap 400(R) Index ("Benchmark") return of 0.79% by 0.43%. The Industrials sector received the greatest average weight over the period, with a 17.4% allocation. However, with a return of 1.4%, this sector contributed only 0.4% to the Fund's total return. The top contributing sector in the Fund during the period was Information Technology, which received a 14.1% average weight, returned 24.9% and contributed 3.4% to the Fund's total return. The worst performing sector and the greatest drag on the Fund's performance were the investments in the Energy sector. Energy received an average weight of 4.4%, returned -45.1% and contributed -3.5% to the Fund's return. On a relative basis, the Fund outperformed the Benchmark. Investments in Information Technology generated 1.6% of this outperformance while investments in Energy returned -0.7% of underperformance against the Benchmark.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   20.63%
Industrials                                  18.46
Consumer Discretionary                       15.36
Information Technology                       15.03
Materials                                     7.28
Health Care                                   6.44
Real Estate                                   5.38
Energy                                        3.71
Communication Services                        3.67
Utilities                                     2.13
Consumer Staples                              1.91
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Novocure Ltd.                                 0.48%
FTI Consulting, Inc.                          0.46
OneMain Holdings, Inc.                        0.45
Snap, Inc., Class A                           0.43
AutoNation, Inc.                              0.42
Mercury Systems, Inc.                         0.42
Trade Desk (The), Inc., Class A               0.42
Roku, Inc.                                    0.42
Avalara, Inc.                                 0.41
Match Group, Inc.                             0.41
                                            -------
  Total                                       4.32%
                                            =======

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JULY 31, 2009 - JULY 31, 2019

             First Trust Mid Cap       S&P MidCap 400(R)
            Core AlphaDEX(R) Fund            Index
7/09               $10,000                  $10,000
1/10                11,403                   11,273
7/10                12,393                   12,282
1/11                15,215                   15,044
7/11                15,689                   15,446
1/12                15,940                   15,450
7/12                15,794                   15,631
1/13                18,441                   18,318
7/13                20,960                   20,789
1/14                22,890                   22,324
7/14                23,787                   23,469
1/15                24,197                   24,753
7/15                25,106                   26,119
1/16                21,607                   23,094
7/16                25,297                   27,563
1/17                27,670                   30,060
7/17                28,992                   31,611
1/18                33,005                   35,354
7/18                34,012                   36,201
1/19                31,977                   33,762
7/19                34,426                   36,490

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         176              0               0             0
8/1/15 - 7/31/16         138              0               0             0
8/1/16 - 7/31/17         158              0               0             0
8/1/17 - 7/31/18         150              0               0             0
8/1/18 - 7/31/19         143              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          76              0               0             0
8/1/15 - 7/31/16         113              0               0             0
8/1/16 - 7/31/17          94              0               0             0
8/1/17 - 7/31/18         100              1               1             0
8/1/18 - 7/31/19         101              4               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                              -6.52%      6.95%      12.28%       6.75%       39.94%     218.47%      122.33%
Market Price                     -6.52%      6.96%      12.28%       6.75%       40.01%     218.37%      122.27%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Small Cap Core Index(1)       -5.91%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 700 Small
   Cap Index(1)                  -4.26%       N/A        N/A          N/A          N/A        N/A          N/A
S&P SmallCap 600(R) Index        -6.75%      9.89%      14.00%       8.18%       60.26%     270.70%      161.72%
------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYX's one-year NAV return of -6.52% outperformed the S&P SmallCap 600(R) Index ("Benchmark") return of -6.75% by 0.23%. Investments in Industrials received the greatest allocation of any sector in the Fund during the period. This sector had an average weight of 20.5%, returned -6.6%, and contributed -1.1% to the Fund's total return. The most contributing sector in the Fund were the investments in Information Technology, which received an allocation of 12.1%, returned 15% and contributed 1.6% to the Fund's total return. The investments in the Energy sector were the greatest drag on performance, with a weight of 6.5%, a return of -53.6%, and a contribution to the Fund's return of -5.2%. On a relative basis, the Fund outperformed the Benchmark. The greatest contribution to the outperformance came from investments in the Consumer Discretionary sector. The Consumer Discretionary investments in the Fund outperformed those in the Benchmark, resulting in 1.4% outperformance for the Fund. The poorly returning Energy sector, meanwhile, caused -1.9% underperformance for the Fund, as the Fund allocated more weight to Energy than did the Benchmark.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  20.15%
Financials                                   15.01
Consumer Discretionary                       14.62
Information Technology                       13.19
Health Care                                  10.73
Energy                                        6.71
Real Estate                                   5.64
Materials                                     5.21
Consumer Staples                              3.85
Communication Services                        3.33
Utilities                                     1.56
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
ACCO Brands Corp.                             0.39%
Amkor Technology, Inc.                        0.39
Meritage Homes Corp.                          0.39
eHealth, Inc.                                 0.38
Medpace Holdings, Inc.                        0.38
Abercrombie & Fitch Co., Class A              0.37
Dillard's, Inc., Class A                      0.37
Everbridge, Inc.                              0.36
TRI Pointe Group, Inc.                        0.36
CNX Resources Corp.                           0.35
                                            -------
  Total                                       3.74%
                                            =======

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JULY 31, 2009 - JULY 31, 2019

            First Trust Small Cap      S&P SmallCap 600(R)
            Core AlphaDEX(R) Fund             Index
7/09               $10,000                   $10,000
1/10                11,180                    10,923
7/10                12,063                    11,917
1/11                14,477                    14,302
7/11                14,984                    14,864
1/12                15,588                    15,375
7/12                15,196                    15,458
1/13                17,681                    17,752
7/13                20,756                    20,834
1/14                22,777                    22,800
7/14                22,759                    23,133
1/15                23,294                    24,204
7/15                24,002                    25,903
1/16                20,534                    23,070
7/16                24,530                    27,446
1/17                27,208                    30,992
7/17                28,463                    32,294
1/18                31,608                    36,124
7/18                34,071                    39,753
1/19                31,046                    35,672
7/19                31,847                    37,070

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         189              0               0             0
8/1/15 - 7/31/16          94              0               0             0
8/1/16 - 7/31/17         129              0               0             0
8/1/17 - 7/31/18         153              0               0             0
8/1/18 - 7/31/19         146              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          63              0               0             0
8/1/15 - 7/31/16         157              0               0             0
8/1/16 - 7/31/17         123              0               0             0
8/1/17 - 7/31/18          98              1               0             0
8/1/18 - 7/31/19          99              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                              -0.65%      6.34%      12.55%       6.55%       35.99%     226.23%      117.31%
Market Price                     -0.74%      6.32%      12.56%       6.55%       35.87%     226.44%      117.21%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Large Cap Value Index(1)      -0.05%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large
   Cap Value Index(1)             5.38%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                  7.99%     11.34%      14.03%       8.00%       71.08%     271.71%      156.32%
S&P 500(R) Value Index            6.28%      8.64%      12.39%       5.74%       51.31%     221.45%       97.92%
------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FTA's one-year NAV return of -0.65% underperformed the S&P 500(R) Value Index ("Benchmark") return of 6.28% by 6.93%. The Financials sector received the greatest allocation during the period and had the greatest contribution to the Fund's return. With an average weight of 23.6%, Financials returned 3.7% and contributed 1.2% to the Fund's return. The greatest drag on the Fund's performance were investments in the Energy sector. This sector carried a weight of 7.1%, returned -18.9% and contributed -1.5% to the Fund's return. On a relative basis, the Fund underperformed the Benchmark. Investments in the Information Technology sector caused -2.5% of this underperformance, which were overweight and received superior return in the Benchmark than in the Fund. Outperformance of 0.5% was earned by the Fund for investments in the Industrials sector.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   24.21%
Consumer Discretionary                       13.48
Industrials                                  11.80
Energy                                       10.81
Information Technology                        8.76
Materials                                     8.60
Communication Services                        5.37
Health Care                                   5.28
Utilities                                     5.17
Consumer Staples                              5.13
Real Estate                                   1.39
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Micron Technology, Inc.                       1.04%
Qurate Retail, Inc.                           1.02
Kohl's Corp.                                  1.01
Mylan N.V.                                    0.98
Phillips 66                                   0.98
Gap (The), Inc.                               0.97
HollyFrontier Corp.                           0.96
D.R. Horton, Inc.                             0.95
Ally Financial, Inc.                          0.95
General Motors Co.                            0.93
                                            -------
  Total                                       9.79%
                                            =======

                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JULY 31, 2009 - JULY 31, 2019

            First Trust Large Cap       S&P 500(R)      S&P 500(R)
            Value AlphaDEX(R) Fund        Index         Value Index
7/09               $10,000               $10,000          $10,000
1/10                11,658                10,987           11,108
7/10                12,353                11,384           11,497
1/11                14,544                13,425           13,471
7/11                14,613                13,621           13,242
1/12                15,121                13,990           13,623
7/12                15,337                14,864           14,266
1/13                17,951                16,337           16,275
7/13                20,421                18,580           18,589
1/14                21,564                19,853           19,362
7/14                23,986                21,727           21,244
1/15                24,190                22,677           21,657
7/15                23,917                24,162           22,646
1/16                21,063                22,526           20,880
7/16                24,619                25,520           23,955
1/17                28,184                27,041           25,941
7/17                30,365                29,613           27,392
1/18                33,881                34,182           30,963
7/18                32,835                34,421           30,246
1/19                31,160                33,390           29,389
7/19                32,622                37,171           32,148

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         197              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 7/31/17         134              0               0             0
8/1/17 - 7/31/18         134              0               0             0
8/1/18 - 7/31/19         143              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          55              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 7/31/17         118              0               0             0
8/1/17 - 7/31/18         118              0               0             0
8/1/18 - 7/31/19         103              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                               7.16%     11.38%      14.31%        8.00%      71.39%     280.86%      156.34%
Market Price                      7.11%     11.37%      14.31%        8.00%      71.31%     280.96%      156.40%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Large Cap Growth Index(1)      7.72%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large
   Cap Growth Index(1)           10.94%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                  7.99%     11.34%      14.03%        8.00%      71.08%     271.71%      156.32%
S&P 500(R) Growth Index           9.55%     13.64%      15.47%       10.07%      89.48%     321.39%      223.42%
------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FTC's one-year NAV return of 7.16% underperformed the ("Benchmark") S&P 500(R) Growth Index return of 9.55% by 2.39%. The Information Technology sector received the greatest allocation and contributed the most to the Fund's return over the period, with an average weight of 28.5%, a return of 14.4% and a contribution to the Fund's return of 3.5%. The worst performing sector in the Fund were the investments in the Energy sector, which received a 5.5% allocation, returned -22.3% and contributed -2.8% to the Fund's return. On a relative basis, the Fund underperformed the Benchmark. Much of this underperformance came from investments in the Energy sector, which accounted for -2.1% of underperformance against the Benchmark. Investments in the Communication Services sector reversed some of the underperformance, earning 1.0% of outperformance against the Benchmark.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       25.93%
Health Care                                  15.27
Industrials                                  14.87
Consumer Discretionary                       12.60
Financials                                    6.32
Communication Services                        5.26
Real Estate                                   4.90
Consumer Staples                              4.39
Materials                                     4.23
Utilities                                     4.19
Energy                                        2.04
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Starbucks Corp.                               1.00%
CoStar Group, Inc.                            0.99
Cintas Corp.                                  0.97
Live Nation Entertainment, Inc.               0.97
Chipotle Mexican Grill, Inc.                  0.96
CDW Corp.                                     0.95
Altice USA, Inc., Class A                     0.94
DexCom, Inc.                                  0.93
Cadence Design Systems, Inc.                  0.93
FMC Corp.                                     0.93
                                            -------
  Total                                       9.57%
                                            =======

                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 31, 2009 - JULY 31, 2019

             First Trust Large Cap       S&P 500(R)       S&P 500(R)
            Growth AlphaDEX(R) Fund        Index         Growth Index
7/09                $10,000               $10,000          $10,000
1/10                 10,954                10,987           10,867
7/10                 12,020                11,384           11,271
1/11                 14,545                13,425           13,383
7/11                 14,836                13,621           13,992
1/12                 14,373                13,990           14,362
7/12                 14,556                14,864           15,445
1/13                 16,300                16,337           16,432
7/13                 18,694                18,580           18,610
1/14                 20,530                19,853           20,367
7/14                 22,223                21,727           22,237
1/15                 23,861                22,677           23,709
7/15                 26,073                24,162           25,682
1/16                 23,888                22,526           24,161
7/16                 27,108                25,520           27,039
1/17                 26,802                27,041           28,012
7/17                 29,573                29,613           31,629
1/18                 34,852                34,182           37,167
7/18                 35,542                34,421           38,464
1/19                 33,342                33,390           37,266
7/19                 38,086                37,171           42,139

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         206              0               0             0
8/1/15 - 7/31/16         182              0               0             0
8/1/16 - 7/31/17         146              0               0             0
8/1/17 - 7/31/18         158              0               0             0
8/1/18 - 7/31/19         163              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          46              0               0             0
8/1/15 - 7/31/16          69              0               0             0
8/1/16 - 7/31/17         106              0               0             0
8/1/17 - 7/31/18          94              0               0             0
8/1/18 - 7/31/19          82              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index and Nasdaq US 700 Small Cap Index (together, the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                              -3.62%      5.15%      11.99%       6.50%       28.54%     210.31%      116.09%
Market Price                     -3.71%      5.14%      11.98%       6.49%       28.51%     210.17%      115.88%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Multi Cap Value Index(1)      -2.95%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US Multi Cap
   Value Index(1)                 4.15%       N/A        N/A          N/A          N/A        N/A          N/A
S&P Composite 1500(R) Index       7.04%     11.16%      14.04%       8.05%       69.70%     272.01%      157.86%
S&P Composite 1500(R) Value
   Index                          5.29%      8.58%      12.48%       5.93%       50.92%     224.12%      102.19%
------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FAB's one-year NAV return of -3.62% underperformed the S&P Composite 1500(R) Value Index ("Benchmark") return of 5.29% by 8.91%. The Financials sector was given the heaviest weight in the Fund over the period with a 21.7% allocation. This sector had a relatively low return of 0.1%, which limited its contribution to the Fund's return to only 0.2%. The Utilities sector was the Fund's top performing and contributing sector with a 15.1% return and 0.6% contribution, stemming from its 6.1% allocation. The Energy sector was the Fund's worst performing and least contributing sector with a -36.9% return and -3.2% contribution, stemming from its 7.1% allocation. On a relative basis, the Fund underperformed the Benchmark. The Fund under-allocated and underperformed the Benchmark amongst the well-performing Information Technology sector by -5.4% and -15.5%, respectively, creating -1.9% of relative drag. The Fund over-allocated the Benchmark among the well-performing Utilities sector by 0.9%, which created 0.1% of relative outperformance.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   23.54%
Industrials                                  15.75
Consumer Discretionary                       15.61
Energy                                        9.42
Materials                                     9.06
Information Technology                        8.34
Communication Services                        4.05
Consumer Staples                              3.92
Real Estate                                   3.82
Utilities                                     3.38
Health Care                                   3.11
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Micron Technology, Inc.                       0.52%
Qurate Retail, Inc.                           0.51
Kohl's Corp.                                  0.51
Mylan N.V.                                    0.49
Phillips 66                                   0.49
Gap (The), Inc.                               0.49
HollyFrontier Corp.                           0.48
D.R. Horton, Inc.                             0.48
Ally Financial, Inc.                          0.48
General Motors Co.                            0.47
                                            -------
  Total                                       4.92%
                                            =======

                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             JULY 31, 2009 - JULY 31, 2019

            First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Value AlphaDEX(R) Fund      1500(R) Index           Value Index
7/09               $10,000                 $10,000                $10,000
1/10                11,611                  11,007                 11,128
7/10                12,365                  11,474                 11,571
1/11                14,760                  13,583                 13,593
7/11                14,854                  13,808                 13,394
1/12                15,506                  14,155                 13,774
7/12                15,393                  14,950                 14,355
1/13                18,148                  16,544                 16,438
7/13                20,923                  18,833                 18,804
1/14                22,415                  20,150                 19,663
7/14                24,141                  21,923                 21,478
1/15                24,138                  22,903                 21,923
7/15                23,962                  24,389                 22,878
1/16                20,689                  22,614                 21,014
7/16                24,436                  25,755                 24,256
1/17                27,942                  27,406                 26,371
7/17                29,191                  29,878                 27,761
1/18                32,289                  34,380                 31,290
7/18                32,196                  34,753                 30,784
1/19                30,245                  33,544                 29,756
7/19                31,031                  37,201                 32,412

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         132              0               0             0
8/1/15 - 7/31/16         109              0               0             0
8/1/16 - 7/31/17          97              0               0             0
8/1/17 - 7/31/18          81              0               0             0
8/1/18 - 7/31/19          99              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         120              0               0             0
8/1/15 - 7/31/16         142              0               0             0
8/1/16 - 7/31/17         155              0               0             0
8/1/17 - 7/31/18         171              0               0             0
8/1/18 - 7/31/19         148              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select growth stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index and Nasdaq US 700 Small Cap Index (together, the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                 1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                  Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                 7/31/19    7/31/19    7/31/19     to 7/31/19    7/31/19    7/31/19     to 7/31/19
FUND PERFORMANCE
NAV                               4.65%     11.33%      14.27%        8.27%      71.03%     279.52%      164.21%
Market Price                      4.48%     11.31%      14.25%        8.26%      70.87%     278.98%      163.96%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R)
   Multi Cap Growth Index(1)      5.33%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US Multi Cap
   Growth Index(1)               10.20%       N/A        N/A          N/A          N/A        N/A          N/A
S&P Composite 1500(R) Index       7.04%     11.16%      14.04%        8.05%      69.70%     272.01%      157.86%
S&P Composite 1500(R)
   Growth Index                   8.65%     13.36%      15.41%       10.02%      87.18%     319.34%      221.59%
------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FAD's one-year NAV return of 4.65% underperformed the S&P Composite 1500(R) Growth Index ("Benchmark") return of 8.65% by 4.00%. The Information Technology sector was the largest allocated and top contributing sector in the Fund over the period with a 24.5% allocation and 4.7% contribution, stemming from its 20.7% return. The top performing sector in the Fund was the Utilities sector with a 23.8% return. This sector had a limited 0.4% contribution due to its 2.3% allocation. The Energy sector, which was only given a 4.8% allocation in the Fund, was the least contributing and worst performing sector over the period with a -3.8% contribution and -41.5% return. On a relative basis, the Fund underperformed the Benchmark. The Fund over weighted the Benchmark among the poor performing Energy sector by 2.5%, which created -2.9% of relative underperformance. The Fund outperformed the Benchmark among the Communication Services sector by 11.4%, which reversed 0.8% of the relative underperformance.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       23.87%
Health Care                                  16.69
Industrials                                  15.49
Consumer Discretionary                       12.48
Financials                                    8.64
Real Estate                                   5.41
Communication Services                        4.92
Materials                                     3.53
Utilities                                     3.40
Consumer Staples                              3.32
Energy                                        2.25
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Starbucks Corp.                               0.50%
CoStar Group, Inc.                            0.49
Cintas Corp.                                  0.49
Live Nation Entertainment, Inc.               0.48
Chipotle Mexican Grill, Inc.                  0.48
CDW Corp.                                     0.47
Altice USA, Inc., Class A                     0.47
DexCom, Inc.                                  0.46
Cadence Design Systems, Inc.                  0.46
FMC Corp.                                     0.46
                                            -------
  Total                                       4.76%
                                            =======

                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              JULY 31, 2009 - JULY 31, 2019

             First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Growth AlphaDEX(R) Fund      1500(R) Index          Growth Index
7/09                $10,000                 $10,000                $10,000
1/10                 10,977                  11,007                 10,888
7/10                 12,065                  11,474                 11,377
1/11                 14,683                  13,583                 13,577
7/11                 15,291                  13,808                 14,222
1/12                 14,994                  14,155                 14,546
7/12                 15,123                  14,950                 15,538
1/13                 17,027                  16,544                 16,684
7/13                 19,358                  18,833                 18,902
1/14                 21,344                  20,150                 20,666
7/14                 22,192                  21,923                 22,402
1/15                 23,616                  22,903                 23,903
7/15                 25,716                  24,389                 25,913
1/16                 23,034                  22,614                 24,216
7/16                 26,399                  25,755                 27,226
1/17                 26,900                  27,406                 28,323
7/17                 29,526                  29,878                 31,801
1/18                 34,525                  34,380                 37,252
7/18                 36,261                  34,755                 38,593
1/19                 33,730                  33,546                 37,208
7/19                 37,952                  37,201                 41,934

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         162              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         156              0               0             0
8/1/17 - 7/31/18         171              0               0             0
8/1/18 - 7/31/19          92              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          96              0               0             0
8/1/17 - 7/31/18          81              0               0             0
8/1/18 - 7/31/19         152              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                   CUMULATIVE
                                                                              TOTAL RETURNS                  TOTAL RETURNS
                                                           1 Year        5 Years       Inception        5 Years       Inception
                                                            Ended         Ended        (4/19/11)         Ended        (4/19/11)
                                                           7/31/19       7/31/19       to 7/31/19       7/31/19       to 7/31/19
FUND PERFORMANCE
NAV                                                        -4.26%         4.26%           8.11%         23.18%          90.77%
Market Price                                               -4.29%         4.22%           8.10%         22.98%          90.65%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Value Index(1)                  -3.60%          N/A            N/A             N/A            N/A
Nasdaq US 600 Mid Cap Value Index(1)                       -1.15%          N/A            N/A             N/A            N/A
S&P MidCap 400(R) Value Index                              -0.24%         8.03%          10.30%         47.14%         125.29%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNK's one-year NAV return of -4.26% underperformed the S&P MidCap 400(R) Value Index ("Benchmark") return of -0.24% by 4.02%. Over the period, the heaviest weight in the Fund was allocated to the Financials sector, which received a 24.1% weight, returned -1.4%, and contributed -0.2% to the Fund's total return. The greatest contributor to the Fund's return over the period was the Information Technology sector, which received an allocation of 6.6%, returned 9.8%, and contributed 0.7% to the Fund's total return. The greatest drag on the Fund's return came from the investments in the Energy sector, which received a 5.5% allocation, returned -50.8%, and contributed -3.7% to the Fund's total return. On a relative basis, the Fund underperformed the Benchmark. The investments in the Consumer Discretionary industry caused the most underperformance. The Consumer Discretionary investments in the Fund were more heavily weighted and underperforming in comparison to those in the Benchmark, leading to -1.4% underperformance for the Fund. The Consumer Staples sector caused 0.6% outperformance against the Benchmark, as the investments in this sector in the Fund outperformed those in the Benchmark.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   28.00%
Industrials                                  17.70
Consumer Discretionary                       17.28
Materials                                    10.35
Information Technology                        6.45
Energy                                        6.45
Real Estate                                   6.44
Utilities                                     2.54
Communication Services                        2.50
Consumer Staples                              1.98
Health Care                                   0.31
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
OneMain Holdings, Inc.                        0.91%
Knight-Swift Transportation Holdings, Inc.    0.81
Graham Holdings Co., Class B                  0.80
Dick's Sporting Goods, Inc.                   0.79
Telephone & Data Systems, Inc.                0.79
Delek US Holdings, Inc.                       0.79
Macy's, Inc.                                  0.78
Reliance Steel & Aluminum Co.                 0.78
American Eagle Outfitters, Inc.               0.77
Urban Outfitters, Inc.                        0.77
                                            -------
  Total                                       7.99%
                                            =======

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 19, 2011 - JULY 31, 2019

             First Trust Mid Cap        S&P MidCap 400(R)
            Value AlphaDEX(R) Fund         Value Index
4/11               $10,000                   $10,000
7/11                 9,625                     9,581
1/12                 9,982                     9,720
7/12                 9,935                     9,869
1/13                11,765                    11,640
7/13                13,549                    13,358
1/14                14,657                    14,305
7/14                15,487                    15,311
1/15                15,205                    15,816
7/15                15,351                    16,204
1/16                13,091                    14,376
7/16                15,539                    17,468
1/17                17,704                    19,524
7/17                17,984                    20,073
1/18                19,750                    21,915
7/18                19,925                    22,582
1/19                18,796                    21,295
7/19                19,078                    22,530

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         188              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 7/31/17         173              0               0             0
8/1/17 - 7/31/18         125              0               0             0
8/1/18 - 7/31/19         131              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          64              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 7/31/17          79              0               0             0
8/1/17 - 7/31/18         127              0               0             0
8/1/18 - 7/31/19         113              2               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                   CUMULATIVE
                                                                              TOTAL RETURNS                  TOTAL RETURNS
                                                           1 Year        5 Years       Inception        5 Years       Inception
                                                            Ended         Ended        (4/19/11)         Ended        (4/19/11)
                                                           7/31/19       7/31/19       to 7/31/19       7/31/19       to 7/31/19
FUND PERFORMANCE
NAV                                                         6.43%        11.36%          10.97%         71.28%         136.78%
Market Price                                                6.43%        11.37%          10.97%         71.35%         136.78%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Growth Index(1)                  7.20%          N/A            N/A             N/A            N/A
Nasdaq US 600 Mid Cap Growth Index(1)                       7.41%          N/A            N/A             N/A            N/A
S&P MidCap 400(R) Growth Index                              1.81%        10.15%          10.73%         62.14%         132.60%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FNY's one-year NAV return of 6.43% outperformed the S&P MidCap 400(R) Growth Index ("Benchmark") return of 1.81% by 4.62%. The Information Technology sector was the largest allocated and top contributing sector in the Fund over the period with a 23% allocation and 7.4% contribution, stemming from its 31.9% return. The Energy sector was the worst performing sector and the greatest drag on the Fund's return. Energy received a 3.9% allocation, returned -49.1% and contributed -4.7% to the Fund's total return. On a relative basis, the Fund outperformed the Benchmark. These same two sectors contributed the most to outperformance and underperformance, respectively. Investments in Information Technology caused 4.6% outperformance against the Benchmark, while Energy earned -2.7% underperformance.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       25.24%
Industrials                                  16.28
Health Care                                  15.35
Consumer Discretionary                       13.79
Financials                                    9.59
Real Estate                                   6.10
Communication Services                        5.11
Materials                                     4.16
Utilities                                     1.88
Energy                                        1.65
Consumer Staples                              0.85
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Novocure Ltd.                                 0.95%
FTI Consulting, Inc.                          0.90
Mercury Systems, Inc.                         0.84
Trade Desk (The), Inc., Class A               0.84
Roku, Inc.                                    0.82
Avalara, Inc.                                 0.82
EPAM Systems, Inc.                            0.81
Match Group, Inc.                             0.81
Fair Isaac Corp.                              0.80
Zscaler, Inc.                                 0.79
                                            -------
  Total                                       8.38%
                                            =======

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 19, 2011 - JULY 31, 2019

              First Trust Mid Cap        S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index
4/11                $10,000                   $10,000
7/11                  9,881                     9,910
1/12                  9,804                     9,779
7/12                  9,673                     9,861
1/13                 11,050                    11,485
7/13                 12,290                    12,894
1/14                 13,612                    13,883
7/14                 13,824                    14,345
1/15                 14,646                    15,414
7/15                 15,748                    16,711
1/16                 13,744                    14,724
7/16                 15,753                    17,266
1/17                 16,331                    18,295
7/17                 17,791                    19,634
1/18                 21,047                    22,457
7/18                 22,251                    22,846
1/19                 20,796                    21,092
7/19                 23,678                    23,261

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         192              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         178              0               0             0
8/1/17 - 7/31/18         208              0               0             0
8/1/18 - 7/31/19         140              4               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          60              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          74              0               0             0
8/1/17 - 7/31/18          44              0               0             0
8/1/18 - 7/31/19         105              2               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Value Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                   CUMULATIVE
                                                                              TOTAL RETURNS                  TOTAL RETURNS
                                                           1 Year        5 Years       Inception        5 Years       Inception
                                                            Ended         Ended        (4/19/11)         Ended        (4/19/11)
                                                           7/31/19       7/31/19       to 7/31/19       7/31/19       to 7/31/19
FUND PERFORMANCE
NAV                                                        -9.69%         3.43%           7.96%         18.38%          88.57%
Market Price                                               -9.75%         3.43%           7.95%         18.39%          88.41%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Value Index(1)                -9.02%          N/A            N/A             N/A            N/A
Nasdaq US 700 Small Cap Value Index(1)                     -7.25%          N/A            N/A             N/A            N/A
S&P SmallCap 600(R) Value Index                            -8.48%         8.32%          10.84%         49.09%         134.41%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYT's one-year NAV return of -9.69% underperformed the S&P SmallCap 600(R) Value Index ("Benchmark") return of -8.48% by 1.21%. The Industrials sector was the Fund's heaviest allocated sector over the period with a 23.4% allocation. This sector had a -8.1% return over the period in the Fund and led to a -1.6% contribution. The Communication Services sector was the most contributing sector in the Fund with a 0.5% contribution, stemming from its 5.4% allocation and 13.4% return. The Utilities sector was the Fund's top performing sector with a 33.3% return. The Energy sector was the worst performing and contributing sector with a -51.9% return and -6.2% contribution, stemming from its 9.7% allocation. On a relative basis, the Fund underperformed the Benchmark. The Fund underperformed the Benchmark among Information Technology sector securities by -11.9%, which created -1.8% of relative drag. The Fund outperformed the Benchmark among the Communication Services sector securities by 20.5%, which created 1.1% of relative outperformance.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  22.80%
Consumer Discretionary                       18.49
Financials                                   15.19
Energy                                       10.36
Information Technology                       10.09
Materials                                     8.29
Real Estate                                   6.00
Consumer Staples                              3.79
Communication Services                        3.03
Health Care                                   1.83
Utilities                                     0.13
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
ACCO Brands Corp.                             0.79%
Amkor Technology, Inc.                        0.79
Meritage Homes Corp.                          0.78
Abercrombie & Fitch Co., Class A              0.75
Dillard's, Inc., Class A                      0.75
TRI Pointe Group, Inc.                        0.73
CNX Resources Corp.                           0.72
Marten Transport Ltd.                         0.71
M.D.C. Holdings, Inc.                         0.71
Cooper-Standard Holdings, Inc.                0.69
                                            -------
  Total                                       7.42%
                                            =======

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 19, 2011 - JULY 31, 2019

            First Trust Small Cap       S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund          Value Index
4/11               $10,000                    $10,000
7/11                 9,930                      9,813
1/12                10,692                     10,331
7/12                10,005                     10,231
1/13                11,945                     11,945
7/13                14,241                     14,054
1/14                15,577                     15,278
7/14                15,931                     15,723
1/15                15,996                     16,154
7/15                15,630                     16,701
1/16                13,090                     14,973
7/16                15,754                     18,195
1/17                18,060                     20,662
7/17                18,181                     21,216
1/18                19,883                     23,634
7/18                20,883                     25,612
1/19                19,012                     22,856
7/19                18,857                     23,442

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         164              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         125              0               0             0
8/1/17 - 7/31/18         132              0               0             0
8/1/18 - 7/31/19         136              3               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          88              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         127              0               0             0
8/1/17 - 7/31/18         119              1               0             0
8/1/18 - 7/31/19         111              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Growth Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                   CUMULATIVE
                                                                              TOTAL RETURNS                  TOTAL RETURNS
                                                           1 Year        5 Years       Inception        5 Years       Inception
                                                            Ended         Ended        (4/19/11)         Ended        (4/19/11)
                                                           7/31/19       7/31/19       to 7/31/19       7/31/19       to 7/31/19
FUND PERFORMANCE
NAV                                                        -3.90%        11.05%          10.94%         68.90%         136.35%
Market Price                                               -3.97%        11.05%          10.94%         68.89%         136.25%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Growth Index(1)               -3.18%          N/A            N/A             N/A            N/A
Nasdaq US 700 Small Cap Growth Index(1)                    -1.21%          N/A            N/A             N/A            N/A
S&P SmallCap 600(R) Growth Index                           -4.81%        11.49%          12.23%         72.23%         159.97%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FYC's one-year NAV return of -3.90% outperformed the S&P SmallCap 600(R) Growth Index ("Benchmark") return of -4.81% by 0.91%. The Health Care sector received the largest allocation in the Fund over the period. This sector carried a 24.7% average weight in the Fund, returned -9.2% and contributed -2.8% to the Fund's total return. The greatest contribution to the Fund's return were the investments in the Information Technology sector. This sector received a 16.8% return which came from the investments in the Energy sector, which received a 4.2% allocation, returned -59.6% and contributed -4.8% to the Fund's total return. On a relative basis, the Fund outperformed the Benchmark. The Fund over-allocated and underperformed in the Energy sector, leading to a -3.1% Fund underperformance versus the Benchmark. Meanwhile, the investments in the Information Technology sector, which performed much better than those in the Benchmark, resulted in 3.4% outperformance for the Fund versus the Benchmark.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  22.30%
Information Technology                       16.61
Industrials                                  15.84
Financials                                   13.00
Consumer Discretionary                       10.16
Real Estate                                   5.66
Consumer Staples                              4.38
Communication Services                        3.78
Utilities                                     3.74
Energy                                        3.69
Materials                                     0.84
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Lattice Semiconductor Corp.                   0.84%
Sleep Number Corp.                            0.77
eHealth, Inc.                                 0.76
Medpace Holdings, Inc.                        0.76
Federal Signal Corp.                          0.74
Everbridge, Inc.                              0.73
PROS Holdings, Inc.                           0.73
Inspire Medical Systems, Inc.                 0.71
Viavi Solutions, Inc.                         0.70
Denny's Corp.                                 0.70
                                            -------
  Total                                       7.44%
                                            =======

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 19, 2011 - JULY 31, 2019

             First Trust Small Cap       S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund         Growth Index
4/11                $10,000                    $10,000
7/11                  9,920                      9,982
1/12                  9,826                     10,155
7/12                 10,157                     10,362
1/13                 11,338                     11,710
7/13                 13,014                     13,710
1/14                 14,413                     15,107
7/14                 13,992                     15,093
1/15                 14,637                     16,071
7/15                 16,115                     17,778
1/16                 14,186                     15,737
7/16                 16,685                     18,361
1/17                 17,809                     20,597
7/17                 19,540                     21,757
1/18                 22,008                     24,431
7/18                 24,592                     27,311
1/19                 22,219                     24,686
7/19                 23,630                     25,997

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15         209              0               0             0
8/1/15 - 7/31/16         141              0               0             0
8/1/16 - 7/31/17         175              0               0             0
8/1/17 - 7/31/18         159              0               0             0
8/1/18 - 7/31/19          71              5               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/14 - 7/31/15          43              0               0             0
8/1/15 - 7/31/16         110              0               0             0
8/1/16 - 7/31/17          77              0               0             0
8/1/17 - 7/31/18          92              1               0             0
8/1/18 - 7/31/19         172              3               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mega Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FMK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select mega cap stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

--------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL                   CUMULATIVE
                                                                              TOTAL RETURNS                  TOTAL RETURNS
                                                           1 Year        5 Years       Inception        5 Years       Inception
                                                            Ended         Ended        (5/11/11)         Ended        (5/11/11)
                                                           7/31/19       7/31/19       to 7/31/19       7/31/19       to 7/31/19
FUND PERFORMANCE
NAV                                                         3.24%         8.08%           9.06%         47.51%         104.00%
Market Price                                                3.18%         8.08%           9.05%         47.47%         103.94%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mega Cap Index(1)                        3.99%          N/A            N/A             N/A            N/A
Nasdaq US 500 Large Cap Index(1)                            8.41%          N/A            N/A             N/A            N/A
S&P 100(R) Index                                            8.34%        11.36%          12.63%         71.26%         165.81%
--------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)

PERFORMANCE REVIEW

FMK's one-year NAV return of 3.24% underperformed the S&P 100(R) Index ("Benchmark") return of 8.34% by 5.10%. The Information Technology sector was the Fund's heaviest allocated sector over the period with a 19.4% allocation. However, it was the Communication Services sector that contributed the most to the Fund over the period with a 3.2% contribution, stemming from its 16.3% allocation and 20.2% return. The Fund had a relatively smaller allocation to the Utilities sector with a 3% weighting. This sector was the top performing sector in the Fund with a 25.8% return. The least performing sector in the Fund was the Energy sector with a -15.0% return and -1.3% contribution, stemming from its 9.7% allocation. The Fund's least contributing sector was the Consumer Staples sector with a -1.5% contribution, stemming from its -14.7% return and 9.8% allocation. On a relative basis, the Fund underperformed the Benchmark. The primary cause of the underperformance is attributable to the Fund underperforming the Benchmark among Information Technology securities by -10.2%, which created -3.7% of relative drag. The Fund outperformed the Benchmark among Communication Services securities by 11.6%, which created 1.2% of relative outperformance.

-----------------------------
Nasdaq(R) and the Index are trademarks and service marks of Nasdaq, Inc. ("Nasdaq") and are licensed for use by First Trust Portfolios L.P. ("First Trust"). AlphaDEX(R) is a trademark owned by First Trust and has been licensed to Nasdaq for use in the name of the Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq and Nasdaq makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Communication Services                       18.11%
Information Technology                       18.07
Financials                                   15.71
Consumer Staples                             10.01
Health Care                                   9.65
Energy                                        9.06
Industrials                                   6.44
Consumer Discretionary                        5.73
Materials                                     5.22
Utilities                                     2.00
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Starbucks Corp.                               3.74%
Intel Corp.                                   3.50
AT&T, Inc.                                    3.37
American Express Co.                          3.34
Lockheed Martin Corp.                         3.30
Chevron Corp.                                 3.28
Charter Communications, Inc., Class A         3.23
ConocoPhillips                                3.21
QUALCOMM, Inc.                                3.19
DuPont de Nemours, Inc.                       3.18
                                            -------
  Total                                      33.34%
                                            =======

        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MAY 11, 2011 - JULY 31, 2019

              First Trust Mega        S&P 100(R)
            Cap AlphaDEX(R) Fund        Index
5/11              $10,000              $10,000
7/11                9,612                9,761
1/12                9,571               10,120
7/12                9,248               10,960
1/13               10,467               11,784
7/13               11,969               13,341
1/14               12,545               14,108
7/14               13,829               15,520
1/15               13,679               15,998
7/15               14,699               17,202
1/16               13,304               16,228
7/16               14,726               18,190
1/17               15,712               19,216
7/17               17,097               21,066
1/18               20,050               24,464
7/18               19,759               24,536
1/19               19,156               23,803
7/19               20,400               26,581

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JULY 31, 2019

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2014 through July 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
8/1/14 - 7/31/15         166             0              0            0
8/1/15 - 7/31/16         145             0              0            0
8/1/16 - 7/31/17          85             0              0            0
8/1/17 - 7/31/18         136             0              0            0
8/1/18 - 7/31/19         197             5              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
8/1/14 - 7/31/15          86             0              0            0
8/1/15 - 7/31/16         106             0              0            0
8/1/16 - 7/31/17         167             0              0            0
8/1/17 - 7/31/18         116             0              0            0
8/1/18 - 7/31/19          46             2              1            0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JULY 31, 2019 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2019.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2019     JULY 31, 2019      PERIOD (a)        PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,093.50           0.60%             $3.11
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82           0.60%             $3.01

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,076.50           0.61%             $3.14
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77           0.61%             $3.06

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,025.90           0.61%             $3.06
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77           0.61%             $3.06

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,046.90           0.60%             $3.05
Hypothetical (5% return before expenses)            $1,000.00           $1,021.82           0.60%             $3.01

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $1,142.40           0.61%             $3.24
Hypothetical (5% return before expenses)            $1,000.00           $1,021.77           0.61%             $3.06

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JULY 31, 2019 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                         ANNUALIZED
                                                                                        EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING            ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE       SIX-MONTH         SIX-MONTH
                                                 FEBRUARY 1, 2019     JULY 31, 2019      PERIOD (a)        PERIOD (b)
-----------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,026.00           0.70%             $3.52
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,125.10           0.68%             $3.58
Hypothetical (5% return before expenses)            $1,000.00           $1,021.42           0.68%             $3.41

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,015.00           0.70%             $3.50
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,138.60           0.70%             $3.71
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $  992.00           0.70%             $3.46
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $1,063.50           0.70%             $3.58
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00           $1,064.90           0.70%             $3.58
Hypothetical (5% return before expenses)            $1,000.00           $1,021.32           0.70%             $3.51


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 1, 2019 through July 31, 2019), multiplied by 181/365 (to reflect the six-month period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.2%
      146,152  Arconic, Inc.                  $     3,659,646
        3,460  Boeing (The) Co.                     1,180,483
       13,836  General Dynamics Corp.               2,572,666
       47,000  HEICO Corp.                          6,427,250
        6,654  L3Harris Technologies, Inc.          1,381,370
        3,464  Lockheed Martin Corp.                1,254,557
        7,785  Northrop Grumman Corp.               2,690,262
      118,573  Textron, Inc.                        5,845,649
       13,002  TransDigm Group, Inc. (a)            6,311,691
                                              ---------------
                                                   31,323,574
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.5%
       29,820  C.H. Robinson Worldwide, Inc.        2,496,829
       33,161  Expeditors International of
                  Washington, Inc.                  2,531,842
        7,658  FedEx Corp.                          1,305,919
       12,183  United Parcel Service, Inc.,
                  Class B                           1,455,503
                                              ---------------
                                                    7,790,093
                                              ---------------
               AIRLINES -- 1.4%
       38,577  American Airlines Group, Inc.        1,176,984
      110,823  Delta Air Lines, Inc.                6,764,636
      123,855  Southwest Airlines Co.               6,382,248
       57,473  United Airlines Holdings,
                  Inc. (a)                          5,282,344
                                              ---------------
                                                   19,606,212
                                              ---------------
               AUTO COMPONENTS -- 0.6%
       31,127  Aptiv PLC                            2,728,281
       45,156  Lear Corp.                           5,724,878
                                              ---------------
                                                    8,453,159
                                              ---------------
               AUTOMOBILES -- 0.6%
      245,919  Ford Motor Co.                       2,343,608
      163,234  General Motors Co.                   6,584,860
                                              ---------------
                                                    8,928,468
                                              ---------------
               BANKS -- 4.6%
      173,493  Bank of America Corp.                5,322,765
       76,811  BB&T Corp.                           3,958,071
       71,843  Citigroup, Inc.                      5,112,348
      142,292  Citizens Financial Group, Inc.       5,301,800
       69,265  Comerica, Inc.                       5,070,198
      180,341  Fifth Third Bancorp                  5,354,324
      364,069  Huntington Bancshares, Inc.          5,187,983
       33,753  JPMorgan Chase & Co.                 3,915,348
      283,457  KeyCorp                              5,207,105
       22,189  M&T Bank Corp.                       3,644,543
       27,490  PNC Financial Services Group
                  (The), Inc.                       3,928,321
      336,776  Regions Financial Corp.              5,364,842
        5,602  SVB Financial Group (a)              1,299,496
       48,009  U.S. Bancorp                         2,743,715
      106,330  Wells Fargo & Co.                    5,147,435
                                              ---------------
                                                   66,558,294
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BEVERAGES -- 0.9%
        6,386  Constellation Brands, Inc.,
                  Class A                     $     1,256,892
      112,310  Molson Coors Brewing Co.,
                  Class B                           6,063,617
       59,119  Monster Beverage Corp. (a)           3,811,402
       19,180  PepsiCo, Inc.                        2,451,396
                                              ---------------
                                                   13,583,307
                                              ---------------
               BIOTECHNOLOGY -- 1.5%
       53,284  Exact Sciences Corp. (a)             6,133,521
       55,854  Gilead Sciences, Inc.                3,659,554
       44,417  Incyte Corp. (a)                     3,771,892
       41,386  Sarepta Therapeutics, Inc. (a)       6,160,306
       18,177  Seattle Genetics, Inc. (a)           1,376,181
                                              ---------------
                                                   21,101,454
                                              ---------------
               BUILDING PRODUCTS -- 0.7%
      121,794  Johnson Controls International
                  PLC                               5,168,938
       13,719  Lennox International, Inc.           3,518,649
       32,060  Masco Corp.                          1,307,086
                                              ---------------
                                                    9,994,673
                                              ---------------
               CAPITAL MARKETS -- 4.1%
        8,664  Ameriprise Financial, Inc.           1,260,699
      113,960  Bank of New York Mellon
                  (The) Corp.                       5,347,003
        2,678  BlackRock, Inc.                      1,252,447
        6,480  CME Group, Inc.                      1,259,841
       84,611  E*TRADE Financial Corp.              4,128,171
      180,729  Franklin Resources, Inc.             5,897,187
       24,594  Goldman Sachs Group (The),
                  Inc.                              5,413,877
       14,633  Intercontinental Exchange, Inc.      1,285,655
       99,557  KKR & Co., Inc., Class A             2,663,150
       12,879  Moody's Corp.                        2,760,485
      114,844  Morgan Stanley                       5,117,449
       26,338  MSCI, Inc.                           5,985,047
       13,082  Nasdaq, Inc.                         1,260,712
       44,628  Raymond James Financial, Inc.        3,600,141
        5,521  S&P Global, Inc.                     1,352,369
       89,753  State Street Corp.                   5,213,752
       45,864  T. Rowe Price Group, Inc.            5,200,519
                                              ---------------
                                                   58,998,504
                                              ---------------
               CHEMICALS -- 3.9%
        5,557  Air Products & Chemicals, Inc.       1,268,496
       46,674  Celanese Corp.                       5,235,423
       80,786  CF Industries Holdings, Inc.         4,003,754
       83,782  DuPont de Nemours, Inc.              6,045,709
       80,808  Eastman Chemical Co.                 6,088,883
       25,484  Ecolab, Inc.                         5,140,887
       60,659  FMC Corp.                            5,242,151
       73,022  LyondellBasell Industries N.V.,
                  Class A                           6,111,211
      251,270  Mosaic (The) Co.                     6,329,491
       10,780  PPG Industries, Inc.                 1,265,464
        5,488  Sherwin-Williams (The) Co.           2,815,564


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
       90,546  Westlake Chemical Corp.        $     6,118,193
                                              ---------------
                                                   55,665,226
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.5%
       26,508  Cintas Corp.                         6,903,744
       84,150  Copart, Inc. (a)                     6,524,149
       29,035  Republic Services, Inc.              2,573,953
       43,615  Waste Management, Inc.               5,102,955
                                              ---------------
                                                   21,104,801
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.0%
       45,970  Cisco Systems, Inc.                  2,546,738
      188,938  Juniper Networks, Inc.               5,105,105
       37,719  Motorola Solutions, Inc.             6,259,845
                                              ---------------
                                                   13,911,688
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.3%
       10,930  Martin Marietta Materials, Inc.      2,707,907
        9,160  Vulcan Materials Co.                 1,267,286
                                              ---------------
                                                    3,975,193
                                              ---------------
               CONSUMER FINANCE -- 1.9%
      162,360  Ally Financial, Inc.                 5,343,267
       50,953  American Express Co.                 6,337,025
       69,311  Capital One Financial Corp.          6,405,723
       48,638  Discover Financial Services          4,364,774
      145,124  Synchrony Financial                  5,207,049
                                              ---------------
                                                   27,657,838
                                              ---------------
               CONTAINERS & PACKAGING -- 1.2%
       89,858  Ball Corp.                           6,423,050
      116,150  International Paper Co.              5,100,146
      172,454  WestRock Co.                         6,216,967
                                              ---------------
                                                   17,740,163
                                              ---------------
               DISTRIBUTORS -- 0.1%
       12,147  Genuine Parts Co.                    1,179,717
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
      240,739  AXA Equitable Holdings, Inc.         5,411,813
       17,706  Berkshire Hathaway, Inc.,
                  Class B (a)                       3,637,343
                                              ---------------
                                                    9,049,156
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
      187,686  AT&T, Inc.                           6,390,708
       66,052  Verizon Communications, Inc.         3,650,694
                                              ---------------
                                                   10,041,402
                                              ---------------
               ELECTRIC UTILITIES -- 2.7%
       25,633  Alliant Energy Corp.                 1,269,859
       28,584  American Electric Power Co.,
                  Inc.                              2,509,961
       42,762  Duke Energy Corp.                    3,708,321
       18,663  Edison International                 1,391,140
       24,441  Entergy Corp.                        2,581,459
       49,808  Eversource Energy                    3,778,435


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
      104,955  Exelon Corp.                   $     4,729,272
       58,766  FirstEnergy Corp.                    2,583,941
        6,143  NextEra Energy, Inc.                 1,272,645
       40,105  Pinnacle West Capital Corp.          3,658,378
      162,253  PPL Corp.                            4,807,556
       68,260  Southern (The) Co.                   3,836,212
       42,284  Xcel Energy, Inc.                    2,520,549
                                              ---------------
                                                   38,647,728
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.0%
       55,387  AMETEK, Inc.                         4,963,229
       60,414  Eaton Corp. PLC                      4,965,427
       56,562  Emerson Electric Co.                 3,669,743
        7,675  Rockwell Automation, Inc.            1,233,986
                                              ---------------
                                                   14,832,385
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.7%
       26,219  Amphenol Corp., Class A              2,446,757
       56,657  CDW Corp.                            6,694,591
      189,263  Corning, Inc.                        5,819,837
       70,025  Keysight Technologies, Inc. (a)      6,268,638
       65,666  TE Connectivity Ltd.                 6,067,539
      139,420  Trimble, Inc. (a)                    5,891,889
       24,017  Zebra Technologies Corp.,
                  Class A (a)                       5,064,945
                                              ---------------
                                                   38,254,196
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                 -- 1.1%
       51,067  Baker Hughes a GE Co.                1,296,591
      276,571  Halliburton Co.                      6,361,133
      113,167  National Oilwell Varco, Inc.         2,695,638
      126,609  Schlumberger Ltd.                    5,060,562
                                              ---------------
                                                   15,413,924
                                              ---------------
               ENTERTAINMENT -- 1.8%
       79,949  Activision Blizzard, Inc.            3,896,714
       12,421  Electronic Arts, Inc. (a)            1,148,942
       75,950  Live Nation Entertainment,
                  Inc. (a)                          5,472,957
        6,847  Netflix, Inc. (a)                    2,211,513
       22,159  Take-Two Interactive Software,
                  Inc. (a)                          2,714,921
      210,553  Viacom, Inc., Class B                6,390,284
       27,028  Walt Disney (The) Co.                3,865,274
                                              ---------------
                                                   25,700,605
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.7%
       12,301  American Tower Corp.                 2,603,138
       19,297  Crown Castle International
                  Corp.                             2,571,518
       39,794  Duke Realty Corp.                    1,326,334
        7,485  Equinix, Inc.                        3,758,218
       10,371  Equity LifeStyle Properties,
                  Inc.                              1,288,597
      345,187  Host Hotels & Resorts, Inc.          6,002,802
      188,235  Invitation Homes, Inc.               5,170,815
       10,682  Mid-America Apartment
                  Communities, Inc.                 1,258,767


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       15,703  Prologis, Inc.                 $     1,265,819
       22,382  SBA Communications Corp. (a)         5,492,767
       19,629  Sun Communities, Inc.                2,606,927
       18,402  Ventas, Inc.                         1,238,270
       39,246  Vornado Realty Trust                 2,524,303
       15,432  Welltower, Inc.                      1,282,708
                                              ---------------
                                                   38,390,983
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.0%
      289,696  Kroger (The) Co.                     6,129,967
       17,788  Sysco Corp.                          1,219,723
      115,041  Walgreens Boots Alliance, Inc.       6,268,584
       11,381  Walmart, Inc.                        1,256,235
                                              ---------------
                                                   14,874,509
                                              ---------------
               FOOD PRODUCTS -- 2.1%
      154,146  Archer-Daniels-Midland Co.           6,332,318
      142,292  Conagra Brands, Inc.                 4,107,970
       23,949  General Mills, Inc.                  1,271,931
       37,542  Hershey (The) Co.                    5,696,623
       32,759  J.M. Smucker (The) Co.               3,642,473
       46,958  Kellogg Co.                          2,733,895
        8,110  McCormick & Co., Inc.                1,285,759
       62,315  Tyson Foods, Inc., Class A           4,954,043
                                              ---------------
                                                   30,025,012
                                              ---------------
               GAS UTILITIES -- 0.3%
       23,828  Atmos Energy Corp.                   2,598,205
       47,101  UGI Corp.                            2,406,390
                                              ---------------
                                                    5,004,595
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.7%
       29,911  Abbott Laboratories                  2,605,248
       15,360  Baxter International, Inc.           1,289,779
       58,530  Boston Scientific Corp. (a)          2,485,184
       14,938  Cooper (The) Cos., Inc.              5,040,081
       26,404  Danaher Corp.                        3,709,762
       41,972  DexCom, Inc. (a)                     6,584,148
        6,807  Edwards Lifesciences Corp. (a)       1,448,870
       26,192  Hologic, Inc. (a)                    1,342,340
       18,270  IDEXX Laboratories, Inc. (a)         5,153,053
       12,915  Medtronic PLC                        1,316,555
       10,310  ResMed, Inc.                         1,326,897
       12,242  Stryker Corp.                        2,568,127
       11,393  Teleflex, Inc.                       3,870,658
                                              ---------------
                                                   38,740,702
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.6%
        8,916  Anthem, Inc.                         2,626,743
      106,827  Cardinal Health, Inc.                4,885,199
       71,958  Centene Corp. (a)                    3,748,292
       23,950  Cigna Corp.                          4,069,584
       22,362  DaVita, Inc. (a)                     1,338,366
       27,921  HCA Healthcare, Inc.                 3,727,733
       35,989  Henry Schein, Inc. (a)               2,394,708


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       21,827  Laboratory Corp. of America
                  Holdings (a)                $     3,656,459
       37,068  Quest Diagnostics, Inc.              3,783,901
        5,157  UnitedHealth Group, Inc.             1,284,144
       38,584  Universal Health Services,
                  Inc., Class B                     5,820,782
                                              ---------------
                                                   37,335,911
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.5%
       17,162  Cerner Corp.                         1,229,657
       38,796  Veeva Systems, Inc.,
                  Class A (a)                       6,436,257
                                              ---------------
                                                    7,665,914
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.6%
      135,113  Carnival Corp.                       6,381,387
        6,863  Chipotle Mexican Grill,
                  Inc. (a)                          5,459,722
       20,664  Darden Restaurants, Inc.             2,511,916
        9,036  Domino's Pizza, Inc.                 2,209,573
       64,350  Hilton Worldwide Holdings, Inc.      6,212,992
       17,930  Marriott International, Inc.,
                  Class A                           2,493,346
        6,059  McDonald's Corp.                     1,276,752
       88,050  MGM Resorts International            2,643,261
      117,270  Norwegian Cruise Line
                  Holdings Ltd. (a)                 5,797,829
       41,509  Royal Caribbean Cruises Ltd.         4,829,157
       75,027  Starbucks Corp.                      7,104,307
       54,451  Yum China Holdings, Inc.             2,477,521
       22,734  Yum! Brands, Inc.                    2,558,030
                                              ---------------
                                                   51,955,793
                                              ---------------
               HOUSEHOLD DURABLES -- 1.8%
      145,819  D.R. Horton, Inc.                    6,697,467
       47,291  Garmin Ltd.                          3,716,600
      129,783  Lennar Corp., Class A                6,173,777
       42,651  Mohawk Industries, Inc. (a)          5,318,153
        1,123  NVR, Inc. (a)                        3,755,469
                                              ---------------
                                                   25,661,466
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
       17,220  Church & Dwight Co., Inc.            1,299,077
       11,471  Procter & Gamble (The) Co.           1,354,037
                                              ---------------
                                                    2,653,114
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.2%
       75,055  AES Corp.                            1,260,173
       55,562  Vistra Energy Corp.                  1,192,361
                                              ---------------
                                                    2,452,534
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.6%
       14,517  3M Co.                               2,536,410
       14,412  Honeywell International, Inc.        2,485,494
       10,306  Roper Technologies, Inc.             3,747,777
                                              ---------------
                                                    8,769,681
                                              ---------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 5.1%
       45,902  Aflac, Inc.                    $     2,416,281
        1,847  Alleghany Corp. (a)                  1,266,543
       37,111  Allstate (The) Corp.                 3,985,721
       70,828  American International Group,
                  Inc.                              3,965,660
      101,772  Arch Capital Group Ltd. (a)          3,937,559
       43,085  Arthur J. Gallagher & Co.            3,896,177
       17,080  Chubb Ltd.                           2,610,507
       24,262  Cincinnati Financial Corp.           2,604,041
      124,851  Fidelity National Financial,
                  Inc.                              5,353,611
       67,720  Hartford Financial Services
                  Group (The), Inc.                 3,902,704
       78,068  Lincoln National Corp.               5,100,963
       23,006  Loews Corp.                          1,231,741
        1,156  Markel Corp. (a)                     1,287,703
       75,977  MetLife, Inc.                        3,754,783
       65,152  Principal Financial Group, Inc.      3,781,422
       78,688  Progressive (The) Corp.              6,372,154
       37,361  Prudential Financial, Inc.           3,785,043
       24,188  Reinsurance Group of America,
                  Inc.                              3,771,393
       42,184  Torchmark Corp.                      3,852,243
       25,235  Travelers (The) Cos., Inc.           3,699,956
       38,154  W.R. Berkley Corp.                   2,647,506
                                              ---------------
                                                   73,223,711
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.7%
       26,074  Facebook, Inc., Class A (a)          5,064,353
       17,344  IAC/InterActiveCorp (a)              4,146,083
       36,042  Twitter, Inc. (a)                    1,524,937
                                              ---------------
                                                   10,735,373
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.4%
        1,995  Amazon.com, Inc. (a)                 3,724,226
          675  Booking Holdings, Inc. (a)           1,273,462
       95,532  eBay, Inc.                           3,934,963
       28,371  Expedia Group, Inc.                  3,765,967
      507,608  Qurate Retail, Inc.,
                  Series A (a)                      7,177,577
                                              ---------------
                                                   19,876,195
                                              ---------------
               IT SERVICES -- 5.2%
        6,806  Accenture PLC, Class A               1,310,699
       15,696  Akamai Technologies, Inc. (a)        1,383,288
       26,932  Alliance Data Systems Corp.          4,226,169
       15,216 Automatic Data Processing, Inc. 2,533,768 49,254 Broadridge Financial Solutions,
                  Inc.                              6,261,168
       79,371  Cognizant Technology Solutions
                  Corp., Class A                    5,170,227
      114,038  DXC Technology Co.                   6,359,899
       10,255  Fidelity National Information
                  Services, Inc.                    1,366,479
       13,797  Fiserv, Inc. (a)                     1,454,618
       17,913  FleetCor Technologies, Inc. (a)      5,090,337
       23,444  Gartner, Inc. (a)                    3,266,453
       23,566  Global Payments, Inc.                3,957,203


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               IT SERVICES (CONTINUED)
       18,248  International Business Machines
                  Corp.                       $     2,705,084
       19,022  Mastercard, Inc., Class A            5,179,120
       30,573  Paychex, Inc.                        2,539,088
       43,960  PayPal Holdings, Inc. (a)            4,853,184
       34,686  Square, Inc., Class A (a)            2,789,101
       46,125  Twilio, Inc., Class A (a)            6,416,449
       12,029  VeriSign, Inc. (a)                   2,539,202
       28,989  Visa, Inc., Class A                  5,160,042
                                              ---------------
                                                   74,561,578
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.8%
       33,690  Agilent Technologies, Inc.           2,338,423
       13,663  Illumina, Inc. (a)                   4,090,429
       39,084  IQVIA Holdings, Inc. (a)             6,221,000
        5,990  Mettler-Toledo International,
                  Inc. (a)                          4,532,933
       39,168  PerkinElmer, Inc.                    3,373,148
       17,133  Thermo Fisher Scientific, Inc.       4,757,491
                                              ---------------
                                                   25,313,424
                                              ---------------
               MACHINERY -- 3.0%
       27,687  Caterpillar, Inc.                    3,645,547
       36,710  Cummins, Inc.                        6,020,440
       22,774  Deere & Co.                          3,772,513
       12,555  Dover Corp.                          1,215,952
       29,231  IDEX Corp.                           4,917,239
        8,341  Illinois Tool Works, Inc.            1,286,432
        9,934  Ingersoll-Rand PLC                   1,228,439
       87,765  PACCAR, Inc.                         6,155,837
       29,596  Parker-Hannifin Corp.                5,181,668
       30,374  Snap-on, Inc.                        4,635,376
        8,697  Stanley Black & Decker, Inc.         1,283,590
       45,114  Xylem, Inc.                          3,622,203
                                              ---------------
                                                   42,965,236
                                              ---------------
               MEDIA -- 1.9%
      258,287  Altice USA, Inc., Class A (a)        6,666,388
      126,036  CBS Corp., Class B                   6,492,114
        6,365  Charter Communications, Inc.,
                  Class A (a)                       2,452,944
      118,998  Comcast Corp., Class A               5,137,144
      163,888  Discovery, Inc., Class A (a)         4,967,445
       15,352  Omnicom Group, Inc.                  1,231,537
                                              ---------------
                                                   26,947,572
                                              ---------------
               METALS & MINING -- 0.9%
      541,710  Freeport-McMoRan, Inc.               5,991,313
      114,143  Nucor Corp.                          6,207,096
                                              ---------------
                                                   12,198,409
                                              ---------------
               MULTILINE RETAIL -- 1.0%
       18,615  Dollar General Corp.                 2,494,782
      132,270  Kohl's Corp.                         7,124,062
       58,090  Target Corp.                         5,018,976
                                              ---------------
                                                   14,637,820
                                              ---------------
               MULTI-UTILITIES -- 1.2%
       16,748  Ameren Corp.                         1,267,656
       87,872  CenterPoint Energy, Inc.             2,549,167


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES (CONTINUED)
       43,442  CMS Energy Corp.               $     2,529,193
       43,040  Consolidated Edison, Inc.            3,656,678
       29,508  DTE Energy Co.                       3,750,762
        9,150  Sempra Energy                        1,239,185
       30,178  WEC Energy Group, Inc.               2,579,012
                                              ---------------
                                                   17,571,653
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.2%
      173,676  Apache Corp.                         4,241,168
       18,374  Cheniere Energy, Inc. (a)            1,197,066
       50,545  Chevron Corp.                        6,222,595
       60,954  Concho Resources, Inc.               5,953,987
      220,525  Devon Energy Corp.                   5,954,175
       65,660  Exxon Mobil Corp.                    4,882,478
       59,366  Hess Corp.                           3,849,291
      135,898  HollyFrontier Corp.                  6,763,643
      180,729  Kinder Morgan, Inc.                  3,726,632
      442,597  Marathon Oil Corp.                   6,227,340
      112,547  Marathon Petroleum Corp.             6,346,525
      112,310  Noble Energy, Inc.                   2,479,805
       67,232  Phillips 66                          6,895,314
        8,172  Pioneer Natural Resources Co.        1,128,063
       64,075  Targa Resources Corp.                2,493,158
       73,465  Valero Energy Corp.                  6,262,891
                                              ---------------
                                                   74,624,131
                                              ---------------
               PERSONAL PRODUCTS -- 0.3%
       20,604  Estee Lauder (The) Cos., Inc.,
                  Class A                           3,795,051
                                              ---------------
               PHARMACEUTICALS -- 1.2%
      110,949  Bristol-Myers Squibb Co.             4,927,245
       15,006  Merck & Co., Inc.                    1,245,348
      264,255  Mylan N.V. (a)                       5,522,930
       44,333  Zoetis, Inc.                         5,093,418
                                              ---------------
                                                   16,788,941
                                              ---------------
               PROFESSIONAL SERVICES -- 1.1%
       11,348  CoStar Group, Inc. (a)               6,983,559
       51,335  TransUnion                           4,250,025
       34,357  Verisk Analytics, Inc.               5,212,644
                                              ---------------
                                                   16,446,228
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
       73,561  CBRE Group, Inc.,
                  Class A (a)                       3,899,469
                                              ---------------
               ROAD & RAIL -- 1.5%
       48,769  CSX Corp.                            3,433,337
       41,286  J.B. Hunt Transport Services,
                  Inc.                              4,226,448
       30,977  Kansas City Southern                 3,833,094
       25,239  Norfolk Southern Corp.               4,823,678
       16,859  Old Dominion Freight Line, Inc.      2,815,116
       14,879  Union Pacific Corp.                  2,677,476
                                              ---------------
                                                   21,809,149
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.7%
      165,668  Advanced Micro Devices,
                  Inc. (a)                    $     5,044,591
       22,291  Analog Devices, Inc.                 2,618,301
      112,036  Applied Materials, Inc.              5,531,217
        4,374  Broadcom, Inc.                       1,268,416
       13,392  Lam Research Corp.                   2,793,705
       29,015  Microchip Technology, Inc.           2,739,596
      162,975  Micron Technology, Inc. (a)          7,315,948
       81,395  Skyworks Solutions, Inc.             6,941,366
       10,959  Texas Instruments, Inc.              1,369,984
       32,003  Xilinx, Inc.                         3,655,063
                                              ---------------
                                                   39,278,187
                                              ---------------
               SOFTWARE -- 3.4%
       17,076  Adobe, Inc. (a)                      5,103,333
       24,566  ANSYS, Inc. (a)                      4,989,846
       23,166  Autodesk, Inc. (a)                   3,617,834
       71,054  Cadence Design Systems,
                  Inc. (a)                          5,251,601
        9,625  Intuit, Inc.                         2,669,109
       28,169  Microsoft Corp.                      3,838,590
       22,078  Oracle Corp.                         1,242,991
       22,902  ServiceNow, Inc. (a)                 6,352,786
       20,008  Splunk, Inc. (a)                     2,707,282
       43,664  SS&C Technologies Holdings,
                  Inc.                              2,093,689
       48,870  Synopsys, Inc. (a)                   6,487,981
       24,474  Workday, Inc., Class A (a)           4,894,311
                                              ---------------
                                                   49,249,353
                                              ---------------
               SPECIALTY RETAIL -- 3.5%
        8,158  Advance Auto Parts, Inc.             1,228,921
        5,723  AutoZone, Inc. (a)                   6,427,158
       72,157  Best Buy Co., Inc.                   5,522,175
       14,785  Burlington Stores, Inc. (a)          2,672,389
       14,489  CarMax, Inc. (a)                     1,271,555
      349,985  Gap (The), Inc.                      6,824,708
       18,147  Home Depot (The), Inc.               3,877,832
        3,409  O'Reilly Automotive, Inc. (a)        1,298,011
       25,381  Ross Stores, Inc.                    2,691,147
       40,301  Tiffany & Co.                        3,785,070
       47,574  TJX (The) Cos., Inc.                 2,595,637
       57,808  Tractor Supply Co.                   6,290,089
       14,508  Ulta Beauty, Inc. (a)                5,066,919
                                              ---------------
                                                   49,551,611
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.9%
       12,706  Apple, Inc.                          2,706,886
      336,555  Hewlett Packard Enterprise Co.       4,836,295
      121,005  HP, Inc.                             2,545,945
       53,386  Seagate Technology PLC               2,472,306
                                              ---------------
                                                   12,561,432
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.3%
      118,931  Tapestry, Inc.                       3,678,536
       14,401  VF Corp.                             1,258,503
                                              ---------------
                                                    4,937,039
                                              ---------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TOBACCO -- 0.2%
       53,130  Altria Group, Inc.             $     2,500,829
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.7%
      115,786  Fastenal Co.                         3,566,209
       47,416  United Rentals, Inc. (a)             6,000,495
                                              ---------------
                                                    9,566,704
                                              ---------------
               WATER UTILITIES -- 0.2%
       21,687  American Water Works Co., Inc.       2,489,234
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
       50,900  T-Mobile US, Inc. (a)                4,058,257
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                      1,432,628,560
               (Cost $1,305,898,403)          ---------------

               MONEY MARKET FUNDS -- 0.0%
      404,821  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (b)                   404,821
               (Cost $404,821)                ---------------

               TOTAL INVESTMENTS -- 99.9%       1,433,033,381
               (Cost $1,306,303,224) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%               1,645,508
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,434,678,889
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2019.

(c) Aggregate cost for federal income tax purposes is $1,314,025,592. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $167,284,374 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $48,276,585. The net unrealized appreciation was $119,007,789.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $1,432,628,560   $         --   $         --
Money Market
   Funds                     404,821             --             --
                      --------------------------------------------
Total Investments     $1,433,033,381   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


Page 36                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 2.1%
       57,860  Aerojet Rocketdyne Holdings,
                  Inc. (a)                    $     2,471,779
       30,258  Axon Enterprise, Inc. (a)            2,124,717
       12,430  BWX Technologies, Inc.                 670,101
       10,188  Curtiss-Wright Corp.                 1,292,959
        8,005  Hexcel Corp.                           654,489
        8,645  Huntington Ingalls Industries,
                  Inc.                              1,973,653
       46,029  Mercury Systems, Inc. (a)            3,752,284
       13,839  Moog, Inc., Class A                  1,127,325
       23,876  Spirit AeroSystems Holdings,
                  Inc., Class A                     1,834,632
        9,460  Teledyne Technologies, Inc. (a)      2,755,509
                                              ---------------
                                                   18,657,448
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.3%
       44,811  XPO Logistics, Inc. (a)              3,023,846
                                              ---------------
               AIRLINES -- 1.0%
       30,398  Alaska Air Group, Inc.               1,926,017
      140,096  JetBlue Airways Corp. (a)            2,694,046
       53,372  SkyWest, Inc.                        3,240,214
       27,136  Spirit Airlines, Inc. (a)            1,151,381
                                              ---------------
                                                    9,011,658
                                              ---------------
               AUTO COMPONENTS -- 1.0%
       77,130  BorgWarner, Inc.                     2,915,514
        7,433  Dorman Products, Inc. (a)              534,284
      105,261  Gentex Corp.                         2,886,257
      211,636  Goodyear Tire & Rubber (The)
                  Co.                               2,905,762
                                              ---------------
                                                    9,241,817
                                              ---------------
               AUTOMOBILES -- 0.4%
       54,225  Harley-Davidson, Inc.                1,940,170
       33,238  Thor Industries, Inc.                1,980,985
                                              ---------------
                                                    3,921,155
                                              ---------------
               BANKS -- 8.2%
      122,538  Associated Banc-Corp.                2,655,399
       44,599  BancorpSouth Bank                    1,333,064
       86,089  Bank OZK                             2,632,602
       57,580  BankUnited, Inc.                     1,981,328
       25,741  BOK Financial Corp.                  2,154,007
       54,102  Cathay General Bancorp               2,013,676
       49,304  CIT Group, Inc.                      2,492,317
       35,799  Columbia Banking System, Inc.        1,349,980
        9,835  Community Bank System, Inc.            649,012
       13,831  Cullen/Frost Bankers, Inc.           1,313,115
       41,538  East West Bancorp, Inc.              1,994,239
      220,089  F.N.B. Corp.                         2,652,073
        4,314  First Citizens BancShares,
                  Inc., Class A                     2,014,724
       21,032  First Financial Bankshares,
                  Inc.                                688,798
       50,066  First Hawaiian, Inc.                 1,339,766
      173,505  First Horizon National Corp.         2,845,482
       79,121  Fulton Financial Corp.               1,345,057
       15,970  Glacier Bancorp, Inc.                  669,303
       48,497  Hancock Whitney Corp.                2,013,595


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
      100,874  Home BancShares, Inc.          $     1,984,192
       34,154  IBERIABANK Corp.                     2,683,480
       58,079  Investors Bancorp, Inc.                659,777
       78,074  Old National Bancorp                 1,374,883
       66,710  PacWest Bancorp                      2,577,007
       77,188 People's United Financial, Inc. 1,267,427 33,800 Pinnacle Financial Partners,
                  Inc.                              2,053,012
       47,759  Popular, Inc.                        2,749,008
       19,611  Prosperity Bancshares, Inc.          1,360,807
       10,719  Signature Bank                       1,366,244
      121,731  Sterling Bancorp                     2,659,822
       37,004  Synovus Financial Corp.              1,412,443
       47,260  TCF Financial Corp. (a)              1,986,810
       31,655  Texas Capital Bancshares,
                  Inc. (a)                          1,992,049
        9,838  UMB Financial Corp.                    671,542
      117,108  Umpqua Holdings Corp.                2,044,706
       34,923  United Bankshares, Inc.              1,312,756
      180,222  Valley National Bancorp              2,011,278
       43,444  Western Alliance Bancorp (a)         2,147,871
       26,554  Wintrust Financial Corp.             1,899,673
       56,337  Zions Bancorp N.A.                   2,539,109
                                              ---------------
                                                   72,891,433
                                              ---------------
               BIOTECHNOLOGY -- 1.0%
       96,908  ACADIA Pharmaceuticals,
                  Inc. (a)                          2,381,999
       34,327  Blueprint Medicines Corp. (a)        3,437,849
       13,404  Emergent BioSolutions, Inc. (a)        591,652
       20,154  Ionis Pharmaceuticals, Inc. (a)      1,327,342
        7,671  Neurocrine Biosciences,
                  Inc. (a)                            739,408
                                              ---------------
                                                    8,478,250
                                              ---------------
               BUILDING PRODUCTS -- 1.7%
       27,465  A.O. Smith Corp.                     1,248,284
       29,292  Allegion PLC                         3,032,894
       26,650  Armstrong World Industries,
                  Inc.                              2,603,971
       22,673  Fortune Brands Home &
                  Security, Inc.                    1,245,655
       55,637  Owens Corning                        3,226,946
       29,233  Simpson Manufacturing Co.,
                  Inc.                              1,805,430
       27,095  Trex Co., Inc. (a)                   2,215,016
                                              ---------------
                                                   15,378,196
                                              ---------------
               CAPITAL MARKETS -- 2.7%
       45,047  Eaton Vance Corp.                    2,004,592
       14,622  Evercore, Inc., Class A              1,262,902
        9,038  FactSet Research Systems, Inc.       2,506,238
       59,781  Federated Investors, Inc.,
                  Class B                           2,077,390
      126,611  Invesco Ltd.                         2,429,665
       56,495  Lazard Ltd., Class A                 2,186,922
       39,697  LPL Financial Holdings, Inc.         3,329,387
        8,058  MarketAxess Holdings, Inc.           2,715,868
       13,432  Morningstar, Inc.                    2,041,395
       23,087  SEI Investments Co.                  1,375,754
       32,894  Stifel Financial Corp.               1,967,390
                                              ---------------
                                                   23,897,503
                                              ---------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 2.6%
       45,988  Albemarle Corp.                $     3,355,284
        8,098  Ashland Global Holdings, Inc.          643,629
       65,260  Axalta Coating Systems Ltd. (a)      1,933,654
        6,478  Balchem Corp.                          664,902
       67,870  Cabot Corp.                          3,035,146
      158,415  Huntsman Corp.                       3,255,428
       18,472  Ingevity Corp. (a)                   1,820,231
      147,787  Olin Corp.                           2,966,085
        3,190  Quaker Chemical Corp.                  597,774
       21,197  RPM International, Inc.              1,437,793
       17,629  Sensient Technologies Corp.          1,201,769
       33,157  Valvoline, Inc.                        669,440
       17,018  WR Grace & Co.                       1,153,991
                                              ---------------
                                                   22,735,126
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.2%
      423,273  ADT, Inc. (b)                        2,687,784
       36,435  Clean Harbors, Inc. (a)              2,835,007
       21,360  Healthcare Services Group, Inc.        510,718
      129,520  KAR Auction Services, Inc.           3,463,365
        6,146  MSA Safety, Inc.                       647,481
        8,247  Tetra Tech, Inc.                       653,162
                                              ---------------
                                                   10,797,517
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
       62,981  Ciena Corp. (a)                      2,848,001
      123,512  CommScope Holding Co.,
                  Inc. (a)                          1,763,751
        4,927  Ubiquiti Networks, Inc.                634,253
                                              ---------------
                                                    5,246,005
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
       51,329  AECOM (a)                            1,845,278
       22,052  EMCOR Group, Inc.                    1,860,968
       38,447  Fluor Corp.                          1,249,912
       50,270  MasTec, Inc. (a)                     2,579,857
       84,786  Quanta Services, Inc.                3,172,692
        5,107  Valmont Industries, Inc.               702,723
                                              ---------------
                                                   11,411,430
                                              ---------------
               CONSUMER FINANCE -- 1.9%
        5,354  Credit Acceptance Corp. (a)          2,559,373
       25,899  FirstCash, Inc.                      2,606,475
      189,775  Navient Corp.                        2,685,316
       95,772  OneMain Holdings, Inc.               3,969,749
      108,113  Santander Consumer USA
                  Holdings, Inc.                    2,909,321
      266,505  SLM Corp.                            2,427,861
                                              ---------------
                                                   17,158,095
                                              ---------------
               CONTAINERS & PACKAGING -- 1.9%
       20,834  AptarGroup, Inc.                     2,521,331
       36,945  Berry Global Group, Inc. (a)         1,664,372
       10,597  Crown Holdings, Inc. (a)               678,314
      185,294  Graphic Packaging Holding Co.        2,753,469


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CONTAINERS & PACKAGING
                  (CONTINUED)
      112,496  Owens-Illinois, Inc.           $     1,909,057
       33,968  Packaging Corp. of America           3,429,749
       15,136  Sealed Air Corp.                       632,533
       63,491  Silgan Holdings, Inc.                1,908,539
       19,822  Sonoco Products Co.                  1,189,915
                                              ---------------
                                                   16,687,279
                                              ---------------
               DISTRIBUTORS -- 0.5%
       73,013  LKQ Corp. (a)                        1,966,240
       13,564  Pool Corp.                           2,568,615
                                              ---------------
                                                    4,534,855
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.6%
       43,125  Adtalem Global Education,
                  Inc. (a)                          2,042,831
       17,168  Bright Horizons Family
                  Solutions, Inc. (a)               2,610,738
       50,346  Chegg, Inc. (a)                      2,261,542
        4,695  Graham Holdings Co., Class B         3,487,117
       66,308  H&R Block, Inc.                      1,836,069
       41,529  Service Corp. International          1,916,148
                                              ---------------
                                                   14,154,445
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.4%
      101,029  Jefferies Financial Group, Inc.      2,154,949
       23,423  Voya Financial, Inc.                 1,315,670
                                              ---------------
                                                    3,470,619
                                              ---------------
               ELECTRIC UTILITIES -- 0.7%
       23,348  ALLETE, Inc.                         2,030,109
       14,868  Hawaiian Electric Industries,
                  Inc.                                666,086
       12,721  PNM Resources, Inc.                    631,852
       47,821  Portland General Electric Co.        2,622,982
                                              ---------------
                                                    5,951,029
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.3%
       14,090  Acuity Brands, Inc.                  1,891,160
       28,360  EnerSys                              1,931,600
       46,649  Generac Holdings, Inc. (a)           3,372,723
        9,933  Hubbell, Inc.                        1,290,098
       39,628  Regal Beloit Corp.                   3,155,181
                                              ---------------
                                                   11,640,762
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.5%
       45,432  Arrow Electronics, Inc. (a)          3,298,818
       71,525  Avnet, Inc.                          3,248,665
      195,062  AVX Corp.                            2,970,794
       18,994  Coherent, Inc. (a)                   2,637,317
       10,028  Dolby Laboratories, Inc.,
                  Class A                             682,907
       23,942  FLIR Systems, Inc.                   1,188,960
        8,397  IPG Photonics Corp. (a)              1,100,091
       40,989  Jabil, Inc.                          1,265,740
       32,904  SYNNEX Corp.                         3,242,360
       24,765  Tech Data Corp. (a)                  2,509,685
                                              ---------------
                                                   22,145,337
                                              ---------------


Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  -- 0.3%
       38,381  Helmerich & Payne, Inc.        $     1,906,768
       56,262  Patterson-UTI Energy, Inc.             654,327
                                              ---------------
                                                    2,561,095
                                              ---------------
               ENTERTAINMENT -- 0.5%
       53,817  Cinemark Holdings, Inc.              2,148,375
      422,579  Zynga, Inc., Class A (a)             2,696,054
                                              ---------------
                                                    4,844,429
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.1%
       53,277  American Homes 4 Rent,
                  Class A                           1,289,836
       39,953  Americold Realty Trust               1,339,624
      204,162  Apple Hospitality REIT, Inc.         3,207,385
      144,880  Brixmor Property Group, Inc.         2,749,822
       31,225  Columbia Property Trust, Inc.          684,764
        5,624  CoreSite Realty Corp.                  589,451
        5,584  EastGroup Properties, Inc.             672,760
        8,683  EPR Properties                         646,276
       99,570  Equity Commonwealth                  3,343,561
       17,629  First Industrial Realty Trust,
                  Inc.                                673,252
       16,616  Gaming and Leisure Properties,
                  Inc.                                626,589
       92,471  GEO Group (The), Inc.                1,646,909
      129,520  Hospitality Properties Trust         3,200,439
        8,022  Lamar Advertising Co., Class A         649,140
       19,338  Macerich (The) Co.                     639,121
       25,110  Outfront Media, Inc.                   682,490
       92,449  Paramount Group, Inc.                1,278,570
      117,488  Park Hotels & Resorts, Inc.          3,102,858
        7,687  PS Business Parks, Inc.              1,345,225
       21,374  Rayonier, Inc.                         620,701
       32,085  Rexford Industrial Realty, Inc.      1,328,319
      182,525  RLJ Lodging Trust                    3,154,032
       15,972  Ryman Hospitality Properties,
                  Inc.                              1,197,900
       32,892  Sabra Health Care REIT, Inc.           678,891
      313,231  Senior Housing Properties Trust      2,568,494
        8,057  SL Green Realty Corp.                  653,262
       19,511  STORE Capital Corp.                    667,471
      236,179  Sunstone Hotel Investors, Inc.       3,119,925
      143,752  VEREIT, Inc.                         1,311,018
       58,768  VICI Properties, Inc.                1,254,109
                                              ---------------
                                                   44,922,194
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.8%
       49,062  BJ's Wholesale Club Holdings,
                  Inc. (a)                          1,155,901
        4,154  Casey's General Stores, Inc.           672,574
       16,177  Performance Food Group Co. (a)         709,361
      137,132  Sprouts Farmers Market,
                  Inc. (a)                          2,321,645
       54,329  US Foods Holding Corp. (a)           1,921,617
                                              ---------------
                                                    6,781,098
                                              ---------------
               FOOD PRODUCTS -- 1.0%
       34,875  Bunge Ltd.                           2,037,746
       65,121  Darling Ingredients, Inc. (a)        1,323,910


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
       27,827  Flowers Foods, Inc.            $       659,500
       31,401  Ingredion, Inc.                      2,426,983
        4,023  J&J Snack Foods Corp.                  747,634
       25,509  Pilgrim's Pride Corp. (a)              690,274
        6,227  Post Holdings, Inc. (a)                667,659
                                              ---------------
                                                    8,553,706
                                              ---------------
               GAS UTILITIES -- 0.6%
       13,013  New Jersey Resources Corp.             648,958
        7,173  ONE Gas, Inc.                          654,034
       21,680  Southwest Gas Holdings, Inc.         1,927,569
       23,151  Spire, Inc.                          1,907,874
                                              ---------------
                                                    5,138,435
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.3%
        8,029  Cantel Medical Corp.                   740,916
       21,525  Haemonetics Corp. (a)                2,627,772
        6,192  Hill-Rom Holdings, Inc.                660,315
       27,122  Insulet Corp. (a)                    3,334,379
       15,432  Integer Holdings Corp. (a)           1,350,763
       11,594  Integra LifeSciences Holdings
                  Corp. (a)                           734,944
       13,057  Masimo Corp. (a)                     2,061,047
       10,872  Merit Medical Systems, Inc. (a)        429,009
       51,208  Novocure Ltd. (a)                    4,261,530
       12,142  Penumbra, Inc. (a)                   2,034,999
       15,524  West Pharmaceutical Services,
                  Inc.                              2,130,979
                                              ---------------
                                                   20,366,653
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.1%
       10,668  Amedisys, Inc. (a)                   1,471,011
       23,874  AMN Healthcare Services,
                  Inc. (a)                          1,274,394
        5,385  Chemed Corp.                         2,183,025
       10,222  Encompass Health Corp.                 652,572
       21,664  LHC Group, Inc. (a)                  2,742,229
       13,575  Molina Healthcare, Inc. (a)          1,802,489
                                              ---------------
                                                   10,125,720
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.3%
       39,004  Teladoc Health, Inc. (a) (b)         2,661,633
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.2%
       53,878  Aramark                              1,949,845
       48,079  Boyd Gaming Corp.                    1,273,613
       14,884  Choice Hotels International,
                  Inc.                              1,277,196
       16,886  Churchill Downs, Inc.                2,020,410
        7,585  Cracker Barrel Old Country
                  Store, Inc.                       1,317,590
       32,518  Dunkin' Brands Group, Inc.           2,606,643
       56,229  Eldorado Resorts, Inc. (a)           2,537,052
       81,408  Hilton Grand Vacations,
                  Inc. (a)                          2,662,042
       25,522  Hyatt Hotels Corp., Class A          1,974,127
      134,495  Penn National Gaming, Inc. (a)       2,625,342
       35,758  Planet Fitness, Inc.,
                  Class A (a)                       2,812,724
      132,299  Wendy's (The) Co.                    2,406,519


                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       46,473  Wyndham Hotels & Resorts,
                  Inc.                        $     2,628,048
                                              ---------------
                                                   28,091,151
                                              ---------------
               HOUSEHOLD DURABLES -- 1.5%
        9,919  Helen of Troy Ltd. (a)               1,470,789
       33,755  Leggett & Platt, Inc.                1,349,187
      102,405  PulteGroup, Inc.                     3,226,782
       35,747  Roku, Inc. (a)                       3,693,738
       88,423  Toll Brothers, Inc.                  3,180,575
                                              ---------------
                                                   12,921,071
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.1%
        9,226  Carlisle Cos., Inc.                  1,330,481
                                              ---------------
               INSURANCE -- 4.9%
       95,377  American Equity Investment
                  Life Holding Co.                  2,460,727
       12,639  American Financial Group, Inc.       1,293,981
       27,804  American National Insurance
                  Co.                               3,364,840
        6,087  Assurant, Inc.                         690,022
       61,562  Assured Guaranty Ltd.                2,689,644
       75,199  Athene Holding Ltd.,
                  Class A (a)                       3,072,631
       10,855  Axis Capital Holdings Ltd.             691,138
       17,653  Brighthouse Financial, Inc. (a)        691,468
       57,996  Brown & Brown, Inc.                  2,083,796
       11,147  Enstar Group Ltd. (a)                1,974,691
       12,734  Erie Indemnity Co., Class A          2,836,753
       48,238  First American Financial Corp.       2,789,121
        5,047  Hanover Insurance Group (The),
                  Inc.                                654,646
       37,524  Kemper Corp.                         3,302,862
       10,361  Mercury General Corp.                  587,572
      112,919  National General Holdings Corp.      2,792,487
      144,682  Old Republic International Corp.     3,300,196
       16,195  Primerica, Inc.                      1,986,965
        3,639  RenaissanceRe Holdings Ltd.            659,205
        8,648  Selective Insurance Group, Inc.        650,330
       57,908  Unum Group                           1,850,161
        2,536  White Mountains Insurance
                  Group Ltd.                        2,728,736
                                              ---------------
                                                   43,151,972
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.1%
       48,134  Match Group, Inc.                    3,624,009
      226,437  Snap, Inc., Class A (a)              3,804,141
       41,879  Zillow Group, Inc., Class C (a)      2,092,275
                                              ---------------
                                                    9,520,425
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
       31,655  Etsy, Inc. (a)                       2,121,518
        8,302  GrubHub, Inc. (a)                      561,464
       22,180  Wayfair, Inc., Class A (a)           2,909,129
                                              ---------------
                                                    5,592,111
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               IT SERVICES -- 3.1%
       21,532  Black Knight, Inc. (a)         $     1,363,406
       48,903  Booz Allen Hamilton Holding
                  Corp.                             3,362,081
        6,330  CACI International, Inc.,
                  Class A (a)                       1,361,900
       15,481  CoreLogic, Inc. (a)                    705,469
       14,964  EPAM Systems, Inc. (a)               2,899,874
       19,245  Euronet Worldwide, Inc. (a)          3,000,488
       17,002  Genpact Ltd.                           674,639
       16,220  Leidos Holdings, Inc.                1,331,662
       17,857  MAXIMUS, Inc.                        1,312,668
       17,033  MongoDB, Inc. (a)                    2,439,466
       26,218  Okta, Inc. (a)                       3,430,101
       55,326  Perspecta, Inc.                      1,290,756
       29,171  Sabre Corp.                            685,810
       65,121  Western Union (The) Co.              1,367,541
        9,335  WEX, Inc. (a)                        2,035,684
                                              ---------------
                                                   27,261,545
                                              ---------------
               LEISURE PRODUCTS -- 0.3%
       28,225  Brunswick Corp.                      1,387,541
       14,197  Polaris Industries, Inc.             1,344,030
                                              ---------------
                                                    2,731,571
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.3%
        4,145  Bio-Rad Laboratories, Inc.,
                  Class A (a)                       1,305,261
        9,317  Bio-Techne Corp.                     1,957,968
       64,826  Bruker Corp.                         3,101,924
       13,691  Charles River Laboratories
                  International, Inc. (a)           1,841,987
        6,530  PRA Health Sciences, Inc. (a)          652,412
       50,701  Syneos Health, Inc. (a)              2,590,314
                                              ---------------
                                                   11,449,866
                                              ---------------
               MACHINERY -- 4.3%
       25,044  AGCO Corp.                           1,928,388
       41,916  Allison Transmission Holdings,
                  Inc.                              1,926,040
       45,979  Barnes Group, Inc.                   2,392,747
       46,207  Colfax Corp. (a)                     1,279,010
       31,046  Crane Co.                            2,598,550
       25,468  Donaldson Co., Inc.                  1,272,127
       18,716  Gardner Denver Holdings,
                  Inc. (a)                            617,066
       12,905  Graco, Inc.                            620,472
       49,099  Hillenbrand, Inc.                    1,654,145
       19,780  ITT, Inc.                            1,234,668
       87,536  Kennametal, Inc.                     3,026,995
        7,867  Lincoln Electric Holdings, Inc.        664,919
        4,772  Middleby (The) Corp. (a)               641,261
       75,194  Navistar International
                  Corp. (a)                         2,349,061
        4,583  Nordson Corp.                          649,228
       38,782  Oshkosh Corp.                        3,241,012
        5,582  Proto Labs, Inc. (a)                   581,086
       11,646  RBC Bearings, Inc. (a)               1,894,688
       63,072  Timken (The) Co.                     2,883,021
        9,680  Toro (The) Co.                         704,898


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
      124,842  Trinity Industries, Inc.       $     2,446,903
       28,613  Woodward, Inc.                       3,205,800
                                              ---------------
                                                   37,812,085
                                              ---------------
               MARINE -- 0.1%
        8,198  Kirby Corp. (a)                        642,395
                                              ---------------
               MEDIA -- 1.6%
       11,884  AMC Networks, Inc.,
                  Class A (a)                         634,368
        2,210  Cable One, Inc.                      2,689,128
       67,438  DISH Network Corp.,
                  Class A (a)                       2,283,451
       57,334  Interpublic Group of Cos.
                  (The), Inc.                       1,314,095
      150,695  Liberty Latin America Ltd.,
                  Class C (a)                       2,471,398
       39,707  New York Times (The) Co.,
                  Class A                           1,416,746
       96,013  News Corp., Class A                  1,263,531
       19,234  Nexstar Media Group, Inc.,
                  Class A                           1,957,444
                                              ---------------
                                                   14,030,161
                                              ---------------
               METALS & MINING -- 2.1%
      110,652  Alcoa Corp. (a)                      2,488,563
      102,793  Allegheny Technologies,
                  Inc. (a)                          2,237,804
      242,775  Cleveland-Cliffs, Inc. (b)           2,587,982
       34,220  Reliance Steel & Aluminum Co.        3,420,289
       12,636  Royal Gold, Inc.                     1,446,190
      107,220  Steel Dynamics, Inc.                 3,378,502
      211,496  United States Steel Corp.            3,178,785
                                              ---------------
                                                   18,738,115
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.9%
       36,404  Blackstone Mortgage Trust,
                  Inc., Class A                     1,293,070
       68,640  Chimera Investment Corp.             1,323,379
      360,785  MFA Financial, Inc.                  2,590,437
      126,239  New Residential Investment
                  Corp.                             1,980,690
       28,505  Starwood Property Trust, Inc.          662,171
                                              ---------------
                                                    7,849,747
                                              ---------------
               MULTILINE RETAIL -- 0.8%
      150,886  Macy's, Inc.                         3,429,639
       60,980  Nordstrom, Inc.                      2,019,048
       22,302  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                          1,888,756
                                              ---------------
                                                    7,337,443
                                              ---------------
               MULTI-UTILITIES -- 0.7%
       58,079  Avista Corp.                         2,673,376
       16,570  Black Hills Corp.                    1,311,516
       35,905  NorthWestern Corp.                   2,510,478
                                              ---------------
                                                    6,495,370
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.4%
      585,539  Antero Resources Corp. (a)     $     2,699,335
    1,660,525  Chesapeake Energy Corp. (a) (b)      3,005,550
       54,575  Cimarex Energy Co.                   2,765,315
       64,774  CVR Energy, Inc.                     3,437,556
       79,909  Delek US Holdings, Inc.              3,442,480
      163,847  EQT Corp.                            2,475,728
      131,361  Murphy Oil Corp.                     3,157,918
       34,067  Parsley Energy, Inc.,
                  Class A (a)                         565,172
      103,452  PBF Energy, Inc., Class A            2,889,414
      134,358  Peabody Energy Corp.                 2,829,580
      173,344  Whiting Petroleum Corp. (a) (b)      3,064,722
                                              ---------------
                                                   30,332,770
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.7%
       72,717  Domtar Corp.                         3,086,837
      123,495  Louisiana-Pacific Corp.              3,228,159
                                              ---------------
                                                    6,314,996
                                              ---------------
               PERSONAL PRODUCTS -- 0.2%
       48,330  Coty, Inc., Class A                    527,280
       26,263  Nu Skin Enterprises, Inc.,
                  Class A                           1,049,995
                                              ---------------
                                                    1,577,275
                                              ---------------
               PHARMACEUTICALS -- 0.4%
       53,832  Horizon Therapeutics PLC (a)         1,339,878
        4,542  Jazz Pharmaceuticals PLC (a)           633,064
       18,200  Nektar Therapeutics (a)                517,972
       27,199  Perrigo Co., PLC                     1,469,018
                                              ---------------
                                                    3,959,932
                                              ---------------
               PROFESSIONAL SERVICES -- 1.8%
       32,060  ASGN, Inc. (a)                       2,021,383
       11,061  Exponent, Inc.                         760,997
       38,622  FTI Consulting, Inc. (a)             4,034,068
       21,209  Insperity, Inc.                      2,255,577
       26,813  ManpowerGroup, Inc.                  2,449,367
       22,721  Robert Half International, Inc.      1,372,576
       47,759  TriNet Group, Inc. (a)               3,512,197
                                              ---------------
                                                   16,406,165
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
       18,414  Jones Lang LaSalle, Inc.             2,682,736
                                              ---------------
               ROAD & RAIL -- 1.4%
        6,843  AMERCO                               2,648,241
       12,952  Genesee & Wyoming, Inc.,
                  Class A (a)                       1,422,259
       98,601  Knight-Swift Transportation
                  Holdings, Inc.                    3,533,860
       17,990  Landstar System, Inc.                2,001,747
       55,539  Ryder System, Inc.                   2,958,007
                                              ---------------
                                                   12,564,114
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.0%
       11,767  Cabot Microelectronics Corp.         1,431,456
       23,053  Cree, Inc. (a)                       1,433,436
       52,058  Entegris, Inc.                       2,265,044


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       33,257  MKS Instruments, Inc.          $     2,831,168
        4,768  Monolithic Power Systems, Inc.         706,427
       64,089  ON Semiconductor Corp. (a)           1,378,554
       29,166  Qorvo, Inc. (a)                      2,137,576
       18,790  Silicon Laboratories, Inc. (a)       2,108,426
       27,036  Teradyne, Inc.                       1,506,716
       10,330  Universal Display Corp.              2,180,456
                                              ---------------
                                                   17,979,259
                                              ---------------
               SOFTWARE -- 6.4%
       12,103  Alarm.com Holdings, Inc. (a)           604,061
       29,673  Alteryx, Inc., Class A (a)           3,487,764
       20,844  Aspen Technology, Inc. (a)           2,748,698
       44,846  Avalara, Inc. (a)                    3,654,052
        7,753  Blackbaud, Inc.                        705,523
       48,408  Blackline, Inc. (a)                  2,158,997
       12,900  Ceridian HCM Holding, Inc. (a)         687,699
       11,179  Cornerstone OnDemand, Inc. (a)         661,797
       25,573  Coupa Software, Inc. (a)             3,470,512
       13,029  DocuSign, Inc. (a)                     673,860
       51,703  Dropbox, Inc., Class A (a)           1,218,123
       10,309  Fair Isaac Corp. (a)                 3,581,553
       25,254  Five9, Inc. (a)                      1,246,790
       19,166  Guidewire Software, Inc. (a)         1,956,465
       11,393  HubSpot, Inc. (a)                    2,036,157
       14,572  j2 Global, Inc.                      1,298,219
       37,364  Manhattan Associates, Inc. (a)       3,175,566
       14,283  Paycom Software, Inc. (a)            3,438,632
       27,609  Paylocity Holding Corp. (a)          2,818,603
       10,773  Proofpoint, Inc. (a)                 1,359,553
        7,438  Qualys, Inc. (a)                       643,833
       11,006  RealPage, Inc. (a)                     687,655
       22,540  RingCentral, Inc., Class A (a)       3,200,229
       14,215  Trade Desk (The), Inc.,
                  Class A (a)                       3,742,952
        2,997  Tyler Technologies, Inc. (a)           699,350
       12,044  Verint Systems, Inc. (a)               696,986
       29,094  Zendesk, Inc. (a)                    2,431,095
       42,251  Zscaler, Inc. (a)                    3,560,492
                                              ---------------
                                                   56,645,216
                                              ---------------
               SPECIALTY RETAIL -- 3.5%
       31,635  Aaron's, Inc.                        1,994,587
      191,601  American Eagle Outfitters, Inc.      3,389,422
       77,206  AutoNation, Inc. (a)                 3,758,388
       93,504  Dick's Sporting Goods, Inc.          3,475,544
       10,794  Five Below, Inc. (a)                 1,267,863
       46,365  Floor & Decor Holdings, Inc.,
                  Class A (a)                       1,815,190
       77,244  Foot Locker, Inc.                    3,171,638
       49,627  L Brands, Inc.                       1,287,821
       68,454  Penske Automotive Group, Inc.        3,146,830
       11,205  RH (a)                               1,561,977
      142,332  Urban Outfitters, Inc. (a)           3,388,925
       39,852  Williams-Sonoma, Inc.                2,657,331
                                              ---------------
                                                   30,915,516
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.4%
       25,498  Dell Technologies, Inc.,
                  Class C (a)                 $     1,472,255
       73,155  Xerox Corp.                          2,348,275
                                              ---------------
                                                    3,820,530
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.9%
       19,920  Carter's, Inc.                       1,852,959
       12,931  Columbia Sportswear Co.              1,370,427
       18,403  Deckers Outdoor Corp. (a)            2,876,021
       75,216  Hanesbrands, Inc.                    1,210,226
       34,213  PVH Corp.                            3,042,220
       17,106  Ralph Lauren Corp.                   1,782,958
       82,261  Skechers U.S.A., Inc.,
                  Class A (a)                       3,120,982
       38,151  Steven Madden Ltd.                   1,316,591
                                              ---------------
                                                   16,572,384
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
       68,910  Essent Group Ltd. (a)                3,180,886
        7,711  LendingTree, Inc. (a)                2,487,106
      246,426  MGIC Investment Corp. (a)            3,166,574
      194,673  New York Community Bancorp,
                  Inc.                              2,244,580
      141,708  Radian Group, Inc.                   3,230,942
                                              ---------------
                                                   14,310,088
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.4%
       78,328  Air Lease Corp.                      3,273,327
       32,669  GATX Corp.                           2,510,939
       32,153  HD Supply Holdings, Inc. (a)         1,302,518
       34,885  MSC Industrial Direct Co.,
                  Inc.,  Class A                    2,478,579
       59,306  Triton International Ltd.            1,961,843
        3,958  Watsco, Inc.                           643,650
                                              ---------------
                                                   12,170,856
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.3%
       63,895  Macquarie Infrastructure Corp.       2,647,809
                                              ---------------
               WATER UTILITIES -- 0.1%
       31,310  Aqua America, Inc.                   1,313,455
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
      106,515  Telephone & Data Systems, Inc.       3,444,695
       14,498  United States Cellular
                  Corp. (a)                           694,309
                                              ---------------
                                                    4,139,004
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        885,696,382
               (Cost $822,468,547)            ---------------

               MONEY MARKET FUNDS -- 0.4%
    1,174,355  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)                     1,174,355


Page 42                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS (CONTINUED)
    1,797,731  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (c)           $     1,797,731
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                           2,972,086
               (Cost $2,972,086)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.1%
$   9,613,645  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $9,614,321.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $9,809,304. (d)                9,613,645
               (Cost $9,613,645)              ---------------

               TOTAL INVESTMENTS -- 101.3%        898,282,113
               (Cost $835,054,278) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (1.3)%           (11,105,736)
                                              ---------------
               NET ASSETS -- 100.0%           $   887,176,377
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $10,288,809 and the total value of the collateral held by the Fund is $10,788,000.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $839,328,028. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $103,190,251 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $44,236,166. The net unrealized appreciation was $58,954,085.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  885,696,382   $         --   $         --
Money Market
   Funds                   2,972,086             --             --
Repurchase
   Agreements                     --      9,613,645             --
                      --------------------------------------------
Total Investments     $  888,668,468   $  9,613,645   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 43

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JULY 31, 2019

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    10,288,809
Non-cash Collateral(2)                            (10,288,809)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     9,613,645
Non-cash Collateral(4)                             (9,613,645)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 44                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.5%
       17,661  Cubic Corp.                    $     1,169,158
       66,337  Kratos Defense & Security
                  Solutions, Inc. (a)               1,635,207
                                              ---------------
                                                    2,804,365
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.8%
       31,115  Air Transport Services Group,
                  Inc. (a)                            725,291
       42,519  Atlas Air Worldwide Holdings,
                  Inc. (a)                          1,940,992
       12,835  Forward Air Corp.                      808,605
       36,171  Hub Group, Inc., Class A (a)         1,640,355
                                              ---------------
                                                    5,115,243
                                              ---------------
               AIRLINES -- 0.6%
       10,582  Allegiant Travel Co.                 1,585,713
       69,196  Hawaiian Holdings, Inc.              1,798,404
                                              ---------------
                                                    3,384,117
                                              ---------------
               AUTO COMPONENTS -- 2.2%
      119,000  American Axle & Manufacturing
                  Holdings, Inc. (a)                1,436,330
       48,128  Cooper Tire & Rubber Co.             1,295,606
       41,424  Cooper-Standard Holdings,
                  Inc. (a)                          2,049,660
       95,188  Dana, Inc.                           1,590,592
       23,004  Fox Factory Holding Corp. (a)        1,842,160
        9,075  Gentherm, Inc. (a)                     371,258
       12,654  LCI Industries                       1,159,486
       16,745  Standard Motor Products, Inc.          770,437
      136,920  Tenneco, Inc., Class A               1,237,757
       19,441  Visteon Corp. (a)                    1,280,773
                                              ---------------
                                                   13,034,059
                                              ---------------
               AUTOMOBILES -- 0.3%
       49,108  Winnebago Industries, Inc.           1,979,052
                                              ---------------
               BANKS -- 7.0%
       24,544  1st Source Corp.                     1,152,341
       29,059  Ameris Bancorp                       1,155,676
       21,489  Atlantic Union Bankshares Corp.        817,227
       20,460  BancFirst Corp.                      1,193,636
       24,187  Berkshire Hills Bancorp, Inc.          793,334
       94,352  Boston Private Financial
                  Holdings, Inc.                    1,088,822
       49,364  Brookline Bancorp, Inc.                732,068
       36,501  Cadence BanCorp                        625,627
       16,483  CenterState Bank Corp.                 400,867
        4,978  City Holding Co.                       385,546
       14,026  Eagle Bancorp, Inc.                    565,388
       20,744  FB Financial Corp.                     788,480
       20,846  First Bancorp                          770,051
      103,155  First BanCorp                        1,109,948
       28,748  First Busey Corp.                      777,059
       84,545  First Commonwealth Financial
                  Corp.                             1,164,185
       19,168  First Interstate BancSystem,
                  Inc., Class A                       767,295
       20,032  First Merchants Corp.                  789,461


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       55,634  First Midwest Bancorp, Inc.    $     1,203,363
       42,510  Great Western Bancorp, Inc.          1,437,688
       25,460  Heartland Financial USA, Inc.        1,224,371
       12,851  Heritage Financial Corp.               366,511
       35,694  Hilltop Holdings, Inc.                 809,540
      110,192  Hope Bancorp, Inc.                   1,625,332
        4,985  Independent Bank Corp.                 387,634
       13,814  Independent Bank Group, Inc.           784,773
       40,267  International Bancshares Corp.       1,515,247
       16,212  Lakeland Financial Corp.               745,590
       31,373  National Bank Holdings Corp.,
                  Class A                           1,138,213
       20,240  NBT Bancorp, Inc.                      783,288
       31,940  OFG Bancorp                            722,802
       36,879  Pacific Premier Bancorp, Inc.        1,166,483
        3,819  Park National Corp.                    361,239
       31,687  Renasant Corp.                       1,137,246
       20,257  S&T Bancorp, Inc.                      771,184
       32,650  Sandy Spring Bancorp, Inc.           1,189,766
       11,080  ServisFirst Bancshares, Inc.           377,385
       65,281  Simmons First National Corp.,
                  Class A                           1,680,986
       15,459  South State Corp.                    1,237,802
       11,723  Southside Bancshares, Inc.             405,850
        9,304  Tompkins Financial Corp.               762,649
       41,746  TowneBank                            1,174,732
       20,085  TriCo Bancshares                       758,209
       22,834  Trustmark Corp.                        811,520
       26,583  United Community Banks, Inc.           762,932
       14,628  Veritex Holdings, Inc.                 374,331
       29,542  WesBanco, Inc.                       1,080,646
        6,161  Westamerica Bancorporation             394,920
                                              ---------------
                                                   42,269,243
                                              ---------------
               BEVERAGES -- 0.7%
        5,024  Boston Beer (The) Co., Inc.,
                  Class A (a)                       1,971,016
        6,342  Coca-Cola Consolidated, Inc.         1,861,567
        5,725  MGP Ingredients, Inc.                  286,193
                                              ---------------
                                                    4,118,776
                                              ---------------
               BIOTECHNOLOGY -- 3.9%
       30,417  Amicus Therapeutics, Inc. (a)          377,171
       32,373 Arena Pharmaceuticals, Inc. (a) 2,029,140 71,625 Arrowhead Pharmaceuticals,
                  Inc. (a)                          2,081,422
       52,739  CareDx, Inc. (a)                     1,728,257
       85,885  Coherus Biosciences, Inc. (a)        1,444,586
        8,060  CRISPR Therapeutics AG (a) (b)         408,561
       36,571  Denali Therapeutics, Inc. (a)          780,791
       15,344  Editas Medicine, Inc. (a)              387,436
        4,499  Enanta Pharmaceuticals,
                  Inc. (a)                            337,515
       93,500  Fate Therapeutics, Inc. (a)          2,061,675
       22,096  Halozyme Therapeutics, Inc. (a)        375,411
       64,615  Invitae Corp. (a)                    1,737,497
       20,818  Medicines (The) Co. (a)                746,117
       11,056  Mirati Therapeutics, Inc. (a)        1,169,725
       13,665  Myriad Genetics, Inc. (a)              398,198
       13,992  Portola Pharmaceuticals,
                  Inc. (a)                            373,307


                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
       25,307  PTC Therapeutics, Inc. (a)     $     1,219,038
       22,083  Repligen Corp. (a)                   2,084,414
       35,247  Sangamo Therapeutics, Inc. (a)         423,316
       11,957  Ultragenyx Pharmaceutical,
                  Inc. (a)                            720,529
       14,572  uniQure N.V. (a)                       854,648
       37,098  Xencor, Inc. (a)                     1,633,054
                                              ---------------
                                                   23,371,808
                                              ---------------
               BUILDING PRODUCTS -- 2.5%
       30,260  AAON, Inc.                           1,537,208
       46,308  Advanced Drainage Systems,
                  Inc.                              1,524,923
       17,944  American Woodmark Corp. (a)          1,522,548
       17,477  Apogee Enterprises, Inc.               708,867
       90,062  Builders FirstSource, Inc. (a)       1,547,265
       28,574  Continental Building Products,
                  Inc. (a)                            702,349
      260,452  Cornerstone Building Brands,
                  Inc. (a)                          1,515,831
       18,812  Gibraltar Industries, Inc. (a)         779,569
       53,642  JELD-WEN Holding, Inc. (a)           1,175,296
       30,869  Patrick Industries, Inc. (a)         1,415,961
       68,112  PGT Innovations, Inc. (a)            1,097,965
       39,895  Universal Forest Products, Inc.      1,612,955
                                              ---------------
                                                   15,140,737
                                              ---------------
               CAPITAL MARKETS -- 1.7%
       13,794  Artisan Partners Asset
                  Management, Inc., Class A           408,165
      217,749  BGC Partners, Inc., Class A          1,199,797
       12,499  Blucora, Inc. (a)                      374,220
       22,139  Cohen & Steers, Inc.                 1,159,419
       19,959  Hamilton Lane, Inc., Class A         1,171,593
       17,050  Houlihan Lokey, Inc.                   784,300
        9,916  Legg Mason, Inc.                       373,437
       21,723  Moelis & Co., Class A                  791,586
       15,333  Piper Jaffray Cos.                   1,185,241
       74,726  TCG BDC, Inc.                        1,129,857
      113,860  Waddell & Reed Financial, Inc.,
                  Class A                           1,992,550
                                              ---------------
                                                   10,570,165
                                              ---------------
               CHEMICALS -- 2.2%
       77,694  AdvanSix, Inc. (a)                   1,992,074
       10,580  Chase Corp.                          1,095,876
       24,026  Ferro Corp. (a)                        353,903
       16,767  GCP Applied Technologies,
                  Inc. (a)                            369,377
       24,544  H.B. Fuller Co.                      1,173,449
        8,321  Innospec, Inc.                         777,015
       99,115  Kronos Worldwide, Inc.               1,329,132
       35,471  Minerals Technologies, Inc.          1,888,831
       24,187  PolyOne Corp.                          792,608
       47,900  PQ Group Holdings, Inc. (a)            746,761
       12,390  Stepan Co.                           1,228,469
       44,829  Trinseo S.A.                         1,739,813
                                              ---------------
                                                   13,487,308
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 3.6%
       18,981  ABM Industries, Inc.           $       798,910
      241,175  ACCO Brands Corp.                    2,358,691
       23,091  Brady Corp., Class A                 1,194,497
       20,289  BrightView Holdings, Inc. (a)          400,911
       38,316  Casella Waste Systems, Inc.,
                  Class A (a)                       1,670,578
        4,177  Cimpress N.V. (a)                      402,872
       63,586  Covanta Holding Corp.                1,094,951
       37,344  Deluxe Corp.                         1,666,289
       25,477  Herman Miller, Inc.                  1,155,127
       32,188  HNI Corp.                            1,102,117
       49,525  Interface, Inc.                        686,417
       49,558  Knoll, Inc.                          1,201,782
       43,571  Matthews International Corp.,
                  Class A                           1,487,950
       18,324  McGrath RentCorp                     1,248,048
      177,387  Pitney Bowes, Inc.                     718,417
       88,798  Steelcase, Inc., Class A             1,501,574
        8,053  UniFirst Corp.                       1,585,394
       12,752  US Ecology, Inc.                       811,410
        5,731  Viad Corp.                             396,241
                                              ---------------
                                                   21,482,176
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
       34,260  EchoStar Corp., Class A (a)          1,559,515
        5,895  InterDigital, Inc.                     379,815
       15,010  NETGEAR, Inc. (a)                      508,089
       14,951  NetScout Systems, Inc. (a)             389,324
      142,818  Viavi Solutions, Inc. (a)            2,095,140
                                              ---------------
                                                    4,931,883
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.0%
       29,779  Comfort Systems USA, Inc.            1,250,718
       19,345  Dycom Industries, Inc. (a)           1,067,070
        7,879  Granite Construction, Inc.             279,705
       72,549  Primoris Services Corp.              1,520,627
      126,200  WillScot Corp. (a)                   2,009,104
                                              ---------------
                                                    6,127,224
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.1%
       39,440  Summit Materials, Inc.,
                  Class A (a)                         727,274
                                              ---------------
               CONSUMER FINANCE -- 0.7%
       56,040  Encore Capital Group, Inc. (a)       2,016,319
       19,230  Nelnet, Inc., Class A                1,203,029
       26,981  PRA Group, Inc. (a)                    839,919
        2,313  World Acceptance Corp. (a)             293,126
                                              ---------------
                                                    4,352,393
                                              ---------------
               CONTAINERS & PACKAGING -- 0.3%
       46,650  Greif, Inc., Class A                 1,630,884
                                              ---------------
               DISTRIBUTORS -- 0.1%
        9,557  Core-Mark Holding Co., Inc.            357,719
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.8%
       49,932  K12, Inc. (a)                        1,490,470


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
       96,654  Laureate Education, Inc.,
                  Class A (a)                 $     1,584,159
        8,530  Strategic Education, Inc.            1,518,255
                                              ---------------
                                                    4,592,884
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.2%
       13,099  Cannae Holdings, Inc. (a)              379,216
       90,383  FGL Holdings                           736,621
                                              ---------------
                                                    1,115,837
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
        6,575  ATN International, Inc.                369,975
       19,185  Cogent Communications
                  Holdings, Inc.                    1,208,847
       48,961  Iridium Communications,
                  Inc. (a)                          1,245,568
      100,515  Vonage Holdings Corp. (a)            1,246,386
                                              ---------------
                                                    4,070,776
                                              ---------------
               ELECTRIC UTILITIES -- 0.3%
       10,389  MGE Energy, Inc.                       770,344
       14,376  Otter Tail Corp.                       767,391
                                              ---------------
                                                    1,537,735
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
       73,369  Atkore International Group,
                  Inc. (a)                          2,002,240
       24,746  AZZ, Inc.                            1,152,669
       25,921  Encore Wire Corp.                    1,423,581
      101,175  Sunrun, Inc. (a)                     1,927,384
                                              ---------------
                                                    6,505,874
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.2%
       25,431  Anixter International, Inc. (a)      1,636,739
       19,079  Badger Meter, Inc.                   1,020,536
       25,490  Belden, Inc.                         1,158,775
       75,560  Benchmark Electronics, Inc.          2,044,654
       13,763  CTS Corp.                              433,810
       22,025  ePlus, Inc. (a)                      1,671,698
       15,286  Fabrinet (a)                           820,552
       20,767  II-VI, Inc. (a)                        824,450
       26,090  Insight Enterprises, Inc. (a)        1,435,472
      100,907  KEMET Corp.                          2,030,249
       62,197  Knowles Corp. (a)                    1,265,709
       66,435  Methode Electronics, Inc.            1,989,728
       16,852  OSI Systems, Inc. (a)                1,896,861
       26,014  Plexus Corp. (a)                     1,553,296
        2,200  Rogers Corp. (a)                       349,052
       50,147  Sanmina Corp. (a)                    1,592,167
       46,635  ScanSource, Inc. (a)                 1,583,258
      186,084  TTM Technologies, Inc. (a)           1,946,439
       22,978  Vishay Intertechnology, Inc.           390,626
                                              ---------------
                                                   25,644,071
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.3%
      143,249  Archrock, Inc.                 $     1,572,874
       11,461  Cactus, Inc., Class A (a)              336,610
       42,798  Diamond Offshore Drilling,
                  Inc. (a) (b)                        386,894
      175,949  Helix Energy Solutions Group,
                  Inc. (a)                          1,541,313
       93,847  Liberty Oilfield Services, Inc.,
                  Class A                           1,327,935
      275,879  Mammoth Energy Services, Inc.        1,787,696
      196,485  McDermott International,
                  Inc. (a)                          1,261,434
      523,600  Nabors Industries Ltd.               1,549,856
       62,231  Oil States International,
                  Inc. (a)                            928,486
       91,693  ProPetro Holding Corp. (a)           1,662,394
      263,252  RPC, Inc.                            1,626,897
                                              ---------------
                                                   13,982,389
                                              ---------------
               ENTERTAINMENT -- 0.1%
       52,871  Glu Mobile, Inc. (a)                   394,418
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.2%
       13,870  Acadia Realty Trust                    389,331
       16,112  American Assets Trust, Inc.            747,597
       31,927  CareTrust REIT, Inc.                   741,664
       80,468  Chatham Lodging Trust                1,437,158
       73,142  CoreCivic, Inc.                      1,241,220
      146,851  DiamondRock Hospitality Co.          1,478,789
       12,341  Getty Realty Corp.                     369,983
       58,044  Global Net Lease, Inc.               1,133,019
       53,884  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.      1,479,116
      131,239  Independence Realty Trust, Inc.      1,620,802
       72,932  Industrial Logistics Properties
                  Trust                             1,559,286
       75,270  Kite Realty Group Trust              1,197,546
       40,341  Lexington Realty Trust                 398,166
       81,496  Mack-Cali Realty Corp.               1,937,975
       13,117  National Storage Affiliates
                  Trust                               397,314
       57,802  Office Properties Income Trust       1,628,282
       19,047  Piedmont Office Realty Trust,
                  Inc., Class A                       396,368
       29,215  PotlatchDeltic Corp.                 1,075,696
        8,220  QTS Realty Trust, Inc., Class A        380,422
       94,040  RPT Realty                           1,151,990
       13,526  Saul Centers, Inc.                     741,089
        8,836  Seritage Growth Properties,
                  Class A                             369,080
       28,672  SITE Centers Corp.                     408,576
      165,479  Summit Hotel Properties, Inc.        1,838,472
       46,837  Tanger Factory Outlet Centers,
                  Inc. (b)                            743,771
       23,223  Terreno Realty Corp.                 1,134,676
       13,409  Universal Health Realty Income
                  Trust                             1,235,773
      496,871  Washington Prime Group,
                  Inc. (b)                          1,803,642


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       14,201  Washington Real Estate
                  Investment Trust            $       382,717
       91,033  Xenia Hotels & Resorts, Inc.         1,950,837
                                              ---------------
                                                   31,370,357
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.0%
       55,743  Andersons (The), Inc.                1,496,700
       43,298  Chefs' Warehouse (The),
                  Inc. (a)                          1,579,078
       22,278  PriceSmart, Inc.                     1,358,958
       52,130  Weis Markets, Inc.                   1,900,138
                                              ---------------
                                                    6,334,874
                                              ---------------
               FOOD PRODUCTS -- 1.1%
       91,252  B&G Foods, Inc. (b)                  1,668,086
        3,924  Calavo Growers, Inc.                   347,039
        9,099  Cal-Maine Foods, Inc.                  361,867
       28,172  Fresh Del Monte Produce, Inc.          854,457
       33,365  Freshpet, Inc. (a)                   1,506,430
       26,289  Hostess Brands, Inc. (a)               371,201
       47,293  Simply Good Foods (The)
                  Co. (a)                           1,287,788
       10,279  Tootsie Roll Industries, Inc.          384,023
                                              ---------------
                                                    6,780,891
                                              ---------------
               GAS UTILITIES -- 0.3%
       11,986  Chesapeake Utilities Corp.           1,120,212
       10,924  Northwest Natural Holding Co.          780,192
                                              ---------------
                                                    1,900,404
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.0%
       12,722  AtriCure, Inc. (a)                     408,122
          446  Atrion Corp.                           343,197
       35,371  Cardiovascular Systems,
                  Inc. (a)                          1,621,053
       13,309  CONMED Corp.                         1,162,541
       38,050  CryoLife, Inc. (a)                   1,096,601
       15,104  Glaukos Corp. (a)                    1,233,695
       14,401  iRhythm Technologies, Inc. (a)       1,197,299
       11,711  Nevro Corp. (a)                        782,997
        6,485  NuVasive, Inc. (a)                     431,901
       12,799  Quidel Corp. (a)                       755,525
       26,676  Tactile Systems Technology,
                  Inc. (a)                          1,540,272
       23,534  Tandem Diabetes Care, Inc. (a)       1,492,762
                                              ---------------
                                                   12,065,965
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.1%
      105,301  Brookdale Senior Living,
                  Inc. (a)                            820,295
       21,814  CorVel Corp. (a)                     1,858,553
       33,346  Ensign Group (The), Inc.             2,009,430
       10,228  Magellan Health, Inc. (a)              719,438
       18,711  National HealthCare Corp.            1,639,084
       33,154  Patterson Cos., Inc.                   656,449
        9,706  Premier, Inc., Class A (a)             376,107
       71,760  Select Medical Holdings
                  Corp. (a)                         1,201,262
      115,453  Tivity Health, Inc. (a)              2,014,655


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       12,388  US Physical Therapy, Inc.      $     1,599,043
                                              ---------------
                                                   12,894,316
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 1.1%
       32,641  Allscripts Healthcare
                  Solutions, Inc. (a)                 336,202
       35,160  HMS Holdings Corp. (a)               1,227,084
      104,647  Inovalon Holdings, Inc.,
                  Class A (a)                       1,569,705
       25,036  Inspire Medical Systems,
                  Inc. (a)                          1,693,185
       57,228  NextGen Healthcare, Inc. (a)           936,250
       13,238  Omnicell, Inc. (a)                     995,630
                                              ---------------
                                                    6,758,056
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.1%
       20,075  Bloomin' Brands, Inc.                  341,877
        9,647  Brinker International, Inc.            384,433
       26,048  Cheesecake Factory (The), Inc.       1,122,148
        9,380  Dave & Buster's Entertainment,
                  Inc.                                381,297
       92,452  Denny's Corp. (a)                    2,088,490
       19,881  Dine Brands Global, Inc.             1,632,031
       35,345  Red Rock Resorts, Inc., Class A        736,590
       19,153  Scientific Games Corp. (a)             391,679
       61,228  SeaWorld Entertainment,
                  Inc. (a)                          1,871,740
       26,289  Shake Shack, Inc., Class A (a)       1,962,737
       20,032  Wingstop, Inc.                       1,914,859
                                              ---------------
                                                   12,827,881
                                              ---------------
               HOUSEHOLD DURABLES -- 2.8%
        4,819  Cavco Industries, Inc. (a)             854,650
        6,410  Installed Building Products,
                  Inc. (a)                            341,525
        8,285  iRobot Corp. (a)                       605,633
       73,768  KB Home                              1,937,885
       37,144  La-Z-Boy, Inc.                       1,225,380
       21,258  LGI Homes, Inc. (a)                  1,494,225
       57,903  M.D.C. Holdings, Inc.                2,092,614
       36,970  Meritage Homes Corp. (a)             2,322,086
       90,556  Taylor Morrison Home Corp. (a)       2,039,321
        9,174  TopBuild Corp. (a)                     744,287
      158,567  TRI Pointe Group, Inc. (a)           2,170,782
       59,844  Tupperware Brands Corp.                916,212
                                              ---------------
                                                   16,744,600
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       61,625  Central Garden & Pet Co.,
                  Class A (a)                       1,697,769
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.6%
       45,031  Clearway Energy, Inc., Class C         811,458
       65,762  Pattern Energy Group, Inc.,
                  Class A                           1,507,923
       79,639  TerraForm Power, Inc., Class A       1,227,237
                                              ---------------
                                                    3,546,618
                                              ---------------


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 2.1%
        5,952  AMERISAFE, Inc.                $       387,237
       10,252  Argo Group International
                  Holdings Ltd.                       701,647
       22,045  eHealth, Inc. (a)                    2,287,169
       44,903  Employers Holdings, Inc.             1,971,242
       11,900  FBL Financial Group, Inc.,
                  Class A                             746,130
        9,422  Horace Mann Educators Corp.            409,292
        8,094  James River Group Holdings
                  Ltd.                                387,136
       20,749  Kinsale Capital Group, Inc.          1,864,505
        5,909  National Western Life Group,
                  Inc., Class A                     1,589,521
       10,513  ProAssurance Corp.                     410,953
       11,972  Safety Insurance Group, Inc.         1,181,157
       10,846  State Auto Financial Corp.             375,055
        7,834  United Fire Group, Inc.                409,483
                                              ---------------
                                                   12,720,527
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.5%
       77,000  Cars.com, Inc. (a)                   1,463,000
       95,801  QuinStreet, Inc. (a)                 1,560,598
                                              ---------------
                                                    3,023,598
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.4%
       70,690  Quotient Technology, Inc. (a)          743,659
       59,333  Stitch Fix, Inc.,
                  Class A (a) (b)                   1,547,404
                                              ---------------
                                                    2,291,063
                                              ---------------
               IT SERVICES -- 1.2%
       15,548  CSG Systems International, Inc.        796,679
       46,435  EVERTEC, Inc.                        1,486,849
        5,741  ExlService Holdings, Inc. (a)          394,923
       30,442  KBR, Inc.                              803,060
       11,530  ManTech International Corp.,
                  Class A                             793,033
       47,333  NIC, Inc.                              858,621
       55,539  Presidio, Inc.                         777,546
       55,296  Sykes Enterprises, Inc. (a)          1,564,324
                                              ---------------
                                                    7,475,035
                                              ---------------
               LEISURE PRODUCTS -- 0.5%
       28,912  Acushnet Holdings Corp.                738,991
       66,366  Callaway Golf Co.                    1,217,152
       20,904  Sturm Ruger & Co., Inc.              1,181,076
                                              ---------------
                                                    3,137,219
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.0%
       66,366  Accelerate Diagnostics,
                  Inc. (a) (b)                      1,239,717
       24,328  Cambrex Corp. (a)                    1,065,566
       29,013  Medpace Holdings, Inc. (a)           2,285,064
       51,907  NeoGenomics, Inc. (a)                1,264,974
                                              ---------------
                                                    5,855,321
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY -- 4.1%
       30,601  Actuant Corp., Class A         $       700,763
       15,195  Alamo Group, Inc.                    1,487,439
       22,893  Albany International Corp.,
                  Class A                           1,968,569
       31,740  Altra Industrial Motion Corp.          911,890
        9,875  Chart Industries, Inc. (a)             745,859
       11,893  EnPro Industries, Inc.                 844,879
       22,973  ESCO Technologies, Inc.              1,919,624
       56,764  Federal Signal Corp.                 1,768,199
       15,984  Franklin Electric Co., Inc.            749,010
       62,436  Greenbrier (The) Cos., Inc.          1,805,025
       69,171  Harsco Corp. (a)                     1,622,752
       32,718  Helios Technologies, Inc.            1,536,437
        3,134  John Bean Technologies Corp.           371,880
       12,541  Kadant, Inc.                         1,172,082
       62,616  Meritor, Inc. (a)                    1,548,494
       55,016  Milacron Holdings Corp. (a)            926,469
       38,908  Mueller Industries, Inc.             1,174,633
       38,657  Mueller Water Products, Inc.,
                  Class A                             393,142
       11,496  SPX Corp. (a)                          401,210
        9,068  SPX FLOW, Inc. (a)                     367,798
        5,190  Standex International Corp.            365,220
        6,203  Tennant Co.                            472,110
       36,771  TriMas Corp. (a)                     1,102,762
        4,074  Watts Water Technologies, Inc.,
                  Class A                             378,189
                                              ---------------
                                                   24,734,435
                                              ---------------
               MARINE -- 0.3%
       39,085  Matson, Inc.                         1,598,967
                                              ---------------
               MEDIA -- 2.1%
      261,799  Entercom Communications
                  Corp., Class A                    1,487,018
       74,482  EW Scripps (The) Co., Class A        1,141,809
      186,084  Gannett Co., Inc.                    1,907,361
       69,484  Gray Television, Inc. (a)            1,233,341
       33,110  John Wiley & Sons, Inc.,
                  Class A                           1,506,836
       13,789  Meredith Corp.                         756,465
       45,681  Scholastic Corp.                     1,560,920
       21,235  Sinclair Broadcast Group, Inc.,
                  Class A                           1,067,059
      125,284  TEGNA, Inc.                          1,903,064
                                              ---------------
                                                   12,563,873
                                              ---------------
               METALS & MINING -- 2.1%
      320,345  AK Steel Holding Corp. (a)             903,373
       39,559  Carpenter Technology Corp.           1,780,550
      174,935  Coeur Mining, Inc. (a)                 804,701
      106,334  Commercial Metals Co.                1,861,908
       13,816  Compass Minerals International,
                  Inc.                                771,624
      632,682  Hecla Mining Co.                     1,170,462
       15,556  Kaiser Aluminum Corp.                1,497,576
        5,598  Materion Corp.                         347,804
       72,666  Warrior Met Coal, Inc.               1,797,757
       37,716  Worthington Industries, Inc.         1,516,937
                                              ---------------
                                                   12,452,692
                                              ---------------


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.0%
       82,569  Apollo Commercial Real Estate
                  Finance, Inc.               $     1,553,949
       31,320  Arbor Realty Trust, Inc.               381,791
       38,114  KKR Real Estate Finance Trust,
                  Inc.                                763,423
       61,228  New York Mortgage Trust, Inc.          374,103
       69,557  PennyMac Mortgage Investment
                  Trust                             1,532,341
       45,929  Redwood Trust, Inc.                    777,119
       19,679  TPG RE Finance Trust, Inc.             388,660
                                              ---------------
                                                    5,771,386
                                              ---------------
               MULTILINE RETAIL -- 0.6%
       66,342  Big Lots, Inc.                       1,698,355
       30,476  Dillard's, Inc., Class A (b)         2,218,043
                                              ---------------
                                                    3,916,398
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.4%
       20,147  Arch Coal, Inc., Class A             1,796,306
       35,812  Berry Petroleum Corp.                  350,958
       38,578  California Resources
                  Corp. (a) (b)                       590,629
      288,019  Callon Petroleum Co. (a)             1,417,053
      189,427  Carrizo Oil & Gas, Inc. (a)          1,805,239
      259,650  CNX Resources Corp. (a)              2,134,323
       36,571  Contura Energy, Inc. (a)             1,310,339
    1,530,684  Denbury Resources, Inc. (a)          1,729,673
      386,568  Gulfport Energy Corp. (a)            1,461,227
      181,632  Kosmos Energy Ltd.                   1,091,608
       57,285  Matador Resources Co. (a)            1,009,935
      267,331  Oasis Petroleum, Inc. (a)            1,301,902
       21,054  PDC Energy, Inc. (a)                   604,881
      105,009  QEP Resources, Inc. (a)                519,795
      126,536  SemGroup Corp., Class A              1,603,211
      151,602  SM Energy Co.                        1,511,472
      600,648  Southwestern Energy Co. (a)          1,321,426
      382,671  SRC Energy, Inc. (a)                 1,561,298
       78,921  Talos Energy, Inc. (a)               1,624,194
       42,225  World Fuel Services Corp.            1,648,464
                                              ---------------
                                                   26,393,933
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.5%
       27,008  Boise Cascade Co.                      729,216
        5,619  Neenah, Inc.                           369,225
       57,205  Schweitzer-Mauduit
                  International, Inc.               1,969,568
                                              ---------------
                                                    3,068,009
                                              ---------------
               PERSONAL PRODUCTS -- 0.5%
       56,343  Edgewell Personal Care Co. (a)       1,714,517
        5,709  Inter Parfums, Inc.                    395,520
        5,918  Medifast, Inc.                         660,745
                                              ---------------
                                                    2,770,782
                                              ---------------
               PHARMACEUTICALS -- 0.6%
       53,947  Amphastar Pharmaceuticals,
                  Inc. (a)                          1,087,032


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               PHARMACEUTICALS (CONTINUED)
       26,072  Innoviva, Inc. (a)             $       309,735
       26,186  Pacira BioSciences, Inc. (a)         1,149,304
       12,070  Reata Pharmaceuticals, Inc.,
                  Class A (a)                       1,094,145
                                              ---------------
                                                    3,640,216
                                              ---------------
               PROFESSIONAL SERVICES -- 0.8%
       58,133  CBIZ, Inc. (a)                       1,358,568
        7,535  Huron Consulting Group,
                  Inc. (a)                            459,409
       10,429  ICF International, Inc.                888,446
       16,369  Navigant Consulting, Inc.              398,749
       86,041  TrueBlue, Inc. (a)                   1,701,031
                                              ---------------
                                                    4,806,203
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
      262,162  Realogy Holdings Corp.               1,365,864
       21,113  Redfin Corp. (a) (b)                   380,878
       43,937  St Joe (The) Co. (a)                   845,348
                                              ---------------
                                                    2,592,090
                                              ---------------
               ROAD & RAIL -- 2.3%
       67,522  ArcBest Corp.                        2,020,933
       10,797  Avis Budget Group, Inc. (a)            392,903
       84,031  Heartland Express, Inc.              1,667,175
      118,925  Hertz Global Holdings, Inc. (a)      1,845,716
      104,576  Marten Transport Ltd.                2,098,840
       23,480  Saia, Inc. (a)                       1,791,524
      104,059  Schneider National, Inc.,
                  Class B                           2,008,339
       61,070  Werner Enterprises, Inc.             2,024,471
                                              ---------------
                                                   13,849,901
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.3%
       13,493  Advanced Energy Industries,
                  Inc. (a)                            787,991
      254,430  Amkor Technology, Inc. (a)           2,348,389
       39,185  Brooks Automation, Inc.              1,520,378
       17,373  Cirrus Logic, Inc. (a)                 852,146
       31,312  Diodes, Inc. (a)                     1,333,891
       24,225  FormFactor, Inc. (a)                   406,495
       22,731  Inphi Corp. (a)                      1,368,633
      104,074  Lattice Semiconductor Corp. (a)      2,012,791
        9,468  Power Integrations, Inc.               862,251
       52,109  Synaptics, Inc. (a)                  1,676,868
       36,873  Xperi Corp.                            787,239
                                              ---------------
                                                   13,957,072
                                              ---------------
               SOFTWARE -- 4.5%
       63,006  8x8, Inc. (a)                        1,522,855
       37,594  Altair Engineering, Inc.,
                  Class A (a)                       1,564,286
       18,559  Appfolio, Inc., Class A (a)          1,791,871
      159,366  Avaya Holdings Corp. (a)             1,918,767
       68,112  Carbon Black, Inc. (a)               1,267,564
       15,118  Ebix, Inc.                             695,882
       16,658  Envestnet, Inc. (a)                  1,189,548
       21,226  Everbridge, Inc. (a)                 2,171,420


Page 50                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       22,422  ForeScout Technologies,
                  Inc. (a)                    $       837,686
        8,932  Instructure, Inc. (a)                  354,511
       27,076  LivePerson, Inc. (a)                   898,652
       24,381  Mimecast Ltd. (a)                    1,160,536
       17,405  Progress Software Corp.                753,462
       24,003  PROS Holdings, Inc. (a)              1,736,857
       19,885  Q2 Holdings, Inc. (a)                1,588,215
       32,816  Rapid7, Inc. (a)                     1,990,290
       39,216  Smartsheet, Inc., Class A (a)        1,957,271
       11,142  SPS Commerce, Inc. (a)               1,246,010
        6,129  Varonis Systems, Inc. (a)              440,736
       26,140  Workiva, Inc. (a)                    1,502,789
       37,791  Yext, Inc. (a)                         786,431
                                              ---------------
                                                   27,375,639
                                              ---------------
               SPECIALTY RETAIL -- 4.3%
      118,332  Abercrombie & Fitch Co.,
                  Class A                           2,240,025
       13,503  Asbury Automotive Group,
                  Inc. (a)                          1,243,356
      284,993  At Home Group, Inc. (a)              1,707,108
      130,675  Bed Bath & Beyond, Inc. (b)          1,268,854
       19,057  Caleres, Inc.                          357,891
       24,260  Carvana Co. (a)                      1,541,966
        7,959  Children's Place (The), Inc.           777,356
       44,882  Genesco, Inc. (a)                    1,767,453
       18,542  Group 1 Automotive, Inc.             1,556,786
       23,505  Guess?, Inc.                           396,059
       12,783  Lithia Motors, Inc., Class A         1,685,822
      130,900  Michaels Cos. (The), Inc. (a)          899,283
       13,351  Monro, Inc.                          1,124,288
       13,553  Murphy USA, Inc. (a)                 1,197,543
       12,353  National Vision Holdings,
                  Inc. (a)                            390,231
      921,383  Office Depot, Inc.                   1,879,621
      258,942  Party City Holdco, Inc. (a) (b)      1,652,050
       71,275  Rent-A-Center, Inc. (a)              1,926,563
       21,231  Signet Jewelers Ltd.                   385,131
       37,594  Sleep Number Corp. (a)               1,848,497
                                              ---------------
                                                   25,845,883
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.5%
       64,515  G-III Apparel Group Ltd. (a)         1,849,000
       20,032  Oxford Industries, Inc.              1,466,142
                                              ---------------
                                                    3,315,142
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.3%
       41,792  Axos Financial, Inc. (a)             1,224,924
       27,568  Capitol Federal Financial, Inc.        376,579
       25,140  Columbia Financial, Inc. (a)           384,391
       34,364  Flagstar Bancorp, Inc.               1,184,871
       28,564  Kearny Financial Corp.                 381,329
       40,600  Meta Financial Group, Inc.           1,253,322
       47,392  Mr Cooper Group, Inc. (a)              360,653
       66,856  NMI Holdings, Inc., Class A (a)      1,663,377
       21,556  Northwest Bancshares, Inc.             369,685


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE
                  (CONTINUED)
       30,552  OceanFirst Financial Corp.     $       745,469
       51,345  PennyMac Financial Services,
                  Inc.                              1,232,793
       31,308  Provident Financial Services,
                  Inc.                                757,027
       35,671  Walker & Dunlop, Inc.                2,081,046
       21,736  Washington Federal, Inc.               795,103
       18,383  WSFS Financial Corp.                   778,888
                                              ---------------
                                                   13,589,457
                                              ---------------
               TOBACCO -- 0.2%
       24,987  Universal Corp.                      1,486,727
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.6%
       89,278  Aircastle Ltd.                       1,856,090
       18,509  Applied Industrial Technologies,
                  Inc.                              1,126,088
       20,676  Beacon Roofing Supply, Inc. (a)        749,091
       89,530  BMC Stock Holdings, Inc. (a)         1,893,559
       39,148  H&E Equipment Services, Inc.         1,198,320
       24,849  Herc Holdings, Inc. (a)              1,121,684
        5,960  Kaman Corp.                            377,864
       66,520  MRC Global, Inc. (a)                 1,040,373
       77,156  NOW, Inc. (a)                          945,161
       51,972 Rush Enterprises, Inc., Class A 1,957,266 21,912 SiteOne Landscape Supply,
                  Inc. (a)                          1,618,639
       37,474  WESCO International, Inc. (a)        1,901,431
                                              ---------------
                                                   15,785,566
                                              ---------------
               WATER UTILITIES -- 0.4%
       10,090  American States Water Co.              781,672
        7,498  California Water Service Group         400,318
       12,814  Middlesex Water Co.                    802,541
        6,247  SJW Group                              405,368
                                              ---------------
                                                    2,389,899
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        602,057,174
               (Cost $586,479,948)            ---------------

               MONEY MARKET FUNDS -- 0.4%
    1,120,496  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)                     1,120,496
    1,054,586  Morgan Stanley Institutional
                   Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 2.15% (c)                   1,054,586
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                           2,175,082
               (Cost $2,175,082)              ---------------


                        See Notes to Financial Statements                Page 51

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JULY 31, 2019

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.5%
$   9,172,739  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $9,173,383.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $9,359,424. (d)          $     9,172,739
               (Cost $9,172,739)              ---------------

               TOTAL INVESTMENTS -- 101.7%        613,404,995
               (Cost $597,827,769) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (1.7)%           (10,486,832)
                                              ---------------
               NET ASSETS -- 100.0%           $   602,918,163
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $10,041,772 and the total value of the collateral held by the Fund is $10,293,235.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $601,691,891. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $63,432,272 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,719,168. The net unrealized appreciation was $11,713,104.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  602,057,174   $         --   $         --
Money Market
   Funds                   2,175,082             --             --
Repurchase
   Agreements                     --      9,172,739             --
                      --------------------------------------------
Total Investments     $  604,232,256   $  9,172,739   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    10,041,772
Non-cash Collateral(2)                            (10,041,772)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     9,172,739
Non-cash Collateral(4)                             (9,172,739)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 52                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.9%
      234,730  Arconic, Inc.                  $     5,877,639
       22,823  General Dynamics Corp.               4,243,709
        5,556  Lockheed Martin Corp.                2,012,216
        6,253  Northrop Grumman Corp.               2,160,849
      156,473  Textron, Inc.                        7,714,119
                                              ---------------
                                                   22,008,532
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.4%
       23,951  C.H. Robinson Worldwide, Inc.        2,005,417
       19,563  United Parcel Service, Inc.,
                  Class B                           2,337,192
                                              ---------------
                                                    4,342,609
                                              ---------------
               AIRLINES -- 2.4%
       61,952  American Airlines Group, Inc.        1,890,155
      146,244  Delta Air Lines, Inc.                8,926,734
      163,437  Southwest Airlines Co.               8,421,909
       94,797  United Airlines Holdings,
                  Inc. (a)                          8,712,792
                                              ---------------
                                                   27,951,590
                                              ---------------
               AUTO COMPONENTS -- 1.0%
       24,993  Aptiv PLC                            2,190,637
       74,489  Lear Corp.                           9,443,715
                                              ---------------
                                                   11,634,352
                                              ---------------
               AUTOMOBILES -- 1.3%
      405,638  Ford Motor Co.                       3,865,730
      269,251  General Motors Co.                  10,861,585
                                              ---------------
                                                   14,727,315
                                              ---------------
               BANKS -- 8.0%
      208,990  Bank of America Corp.                6,411,813
      123,361  BB&T Corp.                           6,356,792
      118,512  Citigroup, Inc.                      8,433,314
      234,711  Citizens Financial Group, Inc.       8,745,332
       83,434  Comerica, Inc.                       6,107,369
      297,469  Fifth Third Bancorp                  8,831,855
      438,547  Huntington Bancshares, Inc.          6,249,295
       54,210  JPMorgan Chase & Co.                 6,288,360
      341,448  KeyCorp                              6,272,400
       24,400  M&T Bank Corp.                       4,007,700
       44,149  PNC Financial Services Group
                  (The), Inc.                       6,308,892
      555,513  Regions Financial Corp.              8,849,322
       38,555  U.S. Bancorp                         2,203,418
      175,388  Wells Fargo & Co.                    8,490,533
                                              ---------------
                                                   93,556,395
                                              ---------------
               BEVERAGES -- 0.9%
      185,254  Molson Coors Brewing Co.,
                  Class B                          10,001,863
                                              ---------------
               BIOTECHNOLOGY -- 0.3%
       61,422  Gilead Sciences, Inc.                4,024,369
                                              ---------------
               BUILDING PRODUCTS -- 0.7%
      146,713  Johnson Controls International
                  PLC                               6,226,500
       51,485  Masco Corp.                          2,099,043
                                              ---------------
                                                    8,325,543
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS -- 4.9%
      187,982  Bank of New York Mellon (The)
                  Corp.                       $     8,820,116
       93,041  E*TRADE Financial Corp.              4,539,470
      238,487  Franklin Resources, Inc.             7,781,831
       40,564  Goldman Sachs Group (The),
                  Inc.                              8,929,353
      189,440  Morgan Stanley                       8,441,446
       49,080  Raymond James Financial, Inc.        3,959,284
      148,044  State Street Corp.                   8,599,876
       55,243  T. Rowe Price Group, Inc.            6,264,004
                                              ---------------
                                                   57,335,380
                                              ---------------
               CHEMICALS -- 5.3%
        8,925  Air Products & Chemicals, Inc.       2,037,310
       76,989  Celanese Corp.                       8,635,856
      138,193  DuPont de Nemours, Inc.              9,972,007
      133,292  Eastman Chemical Co.                10,043,552
      120,448  LyondellBasell Industries N.V.,
                  Class A                          10,080,293
      414,470  Mosaic (The) Co.                    10,440,499
      149,355  Westlake Chemical Corp.             10,091,918
                                              ---------------
                                                   61,301,435
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.7%
       36,912  Cisco Systems, Inc.                  2,044,925
      227,590  Juniper Networks, Inc.               6,149,482
                                              ---------------
                                                    8,194,407
                                              ---------------
               CONSUMER FINANCE -- 3.0%
      334,761  Ally Financial, Inc.                11,016,985
      114,329  Capital One Financial Corp.         10,566,286
       53,482  Discover Financial Services          4,799,475
      239,381  Synchrony Financial                  8,588,990
                                              ---------------
                                                   34,971,736
                                              ---------------
               CONTAINERS & PACKAGING -- 1.6%
      191,583  International Paper Co.              8,412,409
      284,458  WestRock Co.                        10,254,711
                                              ---------------
                                                   18,667,120
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.1%
      397,099  AXA Equitable Holdings, Inc.         8,926,785
       19,467  Berkshire Hathaway, Inc.,
                  Class B (a)                       3,999,106
                                              ---------------
                                                   12,925,891
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
      309,586  AT&T, Inc.                          10,541,403
      106,087  Verizon Communications, Inc.         5,863,429
                                              ---------------
                                                   16,404,832
                                              ---------------
               ELECTRIC UTILITIES -- 3.6%
       68,685  Duke Energy Corp.                    5,956,363
       54,774  Eversource Energy                    4,155,156
      173,119  Exelon Corp.                         7,800,742
       47,191  FirstEnergy Corp.                    2,074,988
       64,413  Pinnacle West Capital Corp.          5,875,754
      267,635  PPL Corp.                            7,930,025


                        See Notes to Financial Statements                Page 53

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES (CONTINUED)
      109,637  Southern (The) Co.             $     6,161,600
       33,959  Xcel Energy, Inc.                    2,024,296
                                              ---------------
                                                   41,978,924
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.0%
       72,774  Eaton Corp. PLC                      5,981,295
       62,195  Emerson Electric Co.                 4,035,212
       12,332  Rockwell Automation, Inc.            1,982,739
                                              ---------------
                                                   11,999,246
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.3%
      249,756  Corning, Inc.                        7,679,997
       86,651  TE Connectivity Ltd.                 8,006,552
                                              ---------------
                                                   15,686,549
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.8%
      456,211  Halliburton Co.                     10,492,853
      186,671  National Oilwell Varco, Inc.         4,446,503
      152,510  Schlumberger Ltd.                    6,095,825
                                              ---------------
                                                   21,035,181
                                              ---------------
               ENTERTAINMENT -- 1.6%
       87,917  Activision Blizzard, Inc.            4,285,075
      347,311  Viacom, Inc., Class B               10,540,889
       29,717  Walt Disney (The) Co.                4,249,828
                                              ---------------
                                                   19,075,792
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 1.0%
      569,386  Host Hotels & Resorts, Inc.          9,901,622
       31,518  Vornado Realty Trust                 2,027,238
                                              ---------------
                                                   11,928,860
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.8%
      477,854  Kroger (The) Co.                    10,111,390
      189,761  Walgreens Boots Alliance, Inc.      10,340,077
                                              ---------------
                                                   20,451,467
                                              ---------------
               FOOD PRODUCTS -- 2.3%
      203,416  Archer-Daniels-Midland Co.           8,356,329
      156,473  Conagra Brands, Inc.                 4,517,375
       36,024  J.M. Smucker (The) Co.               4,005,509
       37,712  Kellogg Co.                          2,195,593
      102,790  Tyson Foods, Inc., Class A           8,171,805
                                              ---------------
                                                   27,246,611
                                              ---------------
               GAS UTILITIES -- 0.3%
       19,139  Atmos Energy Corp.                   2,086,917
       37,825  UGI Corp.                            1,932,479
                                              ---------------
                                                    4,019,396
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.1%
        7,160  Anthem, Inc.                         2,109,407
      128,678  Cardinal Health, Inc.                5,884,445
       79,133  Centene Corp. (a)                    4,122,038
       26,338  Cigna Corp.                          4,475,353


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       28,903  Henry Schein, Inc. (a)         $     1,923,206
       24,001  Laboratory Corp. of America
                  Holdings (a)                      4,020,647
       40,759  Quest Diagnostics, Inc.              4,160,679
       63,650  Universal Health Services,
                  Inc., Class B                     9,602,239
                                              ---------------
                                                   36,298,014
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.2%
       27,562  Cerner Corp.                         1,974,817
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.6%
      222,862  Carnival Corp.                      10,525,772
       70,712  MGM Resorts International            2,122,774
      154,753  Norwegian Cruise Line
                  Holdings Ltd. (a)                 7,650,989
       68,471  Royal Caribbean Cruises Ltd.         7,965,916
       43,728  Yum China Holdings, Inc.             1,989,624
                                              ---------------
                                                   30,255,075
                                              ---------------
               HOUSEHOLD DURABLES -- 3.3%
      240,534  D.R. Horton, Inc.                   11,047,727
       52,000  Garmin Ltd.                          4,086,680
      214,078  Lennar Corp., Class A               10,183,691
       70,348  Mohawk Industries, Inc. (a)          8,771,692
        1,231  NVR, Inc. (a)                        4,116,636
                                              ---------------
                                                   38,206,426
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.3%
       11,655  3M Co.                               2,036,362
       11,572  Honeywell International, Inc.        1,995,707
                                              ---------------
                                                    4,032,069
                                              ---------------
               INSURANCE -- 7.1%
       75,711  Aflac, Inc.                          3,985,427
        2,966  Alleghany Corp. (a)                  2,033,875
       40,808  Allstate (The) Corp.                 4,382,779
      113,753  American International Group,
                  Inc.                              6,369,030
      111,913  Arch Capital Group Ltd. (a)          4,329,914
       13,716  Chubb Ltd.                           2,096,353
       19,488  Cincinnati Financial Corp.           2,091,647
      150,390  Fidelity National Financial,
                  Inc.                              6,448,723
      108,771  Hartford Financial Services
                  Group (The), Inc.                 6,268,473
      128,773  Lincoln National Corp.               8,414,028
       36,952  Loews Corp.                          1,978,410
      122,021  MetLife, Inc.                        6,030,278
      104,639  Principal Financial Group, Inc.      6,073,248
       60,006  Prudential Financial, Inc.           6,079,208
       38,843  Reinsurance Group of America,
                  Inc.                              6,056,401
       46,386  Torchmark Corp.                      4,235,969
       27,753  Travelers (The) Cos., Inc.           4,069,145
       30,643  W.R. Berkley Corp.                   2,126,318
                                              ---------------
                                                   83,069,226
                                              ---------------


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.4%
      105,054  eBay, Inc.                     $     4,327,174
      837,306  Qurate Retail, Inc.,
                  Series A (a)                     11,839,507
                                              ---------------
                                                   16,166,681
                                              ---------------
               IT SERVICES -- 2.6%
       10,933  Accenture PLC, Class A               2,105,477
       43,250  Alliance Data Systems Corp.          6,786,790
       95,611  Cognizant Technology Solutions
                  Corp., Class A                    6,228,101
      188,109  DXC Technology Co.                  10,490,839
       30,092  International Business Machines
                  Corp.                             4,460,838
                                              ---------------
                                                   30,072,045
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.2%
       27,056  Agilent Technologies, Inc.           1,877,957
                                              ---------------
               MACHINERY -- 3.4%
       44,468  Caterpillar, Inc.                    5,855,102
       48,437  Cummins, Inc.                        7,943,668
       13,396  Illinois Tool Works, Inc.            2,066,065
       15,949  Ingersoll-Rand PLC                   1,972,253
      115,816  PACCAR, Inc.                         8,123,334
       35,649  Parker-Hannifin Corp.                6,241,427
       50,105  Snap-on, Inc.                        7,646,524
                                              ---------------
                                                   39,848,373
                                              ---------------
               MEDIA -- 2.3%
      207,901  CBS Corp., Class B                  10,708,981
        5,111  Charter Communications, Inc.,
                  Class A (a)                       1,969,677
      143,348  Comcast Corp., Class A               6,188,333
      270,337  Discovery, Inc., Class A (a)         8,193,914
                                              ---------------
                                                   27,060,905
                                              ---------------
               METALS & MINING -- 1.7%
      893,558  Freeport-McMoRan, Inc.               9,882,752
      188,280  Nucor Corp.                         10,238,666
                                              ---------------
                                                   20,121,418
                                              ---------------
               MULTILINE RETAIL -- 1.7%
       14,947  Dollar General Corp.                 2,003,197
      218,174  Kohl's Corp.                        11,750,851
       69,977  Target Corp.                         6,046,013
                                              ---------------
                                                   19,800,061
                                              ---------------
               MULTI-UTILITIES -- 1.2%
      144,942  CenterPoint Energy, Inc.             4,204,767
       69,124  Consolidated Edison, Inc.            5,872,775
       32,451  DTE Energy Co.                       4,124,847
                                              ---------------
                                                   14,202,389
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 9.0%
      209,207  Apache Corp.                         5,108,835
       83,366  Chevron Corp.                       10,263,188
       80,436  Concho Resources, Inc.               7,856,989
      363,752  Devon Energy Corp.                   9,821,304


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      108,304  Exxon Mobil Corp.              $     8,053,485
      224,162  HollyFrontier Corp.                 11,156,543
      198,739  Kinder Morgan, Inc.                  4,097,998
      730,064  Marathon Oil Corp.                  10,272,001
      185,652  Marathon Petroleum Corp.            10,468,916
      185,254  Noble Energy, Inc.                   4,090,408
      110,907  Phillips 66                         11,374,622
       51,458  Targa Resources Corp.                2,002,231
      121,180  Valero Energy Corp.                 10,330,595
                                              ---------------
                                                  104,897,115
                                              ---------------
               PHARMACEUTICALS -- 1.5%
      133,644  Bristol-Myers Squibb Co.             5,935,130
      544,863  Mylan N.V. (a)                      11,387,637
                                              ---------------
                                                   17,322,767
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       80,891  CBRE Group, Inc., Class A (a)        4,288,032
                                              ---------------
               ROAD & RAIL -- 0.9%
       66,302  J.B. Hunt Transport Services,
                  Inc.                              6,787,336
       34,064  Kansas City Southern                 4,215,079
                                              ---------------
                                                   11,002,415
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.4%
      134,953  Applied Materials, Inc.              6,662,630
      268,832  Micron Technology, Inc. (a)         12,067,868
      107,407  Skyworks Solutions, Inc.             9,159,669
                                              ---------------
                                                   27,890,167
                                              ---------------
               SOFTWARE -- 0.2%
       35,462  Oracle Corp.                         1,996,511
                                              ---------------
               SPECIALTY RETAIL -- 1.9%
       86,916  Best Buy Co., Inc.                   6,651,681
      577,308  Gap (The), Inc.                     11,257,506
       44,316  Tiffany & Co.                        4,162,159
                                              ---------------
                                                   22,071,346
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.6%
      555,141  Hewlett Packard Enterprise Co.       7,977,376
      291,520  HP, Inc.                             6,133,581
       88,067  Seagate Technology PLC               4,078,383
                                              ---------------
                                                   18,189,340
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.3%
      130,781  Tapestry, Inc.                       4,045,056
                                              ---------------
               TOBACCO -- 0.2%
       42,665  Altria Group, Inc.                   2,008,242
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.7%
       62,575  United Rentals, Inc. (a)             7,918,866
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                      1,164,410,708
               (Cost $1,142,588,017)          ---------------


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.2%
    1,799,220  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (b)           $     1,799,220
               (Cost $1,799,220)              ---------------

               TOTAL INVESTMENTS -- 100.0%      1,166,209,928
               (Cost $1,144,387,237) (c)

               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                 358,900
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,166,568,828
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of July 31, 2019.

(c) Aggregate cost for federal income tax purposes is $1,152,312,021. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $76,652,750 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $62,754,843. The net unrealized appreciation was $13,897,907.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $1,164,410,708   $         --   $         --
Money Market
   Funds                   1,799,220             --             --
                      --------------------------------------------
Total Investments     $1,166,209,928   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.0%
        4,948  Boeing (The) Co.               $     1,688,158
       69,108  HEICO Corp.                          9,450,519
       19,113  TransDigm Group, Inc. (a)            9,278,215
                                              ---------------
                                                   20,416,892
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.4%
       48,759  Expeditors International of
                  Washington, Inc.                  3,722,750
                                              ---------------
               AUTOMOBILES -- 0.2%
        8,059  Tesla, Inc. (a) (b)                  1,947,135
                                              ---------------
               BANKS -- 0.5%
       18,441  First Republic Bank                  1,832,298
       16,469  SVB Financial Group (a)              3,820,314
                                              ---------------
                                                    5,652,612
                                              ---------------
               BEVERAGES -- 1.4%
       18,781  Constellation Brands, Inc.,
                  Class A                           3,696,477
      115,900  Monster Beverage Corp. (a)           7,472,073
       28,209  PepsiCo, Inc.                        3,605,392
                                              ---------------
                                                   14,773,942
                                              ---------------
               BIOTECHNOLOGY -- 2.3%
       78,340  Exact Sciences Corp. (a)             9,017,717
       63,588  Incyte Corp. (a)                     5,399,893
       48,686  Sarepta Therapeutics, Inc. (a)       7,246,911
       26,019  Seattle Genetics, Inc. (a)           1,969,899
                                              ---------------
                                                   23,634,420
                                              ---------------
               BUILDING PRODUCTS -- 0.5%
       19,645  Lennox International, Inc.           5,038,550
                                              ---------------
               CAPITAL MARKETS -- 3.3%
        9,277  CME Group, Inc.                      1,803,634
       43,040  Intercontinental Exchange, Inc.      3,781,495
      146,375  KKR & Co., Inc., Class A             3,915,531
       18,939  Moody's Corp.                        4,059,385
       38,727  MSCI, Inc.                           8,800,324
       38,463  Nasdaq, Inc.                         3,706,679
       20,010  Northern Trust Corp.                 1,960,980
       16,239  S&P Global, Inc.                     3,977,743
       36,074  TD Ameritrade Holding Corp.          1,843,381
                                              ---------------
                                                   33,849,152
                                              ---------------
               CHEMICALS -- 3.3%
      115,657  CF Industries Holdings, Inc.         5,731,961
       46,835  Ecolab, Inc.                         9,448,025
      111,481  FMC Corp.                            9,634,188
       31,695  PPG Industries, Inc.                 3,720,676
       11,787  Sherwin-Williams (The) Co.           6,047,202
                                              ---------------
                                                   34,582,052
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 3.1%
       38,969  Cintas Corp.                        10,149,086
      123,727  Copart, Inc. (a)                     9,592,554
       62,355  Republic Services, Inc.              5,527,771
       64,123  Waste Management, Inc.               7,502,391
                                              ---------------
                                                   32,771,802
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
        6,937  Arista Networks, Inc. (a)      $     1,896,923
       55,463  Motorola Solutions, Inc.             9,204,639
                                              ---------------
                                                   11,101,562
                                              ---------------
               CONSUMER FINANCE -- 0.9%
       74,914  American Express Co.                 9,317,054
                                              ---------------
               CONTAINERS & PACKAGING -- 0.9%
      132,122  Ball Corp.                           9,444,081
                                              ---------------
               ELECTRIC UTILITIES -- 1.6%
       36,691  Alliant Energy Corp.                 1,817,672
       61,383  American Electric Power Co.,
                  Inc.                              5,390,041
       52,486  Entergy Corp.                        5,543,572
       29,939  Evergy, Inc.                         1,811,010
        8,790  NextEra Energy, Inc.                 1,821,024
                                              ---------------
                                                   16,383,319
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
      101,798  AMETEK, Inc.                         9,122,119
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.7%
       38,554  Amphenol Corp., Class A              3,597,859
       83,308  CDW Corp.                            9,843,673
      102,966  Keysight Technologies, Inc. (a)      9,217,516
      204,994  Trimble, Inc. (a)                    8,663,047
       35,314  Zebra Technologies Corp.,
                  Class A (a)                       7,447,370
                                              ---------------
                                                   38,769,465
                                              ---------------
               ENTERTAINMENT -- 1.8%
      139,582  Live Nation Entertainment,
                  Inc. (a)                         10,058,279
       10,070  Netflix, Inc. (a)                    3,252,509
       47,585  Take-Two Interactive Software,
                  Inc. (a)                          5,830,114
                                              ---------------
                                                   19,140,902
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.9%
       26,423  American Tower Corp.                 5,591,635
       28,377  Crown Castle International
                  Corp.                             3,781,519
       56,969  Duke Realty Corp.                    1,898,777
       10,714  Equinix, Inc.                        5,379,499
       30,483  Equity LifeStyle Properties,
                  Inc.                              3,787,513
      276,762  Invitation Homes, Inc.               7,602,652
       15,291  Mid-America Apartment
                  Communities, Inc.                 1,801,892
       46,179  Prologis, Inc.                       3,722,489
       32,903  SBA Communications Corp. (a)         8,074,725
       28,855  Sun Communities, Inc.                3,832,233
       26,346  Ventas, Inc.                         1,772,822
       45,368  Welltower, Inc.                      3,770,988
                                              ---------------
                                                   51,016,744
                                              ---------------


                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS -- 1.2%
       55,195  Hershey (The) Co.              $     8,375,289
       23,863  McCormick & Co., Inc.                3,783,240
                                              ---------------
                                                   12,158,529
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 6.2%
       64,237  Abbott Laboratories                  5,595,043
        6,580  Align Technology, Inc. (a)           1,375,746
      125,694  Boston Scientific Corp. (a)          5,336,967
       27,449  Cooper (The) Cos., Inc.              9,261,293
       51,761  Danaher Corp.                        7,272,420
       61,713  DexCom, Inc. (a)                     9,680,918
        9,747  Edwards Lifesciences Corp. (a)       2,074,649
       37,499  Hologic, Inc. (a)                    1,921,824
       26,869  IDEXX Laboratories, Inc. (a)         7,578,401
       30,311  ResMed, Inc.                         3,901,026
       26,279  Stryker Corp.                        5,512,809
       16,315  Teleflex, Inc.                       5,542,858
                                              ---------------
                                                   65,053,954
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 0.9%
       39,967  HCA Healthcare, Inc.                 5,335,994
        6,787  Humana, Inc.                         2,014,042
        7,380  UnitedHealth Group, Inc.             1,837,694
                                              ---------------
                                                    9,187,730
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.9%
       57,042  Veeva Systems, Inc.,
                  Class A (a)                       9,463,268
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 5.4%
       12,618  Chipotle Mexican Grill,
                  Inc. (a)                         10,037,997
       44,380  Darden Restaurants, Inc.             5,394,833
       19,412  Domino's Pizza, Inc.                 4,746,816
       94,611 Hilton Worldwide Holdings, Inc. 9,134,692 38,508 Marriott International, Inc.,
                  Class A                           5,354,922
       17,812  McDonald's Corp.                     3,753,345
      110,311  Starbucks Corp.                     10,445,349
       14,524  Wynn Resorts Ltd.                    1,889,137
       48,814  Yum! Brands, Inc.                    5,492,551
                                              ---------------
                                                   56,249,642
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.9%
       50,628  Church & Dwight Co., Inc.            3,819,376
       25,126  Colgate-Palmolive Co.                1,802,539
       33,735  Procter & Gamble (The) Co.           3,982,080
                                              ---------------
                                                    9,603,995
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.5%
      107,446  AES Corp.                            1,804,019
      163,381  Vistra Energy Corp.                  3,506,156
                                              ---------------
                                                    5,310,175
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.7%
       20,198  Roper Technologies, Inc.             7,345,003
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE -- 1.6%
       84,459  Arthur J. Gallagher & Co.      $     7,637,628
      115,692  Progressive (The) Corp.              9,368,738
                                              ---------------
                                                   17,006,366
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.9%
       38,330  Facebook, Inc., Class A (a)          7,444,836
       34,007  IAC/InterActiveCorp (a)              8,129,373
      105,986  Twitter, Inc. (a)                    4,484,268
                                              ---------------
                                                   20,058,477
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.6%
        3,906  Amazon.com, Inc. (a)                 7,291,643
          960  Booking Holdings, Inc. (a)           1,811,145
       55,609  Expedia Group, Inc.                  7,381,539
                                              ---------------
                                                   16,484,327
                                              ---------------
               IT SERVICES -- 9.0%
       32,676 Automatic Data Processing, Inc. 5,441,208 72,425 Broadridge Financial Solutions,
                  Inc.                              9,206,666
       30,150  Fidelity National Information
                  Services, Inc.                    4,017,487
       40,577  Fiserv, Inc. (a)                     4,278,033
       26,340  FleetCor Technologies, Inc. (a)      7,485,038
       45,966  Gartner, Inc. (a)                    6,404,443
       46,198  Global Payments, Inc.                7,757,568
       27,966  Mastercard, Inc., Class A            7,614,303
       44,950  Paychex, Inc.                        3,733,098
       80,791  PayPal Holdings, Inc. (a)            8,919,326
       74,484  Square, Inc., Class A (a)            5,989,258
       67,820  Twilio, Inc., Class A (a)            9,434,440
       25,828  VeriSign, Inc. (a)                   5,452,033
       42,626  Visa, Inc., Class A                  7,587,428
                                              ---------------
                                                   93,320,329
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 3.6%
       20,095  Illumina, Inc. (a)                   6,016,041
       57,472  IQVIA Holdings, Inc. (a)             9,147,818
       11,009  Mettler-Toledo International,
                  Inc. (a)                          8,331,061
       76,789  PerkinElmer, Inc.                    6,613,069
       25,190  Thermo Fisher Scientific, Inc.       6,994,759
                                              ---------------
                                                   37,102,748
                                              ---------------
               MACHINERY -- 2.2%
       44,644  Deere & Co.                          7,395,279
       22,091  Fortive Corp.                        1,680,021
       42,975  IDEX Corp.                           7,229,254
       88,448  Xylem, Inc.                          7,101,490
                                              ---------------
                                                   23,406,044
                                              ---------------
               MEDIA -- 0.9%
      379,766  Altice USA, Inc., Class A (a)        9,801,760
                                              ---------------
               MULTI-UTILITIES -- 1.6%
       49,248  Ameren Corp.                         3,727,581
       63,874  CMS Energy Corp.                     3,718,744
       62,527  NiSource, Inc.                       1,856,427


Page 58                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES (CONTINUED)
       30,615  Public Service Enterprise
                  Group, Inc.                 $     1,749,647
       64,800  WEC Energy Group, Inc.               5,537,808
                                              ---------------
                                                   16,590,207
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.0%
       54,038  Cheniere Energy, Inc. (a)            3,520,576
       29,520  ConocoPhillips                       1,744,042
       42,785  Continental Resources, Inc. (a)      1,590,318
       19,330  EOG Resources, Inc.                  1,659,480
      116,373  Hess Corp.                           7,545,625
       26,171  ONEOK, Inc.                          1,834,064
       24,040  Pioneer Natural Resources Co.        3,318,482
                                              ---------------
                                                   21,212,587
                                              ---------------
               PERSONAL PRODUCTS -- 0.9%
       40,400  Estee Lauder (The) Cos., Inc.,
                  Class A                           7,441,276
       42,114  Herbalife Nutrition Ltd. (a)         1,727,516
                                              ---------------
                                                    9,168,792
                                              ---------------
               PHARMACEUTICALS -- 1.4%
       16,254  Eli Lilly and Co.                    1,770,873
       44,114  Merck & Co., Inc.                    3,661,021
       41,568  Pfizer, Inc.                         1,614,501
       65,184  Zoetis, Inc.                         7,488,990
                                              ---------------
                                                   14,535,385
                                              ---------------
               PROFESSIONAL SERVICES -- 2.3%
       16,690  CoStar Group, Inc. (a)              10,271,026
       73,492  TransUnion                           6,084,403
       50,511  Verisk Analytics, Inc.               7,663,529
                                              ---------------
                                                   24,018,958
                                              ---------------
               ROAD & RAIL -- 2.1%
       69,825  CSX Corp.                            4,915,680
       37,113  Norfolk Southern Corp.               7,093,037
       36,195  Old Dominion Freight Line, Inc.      6,043,841
       21,873  Union Pacific Corp.                  3,936,046
                                              ---------------
                                                   21,988,604
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.8%
      304,488  Advanced Micro Devices,
                  Inc. (a)                          9,271,660
       32,771  Analog Devices, Inc.                 3,849,282
       12,850  Broadcom, Inc.                       3,726,371
       15,235  KLA Corp.                            2,076,835
       28,759  Lam Research Corp.                   5,999,415
       62,310  Microchip Technology, Inc.           5,883,310
       15,692  Texas Instruments, Inc.              1,961,657
       62,736  Xilinx, Inc.                         7,165,079
                                              ---------------
                                                   39,933,609
                                              ---------------
               SOFTWARE -- 7.8%
       25,107  Adobe, Inc. (a)                      7,503,478
       36,119  ANSYS, Inc. (a)                      7,336,491
       33,164  Autodesk, Inc. (a)                   5,179,222


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
      130,592  Cadence Design Systems,
                  Inc. (a)                    $     9,652,055
       23,438  Fortinet, Inc. (a)                   1,882,306
       20,673  Intuit, Inc.                         5,732,830
       40,328  Microsoft Corp.                      5,495,497
       33,678  ServiceNow, Inc. (a)                 9,341,940
       42,961  Splunk, Inc. (a)                     5,813,053
       93,774  SS&C Technologies Holdings,
                  Inc.                              4,496,463
       71,857  Synopsys, Inc. (a)                   9,539,735
       10,770  VMware, Inc., Class A                1,879,257
       35,985  Workday, Inc., Class A (a)           7,196,280
                                              ---------------
                                                   81,048,607
                                              ---------------
               SPECIALTY RETAIL -- 5.4%
        8,411  AutoZone, Inc. (a)                   9,445,890
       31,751  Burlington Stores, Inc. (a)          5,738,993
       35,572  Home Depot (The), Inc.               7,601,381
       17,846  Lowe's Cos., Inc.                    1,809,584
       10,014  O'Reilly Automotive, Inc. (a)        3,812,931
       54,504  Ross Stores, Inc.                    5,779,059
       69,950  TJX (The) Cos., Inc.                 3,816,472
       84,993  Tractor Supply Co.                   9,248,088
       26,657  Ulta Beauty, Inc. (a)                9,309,957
                                              ---------------
                                                   56,562,355
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.6%
       27,294  Apple, Inc.                          5,814,714
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.7%
      226,996  Fastenal Co.                         6,991,477
                                              ---------------
               WATER UTILITIES -- 0.5%
       46,571  American Water Works Co., Inc.       5,345,419
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.6%
       72,867  T-Mobile US, Inc. (a)                5,809,686
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,041,257,300
               (Cost $898,104,613)            ---------------

               MONEY MARKET FUNDS -- 0.1%
      162,421  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)                       162,421
      948,555  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio Institutional
                  Class - 2.15% (c)                   948,555
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.1%                           1,110,976
               (Cost $1,110,976)              ---------------


                        See Notes to Financial Statements                Page 59

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JULY 31, 2019

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$   1,329,624  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $1,329,718.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $1,356,685. (d)          $     1,329,624
               (Cost $1,329,624)              ---------------

               TOTAL INVESTMENTS -- 100.2%      1,043,697,900
               (Cost $900,545,213) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%            (1,972,164)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,041,725,736
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,458,600 and the total value of the collateral held by the Fund is $1,492,045.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $903,248,890. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $150,830,745 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,381,735. The net unrealized appreciation was $140,449,010.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $1,041,257,300   $         --   $         --
Money Market
   Funds                   1,110,976             --             --
Repurchase
   Agreements                     --      1,329,624             --
                      --------------------------------------------
Total Investments     $1,042,368,276   $  1,329,624   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,458,600
Non-cash Collateral(2)                             (1,458,600)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,329,624
Non-cash Collateral(4)                             (1,329,624)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 60                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.3%
        8,519  Arconic, Inc.                  $       213,316
          292  Curtiss-Wright Corp.                    37,058
          828  General Dynamics Corp.                 153,958
          496  Huntington Ingalls Industries,
                  Inc.                                113,237
          202  Lockheed Martin Corp.                   73,158
          397  Moog, Inc., Class A                     32,340
          227  Northrop Grumman Corp.                  78,444
          913  Spirit AeroSystems Holdings,
                  Inc., Class A                        70,155
        5,679  Textron, Inc.                          279,975
                                              ---------------
                                                    1,051,641
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.6%
        2,401  Atlas Air Worldwide Holdings,
                  Inc. (a)                            109,605
          869  C.H. Robinson Worldwide, Inc.           72,761
        2,042  Hub Group, Inc., Class A (a)            92,605
          710  United Parcel Service, Inc.,
                  Class B                              84,824
        2,571  XPO Logistics, Inc. (a)                173,491
                                              ---------------
                                                      533,286
                                              ---------------
               AIRLINES -- 1.9%
        1,744  Alaska Air Group, Inc.                 110,500
          440  Allegiant Travel Co.                    65,934
        2,249  American Airlines Group, Inc.           68,617
        5,308  Delta Air Lines, Inc.                  324,000
        3,907  Hawaiian Holdings, Inc.                101,543
        6,028  JetBlue Airways Corp. (a)              115,919
        3,062  SkyWest, Inc.                          185,894
        5,932  Southwest Airlines Co.                 305,676
        3,441  United Airlines Holdings,
                  Inc. (a)                            316,262
                                              ---------------
                                                    1,594,345
                                              ---------------
               AUTO COMPONENTS -- 1.7%
        6,719  American Axle & Manufacturing
                  Holdings, Inc. (a)                   81,098
          907  Aptiv PLC                               79,498
        4,425  BorgWarner, Inc.                       167,265
        2,717  Cooper Tire & Rubber Co.                73,142
        2,339  Cooper-Standard Holdings,
                  Inc. (a)                            115,734
        4,299  Dana, Inc.                              71,836
        4,529  Gentex Corp.                           124,185
       12,141  Goodyear Tire & Rubber (The)
                  Co.                                 166,696
          701  LCI Industries                          64,233
        2,704  Lear Corp.                             342,813
          464  Standard Motor Products, Inc.           21,349
        7,730  Tenneco, Inc., Class A                  69,879
        1,077  Visteon Corp. (a)                       70,953
                                              ---------------
                                                    1,448,681
                                              ---------------
               AUTOMOBILES -- 1.0%
       14,722  Ford Motor Co.                         140,301
        9,772  General Motors Co.                     394,202
        3,111  Harley-Davidson, Inc.                  111,312


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               AUTOMOBILES (CONTINUED)
        1,271  Thor Industries, Inc.          $        75,752
        2,218  Winnebago Industries, Inc.              89,385
                                              ---------------
                                                      810,952
                                              ---------------
               BANKS -- 9.4%
          924  1st Source Corp.                        43,382
        1,094  Ameris Bancorp                          43,508
        7,029  Associated Banc-Corp.                  152,318
          595  Atlantic Union Bankshares Corp.         22,628
        1,279  BancorpSouth Bank                       38,229
        7,585  Bank of America Corp.                  232,708
        4,939  Bank OZK                               151,035
        2,202  BankUnited, Inc.                        75,771
        4,477  BB&T Corp.                             230,700
        1,366  Berkshire Hills Bancorp, Inc.           44,805
          984  BOK Financial Corp.                     82,341
        3,551  Boston Private Financial
                  Holdings, Inc.                       40,979
        1,367  Brookline Bancorp, Inc.                 20,273
        2,061  Cadence BanCorp                         35,326
        2,069  Cathay General Bancorp                  77,008
        2,828  CIT Group, Inc.                        142,955
        4,301  Citigroup, Inc.                        306,059
        8,519  Citizens Financial Group, Inc.         317,418
        1,027  Columbia Banking System, Inc.           38,728
        3,028  Comerica, Inc.                         221,650
          397  Cullen/Frost Bankers, Inc.              37,691
          389  Eagle Bancorp, Inc.                     15,681
        2,383  East West Bancorp, Inc.                114,408
       12,625  F.N.B. Corp.                           152,131
          575  FB Financial Corp.                      21,856
       10,796  Fifth Third Bancorp                    320,533
        1,623  First Busey Corp.                       43,870
          165 First Citizens BancShares, Inc.,
                  Class A                              77,058
        3,182  First Commonwealth Financial
                  Corp.                                43,816
        2,872  First Hawaiian, Inc.                    76,855
        9,953  First Horizon National Corp.           163,229
          531  First Interstate BancSystem,
                  Inc., Class A                        21,256
        2,094  First Midwest Bancorp, Inc.             45,293
        2,269  Fulton Financial Corp.                  38,573
        1,766  Great Western Bancorp, Inc.             59,726
        2,782  Hancock Whitney Corp.                  115,509
          958  Heartland Financial USA, Inc.           46,070
        2,015  Hilltop Holdings, Inc.                  45,700
        3,858  Home BancShares, Inc.                   75,887
        4,578  Hope Bancorp, Inc.                      67,525
       15,917  Huntington Bancshares, Inc.            226,817
        1,469  IBERIABANK Corp.                       115,419
          383  Independent Bank Group, Inc.            21,758
        1,673  International Bancshares Corp.          62,955
        3,332  Investors Bancorp, Inc.                 37,852
        1,967  JPMorgan Chase & Co.                   228,172
       12,393  KeyCorp                                227,659
          886  M&T Bank Corp.                         145,525
          561  NBT Bancorp, Inc.                       21,711


                        See Notes to Financial Statements                Page 61

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        1,803  OFG Bancorp                    $        40,802
        4,479  Old National Bancorp                    78,875
        2,043  Pacific Premier Bancorp, Inc.           64,620
        3,827  PacWest Bancorp                        147,837
        2,214  People's United Financial, Inc.         36,354
        1,293  Pinnacle Financial Partners,
                  Inc.                                 78,537
        1,602  PNC Financial Services Group
                  (The), Inc.                         228,926
        2,740  Popular, Inc.                          157,714
        1,125  Prosperity Bancshares, Inc.             78,064
       20,162  Regions Financial Corp.                321,181
        1,193  Renasant Corp.                          42,817
        1,144  S&T Bancorp, Inc.                       43,552
          615  Signature Bank                          78,388
        2,712  Simmons First National Corp.,
                  Class A                              69,834
          582  South State Corp.                       46,601
        2,123  Synovus Financial Corp.                 81,035
        2,711  TCF Financial Corp. (a)                113,970
        1,211  Texas Capital Bancshares,
                  Inc. (a)                             76,208
        1,571  TowneBank                               44,208
          556  TriCo Bancshares                        20,989
          632  Trustmark Corp.                         22,461
        1,399  U.S. Bancorp                            79,953
        6,718  Umpqua Holdings Corp.                  117,296
        1,002  United Bankshares, Inc.                 37,665
        1,501  United Community Banks, Inc.            43,079
       10,339  Valley National Bancorp                115,383
        6,366  Wells Fargo & Co.                      308,178
        1,112  WesBanco, Inc.                          40,677
        1,661  Western Alliance Bancorp (a)            82,120
        1,016  Wintrust Financial Corp.                72,685
        3,232  Zions Bancorp N.A.                     145,666
                                              ---------------
                                                    7,904,031
                                              ---------------
               BEVERAGES -- 0.5%
          317  MGP Ingredients, Inc.                   15,847
        6,724  Molson Coors Brewing Co.,
                  Class B                             363,029
                                              ---------------
                                                      378,876
                                              ---------------
               BIOTECHNOLOGY -- 0.2%
        2,229  Gilead Sciences, Inc.                  146,044
                                              ---------------
               BUILDING PRODUCTS -- 1.2%
          788  A.O. Smith Corp.                        35,815
          746  American Woodmark Corp. (a)             63,298
          484  Apogee Enterprises, Inc.                19,631
        5,085  Builders FirstSource, Inc. (a)          87,360
       10,821  Cornerstone Building Brands,
                  Inc. (a)                             62,978
          521  Gibraltar Industries, Inc. (a)          21,590
        2,019  JELD-WEN Holding, Inc. (a)              44,236
        5,325  Johnson Controls International
                  PLC                                 225,993
        1,869  Masco Corp.                             76,199
        3,192  Owens Corning                          185,136


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BUILDING PRODUCTS (CONTINUED)
        1,743  Patrick Industries, Inc. (a)   $        79,952
        1,658  Universal Forest Products, Inc.         67,033
                                              ---------------
                                                      969,221
                                              ---------------
               CAPITAL MARKETS -- 3.4%
          764  Artisan Partners Asset
                  Management, Inc., Class A            22,607
        6,823  Bank of New York Mellon (The)
                  Corp.                               320,135
       12,062  BGC Partners, Inc., Class A             66,462
        3,377  E*TRADE Financial Corp.                164,764
        1,723  Eaton Vance Corp.                       76,673
        1,143  Federated Investors, Inc.,
                  Class B                              39,719
        8,656  Franklin Resources, Inc.               282,445
        1,472  Goldman Sachs Group (The),
                  Inc.                                324,031
        5,447  Invesco Ltd.                           104,528
        3,241  Lazard Ltd., Class A                   125,459
          602  Moelis & Co., Class A                   21,937
        6,876  Morgan Stanley                         306,395
          577  Piper Jaffray Cos.                      44,602
        1,781  Raymond James Financial, Inc.          143,673
          662  SEI Investments Co.                     39,449
        5,373  State Street Corp.                     312,118
        1,887  Stifel Financial Corp.                 112,861
        2,005  T. Rowe Price Group, Inc.              227,347
        6,429  Waddell & Reed Financial, Inc.,
                  Class A                             112,508
                                              ---------------
                                                    2,847,713
                                              ---------------
               CHEMICALS -- 4.1%
        4,387  AdvanSix, Inc. (a)                     112,483
          324  Air Products & Chemicals, Inc.          73,959
        2,111  Albemarle Corp.                        154,019
        3,115  Cabot Corp.                            139,303
        2,794  Celanese Corp.                         313,403
        5,016  DuPont de Nemours, Inc.                361,955
        4,838  Eastman Chemical Co.                   364,543
        1,360  H.B. Fuller Co.                         65,022
        9,088  Huntsman Corp.                         186,758
          230  Innospec, Inc.                          21,477
        5,596  Kronos Worldwide, Inc.                  75,042
        4,372  LyondellBasell Industries N.V.,
                  Class A                             365,893
        2,003  Minerals Technologies, Inc.            106,660
       15,043  Mosaic (The) Co.                       378,933
        8,478  Olin Corp.                             170,153
        1,366  PolyOne Corp.                           44,764
          506  Sensient Technologies Corp.             34,494
          686  Stepan Co.                              68,017
        2,025  Trinseo S.A.                            78,590
        5,421  Westlake Chemical Corp.                366,297
                                              ---------------
                                                    3,481,765
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.0%
          526  ABM Industries, Inc.                    22,139
       13,617  ACCO Brands Corp.                      133,174


Page 62                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
       24,281  ADT, Inc. (b)                  $       154,184
        2,109  Deluxe Corp.                            94,104
          959  Herman Miller, Inc.                     43,481
        1,783  HNI Corp.                               61,050
        1,372  Interface, Inc.                         19,016
        1,865  Knoll, Inc.                             45,226
        2,460  Matthews International Corp.,
                  Class A                              84,009
       10,015  Pitney Bowes, Inc.                      40,561
        3,689  Steelcase, Inc., Class A                62,381
          335  UniFirst Corp.                          65,952
                                              ---------------
                                                      825,277
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
        1,340  Cisco Systems, Inc.                     74,236
        7,085  CommScope Holding Co.,
                  Inc. (a)                            101,174
        1,423  EchoStar Corp., Class A (a)             64,775
        8,260  Juniper Networks, Inc.                 223,185
                                              ---------------
                                                      463,370
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.7%
        1,963  AECOM (a)                               70,570
          728  Dycom Industries, Inc. (a)              40,156
          843  EMCOR Group, Inc.                       71,141
        1,103  Fluor Corp.                             35,859
        2,884  MasTec, Inc. (a)                       148,007
        4,096  Primoris Services Corp.                 85,852
        3,891  Quanta Services, Inc.                  145,601
                                              ---------------
                                                      597,186
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.0%
        1,092  Summit Materials, Inc.,
                  Class A (a)                          20,136
                                              ---------------
               CONSUMER FINANCE -- 2.5%
       12,150  Ally Financial, Inc.                   399,857
        4,149  Capital One Financial Corp.            383,451
        1,941  Discover Financial Services            174,185
        2,531  Encore Capital Group, Inc. (a)          91,065
       10,887  Navient Corp.                          154,051
        1,065  Nelnet, Inc., Class A                   66,626
        5,494  OneMain Holdings, Inc.                 227,726
        1,523  PRA Group, Inc. (a)                     47,411
        6,202  Santander Consumer USA
                  Holdings, Inc.                      166,896
       11,466  SLM Corp.                              104,455
        8,688  Synchrony Financial                    311,726
                                              ---------------
                                                    2,127,449
                                              ---------------
               CONTAINERS & PACKAGING -- 1.6%
        1,413  Berry Global Group, Inc. (a)            63,656
        7,972  Graphic Packaging Holding Co.          118,464
        2,634  Greif, Inc., Class A                    92,085
        6,953  International Paper Co.                305,306
        6,453  Owens-Illinois, Inc.                   109,507


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CONTAINERS & PACKAGING
                  (CONTINUED)
        1,559  Packaging Corp. of America     $       157,412
          868  Sealed Air Corp.                        36,274
        2,428  Silgan Holdings, Inc.                   72,986
          569  Sonoco Products Co.                     34,157
       10,324  WestRock Co.                           372,180
                                              ---------------
                                                    1,362,027
                                              ---------------
               DISTRIBUTORS -- 0.1%
        2,792  LKQ Corp. (a)                           75,189
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.4%
        1,649  Adtalem Global Education,
                  Inc. (a)                             78,113
          269  Graham Holdings Co., Class B           199,795
        4,016  Laureate Education, Inc.,
                  Class A (a)                          65,822
                                              ---------------
                                                      343,730
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.8%
       14,412  AXA Equitable Holdings, Inc.           323,982
          706  Berkshire Hathaway, Inc.,
                  Class B (a)                         145,034
        2,503  FGL Holdings                            20,399
        5,796  Jefferies Financial Group, Inc.        123,629
          672  Voya Financial, Inc.                    37,746
                                              ---------------
                                                      650,790
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
       11,236  AT&T, Inc.                             382,586
        3,850  Verizon Communications, Inc.           212,789
                                              ---------------
                                                      595,375
                                              ---------------
               ELECTRIC UTILITIES -- 2.1%
          893  ALLETE, Inc.                            77,646
        2,493  Duke Energy Corp.                      216,193
        1,988  Eversource Energy                      150,810
        6,283  Exelon Corp.                           283,112
        1,713  FirstEnergy Corp.                       75,321
          853  Hawaiian Electric Industries,
                  Inc.                                 38,214
        2,338  Pinnacle West Capital Corp.            213,272
        2,057  Portland General Electric Co.          112,827
        9,714  PPL Corp.                              287,826
        3,979  Southern (The) Co.                     223,620
        1,233  Xcel Energy, Inc.                       73,499
                                              ---------------
                                                    1,752,340
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.0%
          539  Acuity Brands, Inc.                     72,344
          931  AZZ, Inc.                               43,366
        2,641  Eaton Corp. PLC                        217,064
        2,257  Emerson Electric Co.                   146,434
        1,463  Encore Wire Corp.                       80,348
          542  EnerSys                                 36,916
          285  Hubbell, Inc.                           37,016
        1,819  Regal Beloit Corp.                     144,829
          448  Rockwell Automation, Inc.               72,029
                                              ---------------
                                                      850,346
                                              ---------------


                        See Notes to Financial Statements                Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.1%
        1,436  Anixter International,
                  Inc. (a)                    $        92,421
        2,606  Arrow Electronics, Inc. (a)            189,222
        3,283  Avnet, Inc.                            149,114
       11,190  AVX Corp.                              170,424
        1,439  Belden, Inc.                            65,417
        3,413  Benchmark Electronics, Inc.             92,356
          817  Coherent, Inc. (a)                     113,440
        9,065  Corning, Inc.                          278,749
          915  ePlus, Inc. (a)                         69,448
        1,084  Insight Enterprises, Inc. (a)           59,642
          241  IPG Photonics Corp. (a)                 31,573
        2,351  Jabil, Inc.                             72,599
        5,697  KEMET Corp.                            114,624
        3,445  Knowles Corp. (a)                       70,106
        3,751  Methode Electronics, Inc.              112,342
        1,469  Plexus Corp. (a)                        87,714
           122 Rogers Corp. (a)                        19,357
        2,083  Sanmina Corp. (a)                       66,135
        2,633  ScanSource, Inc. (a)                    89,390
        1,510  SYNNEX Corp.                           148,795
        3,145  TE Connectivity Ltd.                   290,598
        1,421  Tech Data Corp. (a)                    144,004
       10,506  TTM Technologies, Inc. (a)             109,893
                                              ---------------
                                                    2,637,363
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.6%
        5,951  Archrock, Inc.                          65,342
        2,371  Diamond Offshore Drilling,
                  Inc. (a) (b)                         21,434
       16,558  Halliburton Co.                        380,834
        9,934  Helix Energy Solutions Group,
                  Inc. (a)                             87,022
        2,202  Helmerich & Payne, Inc.                109,395
       15,576  Mammoth Energy Services, Inc.          100,933
       29,563  Nabors Industries Ltd.                  87,506
        6,775  National Oilwell Varco, Inc.           161,381
        3,447  Oil States International,
                  Inc. (a)                             51,429
       14,863  RPC, Inc.                               91,853
        5,535  Schlumberger Ltd.                      221,234
                                              ---------------
                                                    1,378,363
                                              ---------------
               ENTERTAINMENT -- 0.9%
        3,191  Activision Blizzard, Inc.              155,529
        2,058  Cinemark Holdings, Inc.                 82,155
       12,605  Viacom, Inc., Class B                  382,562
        1,079  Walt Disney (The) Co.                  154,308
                                              ---------------
                                                      774,554
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.4%
       11,712  Apple Hospitality REIT, Inc.           183,996
        8,311  Brixmor Property Group, Inc.           157,743
        3,343  Chatham Lodging Trust                   59,706
        3,039  CoreCivic, Inc.                         51,572


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        6,101  DiamondRock Hospitality Co.    $        61,437
        4,570  Equity Commonwealth                    153,461
        3,536  GEO Group (The), Inc.                   62,976
        2,185  Global Net Lease, Inc.                  42,651
        7,430  Hospitality Properties Trust           183,595
       20,665  Host Hotels & Resorts, Inc.            359,364
        3,030  Industrial Logistics Properties
                  Trust                                64,781
        2,833  Kite Realty Group Trust                 45,073
        4,601  Mack-Cali Realty Corp.                 109,412
        3,263  Office Properties Income Trust          91,919
        2,652  Paramount Group, Inc.                   36,677
        6,740  Park Hotels & Resorts, Inc.            178,003
       10,471  RLJ Lodging Trust                      180,939
        3,540  RPT Realty                              43,365
       17,969  Senior Housing Properties Trust        147,346
        1,588  SITE Centers Corp.                      22,629
          462  SL Green Realty Corp.                   37,459
        9,343  Summit Hotel Properties, Inc.          103,801
       13,549  Sunstone Hotel Investors, Inc.         178,982
        2,644  Tanger Factory Outlet Centers,
                  Inc. (b)                             41,987
        1,144  Vornado Realty Trust                    73,582
       28,054  Washington Prime Group,
                  Inc. (b)                            101,836
        4,112  Xenia Hotels & Resorts, Inc.            88,120
                                              ---------------
                                                    2,862,412
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.4%
        3,147  Andersons (The), Inc.                   84,497
       17,343  Kroger (The) Co.                       366,978
          839  PriceSmart, Inc.                        51,179
        5,900  Sprouts Farmers Market,
                  Inc. (a)                             99,887
        2,078  US Foods Holding Corp. (a)              73,499
        6,887  Walgreens Boots Alliance, Inc.         375,273
        2,943  Weis Markets, Inc.                     107,272
                                              ---------------
                                                    1,158,585
                                              ---------------
               FOOD PRODUCTS -- 1.6%
        7,383  Archer-Daniels-Midland Co.             303,294
        4,122  B&G Foods, Inc. (b)                     75,350
        2,001  Bunge Ltd.                             116,918
        5,679  Conagra Brands, Inc.                   163,953
        1,868  Darling Ingredients, Inc. (a)           37,977
          780  Fresh Del Monte Produce, Inc.           23,657
        1,801  Ingredion, Inc.                        139,199
        1,307  J.M. Smucker (The) Co.                 145,325
        1,369  Kellogg Co.                             79,703
        3,731  Tyson Foods, Inc., Class A             296,615
                                              ---------------
                                                    1,381,991
                                              ---------------
               GAS UTILITIES -- 0.3%
          695  Atmos Energy Corp.                      75,783
          829  Southwest Gas Holdings, Inc.            73,706
          885  Spire, Inc.                             72,933
        1,373  UGI Corp.                               70,147
                                              ---------------
                                                      292,569
                                              ---------------


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.9%
          685  AMN Healthcare Services,
                  Inc. (a)                    $        36,565
          260  Anthem, Inc.                            76,599
        4,670  Cardinal Health, Inc.                  213,559
        2,872  Centene Corp. (a)                      149,602
          956  Cigna Corp.                            162,444
        1,049  Henry Schein, Inc. (a)                  69,800
          871  Laboratory Corp. of America
                  Holdings (a)                        145,910
          283  Magellan Health, Inc. (a)               19,906
        1,056  National HealthCare Corp.               92,506
          918  Patterson Cos., Inc.                    18,176
        1,479  Quest Diagnostics, Inc.                150,976
        2,701  Select Medical Holdings
                  Corp. (a)                            45,215
        5,215  Tivity Health, Inc. (a)                 91,002
        2,310  Universal Health Services,
                  Inc., Class B                       348,487
                                              ---------------
                                                    1,620,747
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.1%
        1,000  Cerner Corp.                            71,650
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.0%
        3,091  Aramark                                111,863
        2,758  Boyd Gaming Corp.                       73,059
        8,089  Carnival Corp.                         382,044
          980  Cheesecake Factory (The), Inc.          42,218
          218  Cracker Barrel Old Country
                  Store, Inc.                          37,869
        3,503  Hilton Grand Vacations,
                  Inc. (a)                            114,548
          976  Hyatt Hotels Corp., Class A             75,494
        2,566  MGM Resorts International               77,031
        5,617  Norwegian Cruise Line
                  Holdings Ltd. (a)                   277,705
        7,716  Penn National Gaming, Inc. (a)         150,616
          979  Red Rock Resorts, Inc., Class A         20,402
        2,485  Royal Caribbean Cruises Ltd.           289,105
        1,587  Yum China Holdings, Inc.                72,209
                                              ---------------
                                                    1,724,163
                                              ---------------
               HOUSEHOLD DURABLES -- 3.1%
          133  Cavco Industries, Inc. (a)              23,587
        8,730  D.R. Horton, Inc.                      400,969
        1,887  Garmin Ltd.                            148,299
          355  Installed Building Products,
                  Inc. (a)                             18,914
        4,165  KB Home                                109,414
        1,398  La-Z-Boy, Inc.                          46,120
          968  Leggett & Platt, Inc.                   38,691
        7,770  Lennar Corp., Class A                  369,619
          883  LGI Homes, Inc. (a)                     62,066
        3,269  M.D.C. Holdings, Inc.                  118,142
        2,087  Meritage Homes Corp. (a)               131,084
        2,553  Mohawk Industries, Inc. (a)            318,334
           45  NVR, Inc. (a)                          150,486


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOUSEHOLD DURABLES (CONTINUED)
        5,874  PulteGroup, Inc.               $       185,090
        4,090  Taylor Morrison Home Corp. (a)          92,107
        5,072  Toll Brothers, Inc.                    182,440
          254  TopBuild Corp. (a)                      20,607
        8,953  TRI Pointe Group, Inc. (a)             122,567
        4,505  Tupperware Brands Corp.                 68,972
                                              ---------------
                                                    2,607,508
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
        3,479  Central Garden & Pet Co.,
                  Class A (a)                          95,846
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.0%
        1,247  Clearway Energy, Inc., Class C          22,471
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
          423  3M Co.                                  73,906
          265  Carlisle Cos., Inc.                     38,216
          420  Honeywell International, Inc.           72,433
                                              ---------------
                                                      184,555
                                              ---------------
               INSURANCE -- 5.7%
        2,748  Aflac, Inc.                            144,655
          108  Alleghany Corp. (a)                     74,059
        1,481  Allstate (The) Corp.                   159,060
        4,104  American Equity Investment
                  Life Holding Co.                    105,883
          363  American Financial Group, Inc.          37,164
        4,129  American International Group,
                  Inc.                                231,183
        1,595  American National Insurance
                  Co.                                 193,027
          330  AMERISAFE, Inc.                         21,470
        4,062  Arch Capital Group Ltd. (a)            157,159
          284  Argo Group International
                  Holdings Ltd.                        19,437
        3,531  Assured Guaranty Ltd.                  154,269
        4,314  Athene Holding Ltd.,
                  Class A (a)                         176,270
        1,013  Brighthouse Financial, Inc. (a)         39,679
          498  Chubb Ltd.                              76,114
          707  Cincinnati Financial Corp.              75,882
        2,028  Employers Holdings, Inc.                89,029
          640  Enstar Group Ltd. (a)                  113,376
          330  FBL Financial Group, Inc.,
                  Class A                              20,691
        5,458  Fidelity National Financial,
                  Inc.                                234,039
        2,767  First American Financial Corp.         159,988
        3,948  Hartford Financial Services
                  Group (The), Inc.                   227,523
        4,674  Lincoln National Corp.                 305,399
        1,341  Loews Corp.                             71,797
        4,429  MetLife, Inc.                          218,881
        6,478  National General Holdings Corp.        160,201
          334  National Western Life Group,
                  Inc., Class A                        89,846
        6,640  Old Republic International
                  Corp.                               151,459
        3,798  Principal Financial Group, Inc.        220,436
          582  ProAssurance Corp.                      22,750


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        2,178  Prudential Financial, Inc.     $       220,653
        1,410  Reinsurance Group of America,
                  Inc.                                219,847
          451  Safety Insurance Group, Inc.            44,496
        1,684  Torchmark Corp.                        153,783
        1,007  Travelers (The) Cos., Inc.             147,646
        2,215  Unum Group                              70,769
        1,112  W.R. Berkley Corp.                      77,162
          145  White Mountains Insurance
                  Group Ltd.                          156,020
                                              ---------------
                                                    4,841,102
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.1%
        3,199  Cars.com, Inc. (a)                      60,781
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.7%
        3,813  eBay, Inc.                             157,058
       30,389  Qurate Retail, Inc.,
                  Series A (a)                        429,700
                                              ---------------
                                                      586,758
                                              ---------------
               IT SERVICES -- 1.7%
          397  Accenture PLC, Class A                  76,454
        1,570  Alliance Data Systems Corp.            246,364
          182  CACI International, Inc.,
                  Class A (a)                          39,157
        3,470  Cognizant Technology Solutions
                  Corp., Class A                      226,036
          431  CSG Systems International, Inc.         22,084
        6,827  DXC Technology Co.                     380,742
        1,092  International Business Machines
                  Corp.                               161,878
          843  KBR, Inc.                               22,238
          465  Leidos Holdings, Inc.                   38,177
          319  ManTech International Corp.,
                  Class A                              21,941
          512  MAXIMUS, Inc.                           37,637
        1,311  NIC, Inc.                               23,782
        1,587  Perspecta, Inc.                         37,025
        1,538  Presidio, Inc.                          21,532
        2,297  Sykes Enterprises, Inc. (a)             64,982
                                              ---------------
                                                    1,420,029
                                              ---------------
               LEISURE PRODUCTS -- 0.3%
          801  Acushnet Holdings Corp.                 20,474
          810  Brunswick Corp.                         39,820
        2,498  Callaway Golf Co.                       45,813
          814  Polaris Industries, Inc.                77,061
        1,158  Sturm Ruger & Co., Inc.                 65,427
                                              ---------------
                                                      248,595
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.1%
          982  Agilent Technologies, Inc.              68,160
          916  Cambrex Corp. (a)                       40,121
                                              ---------------
                                                      108,281
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY -- 3.5%
        1,437  AGCO Corp.                     $       110,649
          631  Alamo Group, Inc.                       61,769
        1,195  Altra Industrial Motion Corp.           34,332
        1,978  Barnes Group, Inc.                     102,935
        1,614  Caterpillar, Inc.                      212,515
        1,325  Colfax Corp. (a)                        36,676
        1,336  Crane Co.                              111,823
        1,758  Cummins, Inc.                          288,312
          329  EnPro Industries, Inc.                  23,372
        3,525  Greenbrier (The) Cos., Inc.            101,908
        1,878  Hillenbrand, Inc.                       63,270
          486  Illinois Tool Works, Inc.               74,956
          579  Ingersoll-Rand PLC                      71,599
          567  ITT, Inc.                               35,392
          174  John Bean Technologies Corp.            20,647
        5,022  Kennametal, Inc.                       173,661
        3,535  Meritor, Inc. (a)                       87,420
        3,106  Milacron Holdings Corp. (a)             52,305
        1,464  Mueller Industries, Inc.                44,198
        1,780  Oshkosh Corp.                          148,755
        4,203  PACCAR, Inc.                           294,798
        1,294  Parker-Hannifin Corp.                  226,553
        1,819  Snap-on, Inc.                          277,598
          344  Tennant Co.                             26,182
        2,894  Timken (The) Co.                       132,285
        7,162  Trinity Industries, Inc.               140,375
          226  Watts Water Technologies, Inc.,
                  Class A                              20,980
                                              ---------------
                                                    2,975,265
                                              ---------------
               MARINE -- 0.1%
        1,624  Matson, Inc.                            66,438
                                              ---------------
               MEDIA -- 2.1%
        7,546  CBS Corp., Class B                     388,695
          186  Charter Communications, Inc.,
                  Class A (a)                          71,681
        5,203  Comcast Corp., Class A                 224,614
        9,812  Discovery, Inc., Class A (a)           297,402
        3,869  DISH Network Corp.,
                  Class A (a)                         131,004
        2,804  E.W. Scripps (The) Co., Class A         42,985
       10,506  Gannett Co., Inc.                      107,687
        1,645  Interpublic Group of Cos.
                  (The), Inc.                          37,703
        1,376  John Wiley & Sons, Inc.,
                  Class A                              62,622
        6,483  Liberty Latin America Ltd.,
                  Class C (a)                         106,321
        5,508  News Corp., Class A                     72,485
        2,579  Scholastic Corp.                        88,124
        1,176  Sinclair Broadcast Group, Inc.,
                  Class A                              59,094
        5,659  TEGNA, Inc.                             85,960
                                              ---------------
                                                    1,776,377
                                              ---------------
               METALS & MINING -- 2.7%
       26,618  AK Steel Holding Corp. (a)              75,063
        6,348  Alcoa Corp. (a)                        142,766


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
        4,423  Allegheny Technologies,
                  Inc. (a)                    $        96,289
        1,787  Carpenter Technology Corp.              80,433
       13,927  Cleveland-Cliffs, Inc. (b)             148,462
        4,845  Coeur Mining, Inc. (a)                  22,287
        4,803  Commercial Metals Co.                   84,100
          383  Compass Minerals International,
                  Inc.                                 21,391
       32,431  Freeport-McMoRan, Inc.                 358,687
       35,047  Hecla Mining Co.                        64,837
          646  Kaiser Aluminum Corp.                   62,190
        6,833  Nucor Corp.                            371,578
        1,963  Reliance Steel & Aluminum Co.          196,202
        6,151  Steel Dynamics, Inc.                   193,818
       12,133  United States Steel Corp.              182,359
        4,103  Warrior Met Coal, Inc.                 101,508
        1,567  Worthington Industries, Inc.            63,025
                                              ---------------
                                                    2,264,995
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.5%
        4,662  Apollo Commercial Real Estate
                  Finance, Inc.                        87,739
        3,938  Chimera Investment Corp.                75,925
       20,697  MFA Financial, Inc.                    148,604
        4,828  New Residential Investment
                  Corp.                                75,751
                                              ---------------
                                                      388,019
                                              ---------------
               MULTILINE RETAIL -- 1.5%
        3,746  Big Lots, Inc.                          95,898
        1,721  Dillard's, Inc., Class A (b)           125,254
          542  Dollar General Corp.                    72,639
        7,918  Kohl's Corp.                           426,463
        8,656  Macy's, Inc.                           196,751
        3,498  Nordstrom, Inc.                        115,819
        2,540  Target Corp.                           219,456
                                              ---------------
                                                    1,252,280
                                              ---------------
               MULTI-UTILITIES -- 0.9%
        3,332  Avista Corp.                           153,372
        5,261  CenterPoint Energy, Inc.               152,622
        2,509  Consolidated Edison, Inc.              213,165
        1,178  DTE Energy Co.                         149,735
        1,545  NorthWestern Corp.                     108,026
                                              ---------------
                                                      776,920
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 7.8%
       33,590  Antero Resources Corp. (a)             154,850
        7,593  Apache Corp.                           185,421
        1,137  Arch Coal, Inc., Class A               101,375
       16,262  Callon Petroleum Co. (a)                80,009
       10,695  Carrizo Oil & Gas, Inc. (a)            101,923
       95,257  Chesapeake Energy Corp. (a) (b)        172,415
        3,026  Chevron Corp.                          372,531
        3,131  Cimarex Energy Co.                     158,648
       14,660  CNX Resources Corp. (a)                120,505
        2,919  Concho Resources, Inc.                 285,128


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
        2,065  Contura Energy, Inc. (a)       $        73,989
        4,584  Delek US Holdings, Inc.                197,479
       86,423  Denbury Resources, Inc. (a)             97,658
       13,202  Devon Energy Corp.                     356,454
        9,399  EQT Corp.                              142,019
        3,931  Exxon Mobil Corp.                      292,309
       21,826  Gulfport Energy Corp. (a)               82,502
        8,136  HollyFrontier Corp.                    404,929
        7,213  Kinder Morgan, Inc.                    148,732
       26,497  Marathon Oil Corp.                     372,813
        6,738  Marathon Petroleum Corp.               379,956
        7,536  Murphy Oil Corp.                       181,165
        6,724  Noble Energy, Inc.                     148,466
       15,094  Oasis Petroleum, Inc. (a)               73,508
        5,935  PBF Energy, Inc., Class A              165,765
        7,708  Peabody Energy Corp.                   162,330
        4,025  Phillips 66                            412,804
        7,144  SemGroup Corp., Class A                 90,514
        8,559  SM Energy Co.                           85,333
       33,913  Southwestern Energy Co. (a)             74,609
       21,606  SRC Energy, Inc. (a)                    88,152
        4,456  Talos Energy, Inc. (a)                  91,704
        1,868  Targa Resources Corp.                   72,684
        4,398  Valero Energy Corp.                    374,930
        9,944  Whiting Petroleum Corp. (a)            175,810
        1,754  World Fuel Services Corp.               68,476
                                              ---------------
                                                    6,547,895
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.6%
        1,525  Boise Cascade Co.                       41,175
        4,171  Domtar Corp.                           177,059
        7,084  Louisiana-Pacific Corp.                185,176
        2,584  Schweitzer-Mauduit
                  International, Inc.                  88,967
                                              ---------------
                                                      492,377
                                              ---------------
               PERSONAL PRODUCTS -- 0.2%
        3,181  Edgewell Personal Care Co. (a)          96,798
          753  Nu Skin Enterprises, Inc.,
                  Class A                              30,105
                                              ---------------
                                                      126,903
                                              ---------------
               PHARMACEUTICALS -- 0.8%
        4,850  Bristol-Myers Squibb Co.               215,388
       19,775  Mylan N.V. (a)                         413,298
          780  Perrigo Co. PLC                         42,128
                                              ---------------
                                                      670,814
                                              ---------------
               PROFESSIONAL SERVICES -- 0.5%
        1,226  ASGN, Inc. (a)                          77,299
        2,188  CBIZ, Inc. (a)                          51,134
          289  ICF International, Inc.                 24,620
        1,154  ManpowerGroup, Inc.                    105,418
          907  Navigant Consulting, Inc.               22,095
          652  Robert Half International, Inc.         39,387
        3,886  TrueBlue, Inc. (a)                      76,826
                                              ---------------
                                                      396,779
                                              ---------------


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.4%
        2,936  CBRE Group, Inc., Class A (a)  $       155,637
          792  Jones Lang LaSalle, Inc.               115,387
       14,802  Realogy Holdings Corp.                  77,118
                                              ---------------
                                                      348,142
                                              ---------------
               ROAD & RAIL -- 1.9%
          294  AMERCO                                 113,778
        3,812  ArcBest Corp.                          114,093
          598  Avis Budget Group, Inc. (a)             21,761
          371  Genesee & Wyoming, Inc.,
                  Class A (a)                          40,740
        4,744  Heartland Express, Inc.                 94,121
        2,406  J.B. Hunt Transport Services,
                  Inc.                                246,302
        1,236  Kansas City Southern                   152,943
        5,656  Knight-Swift Transportation
                  Holdings, Inc.                      202,711
        5,904  Marten Transport Ltd.                  118,493
        3,186  Ryder System, Inc.                     169,686
        1,326  Saia, Inc. (a)                         101,174
        5,875  Schneider National, Inc.,
                  Class B                             113,388
        3,448  Werner Enterprises, Inc.               114,301
                                              ---------------
                                                    1,603,491
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.8%
          374  Advanced Energy Industries,
                  Inc. (a)                             21,842
       14,365  Amkor Technology, Inc. (a)             132,589
        4,898  Applied Materials, Inc.                241,814
          981  Cirrus Logic, Inc. (a)                  48,118
        9,757  Micron Technology, Inc. (a)            437,992
        1,431  MKS Instruments, Inc.                  121,821
        1,115  Qorvo, Inc. (a)                         81,718
        3,898  Skyworks Solutions, Inc.               332,421
        2,165  Synaptics, Inc. (a)                     69,670
          775  Teradyne, Inc.                          43,191
                                              ---------------
                                                    1,531,176
                                              ---------------
               SOFTWARE -- 0.2%
        8,998  Avaya Holdings Corp. (a)               108,336
          419  Ebix, Inc.                              19,287
        1,287  Oracle Corp.                            72,458
                                              ---------------
                                                      200,081
                                              ---------------
               SPECIALTY RETAIL -- 3.8%
        1,210  Aaron's, Inc.                           76,290
        6,681  Abercrombie & Fitch Co.,
                  Class A                             126,471
       10,991  American Eagle Outfitters, Inc.        194,431
          748  Asbury Automotive Group,
                  Inc. (a)                             68,876
       16,091  At Home Group, Inc. (a)                 96,385
        3,543  AutoNation, Inc. (a)                   172,473
        5,429  Bed Bath & Beyond, Inc. (b)             52,716
        3,155  Best Buy Co., Inc.                     241,452


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
          449  Children's Place (The), Inc.   $        43,854
        5,364  Dick's Sporting Goods, Inc.            199,380
        4,431  Foot Locker, Inc.                      181,937
       20,953  Gap (The), Inc.                        408,583
        2,534  Genesco, Inc. (a)                       99,789
        1,047  Group 1 Automotive, Inc.                87,906
        4,270  L Brands, Inc.                         110,807
          531  Lithia Motors, Inc., Class A            70,028
        9,854  Michaels Cos. (The), Inc. (a)           67,697
          751  Murphy USA, Inc. (a)                    66,358
       52,022  Office Depot, Inc.                     106,125
       14,620  Party City Holdco, Inc. (a) (b)         93,276
        3,142  Penske Automotive Group, Inc.          144,438
        1,608  Tiffany & Co.                          151,023
        8,165  Urban Outfitters, Inc. (a)             194,409
        1,715  Williams-Sonoma, Inc.                  114,356
                                              ---------------
                                                    3,169,060
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.9%
       20,148  Hewlett Packard Enterprise Co.         289,527
       10,581  HP, Inc.                               222,624
        3,196  Seagate Technology PLC                 148,007
        3,147  Xerox Corp.                            101,018
                                              ---------------
                                                      761,176
                                              ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.0%
          762  Carter's, Inc.                          70,881
        3,643  G-III Apparel Group Ltd. (a)           104,408
        4,315  Hanesbrands, Inc.                       69,428
          832  Oxford Industries, Inc.                 60,894
        1,963  PVH Corp.                              174,550
          654  Ralph Lauren Corp.                      68,167
        3,539  Skechers U.S.A., Inc.,
                  Class A (a)                         134,270
        1,094  Steven Madden Ltd.                      37,754
        4,747  Tapestry, Inc.                         146,825
                                              ---------------
                                                      867,177
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.2%
        1,573  Axos Financial, Inc. (a)                46,105
        3,162  Essent Group Ltd. (a)                  145,958
        1,904  Flagstar Bancorp, Inc.                  65,650
        1,528  Meta Financial Group, Inc.              47,169
       14,136  MGIC Investment Corp. (a)              181,648
       11,167  New York Community Bancorp,
                  Inc.                                128,755
        1,933  PennyMac Financial Services,
                  Inc.                                 46,411
        1,768  Provident Financial Services,
                  Inc.                                 42,750
        8,129  Radian Group, Inc.                     185,341
        1,611  Walker & Dunlop, Inc.                   93,986
        1,227  Washington Federal, Inc.                44,884
          509  WSFS Financial Corp.                    21,566
                                              ---------------
                                                    1,050,223
                                              ---------------


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TOBACCO -- 0.2%
        1,549  Altria Group, Inc.             $        72,911
        1,411  Universal Corp.                         83,955
                                              ---------------
                                                      156,866
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.7%
        4,493  Air Lease Corp.                        187,763
        5,041  Aircastle Ltd.                         104,802
        1,167  Beacon Roofing Supply, Inc. (a)         42,280
        5,055  BMC Stock Holdings, Inc. (a)           106,913
        1,874  GATX Corp.                             144,036
        2,169  H&E Equipment Services, Inc.            66,393
          922  HD Supply Holdings, Inc. (a)            37,350
        1,377  Herc Holdings, Inc. (a)                 62,158
        2,504  MRC Global, Inc. (a)                    39,163
        1,501  MSC Industrial Direct Co.,
                  Inc., Class A                       106,646
        4,274  NOW, Inc. (a)                           52,357
        2,934  Rush Enterprises, Inc., Class A        110,494
        2,271  United Rentals, Inc. (a)               287,395
        2,116  WESCO International, Inc. (a)          107,366
                                              ---------------
                                                    1,455,116
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.2%
        3,666  Macquarie Infrastructure Corp.         151,919
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.2%
        6,110  Telephone & Data Systems, Inc.         197,597
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                         84,135,179
               (Cost $84,375,815)             ---------------

               MONEY MARKET FUNDS -- 0.3%
       81,790  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)                        81,790
      198,975  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class 2.15% (c)                     198,975
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                             280,765
               (Cost $280,765)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.8%
$     669,564  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $669,611.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $683,191. (d)            $       669,564
               (Cost $669,564)                ---------------

               TOTAL INVESTMENTS -- 100.9%         85,085,508
               (Cost $85,326,144) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%              (784,819)
                                              ---------------
               NET ASSETS -- 100.0%           $    84,300,689
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $727,209 and the total value of the collateral held by the Fund is $751,354.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $85,795,578. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,090,347 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,800,417. The net unrealized depreciation was $710,070.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $   84,135,179   $         --   $         --
Money Market
   Funds                     280,765             --             --
Repurchase
   Agreements                     --        669,564             --
                      --------------------------------------------
Total Investments     $   84,415,944   $    669,564   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JULY 31, 2019

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       727,209
Non-cash Collateral(2)                               (727,209)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       669,564
Non-cash Collateral(4)                               (669,564)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 2.0%
        7,249  Aerojet Rocketdyne Holdings,
                  Inc. (a)                    $       309,677
        3,790  Axon Enterprise, Inc. (a)              266,134
          440  Boeing (The) Co.                       150,119
        2,137  Cubic Corp.                            141,469
        6,145  HEICO Corp.                            840,329
       10,224  Kratos Defense & Security
                  Solutions, Inc. (a)                 252,022
        5,766  Mercury Systems, Inc. (a)              470,044
        1,481  Teledyne Technologies, Inc. (a)        431,386
        1,700  TransDigm Group, Inc. (a)              825,248
                                              ---------------
                                                    3,686,428
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.3%
        5,646  Air Transport Services Group,
                  Inc. (a)                            131,608
        4,336  Expeditors International of
                  Washington, Inc.                    331,054
        2,329  Forward Air Corp.                      146,727
                                              ---------------
                                                      609,389
                                              ---------------
               AIRLINES -- 0.1%
        5,099  Spirit Airlines, Inc. (a)              216,351
                                              ---------------
               AUTO COMPONENTS -- 0.2%
        1,862  Dorman Products, Inc. (a)              133,840
        2,836  Fox Factory Holding Corp. (a)          227,107
                                              ---------------
                                                      360,947
                                              ---------------
               AUTOMOBILES -- 0.1%
          717  Tesla, Inc. (a) (b)                    173,234
                                              ---------------
               BANKS -- 1.8%
        2,475  BancFirst Corp.                        144,391
          848  Banner Corp.                            50,252
        4,065  CenterState Bank Corp.                  98,861
        1,228  City Holding Co.                        95,109
        1,360  Commerce Bancshares, Inc.               82,729
        2,465  Community Bank System, Inc.            162,665
        1,104  Enterprise Financial Services
                  Corp.                                46,015
        3,783  First Bancorp                          139,744
       16,959  First BanCorp                          182,479
        1,896  First Financial Bancorp.                48,329
        5,270  First Financial Bankshares,
                  Inc.                                172,592
        2,470  First Merchants Corp.                   97,343
        1,640  First Republic Bank                    162,950
        4,002  Glacier Bancorp, Inc.                  167,724
        1,555  Heritage Financial Corp.                44,349
          603  Independent Bank Corp.                  46,889
        2,942  Lakeland Financial Corp.               135,303
        5,158  National Bank Holdings Corp.,
                  Class A                             187,132
        5,368  Sandy Spring Bancorp, Inc.             195,610
        2,732  ServisFirst Bancshares, Inc.            93,052
        2,891  Southside Bancshares, Inc.             100,086
       15,250  Sterling Bancorp                       333,213
        1,465  SVB Financial Group (a)                339,836
        1,688  Tompkins Financial Corp.               138,365


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
        1,770  Veritex Holdings, Inc.         $        45,294
          745  Westamerica Bancorporation              47,755
                                              ---------------
                                                    3,358,067
                                              ---------------
               BEVERAGES -- 1.0%
          620  Boston Beer (The) Co., Inc.,
                  Class A (a)                         243,238
          782  Coca-Cola Consolidated, Inc.           229,541
        1,670  Constellation Brands, Inc.,
                  Class A                             328,689
       10,306  Monster Beverage Corp. (a)             664,428
        2,508  PepsiCo, Inc.                          320,548
                                              ---------------
                                                    1,786,444
                                              ---------------
               BIOTECHNOLOGY -- 3.5%
       12,141  ACADIA Pharmaceuticals,
                  Inc. (a)                            298,426
        7,501  Amicus Therapeutics, Inc. (a)           93,012
        3,992  Arena Pharmaceuticals, Inc. (a)        250,219
        8,831  Arrowhead Pharmaceuticals,
                  Inc. (a)                            256,629
        4,300  Blueprint Medicines Corp. (a)          430,645
        6,503  CareDx, Inc. (a)                       213,103
       10,589  Coherus Biosciences, Inc. (a)          178,107
        1,988  CRISPR Therapeutics AG (a) (b)         100,772
        4,509  Denali Therapeutics, Inc. (a)           96,267
        1,856  Editas Medicine, Inc. (a)               46,864
        1,679  Emergent BioSolutions, Inc. (a)         74,111
          544  Enanta Pharmaceuticals,
                  Inc. (a)                             40,811
        6,966  Exact Sciences Corp. (a)               801,856
        3,797  Exelixis, Inc. (a)                      80,762
       11,528  Fate Therapeutics, Inc. (a)            254,192
        1,395  Genomic Health, Inc. (a)               101,793
        2,673  Halozyme Therapeutics, Inc. (a)         45,414
        5,654  Incyte Corp. (a)                       480,138
        5,995  Intrexon Corp. (a) (b)                  47,900
        7,967  Invitae Corp. (a)                      214,233
        2,525  Ionis Pharmaceuticals, Inc. (a)        166,297
        4,198  Ironwood Pharmaceuticals,
                  Inc. (a)                             44,625
        2,567  Medicines (The) Co. (a)                 92,001
        1,818  Mirati Therapeutics, Inc. (a)          192,344
          961  Neurocrine Biosciences,
                  Inc. (a)                             92,631
        1,693  Portola Pharmaceuticals,
                  Inc. (a)                             45,169
        3,061  PTC Therapeutics, Inc. (a)             147,448
        2,723  Repligen Corp. (a)                     257,024
        8,692  Sangamo Therapeutics, Inc. (a)         104,391
        4,329  Sarepta Therapeutics, Inc. (a)         644,372
        2,314  Seattle Genetics, Inc. (a)             175,193
        1,474  Ultragenyx Pharmaceutical,
                  Inc. (a)                             88,823
        2,396  uniQure N.V. (a)                       140,525
        4,574  Xencor, Inc. (a)                       201,348
                                              ---------------
                                                    6,497,445
                                              ---------------
               BUILDING PRODUCTS -- 1.4%
        3,731  AAON, Inc.                             189,535
        7,137  Advanced Drainage Systems,
                  Inc.                                235,021
        3,669  Allegion PLC                           379,888


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BUILDING PRODUCTS (CONTINUED)
        3,339  Armstrong World Industries,
                  Inc.                        $       326,254
        5,185  Continental Building Products,
                  Inc. (a)                            127,447
        1,747  Lennox International, Inc.             448,071
       11,198  PGT Innovations, Inc. (a)              180,512
        4,883  Simpson Manufacturing Co., Inc.        301,574
        4,526  Trex Co., Inc. (a)                     370,000
                                              ---------------
                                                    2,558,302
                                              ---------------
               CAPITAL MARKETS -- 2.9%
        3,082  Blucora, Inc. (a)                       92,275
          825  CME Group, Inc.                        160,396
        3,640  Cohen & Steers, Inc.                   190,627
        2,748  Evercore, Inc., Class A                237,345
        1,132  FactSet Research Systems, Inc.         313,904
        2,414  Hamilton Lane, Inc., Class A           141,702
        3,094  Houlihan Lokey, Inc.                   142,324
        3,827  Intercontinental Exchange, Inc.        336,240
       13,016  KKR & Co., Inc., Class A               348,178
        4,973  LPL Financial Holdings, Inc.           417,086
        1,010  MarketAxess Holdings, Inc.             340,410
        1,684  Moody's Corp.                          360,949
        2,244  Morningstar, Inc.                      341,043
        3,443  MSCI, Inc.                             782,387
        3,420  Nasdaq, Inc.                           329,585
        1,779  Northern Trust Corp.                   174,342
        1,133  PJT Partners, Inc., Class A             47,767
        1,444  S&P Global, Inc.                       353,708
       12,285  TCG BDC, Inc.                          185,749
        3,208  TD Ameritrade Holding Corp.            163,929
                                              ---------------
                                                    5,459,946
                                              ---------------
               CHEMICALS -- 2.8%
       10,901  Axalta Coating Systems Ltd. (a)        322,997
        1,623  Balchem Corp.                          166,585
       10,284  CF Industries Holdings, Inc.           509,675
        1,280  Chase Corp.                            132,582
        4,165  Ecolab, Inc.                           840,206
        2,906  Ferro Corp. (a)                         42,805
        9,913  FMC Corp.                              856,682
        3,086  Ingevity Corp. (a)                     304,094
          202  NewMarket Corp.                         85,165
        2,818  PPG Industries, Inc.                   330,805
        8,692  PQ Group Holdings, Inc. (a)            135,508
        1,200  Quaker Chemical Corp.                  224,868
        3,983  RPM International, Inc.                270,167
        1,048  Sherwin-Williams (The) Co.             537,666
        8,308  Valvoline, Inc.                        167,739
        3,198  WR Grace & Co.                         216,856
                                              ---------------
                                                    5,144,400
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.7%
        2,793  Brady Corp., Class A                   144,482
        5,905  Casella Waste Systems, Inc.,
                  Class A (a)                         257,458
        1,030  Cimpress N.V. (a)                       99,344
        3,465  Cintas Corp.                           902,425


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
        5,705  Clean Harbors, Inc. (a)        $       443,906
       11,002  Copart, Inc. (a)                       852,985
       10,453  Covanta Holding Corp.                  180,001
       16,226  KAR Auction Services, Inc.             433,883
        3,013  McGrath RentCorp                       205,215
        1,540  MSA Safety, Inc.                       162,239
        5,545  Republic Services, Inc.                491,564
        2,314  US Ecology, Inc.                       147,240
        5,702  Waste Management, Inc.                 667,134
                                              ---------------
                                                    4,987,876
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.0%
          617  Arista Networks, Inc. (a)              168,719
        9,863  Ciena Corp. (a)                        446,005
        1,519  Lumentum Holdings, Inc. (a)             86,021
        4,932  Motorola Solutions, Inc.               818,515
          617  Ubiquiti Networks, Inc.                 79,426
       17,609  Viavi Solutions, Inc. (a)              258,324
                                              ---------------
                                                    1,857,010
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.2%
        3,672  Comfort Systems USA, Inc.              154,224
       15,560  WillScot Corp. (a)                     247,715
                                              ---------------
                                                      401,939
                                              ---------------
               CONSUMER FINANCE -- 0.8%
        6,661  American Express Co.                   828,429
          671  Credit Acceptance Corp. (a)            320,758
        3,245  FirstCash, Inc.                        326,577
                                              ---------------
                                                    1,475,764
                                              ---------------
               CONTAINERS & PACKAGING -- 0.7%
        3,262  AptarGroup, Inc.                       394,767
       11,748  Ball Corp.                             839,747
                                              ---------------
                                                    1,234,514
                                              ---------------
               DISTRIBUTORS -- 0.2%
        2,124  Pool Corp.                             402,222
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
        2,689  Bright Horizons Family
                  Solutions, Inc. (a)                 408,916
        6,307  Chegg, Inc. (a)                        283,310
          693  Grand Canyon Education,
                  Inc. (a)                             75,378
       11,076  H&R Block, Inc.                        306,694
        6,157  K12, Inc. (a)                          183,787
        6,937  Service Corp. International            320,073
        1,052  Strategic Education, Inc.              187,246
                                              ---------------
                                                    1,765,404
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
        1,622  ATN International, Inc.                 91,270
        3,154  Cogent Communications
                  Holdings, Inc.                      198,734


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES (CONTINUED)
        5,923  Iridium Communications,
                  Inc. (a)                    $       150,681
       12,160  Vonage Holdings Corp. (a)              150,784
                                              ---------------
                                                      591,469
                                              ---------------
               ELECTRIC UTILITIES -- 1.0%
        3,263  Alliant Energy Corp.                   161,649
        5,458  American Electric Power Co.,
                  Inc.                                479,267
        4,667  Entergy Corp.                          492,929
        2,662  Evergy, Inc.                           161,024
          808  IDACORP, Inc.                           82,464
        1,885  MGE Energy, Inc.                       139,773
          782  NextEra Energy, Inc.                   162,007
        1,906  OGE Energy Corp.                        81,863
        2,609  Otter Tail Corp.                       139,268
                                              ---------------
                                                    1,900,244
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.0%
        9,052  AMETEK, Inc.                           811,150
        9,046  Atkore International Group,
                  Inc. (a)                            246,865
        5,844  Generac Holdings, Inc. (a)             422,521
        7,055  GrafTech International Ltd.             80,780
       12,475  Sunrun, Inc. (a)                       237,649
        1,479  Vicor Corp. (a)                         43,719
                                              ---------------
                                                    1,842,684
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.5%
        3,428  Amphenol Corp., Class A                319,901
        3,137  Badger Meter, Inc.                     167,798
        7,408  CDW Corp.                              875,329
        1,691  Cognex Corp.                            74,421
        3,394  CTS Corp.                              106,979
        1,256  Dolby Laboratories, Inc.,
                  Class A                              85,533
        2,774  Fabrinet (a)                           148,908
        2,999  FLIR Systems, Inc.                     148,930
        3,768  II-VI, Inc. (a)                        149,590
        9,156  Keysight Technologies, Inc. (a)        819,645
          459  Littelfuse, Inc.                        77,553
        2,078  OSI Systems, Inc. (a)                  233,900
       18,228  Trimble, Inc. (a)                      770,315
        2,780  Vishay Intertechnology, Inc.            47,260
        3,140  Zebra Technologies Corp.,
                  Class A (a)                         662,195
                                              ---------------
                                                    4,688,257
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.4%
        1,387  Cactus, Inc., Class A (a)               40,736
        8,411  Frank's International N.V. (a)          47,943
       14,464  Liberty Oilfield Services,
                  Inc., Class A                       204,665
       24,227  McDermott International,
                  Inc. (a)                            155,537


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
        7,049  Patterson-UTI Energy, Inc.     $        81,980
       11,306  ProPetro Holding Corp. (a)             204,978
                                              ---------------
                                                      735,839
                                              ---------------
               ENTERTAINMENT -- 1.1%
        6,396  Glu Mobile, Inc. (a)                    47,714
       12,412  Live Nation Entertainment,
                  Inc. (a)                            894,409
          895  Netflix, Inc. (a)                      289,076
        4,231  Take-Two Interactive Software,
                  Inc. (a)                            518,382
       52,940  Zynga, Inc., Class A (a)               337,757
                                              ---------------
                                                    2,087,338
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.2%
        3,420  Acadia Realty Trust                     95,999
          717  Agree Realty Corp.                      47,931
          124  Alexander's, Inc.                       46,438
        1,987  American Assets Trust, Inc.             92,197
        1,758  American Campus Communities,
                  Inc.                                 82,186
        6,675  American Homes 4 Rent,
                  Class A                             161,602
        2,350  American Tower Corp.                   497,307
        7,507  Americold Realty Trust                 251,710
        1,619  Apartment Investment &
                  Management Co., Class A              80,205
        3,937  CareTrust REIT, Inc.                    91,456
        1,409  CoreSite Realty Corp.                  147,677
        2,523  Crown Castle International
                  Corp.                               336,215
        2,426  CubeSmart                               82,363
        2,036  Douglas Emmett, Inc.                    83,109
        5,066  Duke Realty Corp.                      168,850
        1,399  EastGroup Properties, Inc.             168,552
        2,175  EPR Properties                         161,885
          953  Equinix, Inc.                          478,501
        2,711  Equity LifeStyle Properties,
                  Inc.                                336,842
        2,208  First Industrial Realty Trust,
                  Inc.                                 84,324
        4,163  Gaming and Leisure Properties,
                  Inc.                                156,987
        1,493  Getty Realty Corp.                      44,760
        6,644  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        182,378
       16,182  Independence Realty Trust, Inc.        199,848
       24,609  Invitation Homes, Inc.                 676,009
        4,390  Kimco Realty Corp.                      84,332
        2,010  Lamar Advertising Co., Class A         162,649
        9,948  Lexington Realty Trust                  98,187
        1,621  Liberty Property Trust                  84,778
        1,006  LTC Properties, Inc.                    46,367
        1,360  Mid-America Apartment
                  Communities, Inc.                   160,262
        1,587  National Storage Affiliates
                  Trust                                48,070
        4,652  Physicians Realty Trust                 80,061
        2,304  Piedmont Office Realty Trust,
                  Inc., Class A                        47,946
        3,534  PotlatchDeltic Corp.                   130,122


                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        4,106  Prologis, Inc.                 $       330,985
        1,444  PS Business Parks, Inc.                252,700
        2,027  QTS Realty Trust, Inc., Class A         93,810
        2,681  Retail Opportunity Investments
                  Corp.                                48,633
        6,029  Rexford Industrial Realty, Inc.        249,601
        2,001  Ryman Hospitality Properties,
                  Inc.                                150,075
        8,241  Sabra Health Care REIT, Inc.           170,094
        1,668  Saul Centers, Inc.                      91,390
        2,926  SBA Communications Corp. (a)           718,070
        1,069  Seritage Growth Properties,
                  Class A                              44,652
        1,902  Spirit Realty Capital, Inc.             83,916
        2,683  STAG Industrial, Inc.                   79,739
        2,444  STORE Capital Corp.                     83,609
        2,566  Sun Communities, Inc.                  340,790
        2,809  Terreno Realty Corp.                   137,248
        2,204  Universal Health Realty Income
                  Trust                               203,121
        2,343  Ventas, Inc.                           157,660
       27,013  VEREIT, Inc.                           246,359
       11,043  VICI Properties, Inc.                  235,658
        4,034  Welltower, Inc.                        335,306
                                              ---------------
                                                    9,751,521
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.2%
        6,146  BJ's Wholesale Club Holdings,
                  Inc. (a)                            144,800
        6,673  Chefs' Warehouse (The),
                  Inc. (a)                            243,364
                                              ---------------
                                                      388,164
                                              ---------------
               FOOD PRODUCTS -- 1.1%
        2,244  Cal-Maine Foods, Inc.                   89,244
        5,142  Freshpet, Inc. (a)                     232,161
        4,908  Hershey (The) Co.                      744,740
          504  J&J Snack Foods Corp.                   93,663
        2,122  McCormick & Co., Inc.                  336,422
        1,561  Post Holdings, Inc. (a)                167,371
        7,775  Simply Good Foods (The)
                  Co. (a)                             211,713
        2,535  Tootsie Roll Industries, Inc.           94,708
                                              ---------------
                                                    1,970,022
                                              ---------------
               GAS UTILITIES -- 0.4%
        1,970  Chesapeake Utilities Corp.             184,116
        1,538  National Fuel Gas Co.                   73,424
        3,260  New Jersey Resources Corp.             162,576
        1,982  Northwest Natural Holding Co.          141,554
        1,797  ONE Gas, Inc.                          163,851
                                              ---------------
                                                      725,521
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 5.8%
        5,712  Abbott Laboratories                    497,515
          585  Align Technology, Inc. (a)             122,312
        3,137  AtriCure, Inc. (a)                     100,635
          110  Atrion Corp.                            84,645


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES (CONTINUED)
       11,177  Boston Scientific Corp. (a)    $       474,575
        2,012  Cantel Medical Corp.                   185,667
        4,361  Cardiovascular Systems,
                  Inc. (a)                            199,865
        2,188  CONMED Corp.                           191,122
        2,441  Cooper (The) Cos., Inc.                823,593
        4,603  CryoLife, Inc. (a)                     132,658
        4,603  Danaher Corp.                          646,721
        5,488  DexCom, Inc. (a)                       860,903
          867  Edwards Lifesciences Corp. (a)         184,541
        1,827  Glaukos Corp. (a)                      149,229
        2,697  Haemonetics Corp. (a)                  329,250
        1,551  Hill-Rom Holdings, Inc.                165,399
        3,335  Hologic, Inc. (a)                      170,919
          322  ICU Medical, Inc. (a)                   81,930
        2,389  IDEXX Laboratories, Inc. (a)           673,817
        3,398  Insulet Corp. (a)                      417,750
        2,900  Integer Holdings Corp. (a)             253,837
        2,905  Integra LifeSciences Holdings
                  Corp. (a)                           184,148
        1,742  iRhythm Technologies, Inc. (a)         144,830
        1,635  Masimo Corp. (a)                       258,085
        2,724  Merit Medical Systems, Inc. (a)        107,489
        1,788  Natus Medical, Inc. (a)                 55,553
        2,125  Nevro Corp. (a)                        142,077
        6,415  Novocure Ltd. (a)                      533,856
          868  Orthofix Medical, Inc. (a)              46,395
        2,028  Penumbra, Inc. (a)                     339,893
        1,578  Quidel Corp. (a)                        93,149
        2,695  ResMed, Inc.                           346,847
        2,337  Stryker Corp.                          490,256
        3,289  Tactile Systems Technology,
                  Inc. (a)                            189,907
        3,627  Tandem Diabetes Care, Inc. (a)         230,061
        1,451  Teleflex, Inc.                         492,963
        2,593  West Pharmaceutical Services,
                  Inc.                                355,941
                                              ---------------
                                                   10,758,333
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.8%
        2,005  Amedisys, Inc. (a)                     276,470
          954  BioTelemetry, Inc. (a)                  44,790
       12,984  Brookdale Senior Living,
                  Inc. (a)                            101,145
          899  Chemed Corp.                           364,446
        2,690  CorVel Corp. (a)                       229,188
        3,841  Encompass Health Corp.                 245,209
        4,112  Ensign Group (The), Inc.               247,789
        3,554  HCA Healthcare, Inc.                   474,495
          603  Humana, Inc.                           178,940
        2,714  LHC Group, Inc. (a)                    343,538
        2,267  Molina Healthcare, Inc. (a)            301,012
        2,394  Premier, Inc., Class A (a)              92,768
        2,223  Tenet Healthcare Corp. (a)              52,396
          656  UnitedHealth Group, Inc.               163,351
        1,528  US Physical Therapy, Inc.              197,234
                                              ---------------
                                                    3,312,771
                                              ---------------


Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 1.2%
        5,776  Evolent Health, Inc.,
                  Class A (a)                 $        39,392
        5,780  HMS Holdings Corp. (a)                 201,722
       12,903  Inovalon Holdings, Inc.,
                  Class A (a)                         193,545
        3,859  Inspire Medical Systems,
                  Inc. (a)                            260,984
        9,408  NextGen Healthcare, Inc. (a)           153,915
        2,176  Omnicell, Inc. (a)                     163,657
        4,887  Teladoc Health, Inc. (a)               333,489
        5,072  Veeva Systems, Inc.,
                  Class A (a)                         841,445
                                              ---------------
                                                    2,188,149
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.9%
        1,045  BJ's Restaurants, Inc.                  41,487
        4,950  Bloomin' Brands, Inc.                   84,299
        2,379  Brinker International, Inc.             94,803
        1,122  Chipotle Mexican Grill,
                  Inc. (a)                            892,585
        2,797  Choice Hotels International,
                  Inc.                                240,011
        2,820  Churchill Downs, Inc.                  337,413
        3,946  Darden Restaurants, Inc.               479,676
        2,313  Dave & Buster's Entertainment,
                  Inc.                                 94,023
       11,399  Denny's Corp. (a)                      257,503
        2,451  Dine Brands Global, Inc.               201,203
        1,726  Domino's Pizza, Inc.                   422,059
        4,074  Dunkin' Brands Group, Inc.             326,572
        8,805  Eldorado Resorts, Inc. (a)             397,282
        8,413  Hilton Worldwide Holdings, Inc.        812,275
          564  Jack in the Box, Inc.                   40,512
        3,424  Marriott International, Inc.,
                  Class A                             476,141
        1,584  McDonald's Corp.                       333,781
        5,600  Planet Fitness, Inc.,
                  Class A (a)                         440,496
        4,723  Scientific Games Corp. (a)              96,585
        7,549  SeaWorld Entertainment,
                  Inc. (a)                            230,773
        3,241  Shake Shack, Inc., Class A (a)         241,973
        9,809  Starbucks Corp.                        928,814
          363  Vail Resorts, Inc.                      89,487
       20,718  Wendy's (The) Co.                      376,860
        2,470  Wingstop, Inc.                         236,107
        5,822  Wyndham Hotels & Resorts, Inc.         329,234
        1,291  Wynn Resorts Ltd.                      167,920
        4,341  Yum! Brands, Inc.                      488,449
                                              ---------------
                                                    9,158,323
                                              ---------------
               HOUSEHOLD DURABLES -- 0.4%
        1,864  Helen of Troy Ltd. (a)                 276,394
        1,503  iRobot Corp. (a)                       109,869
        4,478  Roku, Inc. (a)                         462,712
                                              ---------------
                                                      848,975
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
        4,502  Church & Dwight Co., Inc.              339,631
        2,234  Colgate-Palmolive Co.                  160,267
        3,000  Procter & Gamble (The) Co.             354,120
          289  WD-40 Co.                               52,471
                                              ---------------
                                                      906,489
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.5%
        9,554  AES Corp.                      $       160,412
        8,108  Pattern Energy Group, Inc.,
                  Class A                             185,916
       13,093  TerraForm Power, Inc., Class A         201,763
       14,528  Vistra Energy Corp.                    311,771
                                              ---------------
                                                      859,862
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.3%
        1,796  Roper Technologies, Inc.               653,115
                                              ---------------
               INSURANCE -- 1.9%
        7,510  Arthur J. Gallagher & Co.              679,129
        9,687  Brown & Brown, Inc.                    348,054
        2,718  eHealth, Inc. (a)                      281,993
        1,595  Erie Indemnity Co., Class A            355,318
        4,701  Kemper Corp.                           413,782
        2,558  Kinsale Capital Group, Inc.            229,862
        2,705  Primerica, Inc.                        331,877
       10,287  Progressive (The) Corp.                833,041
        1,646  Universal Insurance Holdings,
                  Inc.                                 40,837
                                              ---------------
                                                    3,513,893
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 1.8%
        3,530  ANGI Homeservices, Inc.,
                  Class A (a)                          48,891
        2,247  Cargurus, Inc. (a)                      83,746
        3,408  Facebook, Inc., Class A (a)            661,936
        3,024  IAC/InterActiveCorp (a)                722,887
        6,030  Match Group, Inc.                      453,999
       11,812  QuinStreet, Inc. (a)                   192,417
       22,694  Snap, Inc., Class A (a)                381,259
        9,424  Twitter, Inc. (a)                      398,729
        2,374  Yelp, Inc. (a)                          83,209
        6,995  Zillow Group, Inc., Class C (a)        349,470
                                              ---------------
                                                    3,376,543
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.4%
          347  Amazon.com, Inc. (a)                   647,773
           85  Booking Holdings, Inc. (a)             160,362

        3,966  Etsy, Inc. (a)                         265,801
        4,945  Expedia Group, Inc.                    656,399
        2,080  GrubHub, Inc. (a)                      140,670
       12,828  Quotient Technology, Inc. (a)          134,951
        1,172  Shutterstock, Inc.                      44,970
        7,316  Stitch Fix, Inc.,
                  Class A (a) (b)                     190,801
        2,778  Wayfair, Inc., Class A (a)             364,363
                                              ---------------
                                                    2,606,090
                                              ---------------
               IT SERVICES -- 6.3%
        2,906  Automatic Data Processing, Inc.        483,907
        4,046  Black Knight, Inc. (a)                 256,193
        6,127  Booz Allen Hamilton Holding
                  Corp.                               421,231
        6,440  Broadridge Financial Solutions,
                  Inc.                                818,653
        3,595  Carbonite, Inc. (a)                     64,458


                        See Notes to Financial Statements                Page 75

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
        2,343  EPAM Systems, Inc. (a)         $       454,050
        2,411  Euronet Worldwide, Inc. (a)            375,899
        5,725  EVERTEC, Inc.                          183,315
        2,681  Fidelity National Information
                  Services, Inc.                      357,243
        3,608  Fiserv, Inc. (a)                       380,391
        2,342  FleetCor Technologies, Inc. (a)        665,526
        4,087  Gartner, Inc. (a)                      569,442
        4,108  Global Payments, Inc.                  689,815
        2,609  GTT Communications, Inc. (a)            31,569
        1,674  LiveRamp Holdings, Inc. (a)             88,203
        2,487  Mastercard, Inc., Class A              677,135
        2,667  MongoDB, Inc. (a)                      381,968
        3,284  Okta, Inc. (a)                         429,646
        3,997  Paychex, Inc.                          331,951
        7,184  PayPal Holdings, Inc. (a)              793,114
        7,309  Sabre Corp.                            171,835
        6,623  Square, Inc., Class A (a)              532,555
        6,030  Twilio, Inc., Class A (a)              838,833
        2,297  VeriSign, Inc. (a)                     484,874
        3,790  Visa, Inc., Class A                    674,620
       12,237  Western Union (The) Co.                256,977
        1,559  WEX, Inc. (a)                          339,971
                                              ---------------
                                                   11,753,374
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 3.1%
        8,183  Accelerate Diagnostics,
                  Inc. (a) (b)                        152,858
          779  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         245,307
        1,167  Bio-Techne Corp.                       245,245
        8,121  Bruker Corp.                           388,590
        2,287  Charles River Laboratories
                  International, Inc. (a)             307,693
        1,787  Illumina, Inc. (a)                     534,992
        5,110  IQVIA Holdings, Inc. (a)               813,359
        3,577  Medpace Holdings, Inc. (a)             281,724
          979  Mettler-Toledo International,
                  Inc. (a)                            740,858
        8,534  NeoGenomics, Inc. (a)                  207,974
        6,828  PerkinElmer, Inc.                      588,027
        1,636  PRA Health Sciences, Inc. (a)          163,453
        7,940  Syneos Health, Inc. (a)                405,655
        2,240  Thermo Fisher Scientific, Inc.         622,003
                                              ---------------
                                                    5,697,738
                                              ---------------
               MACHINERY -- 3.5%
        5,553  Actuant Corp., Class A                 127,164
        2,823  Albany International Corp.,
                  Class A                             242,750
        7,002  Allison Transmission Holdings,
                  Inc.                                321,742
        1,792  Chart Industries, Inc. (a)             135,350
        3,970  Deere & Co.                            657,630
        4,786  Donaldson Co., Inc.                    239,061
        2,833  ESCO Technologies, Inc.                236,725
        8,749  Federal Signal Corp.                   272,531


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
        1,964  Fortive Corp.                  $       149,362
        2,900  Franklin Electric Co., Inc.            135,894
        3,234  Graco, Inc.                            155,491
        8,529  Harsco Corp. (a)                       200,090
        4,034  Helios Technologies, Inc.              189,437
        3,821  IDEX Corp.                             642,769
        2,062  Kadant, Inc.                           192,714
        1,971  Lincoln Electric Holdings, Inc.        166,589
       11,775  Navistar International
                  Corp. (a)                           367,851
        1,148  Nordson Corp.                          162,626
        1,399  Proto Labs, Inc. (a)                   145,636
        1,946  RBC Bearings, Inc. (a)                 316,595
        3,638  Toro (The) Co.                         264,919
        4,448  TriMas Corp. (a)                       133,395
        3,585  Woodward, Inc.                         401,663
        7,865  Xylem, Inc.                            631,481
                                              ---------------
                                                    6,489,465
                                              ---------------
               MEDIA -- 1.3%
       33,769  Altice USA, Inc., Class A (a)          871,578
        1,489  AMC Networks, Inc.,
                  Class A (a)                          79,483
          346  Cable One, Inc.                        421,013
       32,280  Entercom Communications
                  Corp., Class A                      183,350
        8,406  Gray Television, Inc. (a)              149,207
        1,700  Meredith Corp.                          93,262
        2,214  MSG Networks, Inc., Class A (a)         42,044
        7,461  New York Times (The) Co.,
                  Class A                             266,208
        3,213  Nexstar Media Group, Inc.,
                  Class A                             326,987
                                              ---------------
                                                    2,433,132
                                              ---------------
               METALS & MINING -- 0.1%
        1,583  Royal Gold, Inc.                       181,174
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.7%
        7,724  Arbor Realty Trust, Inc.                94,156
        6,841  Blackstone Mortgage Trust,
                  Inc., Class A                       242,992
        6,916  KKR Real Estate Finance Trust,
                  Inc.                                138,527
        2,765  Ladder Capital Corp.                    46,535
       15,099  New York Mortgage Trust, Inc.           92,255
       10,721  PennyMac Mortgage Investment
                  Trust                               236,184
        8,334  Redwood Trust, Inc.                    141,011
        7,142  Starwood Property Trust, Inc.          165,909
        4,853  TPG RE Finance Trust, Inc.              95,847
                                              ---------------
                                                    1,253,416
                                              ---------------
               MULTILINE RETAIL -- 0.2%
        3,725  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                  315,470
                                              ---------------
               MULTI-UTILITIES -- 1.0%
        4,379  Ameren Corp.                           331,447
        3,114  Black Hills Corp.                      246,473
        5,680  CMS Energy Corp.                       330,690


Page 76                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES (CONTINUED)
        3,145  MDU Resources Group, Inc.      $        84,097
        5,560  NiSource, Inc.                         165,076
        2,722  Public Service Enterprise
                  Group, Inc.                         155,562
        5,762  WEC Energy Group, Inc.                 492,421
                                              ---------------
                                                    1,805,766
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.8%
        8,831  Berry Petroleum Corp.                   86,544
        4,757  California Resources Corp. (a)          72,830
       10,689  Centennial Resource
                  Development, Inc.,
                  Class A (a)                          63,599
        4,805  Cheniere Energy, Inc. (a)              313,046
        2,625  ConocoPhillips                         155,085
        3,804  Continental Resources, Inc. (a)        141,395
        8,115  CVR Energy, Inc.                       430,663
        1,719  EOG Resources, Inc.                    147,576
       10,348  Hess Corp.                             670,964
        5,553  Jagged Peak Energy, Inc. (a)            40,759
       29,860  Kosmos Energy Ltd.                     179,459
        6,930  Matador Resources Co. (a)              122,176
        2,327  ONEOK, Inc.                            163,076
       12,803  Parsley Energy, Inc.,
                  Class A (a)                         212,402
        3,820  PDC Energy, Inc. (a)                   109,749
        2,138  Pioneer Natural Resources Co.          295,129
       19,055  QEP Resources, Inc. (a)                 94,322
       11,623  Range Resources Corp.                   66,135
        7,049  WPX Energy, Inc. (a)                    73,591
                                              ---------------
                                                    3,438,500
                                              ---------------
               PERSONAL PRODUCTS -- 0.6%
        3,592  Estee Lauder (The) Cos., Inc.,
                  Class A                             661,611
        3,745  Herbalife Nutrition Ltd. (a)           153,620
        1,408  Inter Parfums, Inc.                     97,546
        1,074  Medifast, Inc.                         119,912
        1,021  USANA Health Sciences,
                  Inc. (a)                             69,479
                                              ---------------
                                                    1,102,168
                                              ---------------
               PHARMACEUTICALS -- 1.4%
        6,405  Amneal Pharmaceuticals,
                  Inc. (a)                             23,442
        8,869  Amphastar Pharmaceuticals,
                  Inc. (a)                            178,710
        4,119  Corcept Therapeutics, Inc. (a)          46,380
        1,445  Eli Lilly and Co.                      157,433
       10,116  Horizon Therapeutics PLC (a)           251,787
        6,429  Innoviva, Inc. (a)                      76,377
        1,138  Jazz Pharmaceuticals PLC (a)           158,614
        3,922  Merck & Co., Inc.                      325,487
        4,560  Nektar Therapeutics (a)                129,778
        4,305  Pacira BioSciences, Inc. (a)           188,946
        3,696  Pfizer, Inc.                           143,553
        1,460  Reata Pharmaceuticals, Inc.,
                  Class A (a)                         132,349


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               PHARMACEUTICALS (CONTINUED)
        1,388  Supernus Pharmaceuticals,
                  Inc. (a)                    $        46,318
        5,796  Zoetis, Inc.                           665,902
                                              ---------------
                                                    2,525,076
                                              ---------------
               PROFESSIONAL SERVICES -- 2.0%
        1,484  CoStar Group, Inc. (a)                 913,254
        2,772  Exponent, Inc.                         190,714
        4,838  FTI Consulting, Inc. (a)               505,329
        3,321  Insperity, Inc.                        353,188
        1,146  Korn Ferry                              45,015
        6,535  TransUnion                             541,033
        5,983  TriNet Group, Inc. (a)                 439,990
        4,491  Verisk Analytics, Inc.                 681,374
                                              ---------------
                                                    3,669,897
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.2%
        5,206  Redfin Corp. (a) (b)                    93,916
          978  RMR Group (The), Inc., Class A          48,157
        7,973  St Joe (The) Co. (a)                   153,400
                                              ---------------
                                                      295,473
                                              ---------------
               ROAD & RAIL -- 1.3%
        6,209  CSX Corp.                              437,113
       14,663  Hertz Global Holdings, Inc. (a)        227,570
        2,254  Landstar System, Inc.                  250,802
        3,300  Norfolk Southern Corp.                 630,696
        3,218  Old Dominion Freight Line, Inc.        537,342
        1,945  Union Pacific Corp.                    350,003
                                              ---------------
                                                    2,433,526
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.6%
       27,075  Advanced Micro Devices,
                  Inc. (a)                            824,434
        2,914  Analog Devices, Inc.                   342,278
        1,143  Broadcom, Inc.                         331,458
        4,832  Brooks Automation, Inc.                187,482
        2,211  Cabot Microelectronics Corp.           268,968
        4,332  Cree, Inc. (a)                         269,364
        5,148  Diodes, Inc. (a)                       219,305
        8,696  Entegris, Inc.                         378,363
        5,974  FormFactor, Inc. (a)                   100,244
        3,737  Inphi Corp. (a)                        225,005
        1,355  KLA Corp.                              184,714
        2,557  Lam Research Corp.                     533,416
       16,040  Lattice Semiconductor Corp. (a)        310,214
        5,541  Microchip Technology, Inc.             523,181
          597  Monolithic Power Systems, Inc.          88,451
       12,043  ON Semiconductor Corp. (a)             259,045
        1,718  Power Integrations, Inc.               156,458
        2,354  Silicon Laboratories, Inc. (a)         264,142
        1,395  Texas Instruments, Inc.                174,389
        1,294  Universal Display Corp.                273,137
        5,579  Xilinx, Inc.                           637,178
        6,691  Xperi Corp.                            142,853
                                              ---------------
                                                    6,694,079
                                              ---------------


                        See Notes to Financial Statements                Page 77

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE -- 10.0%
        7,769  8x8, Inc. (a)                  $       187,777
        2,232  Adobe, Inc. (a)                        667,056
        1,516  Alarm.com Holdings, Inc. (a)            75,664
        4,635  Altair Engineering, Inc.,
                  Class A (a)                         192,862
        3,717  Alteryx, Inc., Class A (a)             436,896
        3,212  ANSYS, Inc. (a)                        652,421
        2,288  Appfolio, Inc., Class A (a)            220,906
        2,611  Aspen Technology, Inc. (a)             344,313
        2,949  Autodesk, Inc. (a)                     460,545
        5,618  Avalara, Inc. (a)                      457,755
        1,943  Blackbaud, Inc.                        176,813
        6,065  Blackline, Inc. (a)                    270,499
       11,612  Cadence Design Systems,
                  Inc. (a)                            858,243
        8,240  Carbon Black, Inc. (a)                 153,346
        3,232  Ceridian HCM Holding, Inc. (a)         172,298
        2,801  Cornerstone OnDemand, Inc. (a)         165,819
        3,204  Coupa Software, Inc. (a)               434,815
        1,632  DocuSign, Inc. (a)                      84,407
        9,716  Dropbox, Inc., Class A (a)             228,909
        2,738  Envestnet, Inc. (a)                    195,521
        2,617  Everbridge, Inc. (a)                   267,719
        1,292  Fair Isaac Corp. (a)                   448,867
        4,745  Five9, Inc. (a)                        234,261
        2,765  ForeScout Technologies,
                  Inc. (a)                            103,300
        2,084  Fortinet, Inc. (a)                     167,366
        2,401  Guidewire Software, Inc. (a)           245,094
        1,903  HubSpot, Inc. (a)                      340,104
        2,203  Instructure, Inc. (a)                   87,437
        1,838  Intuit, Inc.                           509,696
        2,738  j2 Global, Inc.                        243,928
        4,913  LivePerson, Inc. (a)                   163,063
        4,681  Manhattan Associates, Inc. (a)         397,838
        3,586  Microsoft Corp.                        488,664
        2,950  Mimecast Ltd. (a)                      140,420
        1,789  Paycom Software, Inc. (a)              430,702
        3,459  Paylocity Holding Corp. (a)            353,129
        2,146  Progress Software Corp.                 92,900
        2,024  Proofpoint, Inc. (a)                   255,429
        3,699  PROS Holdings, Inc. (a)                267,660
        3,065  Q2 Holdings, Inc. (a)                  244,802
        1,863  Qualys, Inc. (a)                       161,261
        4,046  Rapid7, Inc. (a)                       245,390
        2,757  RealPage, Inc. (a)                     172,257
        2,824  RingCentral, Inc., Class A (a)         400,952
        2,995  ServiceNow, Inc. (a)                   830,783
        4,835  Smartsheet, Inc., Class A (a)          241,315
        3,820  Splunk, Inc. (a)                       516,884
        1,348  SPS Commerce, Inc. (a)                 150,747
        8,338  SS&C Technologies Holdings,
                  Inc.                                399,807
        6,390  Synopsys, Inc. (a)                     848,336
        1,781  Trade Desk (The), Inc.,
                  Class A (a)                         468,955
          375  Tyler Technologies, Inc. (a)            87,506


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
        1,511  Varonis Systems, Inc. (a)      $       108,656
        3,017  Verint Systems, Inc. (a)               174,594
          958  VMware, Inc., Class A                  167,161
        3,200  Workday, Inc., Class A (a)             639,936
        4,029  Workiva, Inc. (a)                      231,627
        4,660  Yext, Inc. (a)                          96,975
        3,645  Zendesk, Inc. (a)                      304,576
        5,293  Zscaler, Inc. (a)                      446,041
                                              ---------------
                                                   18,613,003
                                              ---------------
               SPECIALTY RETAIL -- 3.7%
          748  AutoZone, Inc. (a)                     840,034
        2,823  Burlington Stores, Inc. (a)            510,257
        2,991  Carvana Co. (a)                        190,108
        2,028  Five Below, Inc. (a)                   238,209
        7,745  Floor & Decor Holdings, Inc.,
                  Class A (a)                         303,217
        3,163  Home Depot (The), Inc.                 675,901
        1,587  Lowe's Cos., Inc.                      160,922
        2,195  Monro, Inc.                            184,841
        3,046  National Vision Holdings,
                  Inc. (a)                             96,223
          891  O'Reilly Automotive, Inc. (a)          339,257
        8,788  Rent-A-Center, Inc. (a)                237,540
        2,105  RH (a)                                 293,437
        4,846  Ross Stores, Inc.                      513,821
        5,794  Sleep Number Corp. (a)                 284,891
        6,220  TJX (The) Cos., Inc.                   339,363
        7,558  Tractor Supply Co.                     822,386
        2,370  Ulta Beauty, Inc. (a)                  827,723
                                              ---------------
                                                    6,858,130
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.4%
        2,427  Apple, Inc.                            517,048
        3,194  Dell Technologies, Inc.,
                  Class C (a)                         184,422
                                              ---------------
                                                      701,470
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.4%
        2,430  Columbia Sportswear Co.                257,532
        2,325  Crocs, Inc. (a)                         53,126
        2,305  Deckers Outdoor Corp. (a)              360,225
                                              ---------------
                                                      670,883
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.5%
        3,335  Capitol Federal Financial, Inc.         45,556
        3,041  Columbia Financial, Inc. (a)            46,497
        3,455  Kearny Financial Corp.                  46,124
          966  LendingTree, Inc. (a)                  311,574
       11,687  Mr Cooper Group, Inc. (a)               88,938
        8,243  NMI Holdings, Inc., Class A (a)        205,086
        5,316  Northwest Bancshares, Inc.              91,169
        5,544  OceanFirst Financial Corp.             135,274
                                              ---------------
                                                      970,218
                                              ---------------


Page 78                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.6%
        2,239  Applied Industrial Technologies,
                  Inc.                        $       136,221
       20,184  Fastenal Co.                           621,667
        2,702  SiteOne Landscape Supply,
                  Inc. (a)                            199,597
        7,429  Triton International Ltd.              245,751
                                              ---------------
                                                    1,203,236
                                              ---------------
               WATER UTILITIES -- 0.5%
        1,831  American States Water Co.              141,847
        4,141  American Water Works Co., Inc.         475,304
        3,922  Aqua America, Inc.                     164,528
        1,849  California Water Service Group          98,718
        2,325  Middlesex Water Co.                    145,615
                                              ---------------
                                                    1,026,012
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
        1,192  Shenandoah
                  Telecommunications Co.               46,917
        6,479  T-Mobile US, Inc. (a)                  516,571
        1,816  United States Cellular
                  Corp. (a)                            86,968
                                              ---------------
                                                      650,456
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        185,620,946
               (Cost $156,313,052)            ---------------

               MONEY MARKET FUNDS -- 0.3%
       58,563  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)                        58,563
      481,235  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 2.15% (c)                   481,235
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                             539,798
               (Cost $539,798)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.3%
$     479,418  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $479,452.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $489,175. (d)                    479,418
               (Cost $479,418)                ---------------


               DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.4%    $   186,640,162
               (Cost $157,332,268) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.4)%              (684,682)
                                              ---------------
               NET ASSETS -- 100.0%           $   185,955,480
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $519,408 and the total value of the collateral held by the Fund is $537,981.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $157,528,313. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,128,199 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,016,350. The net unrealized appreciation was $29,111,849.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  185,620,946   $         --   $         --
Money Market
   Funds                     539,798             --             --
Repurchase
   Agreements                     --        479,418             --
                      --------------------------------------------
Total Investments     $  186,160,744   $    479,418   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 79

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JULY 31, 2019

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       519,408
Non-cash Collateral(2)                               (519,408)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       479,418
Non-cash Collateral(4)                               (479,418)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 80                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 1.0%
          644  Curtiss-Wright Corp.           $        81,730
        1,092  Huntington Ingalls Industries,
                  Inc.                                249,304
          874  Moog, Inc., Class A                     71,196
        2,011  Spirit AeroSystems Holdings,
                  Inc., Class A                       154,525
                                              ---------------
                                                      556,755
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.7%
        5,662  XPO Logistics, Inc. (a)                382,072
                                              ---------------
               AIRLINES -- 1.6%
        3,841  Alaska Air Group, Inc.                 243,366
       13,276  JetBlue Airways Corp. (a)              255,297
        6,744  SkyWest, Inc.                          409,428
                                              ---------------
                                                      908,091
                                              ---------------
               AUTO COMPONENTS -- 1.8%
        9,746  BorgWarner, Inc.                       368,399
        9,975  Gentex Corp.                           273,514
       26,741  Goodyear Tire & Rubber (The)
                  Co.                                 367,154
                                              ---------------
                                                    1,009,067
                                              ---------------
               AUTOMOBILES -- 0.7%
        6,851  Harley-Davidson, Inc.                  245,129
        2,800  Thor Industries, Inc.                  166,880
                                              ---------------
                                                      412,009
                                              ---------------
               BANKS -- 12.9%
       15,483  Associated Banc-Corp.                  335,517
        2,818  BancorpSouth Bank                       84,230
       10,878  Bank OZK                               332,649
        4,850  BankUnited, Inc.                       166,888
        2,168  BOK Financial Corp.                    181,418
        4,557  Cathay General Bancorp                 169,612
        6,230  CIT Group, Inc.                        314,926
        2,262  Columbia Banking System, Inc.           85,300
          874  Cullen/Frost Bankers, Inc.              82,978
        5,249  East West Bancorp, Inc.                252,004
       27,809  F.N.B. Corp.                           335,098
          363  First Citizens BancShares, Inc.,
                  Class A                             169,528
        6,326  First Hawaiian, Inc.                   169,284
       21,923  First Horizon National Corp.           359,537
        4,999  Fulton Financial Corp.                  84,983
        6,128  Hancock Whitney Corp.                  254,435
        8,497  Home BancShares, Inc.                  167,136
        3,236  IBERIABANK Corp.                       254,253
        7,339  Investors Bancorp, Inc.                 83,371
        9,865  Old National Bancorp                   173,723
        8,429  PacWest Bancorp                        325,612
        4,876  People's United Financial, Inc.         80,064
        2,847  Pinnacle Financial Partners,
                  Inc.                                172,927
        6,034  Popular, Inc.                          347,317
        2,478  Prosperity Bancshares, Inc.            171,948
        1,354  Signature Bank                         172,581
        4,676  Synovus Financial Corp.                178,483
        5,971  TCF Financial Corp.                    251,021


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
        2,667  Texas Capital Bancshares,
                  Inc. (a)                    $       167,834
       14,797  Umpqua Holdings Corp.                  258,356
        2,206  United Bankshares, Inc.                 82,924
       22,772  Valley National Bancorp                254,136
        3,660  Western Alliance Bancorp (a)           180,950
        2,237  Wintrust Financial Corp.               160,035
        7,118  Zions Bancorp N.A.                     320,808
                                              ---------------
                                                    7,181,866
                                              ---------------
               BUILDING PRODUCTS -- 0.9%
        1,735  A.O. Smith Corp.                        78,856
        7,030  Owens Corning                          407,740
                                              ---------------
                                                      486,596
                                              ---------------
               CAPITAL MARKETS -- 2.0%
        3,794  Eaton Vance Corp.                      168,833
        2,518  Federated Investors, Inc.,
                  Class B                              87,500
       11,998  Invesco Ltd.                           230,242
        7,138  Lazard Ltd., Class A                   276,312
        1,459  SEI Investments Co.                     86,942
        4,156  Stifel Financial Corp.                 248,570
                                              ---------------
                                                    1,098,399
                                              ---------------
               CHEMICALS -- 2.7%
        4,649  Albemarle Corp.                        339,191
        6,860  Cabot Corp.                            306,779
       20,016  Huntsman Corp.                         411,329
       18,673  Olin Corp.                             374,767
        1,114  Sensient Technologies Corp.             75,942
                                              ---------------
                                                    1,508,008
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
       53,482  ADT, Inc. (b)                          339,611
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.4%
       15,606  CommScope Holding Co.,
                  Inc. (a)                            222,854
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.9%
        4,324  AECOM (a)                              155,448
        1,858  EMCOR Group, Inc.                      156,796
        2,429  Fluor Corp.                             78,967
        6,352  MasTec, Inc. (a)                       325,985
        8,571  Quanta Services, Inc.                  320,727
                                              ---------------
                                                    1,037,923
                                              ---------------
               CONSUMER FINANCE -- 2.6%
       23,979  Navient Corp.                          339,303
       12,101  OneMain Holdings, Inc.                 501,586
       13,661  Santander Consumer USA
                  Holdings, Inc.                      367,618
       25,255  SLM Corp.                              230,073
                                              ---------------
                                                    1,438,580
                                              ---------------
               CONTAINERS & PACKAGING -- 2.4%
        3,112  Berry Global Group, Inc. (a)           140,196
       17,559  Graphic Packaging Holding Co.          260,927


                        See Notes to Financial Statements                Page 81

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING
                  (CONTINUED)
       14,214  Owens-Illinois, Inc.           $       241,212
        3,434  Packaging Corp. of America             346,731
        1,913  Sealed Air Corp.                        79,944
        5,348  Silgan Holdings, Inc.                  160,761
        1,252  Sonoco Products Co.                     75,157
                                              ---------------
                                                    1,304,928
                                              ---------------
               DISTRIBUTORS -- 0.3%
        6,150  LKQ Corp. (a)                          165,620
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.1%
        3,633  Adtalem Global Education,
                  Inc. (a)                            172,095
          593  Graham Holdings Co., Class B           440,439
                                              ---------------
                                                      612,534
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
       12,765  Jefferies Financial Group, Inc.        272,277
        1,480  Voya Financial, Inc.                    83,132
                                              ---------------
                                                      355,409
                                              ---------------
               ELECTRIC UTILITIES -- 0.9%
        1,967  ALLETE, Inc.                           171,031
        1,879  Hawaiian Electric Industries,
                  Inc.                                 84,179
        4,532  Portland General Electric Co.          248,580
                                              ---------------
                                                      503,790
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.2%
        1,187  Acuity Brands, Inc.                    159,319
        1,195  EnerSys                                 81,391
          628  Hubbell, Inc.                           81,565
        4,006  Regal Beloit Corp.                     318,958
                                              ---------------
                                                      641,233
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.0%
        5,741  Arrow Electronics, Inc. (a)            416,854
        7,230  Avnet, Inc.                            328,387
       24,647  AVX Corp.                              375,374
        1,800  Coherent, Inc. (a)                     249,930
          530  IPG Photonics Corp. (a)                 69,435
        5,179  Jabil, Inc.                            159,927
        3,326  SYNNEX Corp.                           327,744
        3,129  Tech Data Corp. (a)                    317,093
                                              ---------------
                                                    2,244,744
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.4%
        4,849  Helmerich & Payne, Inc.                240,898
                                              ---------------
               ENTERTAINMENT -- 0.3%
        4,533  Cinemark Holdings, Inc.                180,957
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.0%
       25,797  Apple Hospitality REIT, Inc.           405,271
       18,306  Brixmor Property Group, Inc.           347,448
       10,065  Equity Commonwealth                    337,983


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        7,789  GEO Group (The), Inc.          $       138,722
       16,365  Hospitality Properties Trust           404,379
        5,841  Paramount Group, Inc.                   80,781
       14,845  Park Hotels & Resorts, Inc.            392,056
       23,063  RLJ Lodging Trust                      398,529
       39,578  Senior Housing Properties Trust        324,540
        1,018  SL Green Realty Corp.                   82,539
       29,842  Sunstone Hotel Investors, Inc.         394,213
                                              ---------------
                                                    3,306,461
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.7%
       12,995  Sprouts Farmers Market,
                  Inc. (a)                            220,005
        4,576  US Foods Holding Corp. (a)             161,853
                                              ---------------
                                                      381,858
                                              ---------------
               FOOD PRODUCTS -- 1.2%
        4,406  Bunge Ltd.                             257,442
        4,114  Darling Ingredients, Inc. (a)           83,638
        3,968  Ingredion, Inc.                        306,687
                                              ---------------
                                                      647,767
                                              ---------------
               GAS UTILITIES -- 0.6%
        1,826  Southwest Gas Holdings, Inc.           162,350
        1,950  Spire, Inc.                            160,699
                                              ---------------
                                                      323,049
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 0.1%
        1,508  AMN Healthcare Services,
                  Inc. (a)                             80,497
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.2%
        6,808  Aramark                                246,382
        6,075  Boyd Gaming Corp.                      160,927
          479  Cracker Barrel Old Country
                  Store, Inc.                          83,207
        7,715  Hilton Grand Vacations,
                  Inc. (a)                            252,280
        2,150  Hyatt Hotels Corp., Class A            166,302
       16,994  Penn National Gaming, Inc. (a)         331,723
                                              ---------------
                                                    1,240,821
                                              ---------------
               HOUSEHOLD DURABLES -- 1.6%
        2,133  Leggett & Platt, Inc.                   85,256
       12,939  PulteGroup, Inc.                       407,708
       11,172  Toll Brothers, Inc.                    401,857
                                              ---------------
                                                      894,821
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
          583  Carlisle Cos., Inc.                     84,074
                                              ---------------
               INSURANCE -- 6.0%
        9,038  American Equity Investment
                  Life Holding Co.                    233,180
          799  American Financial Group, Inc.          81,802
        3,513  American National Insurance Co.        425,143
        7,778  Assured Guaranty Ltd.                  339,821
        9,501  Athene Holding Ltd.,
                  Class A (a)                         388,211
        2,230  Brighthouse Financial, Inc. (a)         87,349
        1,409  Enstar Group Ltd. (a)                  249,604
        6,095  First American Financial Corp.         352,413


Page 82                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       14,268  National General Holdings
                  Corp.                       $       352,848
       14,625  Old Republic International
                  Corp.                               333,596
        4,878  Unum Group                             155,852
          320  White Mountains Insurance
                  Group Ltd.                          344,320
                                              ---------------
                                                    3,344,139
                                              ---------------
               IT SERVICES -- 0.6%
          400  CACI International, Inc.,
                  Class A (a)                          86,060
        1,025  Leidos Holdings, Inc.                   84,153
        1,128  MAXIMUS, Inc.                           82,919
        3,495  Perspecta, Inc.                         81,538
                                              ---------------
                                                      334,670
                                              ---------------
               LEISURE PRODUCTS -- 0.5%
        1,783  Brunswick Corp.                         87,652
        1,794  Polaris Industries, Inc.               169,838
                                              ---------------
                                                      257,490
                                              ---------------
               MACHINERY -- 4.2%
        3,165  AGCO Corp.                             243,705
        4,357  Barnes Group, Inc.                     226,738
        2,919  Colfax Corp. (a)                        80,798
        2,942  Crane Co.                              246,246
        4,136  Hillenbrand, Inc.                      139,342
        1,250  ITT, Inc.                               78,025
       11,061  Kennametal, Inc.                       382,489
        3,920  Oshkosh Corp.                          327,595
        6,375  Timken (The) Co.                       291,401
       15,774  Trinity Industries, Inc.               309,170
                                              ---------------
                                                    2,325,509
                                              ---------------
               MEDIA -- 1.4%
        8,521  DISH Network Corp.,
                  Class A (a)                         288,521
        3,622  Interpublic Group of Cos.
                  (The), Inc.                          83,016
       14,280  Liberty Latin America Ltd.,
                  Class C (a)                         234,192
       12,131  News Corp., Class A                    159,644
                                              ---------------
                                                      765,373
                                              ---------------
               METALS & MINING -- 3.8%
       13,982  Alcoa Corp. (a)                        314,455
        9,741  Allegheny Technologies,
                  Inc. (a)                            212,062
       30,675  Cleveland-Cliffs, Inc. (b)             326,995
        4,324  Reliance Steel & Aluminum Co.          432,184
       13,547  Steel Dynamics, Inc.                   426,866
       26,723  United States Steel Corp.              401,647
                                              ---------------
                                                    2,114,209
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.2%
        8,673  Chimera Investment Corp.               167,215
       45,586  MFA Financial, Inc.                    327,308
       10,634  New Residential Investment
                  Corp.                               166,847
                                              ---------------
                                                      661,370
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MULTILINE RETAIL -- 1.2%
       19,065  Macy's, Inc.                   $       433,347
        7,705  Nordstrom, Inc.                        255,113
                                              ---------------
                                                      688,460
                                              ---------------
               MULTI-UTILITIES -- 1.0%
        7,339  Avista Corp.                           337,814
        3,402  NorthWestern Corp.                     237,868
                                              ---------------
                                                      575,682
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 6.0%
       73,984  Antero Resources Corp. (a)             341,066
      209,812  Chesapeake Energy Corp. (a) (b)        379,760
        6,896  Cimarex Energy Co.                     349,420
       10,097  Delek US Holdings, Inc.                434,979
       20,703  EQT Corp.                              312,822
       16,598  Murphy Oil Corp.                       399,016
       13,071  PBF Energy, Inc., Class A              365,073
       16,976  Peabody Energy Corp.                   357,515
       21,902  Whiting Petroleum Corp. (a)            387,227
                                              ---------------
                                                    3,326,878
                                              ---------------
               PAPER & FOREST PRODUCTS -- 1.4%
        9,188  Domtar Corp.                           390,031
       15,604  Louisiana-Pacific Corp.                407,888
                                              ---------------
                                                      797,919
                                              ---------------
               PERSONAL PRODUCTS -- 0.1%
        1,659  Nu Skin Enterprises, Inc.,
                  Class A                              66,327
                                              ---------------
               PHARMACEUTICALS -- 0.2%
        1,718  Perrigo Co. PLC                         92,789
                                              ---------------
               PROFESSIONAL SERVICES -- 0.9%
        2,701  ASGN, Inc. (a)                         170,298
        2,541  ManpowerGroup, Inc.                    232,121
        1,435  Robert Half International, Inc.         86,688
                                              ---------------
                                                      489,107
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.5%
        1,745  Jones Lang LaSalle, Inc.               254,229
                                              ---------------
               ROAD & RAIL -- 2.1%
          648  AMERCO                                 250,776
          818  Genesee & Wyoming, Inc.,
                  Class A (a)                          89,824
       12,458  Knight-Swift Transportation
                  Holdings, Inc.                      446,495
        7,018  Ryder System, Inc.                     373,779
                                              ---------------
                                                    1,160,874
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.0%
        3,152  MKS Instruments, Inc.                  268,330
        2,457  Qorvo, Inc. (a)                        180,073
        1,708  Teradyne, Inc.                          95,187
                                              ---------------
                                                      543,590
                                              ---------------
               SPECIALTY RETAIL -- 5.5%
        2,665  Aaron's, Inc.                          168,028


                        See Notes to Financial Statements                Page 83

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
       24,209  American Eagle Outfitters,
                  Inc.                        $       428,257
        7,804  AutoNation, Inc. (a)                   379,899
       11,814  Dick's Sporting Goods, Inc.            439,126
        9,760  Foot Locker, Inc.                      400,746
        9,405  L Brands, Inc.                         244,060
        6,920  Penske Automotive Group, Inc.          318,113
       17,984  Urban Outfitters, Inc. (a)             428,199
        3,777  Williams-Sonoma, Inc.                  251,850
                                              ---------------
                                                    3,058,278
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.4%
        6,933  Xerox Corp.                            222,549
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 2.2%
        1,678  Carter's, Inc.                         156,088
        9,504  Hanesbrands, Inc.                      152,919
        4,323  PVH Corp.                              384,401
        1,441  Ralph Lauren Corp.                     150,196
        7,795  Skechers U.S.A., Inc.,
                  Class A (a)                         295,742
        2,410  Steven Madden Ltd.                      83,169
                                              ---------------
                                                    1,222,515
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.6%
        6,965  Essent Group Ltd. (a)                  321,504
       31,137  MGIC Investment Corp. (a)              400,111
       24,597  New York Community Bancorp,
                  Inc.                                283,603
       17,905  Radian Group, Inc.                     408,234
                                              ---------------
                                                    1,413,452
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.9%
        9,897  Air Lease Corp.                        413,596
        4,128  GATX Corp.                             317,278
        2,031  HD Supply Holdings, Inc. (a)            82,276
        3,306  MSC Industrial Direct Co.,
                  Inc., Class A                       234,891
                                              ---------------
                                                    1,048,041
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.6%
        8,074  Macquarie Infrastructure Corp.         334,587
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.8%
       13,458  Telephone & Data Systems, Inc.         435,232
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.7%                         55,324,561
               (Cost $56,577,925)             ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.2%
       92,395  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)               $        92,395
               (Cost $92,395)                 ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.4%
$     756,376  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $756,429.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $771,770. (d)                    756,376
               (Cost $756,376)                ---------------

               TOTAL INVESTMENTS -- 101.3%         56,173,332
               (Cost $57,426,696) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (1.3)%              (700,261)
                                              ---------------
               NET ASSETS -- 100.0%           $    55,473,071
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $784,769 and the total value of the collateral held by the Fund is $848,771.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $57,741,855. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,982,833 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,551,356. The net unrealized depreciation was $1,568,523.


Page 84                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JULY 31, 2019

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $   55,324,561   $         --   $         --
Money Market
   Funds                      92,395             --             --
Repurchase
   Agreements                     --        756,376             --
                      --------------------------------------------
Total Investments     $   55,416,956   $    756,376   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       784,769
Non-cash Collateral(2)                               (784,769)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       756,376
Non-cash Collateral(4)                               (756,376)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 85

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.6%
       39,997  Aerojet Rocketdyne Holdings,
                  Inc. (a)                    $     1,708,672
       20,914  Axon Enterprise, Inc. (a)            1,468,581
       31,816  Mercury Systems, Inc. (a)            2,593,640
        8,170  Teledyne Technologies, Inc. (a)      2,379,758
                                              ---------------
                                                    8,150,651
                                              ---------------
               AIRLINES -- 0.4%
       28,139  Spirit Airlines, Inc. (a)            1,193,938
                                              ---------------
               AUTO COMPONENTS -- 0.2%
       10,273  Dorman Products, Inc. (a)              738,423
                                              ---------------
               BANKS -- 1.6%
        7,501  Commerce Bancshares, Inc.              456,286
       13,597  Community Bank System, Inc.            897,266
       29,079  First Financial Bankshares,
                  Inc.                                952,337
       22,079  Glacier Bancorp., Inc.                 925,331
       84,147  Sterling Bancorp                     1,838,612
                                              ---------------
                                                    5,069,832
                                              ---------------
               BIOTECHNOLOGY -- 2.2%
       66,991  ACADIA Pharmaceuticals,
                  Inc. (a)                          1,646,639
       23,726  Blueprint Medicines Corp. (a)        2,376,159
        9,268  Emergent BioSolutions, Inc. (a)        409,089
       20,945  Exelixis, Inc. (a)                     445,500
        7,697  Genomic Health, Inc. (a)               561,650
       13,932  Ionis Pharmaceuticals, Inc. (a)        917,562
        5,303  Neurocrine Biosciences,
                  Inc. (a)                            511,156
                                              ---------------
                                                    6,867,755
                                              ---------------
               BUILDING PRODUCTS -- 2.5%
       20,246  Allegion PLC                         2,096,271
       18,424  Armstrong World Industries,
                  Inc.                              1,800,209
       26,945  Simpson Manufacturing Co., Inc.      1,664,123
       24,975  Trex Co., Inc. (a)                   2,041,706
                                              ---------------
                                                    7,602,309
                                              ---------------
               CAPITAL MARKETS -- 2.9%
       15,163  Evercore, Inc., Class A              1,309,628
        6,249  FactSet Research Systems, Inc.       1,732,848
       27,438  LPL Financial Holdings, Inc.         2,301,225
        5,572  MarketAxess Holdings, Inc.           1,877,987
       12,379  Morningstar, Inc.                    1,881,360
                                              ---------------
                                                    9,103,048
                                              ---------------
               CHEMICALS -- 3.1%
       60,147  Axalta Coating Systems Ltd. (a)      1,782,156
        8,954  Balchem Corp.                          919,039
       17,026  Ingevity Corp. (a)                   1,677,742
        1,114  NewMarket Corp.                        469,674
        6,621  Quaker Chemical Corp.                1,240,709
       21,975  RPM International, Inc.              1,490,564
       45,844  Valvoline, Inc.                        925,590
       17,646  WR Grace & Co.                       1,196,575
                                              ---------------
                                                    9,702,049
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.9%
       31,482  Clean Harbors, Inc. (a)        $     2,449,614
       89,530  KAR Auction Services, Inc.           2,394,032
        8,496  MSA Safety, Inc.                       895,054
                                              ---------------
                                                    5,738,700
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
       54,418  Ciena Corp. (a)                      2,460,782
        8,382  Lumentum Holdings, Inc. (a)            474,673
        3,407  Ubiquiti Networks, Inc.                438,583
                                              ---------------
                                                    3,374,038
                                              ---------------
               CONSUMER FINANCE -- 1.2%
        3,702  Credit Acceptance Corp. (a)          1,769,667
       17,904  FirstCash, Inc.                      1,801,859
                                              ---------------
                                                    3,571,526
                                              ---------------
               CONTAINERS & PACKAGING -- 0.7%
       17,999  AptarGroup, Inc.                     2,178,239
                                              ---------------
               DISTRIBUTORS -- 0.7%
       11,718  Pool Corp.                           2,219,038
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 2.5%
       14,838  Bright Horizons Family
                  Solutions, Inc. (a)               2,256,414
       34,802  Chegg, Inc. (a)                      1,563,306
        3,827  Grand Canyon Education,
                  Inc. (a)                            416,263
       61,110  H&R Block, Inc.                      1,692,136
       38,278  Service Corp. International          1,766,147
                                              ---------------
                                                    7,694,266
                                              ---------------
               ELECTRIC UTILITIES -- 0.3%
        4,459  IDACORP, Inc.                          455,086
       10,518  OGE Energy Corp.                       451,748
                                              ---------------
                                                      906,834
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
       32,245  Generac Holdings, Inc. (a)           2,331,313
       38,928  GrafTech International Ltd.            445,726
                                              ---------------
                                                    2,777,039
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.7%
        9,329  Cognex Corp.                           410,569
        6,929  Dolby Laboratories, Inc.,
                  Class A                             471,865
       16,547  FLIR Systems, Inc.                     821,724
        2,530  Littelfuse, Inc.                       427,469
                                              ---------------
                                                    2,131,627
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.1%
       38,891  Patterson-UTI Energy, Inc.             452,302
                                              ---------------
               ENTERTAINMENT -- 0.6%
      292,106  Zynga, Inc., Class A (a)             1,863,636
                                              ---------------


Page 86                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.1%
        9,698  American Campus
                  Communities, Inc.           $       453,382
       36,829  American Homes 4 Rent,
                  Class A                             891,630
       41,422  Americold Realty Trust               1,388,880
        8,931  Apartment Investment &
                  Management Co., Class A             442,442
        7,771  CoreSite Realty Corp.                  814,479
       13,388  CubeSmart                              454,523
       11,234  Douglas Emmett, Inc.                   458,572
        7,719  EastGroup Properties, Inc.             929,985
       12,002  EPR Properties                         893,309
       12,186  First Industrial Realty Trust,
                  Inc.                                465,383
       22,969  Gaming and Leisure Properties,
                  Inc.                                866,161
       24,223  Kimco Realty Corp.                     465,324
       11,091  Lamar Advertising Co., Class A         897,484
        8,945  Liberty Property Trust                 467,824
       25,669  Physicians Realty Trust                441,763
        7,969  PS Business Parks, Inc.              1,394,575
       33,266  Rexford Industrial Realty, Inc.      1,377,212
       11,041  Ryman Hospitality Properties,
                  Inc.                                828,075
       45,471  Sabra Health Care REIT, Inc.           938,521
       10,494  Spirit Realty Capital, Inc.            462,995
       14,802  STAG Industrial, Inc.                  439,915
       13,485  STORE Capital Corp.                    461,322
      149,054  VEREIT, Inc.                         1,359,372
       60,932  VICI Properties, Inc.                1,300,289
                                              ---------------
                                                   18,893,417
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.3%
       33,913  BJ's Wholesale Club Holdings,
                  Inc. (a)                            798,990
                                              ---------------
               FOOD PRODUCTS -- 0.5%
        2,782  J&J Snack Foods Corp.                  517,007
        8,613  Post Holdings, Inc. (a)                923,486
                                              ---------------
                                                    1,440,493
                                              ---------------
               GAS UTILITIES -- 0.7%
        8,488  National Fuel Gas Co.                  405,217
       17,988  New Jersey Resources Corp.             897,062
        9,917  ONE Gas, Inc.                          904,232
                                              ---------------
                                                    2,206,511
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 5.7%
       11,100  Cantel Medical Corp.                 1,024,308
       14,881  Haemonetics Corp. (a)                1,816,672
        8,556  Hill-Rom Holdings, Inc.                912,412
        1,775  ICU Medical, Inc. (a)                  451,631
       18,750  Insulet Corp. (a)                    2,305,125
       16,001  Integer Holdings Corp. (a)           1,400,567
       16,033  Integra LifeSciences Holdings
                  Corp. (a)                         1,016,332
        9,025  Masimo Corp. (a)                     1,424,596
       15,032  Merit Medical Systems, Inc. (a)        593,163
       35,398  Novocure Ltd. (a)                    2,945,822


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES (CONTINUED)
       11,191  Penumbra, Inc. (a)             $     1,875,612
       14,310  West Pharmaceutical Services,
                  Inc.                              1,964,334
                                              ---------------
                                                   17,730,574
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.7%
       11,061  Amedisys, Inc. (a)                   1,525,201
        4,961  Chemed Corp.                         2,011,140
       21,194  Encompass Health Corp.               1,353,025
       14,976  LHC Group, Inc. (a)                  1,895,662
       12,510  Molina Healthcare, Inc. (a)          1,661,078
                                              ---------------
                                                    8,446,106
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.6%
       26,964  Teladoc Health, Inc. (a) (b)         1,840,023
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.5%
       15,435  Choice Hotels International,
                  Inc.                              1,324,477
       15,561  Churchill Downs, Inc.                1,861,874
       22,478  Dunkin' Brands Group, Inc.           1,801,836
       48,582  Eldorado Resorts, Inc. (a)           2,192,020
       30,897  Planet Fitness, Inc.,
                  Class A (a)                       2,430,358
        2,005  Vail Resorts, Inc.                     494,273
      114,317  Wendy's (The) Co.                    2,079,426
       32,127  Wyndham Hotels & Resorts, Inc.       1,816,782
                                              ---------------
                                                   14,001,046
                                              ---------------
               HOUSEHOLD DURABLES -- 1.3%
       10,282  Helen of Troy Ltd. (a)               1,524,615
       24,711  Roku, Inc. (a)                       2,553,388
                                              ---------------
                                                    4,078,003
                                              ---------------
               INSURANCE -- 2.6%
       53,452  Brown & Brown, Inc.                  1,920,530
        8,801  Erie Indemnity Co., Class A          1,960,599
       25,939  Kemper Corp.                         2,283,151
       14,927  Primerica, Inc.                      1,831,394
                                              ---------------
                                                    7,995,674
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 2.4%
       12,396  Cargurus, Inc. (a)                     461,999
       33,273  Match Group, Inc.                    2,505,124
      125,215  Snap, Inc., Class A (a)              2,103,612
       13,094  Yelp, Inc. (a)                         458,945
       38,598  Zillow Group, Inc., Class C (a)      1,928,356
                                              ---------------
                                                    7,458,036
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.4%
       21,885  Etsy, Inc. (a)                       1,466,733
       11,478  GrubHub, Inc. (a)                      776,257
       15,329  Wayfair, Inc., Class A (a)           2,010,551
                                              ---------------
                                                    4,253,541
                                              ---------------
               IT SERVICES -- 5.7%
       22,328  Black Knight, Inc. (a)               1,413,809
       33,805  Booz Allen Hamilton Holding
                  Corp.                             2,324,094


                        See Notes to Financial Statements                Page 87

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       12,929  EPAM Systems, Inc. (a)         $     2,505,511
       13,304  Euronet Worldwide, Inc. (a)          2,074,227
        9,231  LiveRamp Holdings, Inc. (a)            486,381
       14,718  MongoDB, Inc. (a)                    2,107,912
       18,121  Okta, Inc. (a)                       2,370,770
       40,329  Sabre Corp.                            948,135
       67,521  Western Union (The) Co.              1,417,941
        8,606  WEX, Inc. (a)                        1,876,710
                                              ---------------
                                                   17,525,490
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 3.1%
        4,294  Bio-Rad Laboratories, Inc.,
                  Class A (a)                       1,352,181
        6,439  Bio-Techne Corp.                     1,353,156
       44,810  Bruker Corp.                         2,144,158
       12,620  Charles River Laboratories
                  International, Inc. (a)           1,697,895
        9,031  PRA Health Sciences, Inc. (a)          902,287
       43,809  Syneos Health, Inc. (a)              2,238,202
                                              ---------------
                                                    9,687,879
                                              ---------------
               MACHINERY -- 4.5%
       38,630  Allison Transmission Holdings,
                  Inc.                              1,775,048
       26,407  Donaldson Co., Inc.                  1,319,030
       17,841  Graco, Inc.                            857,795
       10,877  Lincoln Electric Holdings, Inc.        919,324
       64,974  Navistar International
                  Corp. (a)                         2,029,788
        6,338  Nordson Corp.                          897,841
        7,717  Proto Labs, Inc. (a)                   803,340
       10,736  RBC Bearings, Inc. (a)               1,746,640
       20,075  Toro (The) Co.                       1,461,862
       19,781  Woodward, Inc.                       2,216,263
                                              ---------------
                                                   14,026,931
                                              ---------------
               MEDIA -- 1.9%
        8,217  AMC Networks, Inc., Class A (a)        438,623
        1,909  Cable One, Inc.                      2,322,871
       41,172  New York Times (The) Co.,
                  Class A                           1,469,017
       17,727  Nexstar Media Group, Inc.,
                  Class A                           1,804,077
                                              ---------------
                                                    6,034,588
                                              ---------------
               METALS & MINING -- 0.3%
        8,738  Royal Gold, Inc.                     1,000,064
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.7%
       37,746  Blackstone Mortgage Trust,
                  Inc.,  Class A                    1,340,738
       39,405  Starwood Property Trust, Inc.          915,378
                                              ---------------
                                                    2,256,116
                                              ---------------
               MULTILINE RETAIL -- 0.6%
       20,558  Ollie's Bargain Outlet
                  Holdings, Inc. (a)                1,741,057
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MULTI-UTILITIES -- 0.6%
       17,179  Black Hills Corp.              $     1,359,718
       17,349  MDU Resources Group, Inc.              463,912
                                              ---------------
                                                    1,823,630
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.5%
       58,977  Centennial Resource
                  Development, Inc.,
                  Class A (a)                         350,913
       44,776  CVR Energy, Inc.                     2,376,262
       70,644  Parsley Energy, Inc.,
                  Class A (a)                       1,171,984
       64,133  Range Resources Corp.                  364,917
       38,891  WPX Energy, Inc. (a)                   406,022
                                              ---------------
                                                    4,670,098
                                              ---------------
               PERSONAL PRODUCTS -- 0.1%
        5,634  USANA Health Sciences,
                  Inc. (a)                            383,394
                                              ---------------
               PHARMACEUTICALS -- 1.0%
       55,819  Horizon Therapeutics PLC (a)         1,389,335
        6,279  Jazz Pharmaceuticals PLC (a)           875,167
       25,162  Nektar Therapeutics (a)                716,110
                                              ---------------
                                                    2,980,612
                                              ---------------
               PROFESSIONAL SERVICES -- 2.7%
       15,294  Exponent, Inc.                       1,052,227
       26,698  FTI Consulting, Inc. (a)             2,788,606
       18,326  Insperity, Inc.                      1,948,970
       33,012  TriNet Group, Inc. (a)               2,427,703
                                              ---------------
                                                    8,217,506
                                              ---------------
               ROAD & RAIL -- 0.4%
       12,433  Landstar System, Inc.                1,383,420
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.2%
       12,202  Cabot Microelectronics Corp.         1,484,373
       23,906  Cree, Inc. (a)                       1,486,475
       47,981  Entegris, Inc.                       2,087,653
        3,298  Monolithic Power Systems, Inc.         488,632
       66,453  ON Semiconductor Corp. (a)           1,429,404
       12,989  Silicon Laboratories, Inc. (a)       1,457,496
        7,143  Universal Display Corp.              1,507,744
                                              ---------------
                                                    9,941,777
                                              ---------------
               SOFTWARE -- 14.3%
        8,368  Alarm.com Holdings, Inc. (a)           417,647
       20,511  Alteryx, Inc., Class A (a)           2,410,863
       14,406  Aspen Technology, Inc. (a)           1,899,719
       31,001  Avalara, Inc. (a)                    2,525,962
       10,724  Blackbaud, Inc.                        975,884
       33,465  Blackline, Inc. (a)                  1,492,539
       17,834  Ceridian HCM Holding, Inc. (a)         950,731
       15,454  Cornerstone OnDemand, Inc. (a)         914,877
       17,679  Coupa Software, Inc. (a)             2,399,217
        9,007  DocuSign, Inc. (a)                     465,842
       53,611  Dropbox, Inc., Class A (a)           1,263,075
        7,129  Fair Isaac Corp. (a)                 2,476,757
       26,184  Five9, Inc. (a)                      1,292,704
       13,248  Guidewire Software, Inc. (a)         1,352,356
       10,501  HubSpot, Inc. (a)                    1,876,739


Page 88                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       15,110  j2 Global, Inc.                $     1,346,150
       25,827  Manhattan Associates, Inc. (a)       2,195,037
        9,871  Paycom Software, Inc. (a)            2,376,443
       19,083  Paylocity Holding Corp. (a)          1,948,183
       11,168  Proofpoint, Inc. (a)                 1,409,402
       10,280  Qualys, Inc. (a)                       889,837
       15,211  RealPage, Inc. (a)                     950,383
       15,581  RingCentral, Inc., Class A (a)       2,212,190
        9,827  Trade Desk (The), Inc.,
                  Class A (a)                       2,587,547
        2,075  Tyler Technologies, Inc. (a)           484,201
       16,647  Verint Systems, Inc. (a)               963,362
       20,111  Zendesk, Inc. (a)                    1,680,475
       29,207  Zscaler, Inc. (a)                    2,461,274
                                              ---------------
                                                   44,219,396
                                              ---------------
               SPECIALTY RETAIL -- 1.5%
       11,189  Five Below, Inc. (a)                 1,314,260
       42,734  Floor & Decor Holdings, Inc.,
                  Class A (a)                       1,673,036
       11,615  RH (a)                               1,619,131
                                              ---------------
                                                    4,606,427
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.3%
       17,626  Dell Technologies, Inc.,
                  Class C (a)                       1,017,725
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.1%
       13,409  Columbia Sportswear Co.              1,421,086
       12,721  Deckers Outdoor Corp. (a)            1,988,038
                                              ---------------
                                                    3,409,124
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.6%
        5,328  LendingTree, Inc. (a)                1,718,493
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.4%
       40,993  Triton International Ltd.            1,356,048
                                              ---------------
               WATER UTILITIES -- 0.3%
       21,643  Aqua America, Inc.                     907,924
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.2%
       10,019  United States Cellular
                  Corp. (a)                           479,810
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       309,865,173
               (Cost $272,691,597)            ---------------

               MONEY MARKET FUNDS -- 0.1%
      157,512  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)                       157,512
               (Cost $157,512)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$   1,289,444  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $1,289,534.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $1,315,687. (d)          $     1,289,444
               (Cost $1,289,444)              ---------------

               TOTAL INVESTMENTS -- 100.5%        311,312,129
               (Cost $274,138,553) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (0.5)%            (1,486,452)
                                              ---------------
               NET ASSETS -- 100.0%           $   309,825,677
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,380,018 and the total value of the collateral held by the Fund is $1,446,956.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $275,837,115. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,543,463 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,068,449. The net unrealized appreciation was $35,475,014.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  309,865,173   $         --   $         --
Money Market
   Funds                     157,512             --             --
Repurchase
   Agreements                     --      1,289,444             --
                      --------------------------------------------
Total Investments     $  310,022,685   $  1,289,444   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements                Page 89

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JULY 31, 2019

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,380,018
Non-cash Collateral(2)                             (1,380,018)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,289,444
Non-cash Collateral(4)                             (1,289,444)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 90                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AIR FREIGHT & LOGISTICS -- 1.2%
        8,676  Atlas Air Worldwide Holdings,
                  Inc. (a)                    $       396,059
        7,380  Hub Group, Inc., Class A (a)           334,683
                                              ---------------
                                                      730,742
                                              ---------------
               AIRLINES -- 1.0%
        1,589  Allegiant Travel Co.                   238,111
       14,119  Hawaiian Holdings, Inc.                366,953
                                              ---------------
                                                      605,064
                                              ---------------
               AUTO COMPONENTS -- 3.4%
       24,282  American Axle & Manufacturing
                  Holdings, Inc. (a)                  293,084
        9,820  Cooper Tire & Rubber Co.               264,354
        8,452  Cooper-Standard Holdings,
                  Inc. (a)                            418,205
       15,538  Dana, Inc.                             259,640
        2,533  LCI Industries                         232,099
        1,676  Standard Motor Products, Inc.           77,113
       27,938  Tenneco, Inc., Class A                 252,559
        3,892  Visteon Corp. (a)                      256,405
                                              ---------------
                                                    2,053,459
                                              ---------------
               AUTOMOBILES -- 0.5%
        8,016  Winnebago Industries, Inc.             323,045
                                              ---------------
               BANKS -- 7.4%
        3,339  1st Source Corp.                       156,766
        3,953  Ameris Bancorp                         157,211
        2,151  Atlantic Union Bankshares Corp.         81,803
        4,935  Berkshire Hills Bancorp, Inc.          161,868
       12,835  Boston Private Financial
                  Holdings, Inc.                      148,116
        4,941  Brookline Bancorp, Inc.                 73,275
        7,448  Cadence BanCorp                        127,659
        1,404  Eagle Bancorp, Inc.                     56,595
        2,076  FB Financial Corp.                      78,909
        5,866  First Busey Corp.                      158,558
       11,501  First Commonwealth Financial
                  Corp.                               158,369
        1,919  First Interstate BancSystem,
                  Inc., Class A                        76,818
        7,568  First Midwest Bancorp, Inc.            163,696
        6,383  Great Western Bancorp, Inc.            215,873
        3,463  Heartland Financial USA, Inc.          166,536
        7,283  Hilltop Holdings, Inc.                 165,178
       16,545  Hope Bancorp, Inc.                     244,039
        1,383  Independent Bank Group, Inc.            78,568
        6,046  International Bancshares Corp.         227,511
        2,026  NBT Bancorp, Inc.                       78,406
        6,517  OFG Bancorp                            147,480
        7,383  Pacific Premier Bancorp, Inc.          233,524
        4,310  Renasant Corp.                         154,686
        4,133  S&T Bancorp, Inc.                      157,343
        9,802  Simmons First National Corp.,
                  Class A                             252,401
        2,103  South State Corp.                      168,387
        5,679  TowneBank                              159,807
        2,011  TriCo Bancshares                        75,915


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
        2,286  Trustmark Corp.                $        81,244
        5,424  United Community Banks, Inc.           155,669
        4,019  WesBanco, Inc.                         147,015
                                              ---------------
                                                    4,509,225
                                              ---------------
               BEVERAGES -- 0.1%
        1,146  MGP Ingredients, Inc.                   57,288
                                              ---------------
               BUILDING PRODUCTS -- 2.7%
        2,694  American Woodmark Corp. (a)            228,586
        1,749  Apogee Enterprises, Inc.                70,939
       18,377  Builders FirstSource, Inc. (a)         315,717
       39,106  Cornerstone Building Brands,
                  Inc. (a)                            227,597
        1,883  Gibraltar Industries, Inc. (a)          78,032
        7,297  JELD-WEN Holding, Inc. (a)             159,877
        6,299  Patrick Industries, Inc. (a)           288,935
        5,990  Universal Forest Products, Inc.        242,176
                                              ---------------
                                                    1,611,859
                                              ---------------
               CAPITAL MARKETS -- 1.6%
        2,762  Artisan Partners Asset
                  Management, Inc., Class A            81,728
       43,593  BGC Partners, Inc., Class A            240,197
        2,174  Moelis & Co., Class A                   79,221
        2,086  Piper Jaffray Cos.                     161,248
       23,233  Waddell & Reed Financial, Inc.,
                  Class A                             406,577
                                              ---------------
                                                      968,971
                                              ---------------
               CHEMICALS -- 3.4%
       15,853  AdvanSix, Inc. (a)                     406,471
        4,914  H.B. Fuller Co.                        234,938
          833  Innospec, Inc.                          77,786
       20,224  Kronos Worldwide, Inc.                 271,204
        7,238  Minerals Technologies, Inc.            385,423
        4,935  PolyOne Corp.                          161,720
        2,481  Stepan Co.                             245,991
        7,318  Trinseo S.A.                           284,012
                                              ---------------
                                                    2,067,545
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 4.0%
        1,900  ABM Industries, Inc.                    79,971
       49,211  ACCO Brands Corp.                      481,284
        7,620  Deluxe Corp.                           340,004
        3,466  Herman Miller, Inc.                    157,148
        6,444  HNI Corp.                              220,643
        4,957  Interface, Inc.                         68,704
        6,741  Knoll, Inc.                            163,469
        8,890  Matthews International Corp.,
                  Class A                             303,593
       36,195  Pitney Bowes, Inc.                     146,590
       13,333  Steelcase, Inc., Class A               225,461
        1,209  UniFirst Corp.                         238,016
                                              ---------------
                                                    2,424,883
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.4%
        5,144  EchoStar Corp., Class A (a)            234,155
                                              ---------------


                        See Notes to Financial Statements                Page 91

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
        2,631  Dycom Industries, Inc. (a)     $       145,126
       14,803  Primoris Services Corp.                310,271
                                              ---------------
                                                      455,397
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.1%
        3,948  Summit Materials, Inc.,
                  Class A (a)                          72,801
                                              ---------------
               CONSUMER FINANCE -- 1.2%
        9,148  Encore Capital Group, Inc. (a)         329,145
        3,850  Nelnet, Inc., Class A                  240,856
        5,505  PRA Group, Inc. (a)                    171,371
                                              ---------------
                                                      741,372
                                              ---------------
               CONTAINERS & PACKAGING -- 0.6%
        9,519  Greif, Inc., Class A                   332,784
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.4%
       14,512  Laureate Education, Inc.,
                  Class A (a)                         237,852
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.1%
        9,047  FGL Holdings                            73,733
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
        3,366  AZZ, Inc.                              156,788
        5,289  Encore Wire Corp.                      290,472
                                              ---------------
                                                      447,260
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 6.3%
        5,189  Anixter International, Inc. (a)        333,964
        5,201  Belden, Inc.                           236,438
       12,334  Benchmark Electronics, Inc.            333,758
        3,307  ePlus, Inc. (a)                        251,001
        3,917  Insight Enterprises, Inc. (a)          215,513
       20,590  KEMET Corp.                            414,271
       12,452  Knowles Corp. (a)                      253,398
       13,556  Methode Electronics, Inc.              406,002
        5,308  Plexus Corp. (a)                       316,941
          440  Rogers Corp. (a)                        69,811
        7,529  Sanmina Corp. (a)                      239,046
        9,516  ScanSource, Inc. (a)                   323,068
       37,970  TTM Technologies, Inc. (a)             397,166
                                              ---------------
                                                    3,790,377
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 3.0%
       21,509  Archrock, Inc.                         236,169
        8,568  Diamond Offshore Drilling,
                  Inc. (a) (b)                         77,455
       35,902  Helix Energy Solutions Group,
                  Inc. (a)                            314,502
       56,292  Mammoth Energy Services, Inc.          364,772
      106,839  Nabors Industries Ltd.                 316,243
       12,459  Oil States International,
                  Inc. (a)                            185,888


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
       53,716  RPC, Inc.                      $       331,965
                                              ---------------
                                                    1,826,994
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.5%
       12,082  Chatham Lodging Trust                  215,785
       10,982  CoreCivic, Inc.                        186,365
       22,049  DiamondRock Hospitality Co.            222,033
        7,896  Global Net Lease, Inc.                 154,130
       10,951  Industrial Logistics Properties
                  Trust                               234,132
       10,239  Kite Realty Group Trust                162,902
       16,629  Mack-Cali Realty Corp.                 395,438
       11,794  Office Properties Income Trust         332,237
       12,792  RPT Realty                             156,702
        5,740  SITE Centers Corp.                      81,795
       33,766  Summit Hotel Properties, Inc.          375,140
        9,557  Tanger Factory Outlet Centers,
                  Inc. (b)                            151,765
      101,385  Washington Prime Group,
                  Inc. (b)                            368,028
       14,860  Xenia Hotels & Resorts, Inc.           318,450
                                              ---------------
                                                    3,354,902
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.4%
       11,374  Andersons (The), Inc.                  305,392
        3,030  PriceSmart, Inc.                       184,830
       10,637  Weis Markets, Inc.                     387,718
                                              ---------------
                                                      877,940
                                              ---------------
               FOOD PRODUCTS -- 0.6%
       14,896  B&G Foods, Inc. (b)                    272,299
        2,820  Fresh Del Monte Produce, Inc.           85,530
                                              ---------------
                                                      357,829
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.6%
        1,024  Magellan Health, Inc. (a)               72,028
        3,818  National HealthCare Corp.              334,457
        3,319  Patterson Cos., Inc.                    65,716
        9,762  Select Medical Holdings
                  Corp. (a)                           163,416
       18,846  Tivity Health, Inc. (a)                328,863
                                              ---------------
                                                      964,480
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.4%
        3,543  Cheesecake Factory (The), Inc.         152,632
        3,538  Red Rock Resorts, Inc., Class A         73,732
                                              ---------------
                                                      226,364
                                              ---------------
               HOUSEHOLD DURABLES -- 4.9%
          482  Cavco Industries, Inc. (a)              85,483
        1,283  Installed Building Products,
                  Inc. (a)                             68,358
       15,052  KB Home                                395,416
        5,053  La-Z-Boy, Inc.                         166,698
        3,192  LGI Homes, Inc. (a)                    224,366
       11,815  M.D.C. Holdings, Inc.                  426,994
        7,544  Meritage Homes Corp. (a)               473,839


Page 92                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES (CONTINUED)
       14,782  Taylor Morrison Home Corp. (a) $       332,891
          918  TopBuild Corp. (a)                      74,477
       32,355  TRI Pointe Group, Inc. (a)             442,940
       16,281  Tupperware Brands Corp.                249,262
                                              ---------------
                                                    2,940,724
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.6%
       12,574  Central Garden & Pet Co.,
                  Class A (a)                         346,414
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.1%
        4,508  Clearway Energy, Inc., Class C          81,234
                                              ---------------
               INSURANCE -- 1.8%
        1,192  AMERISAFE, Inc.                         77,552
        1,026  Argo Group International
                  Holdings Ltd.                        70,219
        7,330  Employers Holdings, Inc.               321,787
        1,191  FBL Financial Group, Inc.,
                  Class A                              74,676
        1,206  National Western Life Group,
                  Inc., Class A                       324,414
        2,105  ProAssurance Corp.                      82,284
        1,628  Safety Insurance Group, Inc.           160,619
                                              ---------------
                                                    1,111,551
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.4%
       11,561  Cars.com, Inc. (a)                     219,659
                                              ---------------
               IT SERVICES -- 1.1%
        1,556  CSG Systems International, Inc.         79,730
        3,047  KBR, Inc.                               80,380
        1,154  ManTech International Corp.,
                  Class A                              79,372
        4,738  NIC, Inc.                               85,947
        5,559  Presidio, Inc.                          77,826
        8,303  Sykes Enterprises, Inc. (a)            234,892
                                              ---------------
                                                      638,147
                                              ---------------
               LEISURE PRODUCTS -- 0.8%
        2,894  Acushnet Holdings Corp.                 73,971
        9,028  Callaway Golf Co.                      165,574
        4,185  Sturm Ruger & Co., Inc.                236,452
                                              ---------------
                                                      475,997
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.2%
        3,309  Cambrex Corp. (a)                      144,934
                                              ---------------
               MACHINERY -- 2.8%
        2,281  Alamo Group, Inc.                      223,287
        4,318  Altra Industrial Motion Corp.          124,056
        1,190  EnPro Industries, Inc.                  84,538
       12,740  Greenbrier (The) Cos., Inc.            368,313
          627  John Bean Technologies Corp.            74,400
       12,777  Meritor, Inc. (a)                      315,975
       11,226  Milacron Holdings Corp. (a)            189,046
        5,293  Mueller Industries, Inc.               159,796


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
        1,242  Tennant Co.                    $        94,529
          816  Watts Water Technologies, Inc.,
                  Class A                              75,749
                                              ---------------
                                                    1,709,689
                                              ---------------
               MARINE -- 0.4%
        5,868  Matson, Inc.                           240,060
                                              ---------------
               MEDIA -- 2.7%
       10,132  EW Scripps (The) Co., Class A          155,323
       37,970  Gannett Co., Inc.                      389,192
        4,971  John Wiley & Sons, Inc.,
                  Class A                             226,230
        9,321  Scholastic Corp.                       318,499
        4,251  Sinclair Broadcast Group, Inc.,
                  Class A                             213,613
       20,451  TEGNA, Inc.                            310,651
                                              ---------------
                                                    1,613,508
                                              ---------------
               METALS & MINING -- 3.4%
       96,199  AK Steel Holding Corp. (a)             271,281
        6,458  Carpenter Technology Corp.             290,674
       17,511  Coeur Mining, Inc. (a)                  80,551
       17,358  Commercial Metals Co.                  303,939
        1,383  Compass Minerals International,
                  Inc.                                 77,240
      126,661  Hecla Mining Co.                       234,323
        2,336  Kaiser Aluminum Corp.                  224,887
       14,827  Warrior Met Coal, Inc.                 366,820
        5,663  Worthington Industries, Inc.           227,766
                                              ---------------
                                                    2,077,481
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.5%
       16,848  Apollo Commercial Real Estate
                  Finance, Inc.                       317,079
                                              ---------------
               MULTILINE RETAIL -- 1.3%
       13,537  Big Lots, Inc.                         346,547
        6,219  Dillard's, Inc., Class A (b)           452,619
                                              ---------------
                                                      799,166
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 7.3%
        4,111  Arch Coal, Inc., Class A               366,537
       58,770  Callon Petroleum Co. (a)               289,148
       38,652  Carrizo Oil & Gas, Inc. (a)            368,353
       52,981  CNX Resources Corp. (a)                435,504
        7,462  Contura Energy, Inc. (a)               267,363
      312,332  Denbury Resources, Inc. (a)            352,935
       78,878  Gulfport Energy Corp. (a)              298,159
       54,548  Oasis Petroleum, Inc. (a)              265,649
       25,819  SemGroup Corp., Class A                327,127
       30,934  SM Energy Co.                          308,412
      122,561  Southwestern Energy Co. (a)            269,634
       78,083  SRC Energy, Inc. (a)                   318,579
       16,104  Talos Energy, Inc. (a)                 331,420
        6,340  World Fuel Services Corp.              247,514
                                              ---------------
                                                    4,446,334
                                              ---------------


                        See Notes to Financial Statements                Page 93

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PAPER & FOREST PRODUCTS -- 0.8%
        5,511  Boise Cascade Co.              $       148,797
        9,338  Schweitzer-Mauduit
                  International, Inc.                 321,507
                                              ---------------
                                                      470,304
                                              ---------------
               PERSONAL PRODUCTS -- 0.6%
       11,497  Edgewell Personal Care Co. (a)         349,854
                                              ---------------
               PROFESSIONAL SERVICES -- 1.0%
        7,908  CBIZ, Inc. (a)                         184,810
        1,044  ICF International, Inc.                 88,938
        3,277  Navigant Consulting, Inc.               79,828
       14,045  TrueBlue, Inc. (a)                     277,670
                                              ---------------
                                                      631,246
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.5%
       53,493  Realogy Holdings Corp.                 278,698
                                              ---------------
               ROAD & RAIL -- 4.0%
       13,778  ArcBest Corp.                          412,375
        2,161  Avis Budget Group, Inc. (a)             78,639
       17,146  Heartland Express, Inc.                340,177
       21,338  Marten Transport Ltd.                  428,254
        4,791  Saia, Inc. (a)                         365,553
       21,233  Schneider National, Inc.,
                  Class B                             409,797
       12,461  Werner Enterprises, Inc.               413,082
                                              ---------------
                                                    2,447,877
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.6%
        1,351  Advanced Energy Industries,
                  Inc. (a)                             78,899
       51,916  Amkor Technology, Inc. (a)             479,185
        3,545  Cirrus Logic, Inc. (a)                 173,882
        7,824  Synaptics, Inc. (a)                    251,776
                                              ---------------
                                                      983,742
                                              ---------------
               SOFTWARE -- 0.8%
       32,518  Avaya Holdings Corp. (a)               391,517
        1,513  Ebix, Inc.                              69,643
                                              ---------------
                                                      461,160
                                              ---------------
               SPECIALTY RETAIL -- 5.8%
       24,145  Abercrombie & Fitch Co.,
                  Class A                             457,065
        2,703  Asbury Automotive Group,
                  Inc. (a)                            248,892
       58,152  At Home Group, Inc. (a)                348,330
       19,621  Bed Bath & Beyond, Inc. (b)            190,520
        1,624  Children's Place (The), Inc.           158,616
        9,158  Genesco, Inc. (a)                      360,642
        3,784  Group 1 Automotive, Inc.               317,705
        1,919  Lithia Motors, Inc., Class A           253,078
       35,613  Michaels Cos. (The), Inc. (a)          244,661
        2,713  Murphy USA, Inc. (a)                   239,721
      188,006  Office Depot, Inc.                     383,532
       52,837  Party City Holdco, Inc. (a) (b)        337,100
                                              ---------------
                                                    3,539,862
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.0%
       13,164  G-III Apparel Group Ltd. (a)   $       377,280
        3,008  Oxford Industries, Inc.                220,156
                                              ---------------
                                                      597,436
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.4%
        5,685  Axos Financial, Inc. (a)               166,627
        6,880  Flagstar Bancorp, Inc.                 237,222
        5,523  Meta Financial Group, Inc.             170,495
        6,985  PennyMac Financial Services,
                  Inc.                                167,710
        6,388  Provident Financial Services,
                  Inc.                                154,462
        5,823  Walker & Dunlop, Inc.                  339,714
        4,435  Washington Federal, Inc.               162,232
        1,840  WSFS Financial Corp.                    77,961
                                              ---------------
                                                    1,476,423
                                              ---------------
               TOBACCO -- 0.5%
        5,098  Universal Corp.                        303,331
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 4.1%
       18,217  Aircastle Ltd.                         378,732
        4,219  Beacon Roofing Supply, Inc. (a)        152,854
       18,269  BMC Stock Holdings, Inc. (a)           386,389
        7,837  H&E Equipment Services, Inc.           239,891
        4,975  Herc Holdings, Inc. (a)                224,572
        9,049  MRC Global, Inc. (a)                   141,526
       15,447  NOW, Inc. (a)                          189,226
       10,605  Rush Enterprises, Inc., Class A        399,384
        7,646  WESCO International, Inc. (a)          387,958
                                              ---------------
                                                    2,500,532
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                         60,548,763
               (Cost $64,993,452)             ---------------

               MONEY MARKET FUNDS -- 0.2%
      153,325  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)                       153,325
               (Cost $153,325)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.1%
$   1,255,172  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $1,255,260.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $1,280,717. (d)                1,255,172
               (Cost $1,255,172)              ---------------


Page 94                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JULY 31, 2019

               DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL INVESTMENTS -- 102.1%    $    61,957,260
               (Cost $66,401,949) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (2.1)%            (1,298,190)
                                              ---------------
               NET ASSETS -- 100.0%           $    60,659,070
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,385,905 and the total value of the collateral held by the Fund is $1,408,497.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $66,704,478. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,511,821 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,259,039. The net unrealized depreciation was $4,747,218.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $   60,548,763   $         --   $         --
Money Market
   Funds                     153,325             --             --
Repurchase
   Agreements                     --      1,255,172             --
                      --------------------------------------------
Total Investments     $   60,702,088   $  1,255,172   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,385,905
Non-cash Collateral(2)                             (1,385,905)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,255,172
Non-cash Collateral(4)                             (1,255,172)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 95

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.1%
       16,135  Cubic Corp.                    $     1,068,137
       77,217  Kratos Defense & Security
                  Solutions, Inc. (a)               1,903,399
                                              ---------------
                                                    2,971,536
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.8%
       42,645  Air Transport Services Group,
                  Inc. (a)                            994,055
       17,590  Forward Air Corp.                    1,108,170
                                              ---------------
                                                    2,102,225
                                              ---------------
               AUTO COMPONENTS -- 0.6%
       21,422  Fox Factory Holding Corp. (a)        1,715,474
                                              ---------------
               BANKS -- 5.2%
       18,694  BancFirst Corp.                      1,090,608
        6,404  Banner Corp.                           379,501
       30,699  CenterState Bank Corp.                 746,600
        9,270  City Holding Co.                       717,961
        8,338  Enterprise Financial Services
                  Corp.                               347,528
       28,570  First Bancorp                        1,055,376
      128,082  First BanCorp                        1,378,162
       14,322  First Financial Bancorp.               365,068
       18,653  First Merchants Corp.                  735,115
       11,740  Heritage Financial Corp.               334,825
        4,556  Independent Bank Corp.                 354,275
       22,217  Lakeland Financial Corp.             1,021,760
       38,955  National Bank Holdings Corp.,
                  Class A                           1,413,287
       40,537  Sandy Spring Bancorp, Inc.           1,477,168
       20,638  ServisFirst Bancshares, Inc.           702,930
       21,837  Southside Bancshares, Inc.             755,997
       12,752  Tompkins Financial Corp.             1,045,281
       13,367  Veritex Holdings, Inc.                 342,062
        5,631  Westamerica Bancorporation             360,947
                                              ---------------
                                                   14,624,451
                                              ---------------
               BEVERAGES -- 1.3%
        4,680  Boston Beer (The) Co., Inc.,
                  Class A (a)                       1,836,057
        5,905  Coca-Cola Consolidated, Inc.         1,733,295
                                              ---------------
                                                    3,569,352
                                              ---------------
               BIOTECHNOLOGY -- 8.5%
       56,651  Amicus Therapeutics, Inc. (a)          702,472
       30,148 Arena Pharmaceuticals, Inc. (a) 1,889,677 66,700 Arrowhead Pharmaceuticals,
                  Inc. (a)                          1,938,302
       49,109  CareDx, Inc. (a)                     1,609,302
       79,978  Coherus Biosciences, Inc. (a)        1,345,230
       15,012  CRISPR Therapeutics AG (a) (b)         760,958
       34,057  Denali Therapeutics, Inc. (a)          727,117
       14,018  Editas Medicine, Inc. (a)              353,955
        4,108  Enanta Pharmaceuticals,
                  Inc. (a)                            308,182
       87,068  Fate Therapeutics, Inc. (a)          1,919,849
       20,186  Halozyme Therapeutics, Inc. (a)        342,960
       45,280  Intrexon Corp. (a) (b)                 361,787
       60,168  Invitae Corp. (a)                    1,617,918


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
       31,705  Ironwood Pharmaceuticals,
                  Inc. (a)                    $       337,024
       19,385  Medicines (The) Co. (a)                694,758
       13,730  Mirati Therapeutics, Inc. (a)        1,452,634
       12,786  Portola Pharmaceuticals,
                  Inc. (a)                            341,131
       23,123  PTC Therapeutics, Inc. (a)           1,113,835
       20,563  Repligen Corp. (a)                   1,940,942
       65,644  Sangamo Therapeutics, Inc. (a)         788,384
       11,132  Ultragenyx Pharmaceutical,
                  Inc. (a)                            670,814
       18,094  uniQure N.V. (a)                     1,061,213
       34,548  Xencor, Inc. (a)                     1,520,803
                                              ---------------
                                                   23,799,247
                                              ---------------
               BUILDING PRODUCTS -- 2.0%
       28,178  AAON, Inc.                           1,431,443
       53,904  Advanced Drainage Systems,
                  Inc.                              1,775,059
       39,161  Continental Building Products,
                  Inc. (a)                            962,577
       84,568  PGT Innovations, Inc. (a)            1,363,236
                                              ---------------
                                                    5,532,315
                                              ---------------
               CAPITAL MARKETS -- 2.2%
       23,278  Blucora, Inc. (a)                      696,943
       27,488  Cohen & Steers, Inc.                 1,439,547
       18,236  Hamilton Lane, Inc., Class A         1,070,453
       23,368  Houlihan Lokey, Inc.                 1,074,928
        8,559  PJT Partners, Inc., Class A            360,847
       92,781  TCG BDC, Inc.                        1,402,849
                                              ---------------
                                                    6,045,567
                                              ---------------
               CHEMICALS -- 0.8%
        9,667  Chase Corp.                          1,001,308
       21,954  Ferro Corp. (a)                        323,382
       65,645  PQ Group Holdings, Inc. (a)          1,023,406
                                              ---------------
                                                    2,348,096
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.8%
       21,098  Brady Corp., Class A                 1,091,400
       44,599  Casella Waste Systems, Inc.,
                  Class A (a)                       1,944,516
        7,780  Cimpress N.V. (a)                      750,381
       78,953  Covanta Holding Corp.                1,359,571
       22,752  McGrath RentCorp                     1,549,639
       17,475  US Ecology, Inc.                     1,111,934
                                              ---------------
                                                    7,807,441
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.7%
      132,993  Viavi Solutions, Inc. (a)            1,951,007
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.1%
       27,731  Comfort Systems USA, Inc.            1,164,702
      117,518  WillScot Corp. (a)                   1,870,886
                                              ---------------
                                                    3,035,588
                                              ---------------


Page 96                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.0%
       46,497  K12, Inc. (a)                  $     1,387,935
        7,943  Strategic Education, Inc.            1,413,775
                                              ---------------
                                                    2,801,710
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.6%
       12,246  ATN International, Inc.                689,082
       23,822  Cogent Communications
                  Holdings, Inc.                    1,501,024
       44,733  Iridium Communications,
                  Inc. (a)                          1,138,008
       91,834  Vonage Holdings Corp. (a)            1,138,742
                                              ---------------
                                                    4,466,856
                                              ---------------
               ELECTRIC UTILITIES -- 0.8%
       14,236  MGE Energy, Inc.                     1,055,599
       19,700  Otter Tail Corp.                     1,051,586
                                              ---------------
                                                    2,107,185
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.4%
       68,323  Atkore International Group,
                  Inc. (a)                          1,864,535
       94,215  Sunrun, Inc. (a)                     1,794,796
       11,169  Vicor Corp. (a)                        330,155
                                              ---------------
                                                    3,989,486
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.3%
       23,690  Badger Meter, Inc.                   1,267,178
       25,637  CTS Corp.                              808,078
       20,948  Fabrinet (a)                         1,124,489
       28,461  II-VI, Inc. (a)                      1,129,902
       15,692  OSI Systems, Inc. (a)                1,766,291
       20,997  Vishay Intertechnology, Inc.           356,949
                                              ---------------
                                                    6,452,887
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.8%
       10,472  Cactus, Inc., Class A (a)              307,563
       63,521  Frank's International N.V. (a)         362,070
      109,240  Liberty Oilfield Services, Inc.,
                  Class A                           1,545,746
      182,970  McDermott International,
                  Inc. (a)                          1,174,667
       85,384  ProPetro Holding Corp. (a)           1,548,012
                                              ---------------
                                                    4,938,058
                                              ---------------
               ENTERTAINMENT -- 0.1%
       48,305  Glu Mobile, Inc. (a)                   360,355
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.8%
       25,832  Acadia Realty Trust                    725,104
        5,415  Agree Realty Corp.                     361,993
          936  Alexander's, Inc.                      350,532
       15,005  American Assets Trust, Inc.            696,232
       29,730  CareTrust REIT, Inc.                   690,628
       11,274  Getty Realty Corp.                     337,995


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       50,176  Hannon Armstrong Sustainable
                  Infrastructure Capital,
                  Inc.                        $     1,377,331
      122,213  Independence Realty Trust, Inc.      1,509,331
       75,135  Lexington Realty Trust                 741,582
        7,595  LTC Properties, Inc.                   350,054
       11,983  National Storage Affiliates
                  Trust                               362,965
       17,404  Piedmont Office Realty Trust,
                  Inc., Class A                       362,177
       26,695  PotlatchDeltic Corp.                   982,910
       15,308  QTS Realty Trust, Inc., Class A        708,454
       20,248  Retail Opportunity Investments
                  Corp.                               367,299
       12,595  Saul Centers, Inc.                     690,080
        8,073  Seritage Growth Properties,
                  Class A                             337,209
       21,219  Terreno Realty Corp.                 1,036,760
       16,649  Universal Health Realty Income
                  Trust                             1,534,372
                                              ---------------
                                                   13,523,008
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.7%
       50,397  Chefs' Warehouse (The),
                  Inc. (a)                          1,837,979
                                              ---------------
               FOOD PRODUCTS -- 1.7%
       16,948  Cal-Maine Foods, Inc.                  674,022
       38,840  Freshpet, Inc. (a)                   1,753,626
       58,723  Simply Good Foods (The)
                  Co. (a)                           1,599,027
       19,144  Tootsie Roll Industries, Inc.          715,220
                                              ---------------
                                                    4,741,895
                                              ---------------
               GAS UTILITIES -- 0.9%
       14,881  Chesapeake Utilities Corp.           1,390,778
       14,970  Northwest Natural Holding Co.        1,069,158
                                              ---------------
                                                    2,459,936
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 4.8%
       23,694  AtriCure, Inc. (a)                     760,104
          829  Atrion Corp.                           637,915
       32,936  Cardiovascular Systems,
                  Inc. (a)                          1,509,457
       16,524  CONMED Corp.                         1,443,371
       34,765  CryoLife, Inc. (a)                   1,001,927
       13,800  Glaukos Corp. (a)                    1,127,184
       13,155  iRhythm Technologies, Inc. (a)       1,093,707
       13,503  Natus Medical, Inc. (a)                419,538
       16,049  Nevro Corp. (a)                      1,073,036
        6,559  Orthofix Medical, Inc. (a)             350,579
       11,919  Quidel Corp. (a)                       703,579
       24,841  Tactile Systems Technology,
                  Inc. (a)                          1,434,319
       27,396  Tandem Diabetes Care, Inc. (a)       1,737,728
                                              ---------------
                                                   13,292,444
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.6%
        7,201  BioTelemetry, Inc. (a)                 338,087
       98,059  Brookdale Senior Living,
                  Inc. (a)                            763,880
       20,312  CorVel Corp. (a)                     1,730,582


                        See Notes to Financial Statements                Page 97

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       31,052  Ensign Group (The), Inc.       $     1,871,193
       18,077  Premier, Inc., Class A (a)             700,484
       16,788  Tenet Healthcare Corp. (a)             395,693
       11,536  US Physical Therapy, Inc.            1,489,067
                                              ---------------
                                                    7,288,986
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 2.7%
       43,625  Evolent Health, Inc.,
                  Class A (a)                         297,522
       43,655  HMS Holdings Corp. (a)               1,523,560
       97,450  Inovalon Holdings, Inc.,
                  Class A (a)                       1,461,750
       29,142  Inspire Medical Systems,
                  Inc. (a)                          1,970,873
       71,056  NextGen Healthcare, Inc. (a)         1,162,476
       16,437  Omnicell, Inc. (a)                   1,236,227
                                              ---------------
                                                    7,652,408
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.4%
        7,895  BJ's Restaurants, Inc.                 313,431
       37,389  Bloomin' Brands, Inc.                  636,735
       17,967  Brinker International, Inc.            715,985
       17,469  Dave & Buster's Entertainment,
                  Inc.                                710,115
       86,096  Denny's Corp. (a)                    1,944,909
       18,512  Dine Brands Global, Inc.             1,519,650
        4,260  Jack in the Box, Inc.                  305,996
       35,670  Scientific Games Corp. (a)             729,451
       57,017  SeaWorld Entertainment,
                  Inc. (a)                          1,743,010
       24,479  Shake Shack, Inc., Class A (a)       1,827,602
       18,653  Wingstop, Inc.                       1,783,040
                                              ---------------
                                                   12,229,924
                                              ---------------
               HOUSEHOLD DURABLES -- 0.3%
       11,356  iRobot Corp. (a)                       830,124
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
        2,182  WD-40 Co.                              396,164
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 1.1%
       61,237  Pattern Energy Group, Inc.,
                  Class A                           1,404,165
       98,881  TerraForm Power, Inc., Class A       1,523,756
                                              ---------------
                                                    2,927,921
                                              ---------------
               INSURANCE -- 1.5%
       20,528  eHealth, Inc. (a)                    2,129,780
       19,323  Kinsale Capital Group, Inc.          1,736,365
       12,434  Universal Insurance Holdings,
                  Inc.                                308,487
                                              ---------------
                                                    4,174,632
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.7%
       26,659  ANGI Homeservices, Inc.,
                  Class A (a)                         369,227
       89,210  QuinStreet, Inc. (a)                 1,453,231
                                              ---------------
                                                    1,822,458
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.0%
       96,881  Quotient Technology, Inc. (a)  $     1,019,188
        8,852  Shutterstock, Inc.                     339,652
       55,253  Stitch Fix, Inc.,
                  Class A (a) (b)                   1,440,998
                                              ---------------
                                                    2,799,838
                                              ---------------
               IT SERVICES -- 0.8%
       27,151  Carbonite, Inc. (a)                    486,818
       43,244  EVERTEC, Inc.                        1,384,673
       19,704  GTT Communications,
                  Inc. (a) (b)                        238,418
                                              ---------------
                                                    2,109,909
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.7%
       61,803  Accelerate Diagnostics,
                  Inc. (a) (b)                      1,154,480
       27,018  Medpace Holdings, Inc. (a)           2,127,938
       64,447  NeoGenomics, Inc. (a)                1,570,573
                                              ---------------
                                                    4,852,991
                                              ---------------
               MACHINERY -- 5.1%
       41,941  Actuant Corp., Class A                 960,449
       21,319  Albany International Corp.,
                  Class A                           1,833,221
       13,533  Chart Industries, Inc. (a)           1,022,148
       21,392  ESCO Technologies, Inc.              1,787,516
       66,076  Federal Signal Corp.                 2,058,267
       21,906  Franklin Electric Co., Inc.          1,026,515
       64,415  Harsco Corp. (a)                     1,511,176
       30,468  Helios Technologies, Inc.            1,430,777
       15,570  Kadant, Inc.                         1,455,172
       33,598  TriMas Corp. (a)                     1,007,604
                                              ---------------
                                                   14,092,845
                                              ---------------
               MEDIA -- 1.3%
      243,792  Entercom Communications
                  Corp., Class A                    1,384,739
       63,486  Gray Television, Inc. (a)            1,126,876
       12,840  Meredith Corp.                         704,402
       16,720  MSG Networks, Inc., Class A (a)        317,513
                                              ---------------
                                                    3,533,530
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.3%
       58,335  Arbor Realty Trust, Inc.               711,104
       52,233  KKR Real Estate Finance Trust,
                  Inc.                              1,046,227
       20,883  Ladder Capital Corp.                   351,461
      114,034  New York Mortgage Trust, Inc.          696,748
       80,969  PennyMac Mortgage Investment
                  Trust                             1,783,747
       62,946  Redwood Trust, Inc.                  1,065,046
       36,651  TPG RE Finance Trust, Inc.             723,857
                                              ---------------
                                                    6,378,190
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.9%
       66,700  Berry Petroleum Corp.                  653,660
       35,924  California Resources Corp. (a)         549,996
       41,941  Jagged Peak Energy, Inc. (a)           307,847


Page 98                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
      225,520  Kosmos Energy Ltd.             $     1,355,375
       52,338  Matador Resources Co. (a)              922,719
       28,857  PDC Energy, Inc. (a)                   829,062
      143,915  QEP Resources, Inc. (a)                712,379
                                              ---------------
                                                    5,331,038
                                              ---------------
               PERSONAL PRODUCTS -- 0.6%
       10,635  Inter Parfums, Inc.                    736,793
        8,111  Medifast, Inc.                         905,593
                                              ---------------
                                                    1,642,386
                                              ---------------
               PHARMACEUTICALS -- 1.9%
       48,374  Amneal Pharmaceuticals,
                  Inc. (a)                            177,049
       66,982  Amphastar Pharmaceuticals,
                  Inc. (a)                          1,349,687
       31,108  Corcept Therapeutics, Inc. (a)         350,276
       48,558  Innoviva, Inc. (a)                     576,869
       32,514  Pacira BioSciences, Inc. (a)         1,427,040
       11,027  Reata Pharmaceuticals, Inc.,
                  Class A (a)                         999,598
       10,482  Supernus Pharmaceuticals,
                  Inc. (a)                            349,784
                                              ---------------
                                                    5,230,303
                                              ---------------
               PROFESSIONAL SERVICES -- 0.1%
        8,654  Korn Ferry                             339,929
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
       39,324  Redfin Corp. (a) (b)                   709,405
        7,383  RMR Group (The), Inc., Class A         363,539
       60,214  St Joe (The) Co. (a)                 1,158,517
                                              ---------------
                                                    2,231,461
                                              ---------------
               ROAD & RAIL -- 0.6%
      110,744  Hertz Global Holdings, Inc. (a)      1,718,747
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.6%
       36,489  Brooks Automation, Inc.              1,415,773
       38,877  Diodes, Inc. (a)                     1,656,160
       45,119  FormFactor, Inc. (a)                   757,097
       28,224  Inphi Corp. (a)                      1,699,367
      121,145  Lattice Semiconductor Corp. (a)      2,342,944
       12,977  Power Integrations, Inc.             1,181,816
       50,532  Xperi Corp.                          1,078,858
                                              ---------------
                                                   10,132,015
                                              ---------------
               SOFTWARE -- 9.2%
       58,673  8x8, Inc. (a)                        1,418,127
       35,010  Altair Engineering, Inc.,
                  Class A (a)                       1,456,766
       17,284  Appfolio, Inc., Class A (a)          1,668,770
       62,230  Carbon Black, Inc. (a)               1,158,100
       20,681  Envestnet, Inc. (a)                  1,476,830
       19,767  Everbridge, Inc. (a)                 2,022,164
       20,883  ForeScout Technologies,
                  Inc. (a)                            780,189
       16,634  Instructure, Inc. (a)                  660,204


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
       37,107  LivePerson, Inc. (a)           $     1,231,581
       22,277  Mimecast Ltd. (a)                    1,060,385
       16,209  Progress Software Corp.                701,688
       27,939  PROS Holdings, Inc. (a)              2,021,666
       23,146  Q2 Holdings, Inc. (a)                1,848,671
       30,557  Rapid7, Inc. (a)                     1,853,282
       36,518  Smartsheet, Inc., Class A (a)        1,822,613
       10,178  SPS Commerce, Inc. (a)               1,138,206
       11,414  Varonis Systems, Inc. (a)              820,781
       30,425  Workiva, Inc. (a)                    1,749,133
       35,190  Yext, Inc. (a)                         732,304
                                              ---------------
                                                   25,621,460
                                              ---------------
               SPECIALTY RETAIL -- 2.7%
       22,591  Carvana Co. (a)                      1,435,884
       16,578  Monro, Inc.                          1,396,034
       23,009  National Vision Holdings,
                  Inc. (a)                            726,854
       66,372  Rent-A-Center, Inc. (a)              1,794,035
       43,760  Sleep Number Corp. (a)               2,151,679
                                              ---------------
                                                    7,504,486
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.1%
       17,559  Crocs, Inc. (a)                        401,223
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.8%
       25,186  Capitol Federal Financial, Inc.        344,041
       22,969  Columbia Financial, Inc. (a)           351,196
       26,099  Kearny Financial Corp.                 348,422
       88,264  Mr Cooper Group, Inc. (a)              671,689
       62,259  NMI Holdings, Inc., Class A (a)      1,549,004
       40,150  Northwest Bancshares, Inc.             688,572
       41,870  OceanFirst Financial Corp.           1,021,628
                                              ---------------
                                                    4,974,552
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.9%
       16,911  Applied Industrial
                  Technologies, Inc.                1,028,865
       20,406  SiteOne Landscape Supply,
                  Inc. (a)                          1,507,391
                                              ---------------
                                                    2,536,256
                                              ---------------
               WATER UTILITIES -- 1.0%
       13,830  American States Water Co.            1,071,410
       13,966  California Water Service Group         745,645
       17,559  Middlesex Water Co.                  1,099,720
                                              ---------------
                                                    2,916,775
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.1%
        9,002  Shenandoah
                  Telecommunications Co.              354,319
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        278,498,968
               (Cost $256,568,946)            ---------------


                        See Notes to Financial Statements                Page 99

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
      333,221  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  2.25% (c) (d)               $       333,221
               (Cost $333,221)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.0%
$   2,727,852  BNP Paribas S.A., 2.53% (c),
                  dated 07/31/19, due
                  08/01/19, with a maturity
                  value of $2,728,044.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.50%, due 08/15/26. The
                  value of the collateral
                  including accrued interest
                  is $2,783,370. (d)                2,727,852
               (Cost $2,727,852)              ---------------

               TOTAL INVESTMENTS -- 101.0%        281,560,041
               (Cost $259,630,019) (e)

               NET OTHER ASSETS AND
                  LIABILITIES -- (1.0)%            (2,708,711)
                                              ---------------
               NET ASSETS -- 100.0%           $   278,851,330
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,938,490 and the total value of the collateral held by the Fund is $3,061,073.

(c)   Rate shown reflects yield as of July 31, 2019.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $260,253,437. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $33,566,086 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,259,482. The net unrealized appreciation was $21,306,604.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $  278,498,968   $         --   $         --
Money Market
   Funds                     333,221             --             --
Repurchase
   Agreements                     --      2,727,852             --
                      --------------------------------------------
Total Investments     $  278,832,189   $  2,727,852   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


Page 100                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JULY 31, 2019

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     2,938,490
Non-cash Collateral(2)                             (2,938,490)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At July 31, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,727,852
Non-cash Collateral(4)                             (2,727,852)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At July 31, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements               Page 101

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.7%
               AEROSPACE & DEFENSE -- 3.3%
        2,133  Lockheed Martin Corp.          $       772,509
                                              ---------------
               BANKS -- 7.5%
       10,696  Bank of America Corp.                  328,153
        8,859  Citigroup, Inc.                        630,406
        1,387  JPMorgan Chase & Co.                   160,892
        1,130  PNC Financial Services Group
                  (The), Inc.                         161,477
        9,833  Wells Fargo & Co.                      476,016
                                              ---------------
                                                    1,756,944
                                              ---------------
               BEVERAGES -- 0.6%
        1,183  PepsiCo, Inc.                          151,199
                                              ---------------
               BIOTECHNOLOGY -- 2.6%
        9,183  Gilead Sciences, Inc.                  601,670
                                              ---------------
               CAPITAL MARKETS -- 4.9%
        3,032  Goldman Sachs Group (The),
                  Inc.                                667,434
       10,621  Morgan Stanley                         473,272
                                              ---------------
                                                    1,140,706
                                              ---------------
               CHEMICALS -- 5.2%
       10,330  DuPont de Nemours, Inc.                745,413
        2,357  Ecolab, Inc.                           475,477
                                              ---------------
                                                    1,220,890
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.7%
        2,834  Cisco Systems, Inc.                    157,004
                                              ---------------
               CONSUMER FINANCE -- 3.3%
        6,282  American Express Co.                   781,292
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 5.3%
       23,142  AT&T, Inc.                             787,985
        8,145  Verizon Communications, Inc.           450,174
                                              ---------------
                                                    1,238,159
                                              ---------------
               ELECTRIC UTILITIES -- 2.0%
        1,758  Duke Energy Corp.                      152,454
        5,611  Southern (The) Co.                     315,338
                                              ---------------
                                                      467,792
                                              ---------------
               ENTERTAINMENT -- 2.0%
        3,332  Walt Disney (The) Co.                  476,509
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 5.4%
        2,348  Costco Wholesale Corp.                 647,179
        5,615  Walmart, Inc.                          619,784
                                              ---------------
                                                    1,266,963
                                              ---------------
               FOOD PRODUCTS -- 2.0%
        8,633  Mondelez International, Inc.,
                  Class A                             461,779
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.3%
        2,170  Danaher Corp.                          304,885
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 0.7%
          984  Cigna Corp.                    $       167,201
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.7%
        9,251  Starbucks Corp.                        875,977
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.6%
          888  Honeywell International, Inc.          153,144
                                              ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 2.0%
        2,411  Facebook, Inc., Class A (a)            468,289
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.3%
          164  Amazon.com, Inc. (a)                   306,152
                                              ---------------
               IT SERVICES -- 5.9%
        1,759  Mastercard, Inc., Class A              478,923
        5,420  PayPal Holdings, Inc. (a)              598,368
        1,787  Visa, Inc., Class A                    318,086
                                              ---------------
                                                    1,395,377
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.9%
        1,584  Thermo Fisher Scientific, Inc.         439,845
                                              ---------------
               MACHINERY -- 1.3%
        2,276  Caterpillar, Inc.                      299,681
                                              ---------------
               MEDIA -- 5.9%
        1,962  Charter Communications, Inc.,
                  Class A (a)                         756,116
       14,673  Comcast Corp., Class A                 633,433
                                              ---------------
                                                    1,389,549
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 9.0%
        6,232  Chevron Corp.                          767,221
       12,713  ConocoPhillips                         751,084
        8,096  Exxon Mobil Corp.                      602,019
                                              ---------------
                                                    2,120,324
                                              ---------------
               PERSONAL PRODUCTS -- 0.7%
          847  Estee Lauder (The) Cos., Inc.,
                  Class A                             156,009
                                              ---------------
               PHARMACEUTICALS -- 3.2%
       13,680  Bristol-Myers Squibb Co.               607,529
        3,580  Pfizer, Inc.                           139,047
                                              ---------------
                                                      746,576
                                              ---------------
               ROAD & RAIL -- 1.2%
        4,009  CSX Corp.                              282,234
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.7%
       16,200  Intel Corp.                            818,910
       10,194  QUALCOMM, Inc.                         745,793
                                              ---------------
                                                    1,564,703
                                              ---------------
               SOFTWARE -- 3.3%
        1,579  Adobe, Inc. (a)                        471,900
        5,445  Oracle Corp.                           306,553
                                              ---------------
                                                      778,453
                                              ---------------


Page 102                See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JULY 31, 2019

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL -- 0.7%
          746  Home Depot (The), Inc.         $       159,413
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.4%
        1,567  Apple, Inc.                            333,834
                                              ---------------
               TOBACCO -- 1.3%
        6,551  Altria Group, Inc.                     308,356
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 2.8%
        8,368  T-Mobile US, Inc. (a)                  667,181
                                              ---------------

               TOTAL INVESTMENTS -- 99.7%          23,410,599
               (Cost $22,298,589) (b)

               NET OTHER ASSETS AND
                  LIABILITIES -- 0.3%                  70,524
                                              ---------------
               NET ASSETS -- 100.0%           $    23,481,123
                                              ===============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $22,439,133. As of July 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,318,192 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $346,726. The net unrealized appreciation was $971,466.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                         LEVEL 2        LEVEL 3
                         LEVEL 1       SIGNIFICANT    SIGNIFICANT
                          QUOTED        OBSERVABLE    UNOBSERVABLE
                          PRICES          INPUTS         INPUTS
                      --------------------------------------------
Common Stocks*        $   23,410,599   $         --   $         --
                      ============================================

* See Portfolio of Investments for industry breakout.


                        See Notes to Financial Statements               Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2019

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FEX)               (FNX)               (FYX)
                                                                         ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................     $  1,433,033,381    $    898,282,113    $    613,404,995
Cash................................................................            1,701,148                  --                  --
Receivables:
      Dividends.....................................................            1,039,617             395,226             272,748
      Securities lending income.....................................                  256               5,669              41,500
Prepaid expenses....................................................                8,817               7,458               7,090
                                                                         ----------------    ----------------    ----------------
      Total Assets..................................................        1,435,783,219         898,690,466         613,726,333
                                                                         ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                   --                  --               8,742
Payables:
      Collateral for securities on loan.............................                   --          10,788,000          10,293,235
      Investment advisory fees......................................              614,843             379,110             254,174
      Licensing fees................................................               72,495              46,289              31,220
      Shareholder reporting fees....................................               62,780              49,370              36,544
      Audit and tax fees............................................               22,925              22,925              22,925
      Trustees' fees................................................                  941                 824                 755
Other liabilities...................................................              330,346             227,571             160,575
                                                                         ----------------    ----------------    ----------------
      Total Liabilities.............................................            1,104,330          11,514,089          10,808,170
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $  1,434,678,889    $    887,176,377    $    602,918,163
                                                                         ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................     $  1,551,717,691    $  1,019,739,802    $    790,443,469
Par value...........................................................              231,000             127,000              97,500
Accumulated distributable earnings (loss)...........................         (117,269,802)       (132,690,425)       (187,622,806)
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $  1,434,678,889    $    887,176,377    $    602,918,163
                                                                         ================    ================    ================
NET ASSET VALUE, per share..........................................     $          62.11    $          69.86    $          61.84
                                                                         ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           23,100,002          12,700,002           9,750,002
                                                                         ================    ================    ================
Investments, at cost................................................     $  1,306,303,224    $    835,054,278    $    597,827,769
                                                                         ================    ================    ================
Securities on loan, at value........................................     $             --    $     10,288,809    $     10,041,772
                                                                         ================    ================    ================


Page 104                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$  1,166,209,928    $  1,043,697,900    $     85,085,508    $    186,640,162    $     56,173,332    $    311,312,129
              --                  --                  --                  --             140,212             111,401

       1,263,813             324,121              76,637              39,566              40,640              23,579
             112                 724               1,164               3,470                 476                 782
           8,063               7,589               5,698               5,909                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,167,481,916       1,044,030,334          85,169,007         186,689,107          56,354,660         311,447,891
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              --                  --                   9                  --                  --                  --

              --           1,492,045             751,354             537,981             848,771           1,446,956
         495,260             442,823              37,860              79,075              32,818             175,258
          60,040              51,582               4,380               9,649                  --                  --
          54,459              44,864               8,338              12,942                  --                  --
          22,925              22,925              22,925              22,925                  --                  --
             887                 839                 632                 654                  --                  --
         279,517             249,520              42,820              70,401                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         913,088           2,304,598             868,318             733,627             881,589           1,622,214
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,166,568,828    $  1,041,725,736    $     84,300,689    $    185,955,480    $     55,473,071    $    309,825,677
================    ================    ================    ================    ================    ================


$  1,354,893,298    $  1,057,036,515    $    116,575,642    $    182,005,180    $     73,579,513    $    321,789,376
         221,000             146,000              15,500              24,500              16,000              66,500
    (188,545,470)        (15,456,779)        (32,290,453)          3,925,800         (18,122,442)        (12,030,199)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,166,568,828    $  1,041,725,736    $     84,300,689    $    185,955,480    $     55,473,071    $    309,825,677
================    ================    ================    ================    ================    ================
$          52.79    $          71.35    $          54.39    $          75.90    $          34.67    $          46.59
================    ================    ================    ================    ================    ================

      22,100,002          14,600,002           1,550,002           2,450,002           1,600,002           6,650,002
================    ================    ================    ================    ================    ================
$  1,144,387,237    $    900,545,213    $     85,326,144    $    157,332,268    $     57,426,696    $    274,138,553
================    ================    ================    ================    ================    ================
$             --    $      1,458,600    $        727,209    $        519,408    $        784,769    $      1,380,018
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JULY 31, 2019

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                         SMALL CAP VALUE     SMALL CAP GROWTH        MEGA CAP
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FYT)               (FYC)               (FMK)
                                                                         ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................     $     61,957,260    $    281,560,041    $     23,410,599
Cash................................................................               98,850             452,657              46,691
Receivables:
      Dividends.....................................................               43,832              42,814              38,141
      Securities lending income.....................................                3,099              26,605                  --
Prepaid expenses....................................................                   --                  --                  --
                                                                         ----------------    ----------------    ----------------
      Total Assets..................................................           62,103,041         282,082,117          23,495,431
                                                                         ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                   --                  --                  --
Payables:
      Collateral for securities on loan.............................            1,408,497           3,061,073                  --
      Investment advisory fees......................................               35,474             169,714              14,308
      Licensing fees................................................                   --                  --                  --
      Shareholder reporting fees....................................                   --                  --                  --
      Audit and tax fees............................................                   --                  --                  --
      Trustees' fees................................................                   --                  --                  --
Other liabilities...................................................                   --                  --                  --
                                                                         ----------------    ----------------    ----------------
      Total Liabilities.............................................            1,443,971           3,230,787              14,308
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $     60,659,070    $    278,851,330    $     23,481,123
                                                                         ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................     $     92,853,923    $    344,962,173    $     26,936,457
Par value...........................................................               17,500              59,500               6,500
Accumulated distributable earnings (loss)...........................          (32,212,353)        (66,170,343)         (3,461,834)
                                                                         ----------------    ----------------    ----------------
NET ASSETS..........................................................     $     60,659,070    $    278,851,330    $     23,481,123
                                                                         ================    ================    ================
NET ASSET VALUE, per share..........................................     $          34.66    $          46.87    $          36.12
                                                                         ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................            1,750,002           5,950,002             650,002
                                                                         ================    ================    ================
Investments, at cost................................................     $     66,401,949    $    259,630,019    $     22,298,589
                                                                         ================    ================    ================
Securities on loan, at value........................................     $      1,385,905    $      2,938,490    $             --
                                                                         ================    ================    ================


Page 106                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2019

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                          LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FEX)               (FNX)               (FYX)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................     $     26,052,779    $     13,531,663    $      9,718,353
Securities lending income (net of fees).............................              807,846              78,743             340,693
Foreign withholding tax.............................................                   --              (3,637)             (1,281)
                                                                         ----------------    ----------------    ----------------
      Total investment income.......................................           26,860,625          13,606,769          10,057,765
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................            7,091,255           4,386,861           3,186,204
Accounting and administration fees..................................              669,452             441,617             322,641
Licensing fees......................................................              269,054             169,143             125,865
Custodian fees......................................................              185,021             145,658             137,600
Shareholder reporting fees..........................................              130,716             109,138              86,492
Transfer agent fees.................................................               60,455              43,868              31,862
Legal fees..........................................................               52,426              32,565              24,974
Audit and tax fees..................................................               15,331              15,331              15,331
Trustees' fees and expenses.........................................                8,917               8,255               7,921
Listing fees........................................................                4,997               4,761               3,710
Registration and filing fees........................................                   --             (10,028)            (13,070)
Other expenses......................................................               32,238              19,009              15,355
                                                                         ----------------    ----------------    ----------------
      Total expenses................................................            8,519,862           5,366,178           3,944,885
      Less fees waived and expenses reimbursed by the
         investment advisor.........................................                   --                  --                  --
                                                                         ----------------    ----------------    ----------------
      Net expenses..................................................            8,519,862           5,366,178           3,944,885
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................           18,340,763           8,240,591           6,112,880
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................          (28,793,101)        (32,061,733)        (57,804,322)
      In-kind redemptions...........................................           98,224,567          57,499,829          60,663,551
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)............................................           69,431,466          25,438,096           2,859,229
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.          (51,939,570)        (28,927,358)        (66,349,033)
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................           17,491,896          (3,489,262)        (63,489,804)
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................     $     35,832,659    $      4,751,329    $    (57,376,924)
                                                                         ================    ================    ================


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED JULY 31, 2019

                                                                           FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                         LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                         ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                              (FTA)               (FTC)               (FAB)
                                                                         ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................     $     29,510,301    $      9,889,047    $      2,065,913
Securities lending income (net of fees).............................                9,866           1,129,773               7,817
Foreign withholding tax.............................................                   --                  --                (237)
                                                                         ----------------    ----------------    ----------------
      Total investment income.......................................           29,520,167          11,018,820           2,073,493
                                                                         ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................            5,696,421           4,718,974             433,777
Accounting and administration fees..................................              557,384             473,175              47,316
Licensing fees......................................................              217,869             180,794              23,498
Custodian fees......................................................              158,518             146,600              65,858
Shareholder reporting fees..........................................              117,030             102,339              19,937
Transfer agent fees.................................................               53,481              47,089               4,338
Legal fees..........................................................               41,816              34,612               3,131
Audit and tax fees..................................................               15,331              15,331              15,331
Trustees' fees and expenses.........................................                8,595               8,323               7,187
Listing fees........................................................                4,936               4,780               6,560
Registration and filing fees........................................               (7,764)             (9,148)                 --
Other expenses......................................................               24,399              19,000               3,647
                                                                         ----------------    ----------------    ----------------
      Total expenses................................................            6,888,016           5,741,869             630,580
      Less fees waived and expenses reimbursed by the
         investment advisor.........................................                   --                  --             (23,214)
                                                                         ----------------    ----------------    ----------------
      Net expenses..................................................            6,888,016           5,741,869             607,366
                                                                         ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................           22,632,151           5,276,951           1,466,127
                                                                         ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................            8,659,919         (76,603,628)            571,584
      In-kind redemptions...........................................            5,594,642         116,289,917             722,508
                                                                         ----------------    ----------------    ----------------
Net realized gain (loss)............................................           14,254,561          39,686,289           1,294,092
                                                                         ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.          (47,887,065)         12,785,024          (5,847,344)
                                                                         ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................          (33,632,504)         52,471,313          (4,553,252)
                                                                         ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................     $   (11,000,353)    $     57,748,264    $     (3,087,125)
                                                                         ================    ================    ================


(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 108                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP          FIRST TRUST
     GROWTH              VALUE               GROWTH              VALUE               GROWTH             MEGA CAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)               (FMK)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      1,641,988    $      1,145,470    $      1,855,444    $      1,394,236    $      2,244,871    $        441,945
         151,258               2,842              24,263              25,510             269,870                  --
             (60)               (397)                 --                (155)               (976)                 --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       1,793,186           1,147,915           1,879,707           1,419,591           2,513,765             441,945
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         930,522             367,545 (a)       1,673,916 (a)         435,255 (a)       2,392,448 (a)         152,639 (a)
          97,355                  --                  --                  --                  --                  --
          42,026                  --                  --                  --                  --                  --
          71,580                  --                  --                  --                  --                  --
          32,776                  --                  --                  --                  --                  --
           9,305                  --                  --                  --                  --                  --
           7,397                  --                  --                  --                  --                  --
          15,331                  --                  --                  --                  --                  --
           7,330                  --                  --                  --                  --                  --
           6,522                  --                  --                  --                  --                  --
          (3,854)                 --                  --                  --                  --                  --
           5,113                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       1,221,403             367,545           1,673,916             435,255           2,392,448             152,639

              --                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       1,221,403             367,545           1,673,916             435,255           2,392,448             152,639
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         571,783             780,370             205,791             984,336             121,317             289,306
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



      (6,682,738)           (713,424)        (22,621,083)         (1,390,436)        (58,258,052)           (720,252)
       8,853,798              80,844          17,162,588             803,133          27,480,297           1,518,709
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       2,171,060            (632,580)         (5,458,495)           (587,303)        (30,777,755)            798,457
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         622,734          (2,569,766)         16,316,990          (7,220,590)         (8,010,419)            296,932
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       2,793,794          (3,202,346)         10,858,495          (7,807,893)        (38,788,174)          1,095,389
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      3,365,577    $     (2,421,976)   $     11,064,286    $     (6,823,557)   $    (38,666,857)   $      1,384,695
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2019          7/31/2018          7/31/2019          7/31/2018
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................  $    18,340,763    $    17,463,068    $     8,240,591    $     7,266,460
Net realized gain (loss)................................       69,431,466        170,169,065         25,438,096         92,051,574
Net change in unrealized appreciation (depreciation)....      (51,939,570)         2,749,559        (28,927,358)        17,631,177
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................       35,832,659        190,381,692          4,751,329        116,949,211
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................      (17,636,192)                           (7,372,456)
                                                          ---------------                       ---------------
Net investment income...................................                         (16,891,666)                           (7,074,436)
                                                                             ---------------                       ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................      389,384,895        678,795,675        287,753,879        480,574,743
Cost of shares redeemed.................................     (513,826,091)      (865,809,200)      (299,688,790)      (386,711,821)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................     (124,441,196)      (187,013,525)       (11,934,911)        93,862,922
                                                          ---------------    ---------------    ---------------    ---------------
Payment from the Advisor................................               --                 --                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................     (106,244,729)       (13,523,499)       (14,556,038)       203,737,697

NET ASSETS:
Beginning of period.....................................    1,540,923,618      1,554,447,117        901,732,415        697,994,718
                                                          ---------------    ---------------    ---------------    ---------------
End of period...........................................  $ 1,434,678,889    $ 1,540,923,618    $   887,176,377    $   901,732,415
                                                          ===============    ===============    ===============    ===============
Accumulated net investment income (loss)
   at end of period.....................................                     $       960,658                       $       499,939
                                                                             ===============                       ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................       25,350,002         28,750,002         12,950,002         11,650,002
Shares sold.............................................        6,400,000         11,700,000          4,150,000          7,300,000
Shares redeemed.........................................       (8,650,000)       (15,100,000)        (4,400,000)        (6,000,000)
                                                          ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................       23,100,002         25,350,002         12,700,002         12,950,002
                                                          ===============    ===============    ===============    ===============


Page 110                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended
   7/31/2019        7/31/2018       7/31/2019        7/31/2018       7/31/2019        7/31/2018       7/31/2019        7/31/2018
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    6,112,880   $    4,832,166  $   22,632,151   $   20,527,581  $    5,276,951   $    2,737,003  $    1,466,127   $    1,666,170
      2,859,229       58,086,878      14,254,561       80,006,931      39,686,289       85,736,876       1,294,092       10,569,329
    (66,349,033)      32,068,741     (47,887,065)     (15,921,913)     12,785,024       45,613,827      (5,847,344)      (2,388,322)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (57,376,924)      94,987,785     (11,000,353)      84,612,599      57,748,264      134,087,706      (3,087,125)       9,847,177
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     (5,893,001)                     (19,337,442)                      (4,584,530)                      (1,340,962)
 --------------                   --------------                   --------------                   --------------
                      (4,463,156)                     (19,621,362)                      (2,780,516)                      (1,582,542)
                  --------------                   --------------                   --------------                   --------------


    262,073,225      342,228,917     127,487,293      495,692,611     726,158,507      516,532,534       2,412,023       13,593,728
   (323,986,860)    (200,105,675)    (76,934,193)    (471,327,725)   (637,594,289)    (398,790,450)     (5,449,388)     (41,051,232)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (61,913,635)     142,123,242      50,553,100       24,364,886      88,564,218      117,742,084      (3,037,365)     (27,457,504)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
             --        3,456,678              --               --              --               --              --               --
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
   (125,183,560)     236,104,549      20,215,305       89,356,123     141,727,952      249,049,274      (7,465,452)     (19,192,869)


    728,101,723      491,997,174   1,146,353,523    1,056,997,400     899,997,784      650,948,510      91,766,141      110,959,010
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  602,918,163   $  728,101,723  $1,166,568,828   $1,146,353,523  $1,041,725,736   $  899,997,784  $   84,300,689   $   91,766,141
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

                  $      440,801                   $    1,084,196                   $      224,389                   $       92,955
                  ==============                   ==============                   ==============                   ==============


     10,900,002        8,750,002      21,200,002       20,750,002      13,450,002       11,650,002       1,600,002        2,100,002
      3,950,000        5,500,000       2,450,000        9,300,000      10,750,000        8,350,000          50,000          250,000
     (5,100,000)      (3,350,000)     (1,550,000)      (8,850,000)     (9,600,000)      (6,550,000)       (100,000)        (750,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      9,750,002       10,900,002      22,100,002       21,200,002      14,600,002       13,450,002       1,550,002        1,600,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FAD)                                 (FNK)
                                                         ------------------------------------  ------------------------------------
                                                            Year Ended         Year Ended         Year Ended         Year Ended
                                                             7/31/2019          7/31/2018          7/31/2019          7/31/2018
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
Net investment income (loss)............................  $       571,783    $       237,431    $       780,370    $       813,339
Net realized gain (loss)................................        2,171,060         11,522,148           (632,580)         3,643,568
Net change in unrealized appreciation (depreciation)....          622,734         13,754,135         (2,569,766)           528,908
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from operations......................................        3,365,577         25,513,714         (2,421,976)         4,985,815
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...................................         (458,046)                             (675,721)
                                                          ---------------                       ---------------
Net investment income...................................                            (285,705)                             (792,136)
                                                                             ---------------                       ---------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...............................       45,995,046        105,028,519         15,447,959         30,054,698
Cost of shares redeemed.................................      (55,632,416)       (41,400,652)        (6,442,277)       (41,884,419)
                                                          ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions........................       (9,637,370)        63,627,867          9,005,682        (11,829,721)
                                                          ---------------    ---------------    ---------------    ---------------
Payment from the Advisor................................               --                 --                 --                 --
                                                          ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in net assets.................       (6,729,839)        88,855,876          5,907,985         (7,636,042)

NET ASSETS:
Beginning of period.....................................      192,685,319        103,829,443         49,565,086         57,201,128
                                                          ---------------    ---------------    ---------------    ---------------
End of period...........................................  $   185,955,480    $   192,685,319    $    55,473,071    $    49,565,086
                                                          ===============    ===============    ===============    ===============
Accumulated net investment income (loss)
   at end of period.....................................                     $            --                       $        62,366
                                                                             ===============                       ===============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.................        2,650,002          1,750,002          1,350,002          1,700,002
Shares sold.............................................          650,000          1,550,000            450,000            850,000
Shares redeemed.........................................         (850,000)          (650,000)          (200,000)        (1,200,000)
                                                          ---------------    ---------------    ---------------    ---------------
Shares outstanding, end of period.......................        2,450,002          2,650,002          1,600,002          1,350,002
                                                          ===============    ===============    ===============    ===============


Page 112                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)                            (FMK)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended      Year Ended       Year Ended
   7/31/2019        7/31/2018       7/31/2019        7/31/2018       7/31/2019        7/31/2018       7/31/2019        7/31/2018
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $      205,791   $       32,769  $      984,336   $      896,363  $      121,317   $      192,452  $      289,306   $      204,767
     (5,458,495)      18,724,432        (587,303)       3,146,060     (30,777,755)      19,411,766         798,457        2,470,720
     16,316,990        8,584,431      (7,220,590)       3,566,680      (8,010,419)      17,177,486         296,932         (254,556)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     11,064,286       27,341,632      (6,823,557)       7,609,103     (38,666,857)      36,781,704       1,384,695        2,420,931
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


       (115,920)                        (917,901)                        (105,410)                        (250,051)
 --------------                   --------------                   --------------                   --------------
                        (158,280)                        (796,501)                        (266,415)                        (199,431)
                  --------------                   --------------                   --------------                   --------------


    202,282,798      201,971,586      10,488,596       66,084,125     259,177,575      364,025,842      23,625,038       16,863,212
   (118,044,854)    (109,215,958)    (18,091,538)     (59,215,518)   (302,564,084)    (157,067,136)    (17,209,998)     (18,649,362)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     84,237,944       92,755,628      (7,602,942)       6,868,607     (43,386,509)     206,958,706       6,415,040       (1,786,150)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
             --               --              --          519,907              --        1,053,251              --               --
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     95,186,310      119,938,980     (15,344,400)      14,201,116     (82,158,776)     244,527,246       7,549,684          435,350


    214,639,367       94,700,387      76,003,470       61,802,354     361,010,106      116,482,860      15,931,439       15,496,089
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  309,825,677   $  214,639,367  $   60,659,070   $   76,003,470  $  278,851,330   $  361,010,106  $   23,481,123   $   15,931,439
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

                  $      (29,735)                  $      118,189                   $           --                   $       18,444
                  ==============                   ==============                   ==============                   ==============


      4,900,002        2,700,002       1,950,002        1,800,002       7,400,002        3,000,002         450,002          500,002
      4,550,000        5,000,000         300,000        1,800,000       5,200,000        8,100,000         700,000          500,000
     (2,800,000)      (2,800,000)       (500,000)      (1,650,000)     (6,650,000)      (3,700,000)       (500,000)        (550,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      6,650,002        4,900,002       1,750,002        1,950,002       5,950,002        7,400,002         650,002          450,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    60.79    $    54.07    $    46.93    $    45.96    $    43.21
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.77          0.69          0.61          0.64          0.57
Net realized and unrealized gain (loss)               1.28          6.69          7.16          0.95          2.75
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      2.05          7.38          7.77          1.59          3.32
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.73)        (0.66)        (0.63)        (0.62)        (0.57)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    62.11    $    60.79    $    54.07    $    46.93    $    45.96
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      3.48%        13.72%        16.68%         3.59%         7.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,434,679    $1,540,924    $1,554,447    $1,506,341    $1,932,424
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.60%         0.61%         0.61%         0.61%         0.61%
Ratio of net expenses to average net assets           0.60%         0.61%         0.61%         0.61%         0.61%
Ratio of net investment income (loss) to
   average net assets                                 1.29%         1.17%         1.21%         1.43%         1.25%
Portfolio turnover rate (b)                            102%           87%           90%          109%           91%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    69.63    $    59.91    $    52.80    $    52.97    $    50.65
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.63          0.61          0.56          0.56          0.51
Net realized and unrealized gain (loss)               0.16          9.71          7.12         (0.21)         2.31
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      0.79         10.32          7.68          0.35          2.82
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.56)        (0.60)        (0.57)        (0.52)        (0.50)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    69.86    $    69.63    $    59.91    $    52.80    $    52.97
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      1.22%        17.30%        14.61%         0.76%         5.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  887,176    $  901,732    $  697,995    $  644,144    $1,016,952
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.61%         0.62%         0.63%         0.63%         0.62%
Ratio of net expenses to average net assets           0.61%         0.62%         0.63%         0.63%         0.62%
Ratio of net investment income (loss) to
   average net assets                                 0.94%         0.94%         1.00%         1.10%         0.97%
Portfolio turnover rate (b)                            114%          101%          103%          126%          102%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 114                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    66.80    $    56.23    $    48.91    $    48.24    $    46.07
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.60          0.52          0.41          0.39          0.35
Net realized and unrealized gain (loss)              (4.98)        10.53          7.40          0.64          2.17
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (4.38)        11.05          7.81          1.03          2.52
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.58)        (0.48)        (0.49)        (0.36)        (0.35)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    61.84    $    66.80    $    56.23    $    48.91    $    48.24
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (6.52)%       19.72%(c)     16.03%         2.20%         5.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  602,918    $  728,102    $  491,997    $  442,627    $  701,882
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62%         0.63%         0.63%         0.64%         0.63%
Ratio of net expenses to average net assets           0.62%         0.63%         0.63%         0.64%         0.63%
Ratio of net investment income (loss) to
   average net assets                                 0.96%         0.87%         0.78%         0.86%         0.73%
Portfolio turnover rate (b)                            117%          116%          111%          126%           97%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    54.07    $    50.94    $    41.98    $    41.61    $    42.48
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.02          1.02          0.77          0.78 (d)      0.77
Net realized and unrealized gain (loss)              (1.43)         3.08          8.96          0.38         (0.87)
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (0.41)         4.10          9.73          1.16         (0.10)
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.87)        (0.97)        (0.77)        (0.79)        (0.77)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    52.79    $    54.07    $    50.94    $    41.98    $    41.61
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (0.65)%        8.12%        23.35%         2.94%        (0.29)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,166,569    $1,146,354    $1,056,997    $  831,256    $1,181,747
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.60%         0.61%         0.62%         0.62%         0.62%
Ratio of net expenses to average net assets           0.60%         0.61%         0.62%         0.62%         0.62%
Ratio of net investment income (loss) to
   average net assets                                 1.99%         1.92%         1.63%         2.00%         1.77%
Portfolio turnover rate (b)                             96%           82%           72%           94%           78%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c) The Fund received a payment from the Advisor in the amount of $3,456,678 in connection with a broker error, which represents $0.38 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(d)   Based on average shares outstanding.


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    66.91    $    55.88    $    51.56    $    49.95    $    42.86
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.37          0.23          0.33          0.35          0.32
Net realized and unrealized gain (loss)               4.39         11.03          4.33          1.60          7.09
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.76         11.26          4.66          1.95          7.41
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.32)        (0.23)        (0.34)        (0.34)        (0.32)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    71.35    $    66.91    $    55.88    $    51.56    $    49.95
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      7.16%        20.19%         9.10%         3.96%        17.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,041,726    $  899,998    $  650,949    $  618,698    $  681,765
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.61%         0.61%         0.62%         0.62%         0.63%
Ratio of net expenses to average net assets           0.61%         0.61%         0.62%         0.62%         0.63%
Ratio of net investment income (loss) to
   average net assets                                 0.56%         0.36%         0.63%         0.73%         0.68%
Portfolio turnover rate (b)                            132%          119%          148%          149%          143%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    57.35    $    52.84    $    44.91    $    44.75    $    45.71
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.92          0.96          0.73          0.70          0.64
Net realized and unrealized gain (loss)              (3.04)         4.45          7.96          0.13         (0.96)
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (2.12)         5.41          8.69          0.83         (0.32)
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.84)        (0.90)        (0.76)        (0.67)        (0.64)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    54.39    $    57.35    $    52.84    $    44.91    $    44.75
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (3.62)%       10.30%        19.46%         1.98%        (0.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   84,301    $   91,766    $  110,959    $  103,296    $  196,887
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.73%         0.70%         0.66%         0.68%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.66%         0.68%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.69%         1.67%         1.45%         1.61%         1.36%
Portfolio turnover rate (b)                             96%           89%           81%           96%           82%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 116                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    72.71    $    59.33    $    53.31    $    52.16    $    45.23
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.22          0.12          0.25          0.24          0.23
Net realized and unrealized gain (loss)               3.14         13.40          6.04          1.13          6.94
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      3.36         13.52          6.29          1.37          7.17
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.17)        (0.14)        (0.27)        (0.22)        (0.24)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    75.90    $    72.71    $    59.33    $    53.31    $    52.16
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      4.65%        22.82%        11.85%         2.66%        15.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  185,955    $  192,685    $  103,829    $   85,293    $   91,279
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.66%         0.69%         0.70%         0.70%         0.72%
Ratio of net expenses to average net assets           0.66%         0.69%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.31%         0.18%         0.44%         0.50%         0.48%
Portfolio turnover rate (b)                            130%          118%          142%          160%          135%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    36.71    $    33.65    $    29.47    $    29.56    $    30.20
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.51          0.58          0.44          0.43          0.39
Net realized and unrealized gain (loss)              (2.10)         3.04          4.17         (0.10)        (0.64)
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (1.59)         3.62          4.61          0.33         (0.25)
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.45)        (0.56)        (0.43)        (0.42)        (0.39)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    34.67    $    36.71    $    33.65    $    29.47    $    29.56
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (4.26)%       10.80%        15.72%         1.22%        (0.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   55,473    $   49,565    $   57,201    $   47,156    $   75,389
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.49%         1.61%         1.31%         1.49%         1.27%
Portfolio turnover rate (b)                            113%           94%           95%          114%           88%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    43.80    $    35.07    $    31.22    $    31.31    $    27.61
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.04          0.03          0.15          0.11          0.13
Net realized and unrealized gain (loss)               2.77          8.75          3.87         (0.11)         3.71
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      2.81          8.78          4.02          0.00          3.84
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.02)        (0.05)        (0.17)        (0.09)        (0.14)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    46.59    $    43.80    $    35.07    $    31.22    $    31.31
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      6.43%        25.06%        12.94%         0.03%        13.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  309,826    $  214,639    $   94,700    $   82,725    $  114,273
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.09%         0.02%         0.48%         0.35%         0.42%
Portfolio turnover rate (b)                            144%          124%          153%          193%          159%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 118                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    38.98    $    34.33    $    30.19    $    30.20    $    31.06
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.57          0.48          0.41          0.26          0.28
Net realized and unrealized gain (loss)              (4.36)         4.60          4.23         (0.04)        (0.85)
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (3.79)         5.08          4.64          0.22         (0.57)
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.53)        (0.43)        (0.50)        (0.23)        (0.29)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    34.66    $    38.98    $    34.33    $    30.19    $    30.20
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (9.69)%       14.86%(c)     15.41%         0.79%        (1.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   60,659    $   76,003    $   61,802    $   54,341    $   72,491
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.58%         1.28%         1.22%         0.89%         0.86%
Portfolio turnover rate (b)                            120%          123%          110%          125%           96%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    48.79    $    38.83    $    33.24    $    32.18    $    27.96
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.02          0.06          0.05          0.09          0.04
Net realized and unrealized gain (loss)              (1.93)         9.97          5.63          1.04          4.20
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                     (1.91)        10.03          5.68          1.13          4.24
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.01)        (0.07)        (0.09)        (0.07)        (0.02)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    46.87    $    48.79    $    38.83    $    33.24    $    32.18
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     (3.90)%       25.85%(d)     17.12%         3.54%        15.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  278,851    $  361,010    $  116,483    $   56,502    $   88,492
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.04%         0.11%         0.12%         0.32%         0.09%
Portfolio turnover rate (b)                            152%          141%          162%          161%          153%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c) The Fund received a payment from the Advisor in the amount of $519,907 in connection with a broker error, which represents $0.27 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(d) The Fund received a payment from the Advisor in the amount of $1,053,251 in connection with a broker error, which represents $0.25 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.


See Notes to Financial Statements                  Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                                                       YEAR ENDED JULY 31,
                                                ------------------------------------------------------------------
                                                   2019          2018          2017          2016          2015
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    35.40    $    30.99    $    27.09    $    27.48    $    26.23
                                                ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.45          0.40          0.40          0.45          0.37
Net realized and unrealized gain (loss)               0.68          4.40          3.92         (0.42)         1.27
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations                      1.13          4.80          4.32          0.03          1.64
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.41)        (0.39)        (0.42)        (0.42)        (0.39)
                                                ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    36.12    $    35.40    $    30.99    $    27.09    $    27.48
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      3.24%        15.57%        16.10%         0.19%         6.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   23,481    $   15,931    $   15,496    $   14,897    $   17,864
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.33%         1.21%         1.38%         1.69%         1.40%
Portfolio turnover rate (b)                            156%          136%          128%          145%          134%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

        First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests and, in certain circumstances, for cash, and only to and from broker-dealer and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index
First Trust Mega Cap AlphaDEX(R) Fund                           Nasdaq AlphaDEX(R) Mega Cap Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of July 31, 2019, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

the same manner as other dividend and interest income. At July 31, 2019, all the Funds except FEX, FTA, and FMK had securities in the securities lending program. During the fiscal year ended July 31, 2019, all the Funds except FMK participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended July 31, 2019, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2019, was as follows:

                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $  17,636,192             $          --             $          --
First Trust Mid Cap Core AlphaDEX(R) Fund                        7,372,456                        --                        --
First Trust Small Cap Core AlphaDEX(R) Fund                      5,893,001                        --                        --
First Trust Large Cap Value AlphaDEX(R) Fund                    19,337,442                        --                        --
First Trust Large Cap Growth AlphaDEX(R) Fund                    4,584,530                        --                        --
First Trust Multi Cap Value AlphaDEX(R) Fund                     1,340,962                        --                        --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      458,046                        --                        --
First Trust Mid Cap Value AlphaDEX(R) Fund                         675,721                        --                        --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        115,920                        --                        --
First Trust Small Cap Value AlphaDEX(R) Fund                       917,901                        --                        --
First Trust Small Cap Growth AlphaDEX(R) Fund                      105,410                        --                        --
First Trust Mega Cap AlphaDEX(R) Fund                              250,051                        --                        --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2018, was as follows:

                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                  $  16,891,666             $          --             $          --
First Trust Mid Cap Core AlphaDEX(R) Fund                        7,074,436                        --                        --
First Trust Small Cap Core AlphaDEX(R) Fund                      4,463,156                        --                        --
First Trust Large Cap Value AlphaDEX(R) Fund                    19,621,362                        --                        --
First Trust Large Cap Growth AlphaDEX(R) Fund                    2,780,516                        --                        --
First Trust Multi Cap Value AlphaDEX(R) Fund                     1,582,542                        --                        --
First Trust Multi Cap Growth AlphaDEX(R) Fund                      285,705                        --                        --
First Trust Mid Cap Value AlphaDEX(R) Fund                         792,136                        --                        --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        158,280                        --                        --
First Trust Small Cap Value AlphaDEX(R) Fund                       796,501                        --                        --
First Trust Small Cap Growth AlphaDEX(R) Fund                      266,415                        --                        --
First Trust Mega Cap AlphaDEX(R) Fund                              199,431                        --                        --

As of July 31, 2019, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         Accumulated
                                                                Undistributed            Capital and            Net Unrealized
                                                                   Ordinary                 Other                Appreciation
                                                                    Income               Gain (Loss)            (Depreciation)
                                                               ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund                      $  2,038,765            $ (238,316,356)         $119,007,789
First Trust Mid Cap Core AlphaDEX(R) Fund                           1,685,411              (193,329,921)           58,954,085
First Trust Small Cap Core AlphaDEX(R) Fund                           633,695              (199,969,605)           11,713,104
First Trust Large Cap Value AlphaDEX(R) Fund                        5,107,472              (207,550,849)           13,897,907
First Trust Large Cap Growth AlphaDEX(R) Fund                         739,645              (156,645,434)          140,449,010
First Trust Multi Cap Value AlphaDEX(R) Fund                          280,604               (31,860,987)             (710,070)
First Trust Multi Cap Growth AlphaDEX(R) Fund                         124,079               (25,310,128)           29,111,849
First Trust Mid Cap Value AlphaDEX(R) Fund                            209,390               (16,763,309)           (1,568,523)
First Trust Mid Cap Growth AlphaDEX(R) Fund                            63,690               (47,568,903)           35,475,014
First Trust Small Cap Value AlphaDEX(R) Fund                          170,969               (27,636,104)           (4,747,218)
First Trust Small Cap Growth AlphaDEX(R) Fund                          74,492               (87,551,439)           21,306,604
First Trust Mega Cap AlphaDEX(R) Fund                                  57,699                (4,490,999)              971,466

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2016, 2017, 2018, and 2019 remain open to federal and state audit. As of July 31, 2019, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2019, the Funds had post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

                                                         Post
                                                      Enactment -
                                                     No Expiration
                                                     -------------
First Trust Large Cap Core AlphaDEX(R) Fund          $ 238,316,356
First Trust Mid Cap Core AlphaDEX(R) Fund              193,329,921
First Trust Small Cap Core AlphaDEX(R) Fund            199,969,605
First Trust Large Cap Value AlphaDEX(R) Fund           207,550,849
First Trust Large Cap Growth AlphaDEX(R) Fund          156,645,434
First Trust Multi Cap Value AlphaDEX(R) Fund            31,860,987
First Trust Multi Cap Growth AlphaDEX(R) Fund           25,310,128
First Trust Mid Cap Value AlphaDEX(R) Fund              16,763,309
First Trust Mid Cap Growth AlphaDEX(R) Fund             47,568,903
First Trust Small Cap Value AlphaDEX(R) Fund            27,636,104
First Trust Small Cap Growth AlphaDEX(R) Fund           87,551,439
First Trust Mega Cap AlphaDEX(R) Fund                    4,490,999

At the taxable year ended July 31, 2019, the following Funds' capital loss carryforwards expired in the following amounts:

                                                     Capital Loss
                                                     Carryforward
                                                        Expired
                                                     -------------
First Trust Large Cap Core AlphaDEX(R) Fund          $   1,020,863
First Trust Mid Cap Core AlphaDEX(R) Fund                1,502,304
First Trust Small Cap Core AlphaDEX(R) Fund              1,258,833
First Trust Large Cap Value AlphaDEX(R) Fund               298,768
First Trust Large Cap Growth AlphaDEX(R) Fund            1,803,151
First Trust Multi Cap Value AlphaDEX(R) Fund               322,362
First Trust Multi Cap Growth AlphaDEX(R) Fund              345,171

During the taxable year ended July 31, 2019, the following Funds utilized post-enactment capital loss carryforwards in the following amounts:

                                                     Capital Loss
                                                     Carryforward
                                                       Utilized
                                                     -------------
First Trust Large Cap Value AlphaDEX(R) Fund         $   3,542,373
First Trust Multi Cap Value AlphaDEX(R) Fund               347,191

Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2019, the Funds had no net late year ordinary or capital losses.

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended July 31, 2019, the adjustments for each Fund were as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

                                                                             Accumulated
                                                     Accumulated             Net Realized
                                                    Net Investment           Gain (Loss)               Paid-in
                                                    Income (Loss)           on Investments             Capital
                                                   ----------------        ----------------        ----------------
First Trust Large Cap Core AlphaDEX(R) Fund         $      373,536          $  (92,478,619)         $   92,105,083
First Trust Mid Cap Core AlphaDEX(R) Fund                  317,337             (53,585,658)             53,268,321
First Trust Small Cap Core AlphaDEX(R) Fund                (47,787)            (54,726,688)             54,774,475
First Trust Large Cap Value AlphaDEX(R) Fund               728,567              (4,661,847)              3,933,280
First Trust Large Cap Growth AlphaDEX(R) Fund             (177,165)           (112,159,261)            112,336,426
First Trust Multi Cap Value AlphaDEX(R) Fund                60,465                (245,068)                184,603
First Trust Multi Cap Growth AlphaDEX(R) Fund               10,342              (8,300,634)              8,290,292
First Trust Mid Cap Value AlphaDEX(R) Fund                  42,375                  31,439                 (73,814)
First Trust Mid Cap Growth AlphaDEX(R) Fund                  3,554             (16,280,715)             16,277,161
First Trust Small Cap Value AlphaDEX(R) Fund               (14,579)               (517,852)                532,431
First Trust Small Cap Growth AlphaDEX(R) Fund               58,585             (23,200,346)             23,141,761
First Trust Mega Cap AlphaDEX(R) Fund                           --              (1,390,051)              1,390,051

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

I. NEW ACCOUNTING PRONOUNCEMENT

On August 28, 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2020.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding its Expense Cap. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the fiscal year ended July 31, 2019 and fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                  Fees Waived or Expenses Borne by First Trust
                                                                               Subject to Recovery
                                                              -----------------------------------------------------
                                Advisory        Expense       Year Ended    Year Ended    Year Ended
                               Fee Waivers   Reimbursements    7/31/2017     7/31/2018     7/31/2019       Total
                               -----------   --------------   -----------   -----------   -----------   -----------
First Trust Multi Cap Value
   AlphaDEX(R) Fund            $    23,214   $     --         $    --       $    --       $    23,214   $    23,214

During the fiscal year ended July 31, 2018, FYX, FYT, and FYC received a payment from the Advisor of $3,456,678, $519,907, and $1,053,251, respectively, in connection with a broker error.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended July 31, 2019, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $ 1,445,196,089      $ 1,444,435,526
First Trust Mid Cap Core AlphaDEX(R) Fund                           1,002,621,872          999,394,138
First Trust Small Cap Core AlphaDEX(R) Fund                           746,070,772          744,932,707
First Trust Large Cap Value AlphaDEX(R) Fund                        1,098,767,552        1,094,272,329
First Trust Large Cap Growth AlphaDEX(R) Fund                       1,246,120,569        1,245,558,610
First Trust Multi Cap Value AlphaDEX(R) Fund                           83,355,334           83,077,991
First Trust Multi Cap Growth AlphaDEX(R) Fund                         242,912,522          242,687,388
First Trust Mid Cap Value AlphaDEX(R) Fund                             59,101,775           58,848,760
First Trust Mid Cap Growth AlphaDEX(R) Fund                           347,710,991          346,606,352
First Trust Small Cap Value AlphaDEX(R) Fund                           75,134,494           75,007,486
First Trust Small Cap Growth AlphaDEX(R) Fund                         519,799,543          519,050,900
First Trust Mega Cap AlphaDEX(R) Fund                                  34,817,826           34,800,001

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

For the fiscal year ended July 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $   389,157,806      $   513,745,210
First Trust Mid Cap Core AlphaDEX(R) Fund                             286,681,032          299,696,036
First Trust Small Cap Core AlphaDEX(R) Fund                           261,832,594          323,358,778
First Trust Large Cap Value AlphaDEX(R) Fund                          127,030,476           76,761,019
First Trust Large Cap Growth AlphaDEX(R) Fund                         725,668,130          637,659,808
First Trust Multi Cap Value AlphaDEX(R) Fund                            2,405,554            5,444,627
First Trust Multi Cap Growth AlphaDEX(R) Fund                          45,809,298           55,554,671
First Trust Mid Cap Value AlphaDEX(R) Fund                             15,400,223            6,428,784
First Trust Mid Cap Growth AlphaDEX(R) Fund                           201,785,449          117,992,598
First Trust Small Cap Value AlphaDEX(R) Fund                           10,470,035           18,060,137
First Trust Small Cap Growth AlphaDEX(R) Fund                         258,550,187          302,213,022
First Trust Mega Cap AlphaDEX(R) Fund                                  23,298,813           16,899,186

                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities            Creation
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities           Redemption
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                 JULY 31, 2019

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2020.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund, and First Trust Mega Cap AlphaDEX(R) Fund (the "Funds"), each a series of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the portfolios of investments, as of July 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the twelve portfolios included within the First Trust Exchange-Traded AlphaDEX(R) Fund as of July 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
September 24, 2019

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2019 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended July 31, 2019, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                            Dividends Received
                                                                                 Deduction
                                                                           ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                                       100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                                         100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                                        93.59%
First Trust Large Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                                         91.28%
First Trust Mid Cap Growth AlphaDEX(R) Fund                                       100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                                       82.21%
First Trust Small Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Mega Cap AlphaDEX(R) Fund                                             100.00%

For the taxable year ended July 31, 2019, the following percentages of income dividend paid by the Funds is hereby designated as qualified dividend income:

                                                                            Qualified Dividend
                                                                                  Income
                                                                           ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                                       100.00%
First Trust Mid Cap Core AlphaDEX(R) Fund                                         100.00%
First Trust Small Cap Core AlphaDEX(R) Fund                                        94.48%
First Trust Large Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Large Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Multi Cap Value AlphaDEX(R) Fund                                      100.00%
First Trust Multi Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Mid Cap Value AlphaDEX(R) Fund                                         92.35%
First Trust Mid Cap Growth AlphaDEX(R) Fund                                       100.00%
First Trust Small Cap Value AlphaDEX(R) Fund                                       83.04%
First Trust Small Cap Growth AlphaDEX(R) Fund                                     100.00%
First Trust Mega Cap AlphaDEX(R) Fund                                             100.00%

A portion of each of the First Trust Exchange-Traded AlphaDEX Style Funds' 2019 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended July 31, 2019, may be eligible for the Qualified Business Income Deduction (QBI) under Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trust
(REIT) these Funds invest in.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2019 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2019 (UNAUDITED)

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of the First Trust Exchange-Traded AlphaDEX(R) Fund funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2018, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $2,633,004. This figure is comprised of $115,378 paid (or to be paid) in fixed compensation and $2,517,626 paid (or to be paid) in variable compensation. There were a total of 14 beneficiaries of the remuneration described above. Those amounts include $1,672,097 paid (or to be paid) to senior management of First Trust Advisors L.P. and $960,907 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, "Code Staff").


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2019 (UNAUDITED)

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                               ADVISORY AGREEMENT

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First Trust Advisors L.P. (the "Advisor") on behalf of the following twelve series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
        First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
        First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
        First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
        First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
        First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
        First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
        First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
        First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
        First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
        First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
        First Trust Mega Cap AlphaDEX(R) Fund (FMK)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2019 (UNAUDITED)

advisory or unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory or unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

For FEX, FNX, FYX, FAD, FAB, FTC and FTA (the "Non-Unitary Fee Funds"), the Board considered the advisory fee rate payable by each Non-Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Non-Unitary Fee Fund through November 30, 2020. For each Non-Unitary Fee Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Non-Unitary Fee Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Non-Unitary Fee Fund if it would result in the Non-Unitary Fee Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by the Advisor.

For FNY, FNK, FYC, FYT and FMK (the "Unitary Fee Funds"), the Board considered the unitary fee rate payable by each Unitary Fee Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Unitary Fee Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including
ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee and because each Unitary Fee Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of FTC was below the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio of each other Non-Unitary Fee Fund and the unitary fee for each Unitary Fee Fund were above the median total (net) expense ratio of the peer funds in each Fund's respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                           JULY 31, 2019 (UNAUDITED)

models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory and unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's description of its long-term commitment to each Fund.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2018 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. The Board noted that, effective April 8, 2016, each Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX(R) stock selection methodology and that the performance information included a blend of the old and new indexes. The Board considered the Advisor's explanations of how the AlphaDEX(R) stock selection methodology impacts Fund performance in various market environments, and the Advisor's statement that AlphaDEX(R) is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory or unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. For the Unitary Fee Funds, the Board noted that any reduction in fixed costs associated with the management of the Unitary Fee Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Unitary Fee Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.


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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2019 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 E. Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                   NUMBER OF            OTHER
                                                                                                 PORTFOLIOS IN     TRUSTEESHIPS OR
                                TERM OF OFFICE                                                  THE FIRST TRUST     DIRECTORSHIPS
           NAME,                AND YEAR FIRST                                                   FUND COMPLEX      HELD BY TRUSTEE
     YEAR OF BIRTH AND            ELECTED OR                 PRINCIPAL OCCUPATIONS                OVERSEEN BY        DURING PAST
  POSITION WITH THE TRUST          APPOINTED                  DURING PAST 5 YEARS                   TRUSTEE            5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term   Physician, Officer, Wheaton                        162         None
(1951)                                             Orthopedics; Limited Partner,
                               o Since Inception   Gundersen Real Estate Limited
                                                   Partnership (June 1992 to December 2016);
                                                   Member, Sportsmed LLC (April 2007 to
                                                   November 2015)

Thomas R. Kadlec, Trustee      o Indefinite Term   President, ADM Investors Services, Inc.            162         Director of ADM
(1957)                                             (Futures Commission Merchant)                                  Investor Services,
                               o Since Inception                                                                  Inc., ADM Investor
                                                                                                                  Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee       o Indefinite Term   President, Hibs Enterprises (Financial and         162         Director of Trust
(1956)                                             Management Consulting)                                         Company of
                               o Since Inception                                                                  Illinois

Niel B. Nielson, Trustee       o Indefinite Term   Senior Advisor (August 2018 to Present),           162         None
(1954)                                             Managing Director and Chief Operating
                               o Since Inception   Officer (January 2015 to August 2018),
                                                   Pelita Harapan Educational Foundation
                                                   (Educational Product and Services);
                                                   President and Chief Executive Officer
                                                   (June 2012 to September 2014), Servant
                                                   Interactive LLC (Educational Products
                                                   and Services); President and Chief
                                                   Executive Officer (June 2012 to September
                                                   2014), Dew Learning LLC (Educational
                                                   Products and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,    o Indefinite Term   Chief Executive Officer, First Trust               162         None
Chairman of the Board                              Advisors L.P. and First Trust
(1955)                         o Since Inception   Portfolios L.P.; Chairman of the
                                                   Board of Directors, BondWave LLC
                                                   (Software Development Company)
                                                   and Stonebridge Advisors LLC
                                                   (Investment Advisor)

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.


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--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2019 (UNAUDITED)

                              POSITION AND               TERM OF OFFICE
     NAME AND                    OFFICES                  AND LENGTH OF                       PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH               WITH TRUST                    SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas        President and Chief Executive   o Indefinite Term       Managing Director and Chief Financial Officer
(1966)                Officer                                                 (January 2016 to Present), Controller (January 2011
                                                      o Since January 2016    to January 2016), Senior Vice President (April 2007
                                                                              to January 2016), First Trust Advisors L.P. and First
                                                                              Trust Portfolios L.P.; Chief Financial Officer
                                                                              (January 2016 to Present), BondWave LLC (Software
                                                                              Development Company) and Stonebridge Advisors
                                                                              LLC (Investment Advisor)

Donald P. Swade       Treasurer, Chief Financial      o Indefinite Term       Senior Vice President (July 2016 to Present), Vice
(1972)                Officer and Chief                                       President (April 2012 to July 2016), First Trust
                      Accounting Officer              o Since January 2016    Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine      Secretary and Chief             o Indefinite Term       General Counsel, First Trust Advisors L.P. and
(1960)                Legal Officer                                           First Trust Portfolios L.P.; Secretary and General
                                                      o Since Inception       Counsel, BondWave LLC; Secretary, Stonebridge
                                                                              Advisors LLC

Daniel J. Lindquist   Vice President                  o Indefinite Term       Managing Director, First Trust Advisors L.P. and
(1970)                                                                        First Trust Portfolios L.P.
                                                      o Since Inception

Kristi A. Maher       Chief Compliance Officer        o Indefinite Term       Deputy General Counsel, First Trust Advisors L.P.
(1966)                and Assistant Secretary                                 and First Trust Portfolios L.P.
                                                      o Chief Compliance
                                                        Officer Since
                                                        January 2011

                                                      o Assistant Secretary
                                                        Since Inception

Roger F. Testin       Vice President                  o Indefinite Term       Senior Vice President, First Trust Advisors L.P.
(1966)                                                                        and First Trust Portfolios L.P.
                                                      o Since Inception

Stan Ueland           Vice President                  o Indefinite Term       Senior Vice President, First Trust Advisors L.P.
(1970)                                                                        and First Trust Portfolios L.P.
                                                      o Since Inception

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                           JULY 31, 2019 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION
We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $420,000 for 2018 and $420,000 for 2019.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2018 and $0 for 2019.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2018 and $0 for 2019.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $45,675 for 2018 and $61,425 for 2019. These fees were for tax consultation.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for 2018 and $0 for 2019.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2018 and $0 for 2019.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2018 and $0 for 2019 for the Adviser and $0 for 2018 and $0 for 2019 for the Distributor.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

              Registrant:              Adviser and Distributor:
              -----------              ------------------------
                (b) 0%                          (b) 0%
                (c) 0%                          (c) 0%
                (d) 0%                          (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2018 were $45,675 for the registrant, $43,390 for the registrant's investment adviser and $68,710 for the registrant's distributor, and for 2019 were $61,425 for the registrant, $33,300 for the registrant's investment adviser and $46,000 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
        Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       First Trust Exchange-Traded AlphaDEX(R) Fund
               ----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: October 4, 2019
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: October 4, 2019
     -----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 4, 2019
     -----------------

* Print the name and title of each signing officer under his or her signature.